                                                                                                 1933 Act Registration No. 33-12911
                                                                                                 1940 Act Registration No. 811-5075

                                As filed with the Securities and Exchange Commission on June 27, 2003.
                        _____________________________________________________________________________________

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         Washington, DC 20549

                                                              FORM N-1A

                                                   REGISTRATION STATEMENT UNDER THE
                                                        SECURITIES ACT OF 1933

                                                     Pre-Effective Amendment No.
                                                  Post-Effective Amendment No. 47 X

                                                                and/or

                                                   REGISTRATION STATEMENT UNDER THE
                                                    INVESTMENT COMPANY ACT OF 1940
                                                          Amendment No. 49 X

                                                         THE AAL MUTUAL FUNDS
                                          (Exact name of registrant as specified in charter)

                                                       625 FOURTH AVENUE SOUTH
                                                     MINNEAPOLIS, MINNESOTA 55415
                                          (Address of Principal Executive Offices)(Zip Code)

                                  Registrant's Telephone Number, including Area Code: (612) 340-7005

                                                            JOHN C. BJORK
                                                         THE AAL MUTUAL FUNDS
                                                       625 FOURTH AVENUE SOUTH
                                                     MINNEAPOLS, MINNESOTA 55415
                                               (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offerings: Continuous

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b):
_X_ on June 27, 2003 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             THE AAL MUTUAL FUNDS

                                  Prospectus

                             Class A and B Shares

                                 June 27, 2003

                         The AAL Technology Stock Fund

                        The AAL Aggressive Growth Fund

                         The AAL Small Cap Stock Fund

                        The AAL Small Cap Index Fund II

                         The AAL Small Cap Value Fund

                          The AAL Mid Cap Stock Fund

                         The AAL Mid Cap Index Fund II

                          The AAL International Fund

                          The AAL Capital Growth Fund

                      The AAL Large Company Index Fund II

                          The AAL Equity Income Fund

                             The AAL Balanced Fund

                         The AAL High Yield Bond Fund

                          The AAL Municipal Bond Fund

                               The AAL Bond Fund

                           The AAL Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

The AAL Technology Stock Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Technology Stock Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in technology stocks.
Technology stocks include stocks issued by companies in the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Fund's investment adviser, Thrivent Investment Management Inc. ("Thrivent Investment
Mgt." or the "investment adviser"), focuses on equity securities of technology companies that have a strong potential for future growth. These companies typically provide little or no dividend. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days'
prior to such a change.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Technology Stock Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of technology securities historically have been more volatile than other securities, especially over the short term.

Technology Risk. Technology risk includes the acceptance of new technologies by consumers or business, rapid obsolescence and short product cycles.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 2001     2002
-------  -------
-37.08%  -43.07%

The Fund's year-to-date return as of March 31, 2003 was 0.44%.

Best Quarter:  Q4 '01 +32.33%
Worst Quarter: Q3 '01 -39.39%

                 AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDED DECEMBER 31, 2002)

                                                        Since
                                                      Inception
                                                       of Fund
                                            1 Year    (07/01/00)
The AAL Technology Stock Fund
 Class A (before taxes)                     -46.19%      -46.12%
 Class A (after taxes on distributions)     -46.19%      -46.12%
 Class A (after taxes on distributions and
 redemptions)                               -28.36%      -32.79%
----------------------------------------------------------------
Class B                                     -45.98%      -46.14%
----------------------------------------------------------------
Goldman Sachs Technology Industry
Composite Index/1/                          -40.27%      -42.67%
----------------------------------------------------------------

/1/The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Technology Stock Fund/1/.

SHAREHOLDER FEES (fees paid directly from your          CLASS A    CLASS B
investment)                                             SHARES     SHARES

Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                              5.50%     None
--------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage
of net asset value at time of purchase or redemption,
whichever is lower)                                     1.00%/2/    5.00%
--------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are       CLASS A    CLASS B
deducted from Fund assets)                              SHARES     SHARES
Management Fees                                            0.75%    0.75%
--------------------------------------------------------------------------
Distribution (12b-1) Fees                                  0.25%    1.00%
--------------------------------------------------------------------------
Other Expenses                                             1.75%    2.37%
--------------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/                    2.75%    4.12%
--------------------------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.
/3/Thrivent Investment Mgt. has agreed to temporarily reimburse certain expenses associated with operating The AAL Technology Stock Fund equal in the aggregate to 1.00% of the average daily net assets of the Class A shares of the Fund and 1.75% of the average daily net assets of the Class B shares of the Fund. With this reimbursement, the Total Annual Fund Operating
   Expenses would be 1.75% for the Class A shares and 2.37% for the Class B shares. This temporary reimbursement may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------

Class A shares $813 $1,356 $1,924 $3,461
----------------------------------------

Class B shares $914 $1,552 $2,206 $3,611
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------

Class A shares $813 $1,356 $1,924 $3,461
----------------------------------------

Class B shares $414 $1,252 $2,106 $3,611
----------------------------------------

The AAL Aggressive Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of growth companies with large market capitalizations. The investment adviser uses fundamental and technical investment research techniques to identify stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole.

The investment adviser defines large market capitalization according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of
April 30, 2003, companies with large market capitalizations are those with market capitalizations of at least $8.8 billion.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Investment Risks

The AAL Aggressive Growth Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well managed smaller companies when stocks of larger companies are out of favor.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 2001    2002
-------  -------
-32.38%  -32.18%

The Fund's year-to-date return as of March 31, 2003 was -1.41%.

Best Quarter:  Q4 '01  +9.43%
Worst Quarter: Q1 '01 -23.83%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)
                                                        Since
                                                      Inception
                                                       of Fund
                                            1 Year    (07/01/00)
The AAL Aggressive Growth Fund
 Class A (before taxes)                     -35.87%      -35.51%
 Class A (after taxes on distributions)     -35.87%      -35.51%
 Class A (after taxes on distributions and
 redemptions)                               -22.02%      -26.25%
----------------------------------------------------------------
Class B                                     -35.44%      -35.51%
----------------------------------------------------------------
S&P 500 Index/1/                            -22.10%      -17.38%
----------------------------------------------------------------
Russell 1000 Growth/2,3/                    -27.88%      -28.95%
----------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.
/2/The Russell 1000 Growth Index is an unmanaged Index comprised of those
   Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
   comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.
/3/Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Growth Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A    CLASS B
from Fund assets)                    SHARES     SHARES
Management Fees                         0.80%    0.80%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          1.60%    1.94%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                2.65%    3.74%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------

Class A shares $803 $1,328 $1,878 $3,369
----------------------------------------

Class B shares $876 $1,443 $2,030 $3,422
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------

Class A shares $803 $1,328 $1,878 $3,369
----------------------------------------

Class B shares $376 $1,143 $1,930 $3,422
----------------------------------------

The AAL Small Cap Stock Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The investment adviser focuses mainly in the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index and the Russell 2000
Index. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days' prior to of such a change. Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the
S&P MidCap 400 Index.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

The investment adviser looks for small companies (including companies initially offering stock to the public) that, in its opinion:

o are in the early stages of development or positioned in new and emerging industries;
o have an opportunity for rapid growth;
o have capable management; and
o are financially sound.

Due to certain market inefficiencies, the investment adviser believes that properly selected small company stocks offer greater opportunities for long-term capital growth.

Investment Risks

The AAL Small Cap Stock Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market.
As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 1996, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were designated as Class A shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

1997   16.85%
1998   -2.49%
1999   13.16%
2000   17.86%
2001    9.05%
2002  -21.72%

The Fund's year-to-date return as of March 31, 2003 was -5.73%.

Best Quarter  Q4 '01 +22.78%
Worst Quarter Q3 '98 -21.33%

                    AVERAGE ANNUAL TOTAL RETURNS
                  (PERIOD ENDED DECEMBER 31, 2002)

                                                Since        Since
                                              Inception    Inception
                                               of Fund     of Class B
                          1 Year    5 Years   (07/01/96)   (01/08/97)
The AAL Small Cap
Stock Fund
 Class A (before taxes)   -26.01%     0.97%        5.38%          N/A
 Class A (after taxes on
 distributions)           -26.01%    -0.19%        3.99%          N/A
 Class A (after taxes on
 distributions and
 redemptions)             -15.97%     0.40%        3.85%          N/A
---------------------------------------------------------------------
Class B                   -25.55%     1.09%          N/A        3.63%
---------------------------------------------------------------------
S&P 600/1/                -14.63%     2.44%        6.80%        5.92%
---------------------------------------------------------------------

/1/The S&P Small Cap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Small Cap Stock Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted CLASS A   CLASS B
from Fund assets)           SHARES    SHARES
Management Fees              0.68%     0.68%
---------------------------------------------
Distribution (12b-1) Fees    0.25%     1.00%
---------------------------------------------
Other Expenses               0.56%     0.79%
---------------------------------------------
Total Annual Fund Operating
Expenses                     1.49%     2.47%
---------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares  $693    $995  $1,318   $2,232
----------------------------------------------

Class B shares  $750  $1,070  $1,416   $2,237
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        3
               1 Year Years 5 Years 10 Years
--------------------------------------------

Class A shares  $693  $995  $1,318   $2,232
--------------------------------------------

Class B shares  $250  $770  $1,316   $2,237
--------------------------------------------

The AAL Small Cap Index Fund II
--------------------------------------------------------------------------------

Investment Objective

The AAL Small Cap Index Fund II seeks capital growth that tracks the performance of the S&P SmallCap 600 Index, by investing primarily in common stocks of the Index.

Investment Strategies

Under normal circumstances, the Fund invests in all of the small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. This is a passively managed Fund, which means that the Fund does not choose the securities that make up the Fund. When changes to the Index occur, the Fund will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from time to time. The Funds ability to match the performance of the Index will be affected, to some extent, by the size and timing of cash flows into and out of the Fund. Since the Fund has expenses that indexes do not, performance will not match the corresponding index exactly. The investment adviser will try to manage the Fund to reduce such effects.

For liquidity reasons, the Fund may invest, to some degree, in money market instruments. The Fund may invest up to 20% of the Fund's net assets in securities of foreign issuers. A foreign issuer is a company of a particular country that issues any non-U.S. Security. The investment adviser considers a company to be from a particular country if it:

o is organized under the laws of that country;

o has at least 50% of the value of its assets located in that country; or

o derives at least 50% of its income from operations or sales in that country.

These temporary defensive measures may cause the Fund not to meet its investment objective. Small company stocks are considerably more risky than large company stocks since small companies are less mature and do not have access to financial resources that a large company would have. While the risks are greater, so is the potential for reward.

Investment Risks

The AAL Small Cap Index Fund II is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market.
As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

2001    2002
-----  -------
4.18%  -15.50%

The Fund's year-to-date return as of March 31, 2003 was -6.04%.

Best Quarter  Q4 '01 +19.86%
Worst Quarter Q3 '02 -18.46%

                 AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDED DECEMBER 31, 2002)
                                                        Since
                                                      Inception
                                                       of Fund
                                            1 Year    (07/01/00)
The AAL Small Cap Index Fund II
 Class A (before taxes)                     -20.16%       -6.38%
 Class A (after taxes on distributions)     -20.26%       -6.68%
 Class A (after taxes on distributions and
 redemptions)                               -12.27%       -5.16%
----------------------------------------------------------------
Class B                                     -19.43%       -6.15%
----------------------------------------------------------------
S&P 600/1/                                  -14.63%       -2.45%
----------------------------------------------------------------
/1/The S&P Small Cap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Small Cap Index Fund II./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted CLASS A   CLASS B
from Fund assets)           SHARES    SHARES
Management Fees              0.25%     0.25%
---------------------------------------------
Distribution (12b-1) Fees    0.25%     1.00%
---------------------------------------------
Other Expenses               0.90%     1.07%
---------------------------------------------
Total Annual Fund Operating
Expenses                     1.40%     2.32%
---------------------------------------------
Expense Reimbursement/3/     0.15%     0.20%
---------------------------------------------
Net Expenses                 1.25%     2.12%
---------------------------------------------
/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.
/3/Thrivent Investment Mgt. has agreed, through at least December 31, 2003, to reimburse certain expenses associated with operating The AAL Small Cap Index
   Fund II equal in the aggregate to 0.15% of the average daily net assets of the Class A shares of the Fund and 0.20% of the average daily net assets of the Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------

Class A shares $685   $969 $1,274 $2,137
----------------------------------------

Class B shares $735 $1,024 $1,340 $2,116
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $685 $969  $1,274 $2,137
---------------------------------------

Class B shares $235 $724  $1,240 $2,116
---------------------------------------

The AAL Small Cap Value Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The investment adviser focuses mainly on the stocks of smaller companies with market capitalizations similar to those companies included in widely known indices such as the S&P Small Cap 600/Barra Value Index and the
Russell 2000 Value Index. Although market capitalizations are constantly changing, the largest companies included in the Indexes have market capitalizations of approximately $1.5 billion and $2.3 billion, respectively, as of April 30, 2003. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days' prior to such a change.

Small companies tend to be less recognizable than companies listed in the S&P
500 Index or the S&P MidCap 400 Index. Due to certain market inefficiencies, we believe properly selected small company stocks offer greater opportunities for long term capital growth.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

The Fund ordinarily invests in equity securities of companies with prices that are significantly below their intrinsic value. Intrinsic value is determined by a company's ability to generate long term cash flow, maintain competitive position and other variables depending on a specific company's situation. A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. In addition to valuation, the investment adviser considers these factors, among others, in choosing companies:

o a stable or improving earnings record;

o sound finances;

o solid competitive position in a competitive industry;

o good management; and

o adequate company returns on investment.

The investment adviser considers these factors, among others, in choosing when to sell a stock:

o when the stock price reaches a value through appreciation that is reasonably more than the intrinsic value of the business; or

o if the fundamentals of the business change, or the investment adviser's analysis of the business change, and the investment adviser believes the intrinsic value of the business is less than the stock price.

Investment Risks

The AAL Small Cap Value Fund is subject to the following investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic values or if value stocks are out of favor. In addition, smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market.
As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 17, 2001. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 2002
-------
-15.39%

The Fund's year-to-date return as of March 31, 2003 was -4.58%.

Best Quarter  Q1 '02  +8.73%
Worst Quarter Q3 '02 -20.81%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)
                                                        Since
                                                      Inception
                                                       of Fund
                                            1 Year    (07/17/01)
The AAL Small Cap Value Fund
 Class A (before taxes)                     -20.04%      -10.37%
 Class A (after taxes on distributions)     -20.24%      -10.53%
 Class A (after taxes on distributions and
 redemptions)                               -12.28%       -8.31%
----------------------------------------------------------------
Class B                                     -19.34%      -10.01%
----------------------------------------------------------------
S&P SmallCap 600/Barra Value Index/1/       -14.47%       -8.31%
----------------------------------------------------------------

/1/The S&P SmallCap 600/Barra Value Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have low price-to-book ratios. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Small Cap Value Fund./1/

-------------------------------------
SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as
a percentage of offering price)         5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted CLASS A   CLASS B
from Fund assets)           SHARES    SHARES
Management Fees              0.70%     0.70%
---------------------------------------------
Distribution (12b-1) Fees    0.25%     1.00%
---------------------------------------------
Other Expenses               1.10%     1.21%
---------------------------------------------
Total Annual Fund Operating
Expenses                     2.05%     2.91%
---------------------------------------------
Expense Reimbursement/3/     0.50%     0.50%
---------------------------------------------
Net Expenses                 1.55%     2.41%
---------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.
/3/Thrivent Investment Mgt. has agreed, through at least December 31, 2003, to reimburse certain expenses associated with operating The AAL Small Cap Value
   Fund equal in the aggregate to 0.50% of the average daily net assets of the
   Class A shares of the Fund and 0.50% of the average daily net assets of the
   Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $747 $1,157 $1,593 $2,798
----------------------------------------
Class B shares $794 $1,201 $1,633 $2,761
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $747 $1,157 $1,593 $2,798
----------------------------------------
Class B shares $294   $901 $1,533 $2,761
----------------------------------------

The AAL Mid Cap Stock Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The investment adviser focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index and the Russell MidCap Index.
Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days' prior to such a change.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

The investment adviser looks for mid-sized companies (including companies initially offering stock to the public) that, in its opinion:

o have prospects for growth in their sales and earnings;
o are in an industry with a good economic outlook;
o have high-quality management; and
o have a strong financial position.

The investment adviser usually picks companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

Investment Risks

The AAL Mid Cap Stock Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies tend to have smaller revenues and narrower product lines than larger companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance
The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operation on June 30, 1993, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1994    1995   1996    1997   1998    1999    2000    2001     2002
------  ------  -----  ------  -----  ------  ------  -------  -------
-4.79%  44.49%  8.75%  18.03%  2.08%  18.33%  20.03%  -16.43%  -15.95%

The Fund's year-to-date return as of March 31, 2003 was -3.51%.

Best Quarter  Q4 '98 +22.85%
Worst Quarter Q3 '01 -22.15%

                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2002)

                                                Since        Since
                                              Inception    Inception
                                               of Fund     of Class B
                          1 Year    5 Years   (06/30/93)   (01/08/97)
The AAL Mid Cap
Stock Fund
 Class A (before taxes)   -20.57%    -0.76%        6.66%          N/A
 Class A (after taxes on
 distributions)           -20.57%    -2.65%        4.73%          N/A
 Class A (after taxes on
 distributions and
 redemptions)             -12.63%    -1.02%        5.00%          N/A
---------------------------------------------------------------------
Class B                   -20.19%    -0.81%          N/A        2.05%
---------------------------------------------------------------------
S&P MidCap 400 Index/1/   -14.51%     6.41%       11.96%       10.18%
---------------------------------------------------------------------

/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Mid Cap Stock Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A    CLASS B
from Fund assets)                    SHARES     SHARES
Management Fees                         0.66%    0.66%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          0.40%    0.85%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                1.31%    2.51%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------

Class A shares $676   $942 $1,229 $2,042
----------------------------------------

Class B shares $754 $1,082 $1,435 $2,144
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $676 $942  $1,229 $2,042
---------------------------------------

Class B shares $254 $782  $1,335 $2,144
---------------------------------------

The AAL Mid Cap Index Fund II
--------------------------------------------------------------------------------

Investment Objective

The AAL Mid Cap Index Fund II seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

Investment Strategies

Under normal circumstances, the Fund invests in all of the mid-sized company stocks included in the S&P MidCap 400 Index. This is a passively managed Fund, which means that the investment adviser does not choose the securities that make up the Fund. When changes to the Index occur the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from time to time. The Fund's ability to match the performance of the Index will be affected, to some extent, by the size and timing of cash flows into and out of the Fund. Since the Fund has expenses that indices do not, performance will not match the corresponding index exactly. The investment adviser will try to manage the Fund to reduce such effects.

For liquidity reasons, the Fund may invest, to some degree, in money market instruments.

Investment Risks

The AAL Mid Cap Index Fund II is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies tend to have smaller revenues and narrower product lines than larger companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 2001    2002
------  -------
-2.36%  -15.56%

The Fund's year-to-date return as of March 31, 2003 was -4.60%.

Best Quarter  Q4 '01 +17.35%
Worst Quarter Q3 '02 -16.72%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)

                                                        Since
                                                      Inception
                                                       of Fund
                                            1 Year    (07/01/00)
The AAL Mid Cap Index Fund II
 Class A (before taxes)                     -20.21%       -7.89%
 Class A (after taxes on distributions)     -20.38%       -8.04%
 Class A (after taxes on distributions and
 redemptions)                               -12.25%       -6.25%
----------------------------------------------------------------
Class B                                     -19.61%       -7.78%
----------------------------------------------------------------
S&P MidCap 400 Index/1/                     -14.51%       -4.20%
----------------------------------------------------------------

/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Mid Cap Index Fund II./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A    CLASS B
from Fund assets)                    SHARES     SHARES
Management Fees                         0.25%    0.25%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          0.71%    0.95%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                1.21%    2.20%
-------------------------------------------------------
Expense Reimbursement/3/                 None    0.50%
-------------------------------------------------------
Net Expense                             1.21%    1.70%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.
/3/Thrivent Investment Mgt. has agreed, through at least December 31, 2003, to reimburse certain expenses associated with operating The AAL Mid Cap Index
   Fund II equal in the aggregate to 0.50% of the average daily net assets of the Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $667 $913  $1,178 $1,935
---------------------------------------

Class B shares $723 $988  $1,280 $1,943
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $667 $913  $1,178 $1,935
---------------------------------------

Class B shares $223 $688  $1,180 $1,943
---------------------------------------

The AAL International Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL International Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in foreign stocks and convertible foreign securities of at least three different countries. The Fund may invest in equity securities, and securities convertible into equity securities, of issuers organized under the laws of, headquartered in, whose principal operations are located in, or whose common equity securities are principally traded in developed and emerging market countries.
For all purposes, the Fund's investment subadviser, Oechsle International
Advisors, LLC ("Oeschsle"), may base its view on the location of an issuer on any one, or a combination, of the following factors: (1) the location of the market in which the issuer's securities principally trade; (2) the location of the issuer's corporate headquarters; (3) the location of the issuer's legal domicile; (4) the location of the majority of the issuer's operations; (5) the location where the majority of the issuer's revenues are generated; or (6) the relevant index categorization of the issuer.

The Fund may invest in both mature and emerging markets. A country in the beginning stages of developing its economy is an emerging market. Developing countries have less diverse economic structures and less stable political systems than those of developed countries. Consequently, markets of developing countries may be more volatile than the markets of more mature economies.

Oechsle focuses on stocks primarily trading in the United Kingdom, Western
Europe, Australia, Far East, Latin America and Canada. Many of these markets are mature, while others are emerging (for example, Indonesia and Argentina).
Oechsle does not have any limits on the extent to which the Fund can invest in either mature or emerging markets. The Fund may invest up to 100% of total assets in emerging markets.

Oechsle uses a bottom-up approach to investing. Using this approach, Oechsle identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to Oechsle's expectations and Oechsle believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL International Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk. Foreign securities risk exists when the Fund invests in foreign securities, which are generally riskier than U.S. securities.
Political, social and economic events as well as natural disasters may all impact a country's economy and cause investments in issuers located in that country to decline in value. Developing countries are much more sensitive to any such event. Additionally, foreign securities are often paid for in currencies of foreign countries, thereby subjecting the Fund to currency exchange rate fluctuations. This means that the value of securities could increase or decrease due to variations in the relative value or buying power of
U.S. and foreign currencies.

Emerging Markets Risk. Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on August 1, 1995, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1996   1997    1998    1999    2000     2001     2002
------  -----  ------  ------  -------  -------  -------
12.21%  0.97%  11.06%  39.66%  -18.12%  -26.32%  -19.96%

The Fund's year-to-date return as of March 31, 2003 was -10.46%.

Best Quarter  Q4 '99 +23.40%
Worst Quarter Q3 '02 -20.97%

                     AVERAGE ANNUAL TOTAL RETURNS
                  (PERIODS ENDING DECEMBER 31, 2002)

                                                 Since        Since
                                               Inception    Inception
                                                of Fund     of Class B
                           1 Year    5 Years   (08/01/95)   (01/08/97)
The AAL International Fund
 Class A (before taxes)    -24.40%    -6.68%       -2.74%          N/A
 Class A (after taxes on
 distributions)            -24.41%    -7.26%       -3.68%          N/A
 Class A (after taxes on
 distributions and
 redemptions)              -14.87%    -5.22%       -2.30%          N/A
----------------------------------------------------------------------
Class B                    -23.95%    -6.68%          N/A       -5.44%
----------------------------------------------------------------------
MSCI EAFE Index/1/         -15.94%    -2.89%          N/A          N/A
----------------------------------------------------------------------
/1/The Morgan Stanley Capital International, Europe, Australasia, Far East
   Index (EAFE Index) is a stock index designed to measure the investment returns of the developed countries outside North America. The EAFE Index currently includes stocks from 21 countries. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL International Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A    CLASS B
from Fund assets)                    SHARES     SHARES
Management Fees                         0.62%    0.62%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          0.84%    1.56%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                1.71%    3.18%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $714 $1,059 $1,427 $2,458
----------------------------------------
Class B shares $821 $1,280 $1,764 $2,668
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $714 $1,059 $1,427 $2,458
----------------------------------------
Class B shares $321   $980 $1,664 $2,668
----------------------------------------

The AAL Capital Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks, not including convertible securities. Generally, the investment adviser focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. The investment adviser looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The Fund focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. The Fund does not invest in bonds for capital growth or for long time periods.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment advisers expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Capital Growth Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 16, 1987, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, share of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares.
The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

1993    1994    1995    1996    1997    1998    1999    2000    2001     2002
-----  ------  ------  ------  ------  ------  ------  ------  -------  -------
6.06%  -1.38%  31.00%  22.05%  33.57%  28.19%  22.61%  -1.09%  -13.95%  -22.75%

The Fund's year-to-date return as of March 31, 2003 was -2.18%.

Best Quarter  Q4 '98 +21.92%
Worst Quarter Q3 '02 -17.71%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                           Since
                                                         Inception
                                                         of Class B
                          1-Year    5-Years   10-Years   (01/08/97)
The AAL Capital Growth
Fund
 Class A (before taxes)   -26.99%    -0.47%      8.11%          N/A
 Class A (after taxes on
 distributions)           -27.07%    -0.93%      7.14%          N/A
 Class A (after taxes on
 distributions and
 redemptions)             -16.57%    -0.32%      6.52%          N/A
-------------------------------------------------------------------
Class B                   -26.63%    -0.36%        N/A        4.45%
-------------------------------------------------------------------
S&P 500 Index/1/          -22.10%    -0.59%      9.35%        4.23%
-------------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Capital Growth Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted CLASS A   CLASS B
from Fund assets)           SHARES    SHARES
Management Fees              0.54%     0.54%
---------------------------------------------
Distribution (12b-1) Fees    0.25%     1.00%
---------------------------------------------
Other Expenses               0.23%     0.62%
---------------------------------------------
Total Annual Fund Operating
Expenses                     1.02%     2.16%
---------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $648 $857  $1,082 $1,729
---------------------------------------

Class B shares $719 $976  $1,259 $1,805
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $648 $857  $1,082 $1,729
---------------------------------------

Class B shares $219 $676  $1,159 $1,805
---------------------------------------

The AAL Large Company Index Fund II
--------------------------------------------------------------------------------

Investment Objective

The AAL Large Company Index Fund II seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

Investment Strategies

Under normal circumstances, the Fund strives to invest in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Fund, which means that the investment adviser does not choose the securities that make up the Fund. When changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from time to time. The Fund's ability to match the performance of the Index will be affected, to some extent, by the size and timing of cash flows into and out of the Fund. For liquidity reasons, we may invest, to some degree, in money market instruments. Since the Fund has expenses that the Index does not, performance will not match the corresponding
Index exactly. The investment adviser will try to manage the Fund to reduce such effects.

Investment Risks

The AAL Large Company Index Fund II is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 2001    2002
-------  -------
-13.54%  -22.53%

The Fund's year-to-date return as of March 31, 2003 was -3.66%.

Best Quarter  Q4 '01 +10.03%
Worst Quarter Q3 '02 -16.94%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)

                                                        Since
                                                      Inception
                                            1 Year    (07/01/00)
The AAL Large Company Index Fund II
 Class A (before taxes)                     -26.76%      -20.14%
 Class A (after taxes on distributions)     -26.88%      -20.19%
 Class A (after taxes on distributions and
 redemptions)                               -16.43%      -15.55%
----------------------------------------------------------------
Class B                                     -26.34%      -20.04%
----------------------------------------------------------------
S&P 500 Index/1/                            -22.10%      -17.38%
----------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Large Company Index Fund II./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A    CLASS B
from Fund assets)                    SHARES     SHARES
Management Fees                         0.25%    0.25%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          0.68%    0.94%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                1.18%    2.19%
-------------------------------------------------------
Expense Reimbursement/3/                0.75%    0.75%
-------------------------------------------------------
Net Expenses                            0.43%    1.44%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.
/3/Thrivent Investment Mgt. has agreed, through at least December 31, 2003, to reimburse certain expenses associated with operating The AAL Large Company
   Index Fund II equal in the aggregate to 0.75% of the average daily net assets of the Class A shares of the Fund and 0.75% of the average daily net assets of the Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $664 $904  $1,163 $1,903
---------------------------------------

Class B shares $722 $985  $1,275 $1,920
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5      10
               Year Years Years  Years*
---------------------------------------

Class A shares $664 $904  $1,163 $1,903
---------------------------------------

Class B shares $222 $685  $1,175 $1,920
---------------------------------------

The AAL Equity Income Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in income-producing equity securities. The investment adviser focuses on equity securities including securities convertible into equity securities that offer higher-than-average dividend yields compared to stocks comprising the S&P 500
Index. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days' prior to such a change.

The Fund seeks capital growth by attempting to select income-producing equity securities of large companies that the investment adviser believes are under-priced relative to the securities of companies with comparable fundamentals.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Equity Income Fund is subject to the following primary investment risk.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on March 18, 1994, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The tables includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1995   1996    1997    1998   1999   2000    2001    2002
------  -----  ------  ------  -----  -----  ------  -------
29.17%  4.81%  22.37%  13.29%  4.09%  9.51%  -8.14%  -24.09%

The Fund's year-to-date return as of March 31, 2003 was -4.61%.

Best Quarter  Q4 '98 +15.04%
Worst Quarter Q3 '02 -17.51%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                           Since
                                              Since      Inception
                                            Inception    of Class B
                        1 Year    5 Years   (03/18/94)   (01/08/97)
The AAL Equity Income
Fund
Class A (before taxes)  -28.26%    -3.18%        3.11%          N/A
Class A (after taxes on
distributions)          -28.57%    -4.10%        1.91%          N/A
Class A (after taxes on
distributions and
redemptions)            -17.33%    -2.63%        2.16%          N/A
-------------------------------------------------------------------
Class B                 -27.85%    -3.05%          N/A        0.85%
-------------------------------------------------------------------
S&P 500/Barra Value
Index/1/                -20.86%    -0.85%        8.32%        3.59%
-------------------------------------------------------------------

/1/The S&P 500/Barra Value Index is an unmanaged capitalization weighted index composed of the lowest price-to-book securities in the S&P 500 Index. This
   Index is designed so that approximately one-half of the S&P 500 Index market capitalization is characterized as "value" and the other half as "growth."
   The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Equity Income Fund./1/

SHAREHOLDER FEES
(fees paid directly from              CLASS A    CLASS B
your investment)                      SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                       5.50%     None
--------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)       1.00%/2/    5.00%
--------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted       CLASS A   CLASS B
from Fund assets)                 SHARES    SHARES
Management Fees                    0.45%     0.45%
---------------------------------------------------
Distribution (12b-1) Fees          0.25%     1.00%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         0.37%     0.72%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           1.07%     2.17%
---------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $653 $872  $1,108 $1,784
---------------------------------------
Class B shares $720 $979  $1,264 $1,841
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $653 $872  $1,108 $1,784
---------------------------------------
Class B shares $220 $679  $1,164 $1,841
---------------------------------------

The AAL Balanced Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Investment Strategy

The Fund incorporates the strategies of The AAL Capital Growth, AAL Bond and
AAL Money Market Funds. For debt securities, the Fund generally selects securities from the same pool of securities that make up The AAL Bond Fund.
However, some debt securities may not be the same. Nevertheless, the investment adviser will select them in accordance with The AAL Bond Fund's strategy.

The investment adviser establishes the Fund's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and consider the variability of the anticipated returns based on historical results as well as expected risks and returns.
Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Fund is more diversified and is subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Fund tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the investment adviser may increase the Fund's weighting in one or both of the other asset classes. Despite the investment adviser's attempts to ease the effect of any market downturn, you may still lose money. The Fund invests in the following three asset classes within the ranges given:

                         Minimum Maximum
----------------------------------------
Common Stocks              35%     75%
----------------------------------------
Debt Securities            25%     50%
----------------------------------------
Money Market Instruments    0%     40%
----------------------------------------

As of December 31, the investments in the asset classes were as follows:

                         Percent
                         Weighted
---------------------------------
Common Stocks              53.5%
---------------------------------
Debt Securities            37.2%
---------------------------------
Money Market Instruments    9.3%
---------------------------------
Total                       100%
---------------------------------

Investment Risks

The AAL Balanced Fund is subject to the following primary investment risks.

Market Risk. Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds.
To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on December 29, 1997. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1998    1999   2000    2001    2002
------  ------  -----  ------  -------
18.04%  10.97%  3.31%  -3.02%  -11.36%

The Fund's year-to-date return as of March 31, 2003 was -0.60%.

Best Quarter  Q4 '98 +11.28%
Worst Quarter Q3 '02  -8.95%

                     AVERAGE ANNUAL TOTAL RETURNS
                  (PERIODS ENDING DECEMBER 31, 2002)

                                                               Since
                                                             Inception
                                         1 Year    5 Years   (12/29/97)
The AAL Balanced Fund
 Class A (before taxes)                  -16.20%     1.92%        1.91%
 Class A (after taxes on distributions)  -16.83%     1.01%        1.01%
 Class A (after taxes on distributions
 and redemptions)                         -9.93%     1.12%        1.12%
-----------------------------------------------------------------------
Class B                                  -15.50%     2.17%        2.17%
-----------------------------------------------------------------------
Lehman Aggregate Bond Index/1/            10.25%     7.55%        7.55%
-----------------------------------------------------------------------
S&P 500 Index/2/                         -22.10%    -0.59%       -0.23%
-----------------------------------------------------------------------
/1/The Lehman Aggregate Bond Index is an unmanaged index that encompasses four classes of fixed-income securities in the United States: U.S. Treasury and
   U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities. The performance of the Index does not reflect deductions for fees, expenses or taxes.
/2/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Balanced Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted CLASS A   CLASS B
from Fund assets)           SHARES    SHARES
Management Fees              0.55%     0.55%
---------------------------------------------
Distribution (12b-1) Fees    0.25%     1.00%
---------------------------------------------
Other Expenses               0.27%     0.31%
---------------------------------------------
Total Annual Fund Operating
Expenses                     1.07%     1.86%
---------------------------------------------
/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $653 $872  $1,108 $1,784
---------------------------------------
Class B shares $689 $885  $1,106 $1,698
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $653 $872  $1,108 $1,784
---------------------------------------
Class B shares $189 $585  $1,006 $1,698
---------------------------------------

The AAL High Yield Bond Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL High Yield Bond Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

Investment Strategies

Under normal circumstances, we invest at least 80% of net assets (plus the amount of any borrowing for investment purposes) in high-yield fixed income instruments (high-yielding, higher-risk corporate bonds) with medium- to lower-range credit quality ratings. Should the Fund's investment subadviser,
Pacific Investment Management Company LLC ("PIMCO"), determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.
The Fund may invest up to 20% of its net assets in bonds of foreign issuers. A foreign issuer is a company domiciled in a country other than the U.S.

The Fund may invest the remainder of the Fund's assets in cash, short-term money market instruments, and investment-grade fixed-income instruments. PIMCO does not have restrictions on the credit quality of the securities in the Fund.
PIMCO attempts to identify those issuers of high-yield, high-risk bonds whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. However, PIMCO does not have restrictions on the rating level of the securities in the Fund and may purchase and hold securities in default.

Investment Risks

The AAL High Yield Bond Fund is subject to the following primary investment risks.

Market Risk. Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.
Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds.
To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on January 8, 1997. The table includes performance of Class B shares which reflects the automatic conversion to Class
A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1998    1999    2000   2001    2002
------  ------  ------  -----  ------
-2.25%  -3.75%  -4.44%  0.40%  -0.80%

The Fund's year-to-date return as of March 31, 2003 was 6.65%.

Best Quarter  Q4 '02 +9.34%
Worst Quarter Q3 '98 -7.76%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                         Since
                                                       Inception
                                    1 Year   5 Years   (01/08/97)
The AAL High Yield Bond Fund
 Class A (before taxes)             -5.31%    -3.07%       -0.53%
 (after taxes on distributions)     -8.42%    -6.62%       -4.19%
 (after taxes on distributions and
 redemptions)                       -3.32%    -4.01%       -2.08%
-----------------------------------------------------------------
Class B                             -5.17%    -2.90%       -0.37%
-----------------------------------------------------------------
Merrill Lynch High Yield Cash
Pay Index/1/                        -1.05%     1.24%        3.15%
-----------------------------------------------------------------

/1/The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1200 "cash-pay" high-yield bonds representative of the high-yield bond market as a whole. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL High Yield Bond Fund./1/

SHAREHOLDER FEES
(fees paid directly from              CLASS A    CLASS B
your investment)                      SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                       4.50%     None
--------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)       1.00%/2/    5.00%
--------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted CLASS A   CLASS B
from Fund assets)           SHARES    SHARES
Management Fees              0.55%     0.55%
---------------------------------------------
Distribution (12b-1) Fees    0.25%     1.00%
---------------------------------------------
Other Expenses               0.23%     0.46%
---------------------------------------------
Total Annual Fund Operating
Expenses                     1.03%     2.01%
---------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $550 $763    $993 $1,653
---------------------------------------

Class B shares $704 $930  $1,183 $1,742
---------------------------------------

You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------

Class A shares $550 $763    $993 $1,653
---------------------------------------

Class B shares $204 $630  $1,083 $1,742
---------------------------------------

The AAL Municipal Bond Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

Investment Strategies

Under normal circumstances, the Fund invests as least 80% of net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income tax. However, the Fund may invest in certain bonds that are subject to the alternative minimum tax as discussed below. Of the 80% invested in municipal bonds, at least 75% is invested in bonds rated within the three highest rating categories assigned by at least one
Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

State and local governments and municipalities issue municipal bonds to raise money for a variety of public purposes, including general financing for state and local governments or financing for specific projects or public facilities.
A municipality may issue municipal bonds in anticipation of future revenues from a specific municipal project (revenue bonds), or backed by the full taxing power of a municipality (general obligation bonds), or from the revenues of a specific project on the credit of a private organization (industrial development bonds). Federal law generally exempts the interest paid on municipal bonds from federal income taxes.

The Fund may invest 25% or more of total assets in industrial development bonds. The Fund tries not to invest more than 25% of its total assets in municipal bonds that are so closely related that an economic, business or political development affecting one bond could also affect the others.

The Fund may purchase certain tax-exempt bonds that involve a private purpose.
The interest paid on these private activity bonds is subject to the alternative minimum tax (AMT paper). The investment adviser limits the Fund's purchases of
AMT paper to 25% of the Fund's total assets.

Investment Risks

The AAL Municipal Bond Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Derivative Risk. Derivative risk exists when the Fund uses derivative instruments such as futures, options and swaps to hedge or protect the Fund from adverse movements in securities prices and interest rates.

Tax Risk. Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses,  but not sales charges.  If sales charges were included,  returns would be lower than those shown. The table includes the effects of Fund  expenses and maximum sales charges for each class, and assumes  that you sold your shares at the end of the period.  The  after-tax returns  for Class A shares  of the Fund are  calculated  using  the  historical highest  individual  federal  marginal  income tax rates and do not  reflect the impact  of  state  and  local  taxes.  Actual  after-tax  returns  depend  on an investor's tax situation and may differ from those shown, and after-tax  returns are not relevant to investors  who hold their Fund shares  through  tax-deferred arrangements,  such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for
Class B shares will vary.

The Fund commenced operations on July 16, 1987, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1993    1994    1995   1996    1997   1998    1999    2000   2001   2002
------  ------  ------  -----  ------  -----  ------  ------  -----  -----
11.28%  -5.68%  18.24%  4.39%  10.34%  5.98%  -5.64%  12.01%  5.60%  8.44%

The Fund's year-to-date return as of March 31, 2003 was 1.01%.

Best Quarter  Q1 '95 +6.75%
Worst Quarter Q1 '94 -5.27%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                                        of Class B
                          1 Year   5 Years   10 Years   (01/08/97)
The AAL Municipal Bond
Fund
 Class A (before taxes)    3.59%     4.15%      5.76%          N/A
 Class A (after taxes on
 distributions)            3.56%     4.01%      5.53%          N/A
 Class A (after taxes on
 distributions and
 redemptions)              3.90%     4.15%      5.47%          N/A
------------------------------------------------------------------
Class B                    3.62%     4.22%        N/A        5.33%
------------------------------------------------------------------
Lehman Municipal Bond
Index/1/                   9.60%     6.06%      6.71%          N/A
------------------------------------------------------------------

/1/The Lehman Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Municipal Bond Fund./1/

SHAREHOLDER FEES
(fees paid directly from your        CLASS A    CLASS B
investment)                          SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)     4.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted from     CLASS A    CLASS B
Fund assets)                         SHARES     SHARES
Management Fees                         0.45%    0.45%
-------------------------------------------------------
Distribution (12b-1) Fees               0.25%    1.00%
-------------------------------------------------------
Other Expenses                          0.09%    0.11%
-------------------------------------------------------
Total Annual Fund Operating
Expenses                                0.79%    1.56%
-------------------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A Shares $527 $691  $869  $1,384
--------------------------------------
Class B Shares $659 $793  $950  $1,372
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $527 $691  $869  $1,384
--------------------------------------
Class B shares $159 $493  $850  $1,372
--------------------------------------

The AAL Bond Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

Investment Strategies

The AAL Bond Fund invests primarily in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities.
Under normal circumstances, the Funds invests at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in debt securities that are at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated but considered to be of comparable quality by the Fund's investment adviser.

The Fund also may invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the Fund's investment adviser.

Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Although there are no restrictions on the maturity of the debt securities the
Fund may purchase, generally the Fund maintains a weighted average effective maturity of between 5 and 10 years. Effective maturity of a debt security takes into account projected prepayments, call dates, put dates and sinking Funds, if any, that reduce the stated maturity date of the bond. The investment adviser anticipates that during normal market conditions the average portfolio maturity of the Fund will not exceed 20 years. The Fund uses the stated final maturity date (rather than effective maturity) of a security to calculate average maturity, notwithstanding earlier call dates and possible prepayments.

Investment Risks

The AAL Bond Fund is subject to the following primary investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Fund. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds.
To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield, high-risk bonds have a less liquid resale market, and it may be more difficult to sell such securities quickly in certain markets or market environments.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-
tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 16, 1987, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

1992   1993    1994    1995   1996   1997   1998    1999    2000   2001   2002
-----  -----  ------  ------  -----  -----  -----  ------  ------  -----  -----
6.70%  8.80%  -4.75%  16.06%  2.26%  8.98%  6.63%  -1.65%  10.76%  8.14%  6.81%

The Fund's year-to-date return as of March 31, 2003 was 1.92%.

Best Quarter  Q2 '95 +5.07%
Worst Quarter Q1 '94 -3.42%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                                        of Class B
                          1-Year   5-Years   10-Years   (01/08/97)
The AAL Bond Fund
Class A (before taxes)     2.00%     5.09%      5.55%          N/A
 Class A (after taxes on
 distributions)            0.13%     2.79%      3.09%          N/A
 Class A (after taxes on
 distributions and
 redemptions)              1.18%     2.89%      3.17%          N/A
------------------------------------------------------------------
Class B                    2.01%     5.04%        N/A        5.79%
------------------------------------------------------------------
Lehman Aggregate Bond
Index/1/                  10.25%     7.55%      7.51%        8.01%
------------------------------------------------------------------

/1/The Lehman Aggregate Bond Index is an unmanaged index that encompasses four classes of fixed income securities in the United States: U.S. Treasury and
   U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Bond Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           4.50%     None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.00%/2/    5.00%
-------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted CLASS A   CLASS B
from Fund assets)           SHARES    SHARES
Management Fees              0.45%     0.45%
---------------------------------------------
Distribution (12b-1) Fees    0.25%     1.00%
---------------------------------------------
Other Expenses               0.16%     0.33%
---------------------------------------------
Total Annual Fund Operating
Expenses                     0.86%     1.78%
---------------------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $534 $712    $905 $1,463
---------------------------------------
Class B shares $681 $860  $1,064 $1,524
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $534 $712  $905  $1,463
--------------------------------------
Class B shares $181 $560  $964  $1,524
--------------------------------------

The AAL Money Market Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Investment Strategies

The Fund invests in high-quality, dollar-denominated, short-term debt securities. The investment adviser tries to maintain a $1 share price for the
Fund. The Fund invests in securities maturing in 397 days or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. Portfolio turnover will be high for the Fund due to the short duration of securities, which require replacement by new issues.

Investment Risks

The AAL Money Market Fund is subject to the following primary investment risks.

Market Risk. Over time stocks markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal
Reserve in its monetary policy.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.

An investment in The AAL Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

The Fund commenced operations on March 10, 1988, and the bar chart includes performance from before the creation of share classes on January 8, 1997. Prior to January 8, 1997, the shares of the Fund had no specific class designation.
As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
2.03%  2.93%  4.90%  5.20%  5.19%  4.88%  4.60%  5.82%  3.59%  1.04%

The Fund's year-to-date return as of March 31, 2003 was 0.15%.

Best Quarter  Q3 '00 +1.49%
Worst Quarter Q4 '02 +0.25%

The 7-day yield for the period ended December 31, 2002 for The AAL Money Market
Fund Class A shares was 0.78%.

                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2002)

                                                     Since
                                                   Inception
                                                   of Class B
                     1 Year   5 Years   10 years   (01/08/97)
The AAL Money Market
Fund
Class A               1.04%     3.97%      4.01%          N/A
-------------------------------------------------------------
Class B              -3.60%     3.02%        N/A        3.35%
-------------------------------------------------------------

The Fund attempts to maintain a stable net asset value per share of $1.00.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Money Market Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)          None      None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)        None     5.00%
------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted          CLASS A   CLASS B
from Fund assets)                    SHARES    SHARES
Management Fees                       0.50%     0.50%
------------------------------------------------------
Distribution (12b-1) Fees            0.125%    0.875%
------------------------------------------------------
Other Expenses                       0.295%    0.245%
------------------------------------------------------
Total Annual Fund Operating
Expenses                              0.92%     1.62%
------------------------------------------------------
Expense Reimbursement/2/              0.10%     0.40%
------------------------------------------------------
Net Expenses                          0.82%     1.22%
------------------------------------------------------
/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Shareholder Information--Redeeming Shares."
/2/Thrivent Investment Mgt. has agreed, through at least December 31, 2003, to reimburse certain expenses associated with operating AAL Money Market Fund equal in the aggregate 0.10% of the average daily net assets of the Class A shares of the Fund and 0.40% of the average daily net assets of the Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------

Class A shares  $94 $293  $509  $1,131
--------------------------------------

Class B shares $665 $811  $981  $1,485
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years Years*
--------------------------------------

Class A shares  $94 $293  $509  $1,131
--------------------------------------

Class B shares $165 $511  $881  $1,485
--------------------------------------

Management, Organization and Capital Structure
--------------------------------------------------------------------------------

Investment Adviser

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth
Avenue South, Minneapolis, Minnesota 55415, for each of the Funds. Thrivent
Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $57.3 billion in assets as of
March 31, 2003, including approximately $10.1 billion in mutual fund assets.
Thrivent Investment Mgt. Provides investment research and supervision of the
Funds' investment.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except The AAL International Fund and The AAL
High Yield Bond Fund. For The AAL International Fund and The AAL High Yield
Bond Fund (the "Subadvised Funds"), Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees of the Fund, one or more subadvisers to manage the investments of the Subadvised Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds. Thrivent Investment
Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.

Advisory Fees
Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.
During the fiscal year ended April 30th, 2003, Thrivent Investment Mgt.
received the following advisory fees, expressed as a percentage of the Fund's net assets.*

FUND                                ADVISORY FEE
The AAL Technology Stock Fund......    0.75%
The AAL Aggressive Growth Fund.....    0.80%
The AAL Small Cap Stock Fund.......    0.68%
The AAL Small Cap Index Fund II....    0.25%
The AAL Small Cap Value Fund.......    0.70%
The AAL Mid Cap Stock Fund.........    0.66%
The AAL Mid Cap Index Fund II......    0.25%
The AAL International Fund.........    0.62%
The AAL Capital Growth Fund........    0.54%
The AAL Large Company Index Fund II    0.25%
The AAL Equity Income Fund.........    0.45%
The AAL Balanced Fund..............    0.55%
The AAL High Yield Bond Fund.......    0.55%
The AAL Municipal Bond Fund........    0.45%
The AAL Bond Fund..................    0.45%
The AAL Money Market Fund..........    0.50%

* TheFunds may invest cash in The AAL Money Market Fund, subject to certain conditions. In order to avoid duplicate investment advisory fees, Thrivent
  Investment Mgt. reimburses the Fund the amount of investment advisory fees attributable to the Fund's investment in The AAL Money Market Fund. In addition, Thrivent Investment Mgt. reimbursed certain expenses of some of the Funds. This table does not reflect the effects of any reimbursements.

Portfolio Management

The AAL Technology Stock Fund
Brian J. Flanagan, CFA & James A. Grossman serve as portfolio co-managers of
The AAL Technology Stock Fund. Mr. Flanagan has been the portfolio co-manager of The AAL Technology Stock Fund since it commenced operations in 2000. Mr.
Flanagan also serves as portfolio co-manager of the Technology Stock Portfolio, a series of an affiliated mutual fund group. Mr. Flanagan has been with
Thrivent Investment Mgt. since 1996.

Mr. Grossman has been portfolio co-manager of The AAL Technology Stock Fund since it commenced operations in 2000. Mr. Grossman also serves as the portfolio co-manager of the Technology Stock Portfolio, a series of an affiliated mutual fund group. Mr. Grossman has been with Thrivent Investment
Mgt. since 1996.

The AAL Aggressive Growth Fund
Scott A. Vergin has served as portfolio manager of The AAL Aggressive Growth
Fund since 2002. Mr. Vergin also has served as portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood
Growth Fund since 2002 and the LB Growth Portfolio since 1994. Mr. Vergin has been with Thrivent Investment Mgt. since 1984.

The AAL Small Cap Stock Fund
Kevin A. Schmitting, CFA, has managed the day-to-day Fund investments since the
Fund's inception in 1996. Mr. Schmitting has also served as the portfolio manager of the Small Cap Stock Portfolio, a series of an affiliated mutual fund group, since 2001. Mr. Schmitting has been with Thrivent Investment Mgt. since
1995.

The AAL Small Cap Index Fund II
Kevin R. Brimmer, FSA, has served as portfolio manager of the Fund since 2002.
Mr. Brimmer has also served as portfolio manager of The AAL Small Cap Index
Fund II, The AAL Mid Cap Index Fund, The AAL Mid Cap Index Fund II and The AAL
Large Company Index Fund II. In addition, Mr. Brimmer has served as portfolio manager of the following series of affiliated mutual fund groups: Small Cap
Index Portfolio, Mid Cap Index Portfolio, Large Company Index Portfolio and
Balanced Portfolio. Previously, he managed the Asset Liability Management department within the Investment Division at Thrivent Financial for Lutherans
overseeing Thrivent Financial for Lutheran's general account assets. Mr.
Brimmer has been with Thrivent Financial for Lutherans since 1985.

The AAL Small Cap Value Fund
Christopher J. Serra, CFA, has managed the day-to-day Fund investments since the Fund's inception in 2001. From 1999 to 2001, Mr. Serra was the assistant portfolio manager of The AAL Small Cap Stock Fund. He has also served as portfolio manager of Small Cap Value Portfolio, a series of an affiliated mutual fund group, since April 2003. Mr. Serra has been with Thrivent
Investment Mgt. since 1998.

The AAL Mid Cap Stock Fund
Michael R. Hochholzer, CFA, has managed the day-to-day Fund investments since
March 1997. Mr. Hochholzer also has served as portfolio manager of the Mid Cap
Stock Portfolio, a series of an affiliated mutual fund group, since 2001. Mr.
Hochholzer has been with Thrivent Investment Mgt. since 1989.

The AAL Mid Cap Index Fund II
Kevin R. Brimmer, FSA, has served as portfolio manager of the Fund since 2002.
Mr. Brimmer has also served as portfolio manager of The AAL Small Cap Index
Fund II, The AAL Mid Cap Index Fund, The AAL Mid Cap Index Fund II and The AAL
Large Company Index Fund II. In addition, Mr. Brimmer has served as portfolio manager of the following series of affiliated mutual fund groups: Small Cap
Index Portfolio, Mid Cap Index Portfolio, Large Company Index Portfolio and
Balanced Portfolio. Previously, he managed the Asset Liability Management department within the Investment Division at Thrivent Financial for Lutherans
overseeing Thrivent Financial for Lutheran's general account assets. Mr.
Brimmer has been with Thrivent Financial for Lutherans since 1985.

The AAL International Fund
Thrivent Investment Mgt. has engaged Oechsle International Advisors, LLC
("Oechsle"), located at One International Place, Boston, Massachusetts 02110.
Oechsle was founded in 1986. The firm specializes in international and global investments for institutional clients from its offices located in Boston,
London, Frankfurt and Tokyo. As of March 31, 2003, the firm managed over $10.5 billion in assets.

Oechsle utilizes a team approach to manage the Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework for country allocations and contributes individual stock selections. The portfolio manager primarily responsible for overseeing Oechsle's management of the Portfolio since it commenced operation on March 2, 1998 is Kathleen Harris.
Ms. Harris joined Oechsle as a portfolio manager in January 1995 and has been a principal since January 1997.

The AAL Capital Growth Fund
Frederick L. Plautz has managed the day-to-day Fund investments since November
1, 1995. Mr. Plautz has also served as a portfolio manager of The AAL Balanced
Fund since 1997, and he has served as portfolio manager of the following series of affiliated mutual fund groups: Lutheran Brotherhood Fund since 2002 and
Capital Growth Portfolio since 2001. Mr. Plautz has been with Thrivent
Investment Mgt. since 1995.

The AAL Large Company Index Fund II
Kevin R. Brimmer, FSA, has served as portfolio manager of the Fund since 2002.
Mr. Brimmer has also served as portfolio manager of The AAL Small Cap Index
Fund II, The AAL Mid Cap Index Fund, The AAL Mid Cap Index Fund II and The AAL
Large Company Index Fund II. In addition, Mr. Brimmer has served as portfolio manager of the following series of affiliated mutual fund groups: Small Cap
Index Portfolio, Mid Cap Index Portfolio, Large Company Index Portfolio and
Balanced Portfolio. Previously, he managed the Asset Liability Management department within the Investment Division at Thrivent Financial for Lutherans
overseeing Thrivent Financial for Lutheran's general account assets. Mr.
Brimmer has been with Thrivent Financial for Lutherans since 1985.

The AAL Equity Income Fund
The AAL Equity Income Fund is managed by a team of investment professionals from Thrivent Investment Mgt

The AAL Balanced Fund
Frederick L. Plautz and Alan D. Onstad, CFA, serve as portfolio co-managers of the Fund. Mr. Plautz has served as portfolio manager of the Fund since 1997.
Mr. Plautz has also served as a portfolio manager of The AAL Capital Growth
Fund since 1995, and he has served as portfolio manager of the following series of affiliated mutual fund groups: Lutheran Brotherhood Fund since 2002 and
Capital Growth Portfolio since 2001. Mr. Plautz has been with Thrivent
Investment Mgt. since 1995.

Mr. Onstad has served as portfolio manager of the Fund since 1999. He has also served as a portfolio manager of The AAL Bond Fund since 1999. Mr. Onstad also has also served as a portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood Income Fund since 2002 and the
Income Portfolio since 2002. Mr. Onstad has served as a portfolio manager with
Thrivent Investment Mgt. since 1995.

The AAL High Yield Bond Fund
Thrivent Investment Mgt. has engaged Pacific Investment Management Company LLC
("PIMCO"), located at 800 Newport Center Drive, Newport Beach, California
92660. With assets under management of approximately $323.4 billion as of March
31, 2003, the company is one of the world's foremost bond fund managers. PIMCO oversees more than 120 funds in all. The company is part of Allianz Dresdner
Asset Management of America L.P. (ADAM-LP), which is an indirect unit of
Allianz AG, a European-based, multinational insurance and financial services holding company.

The portfolio manager primarily responsible for overseeing PIMCO's management of the Fund since 2002 is Raymond F. Kennedy, CFA. Mr. Kennedy is a managing director, portfolio manager and senior member of the PIMCO investment strategy group. Mr. Kennedy joined PIMCO in 1996, having previously been associated with
Prudential Insurance Company of America as a private placement asset manager.
He has 15 years of investment experience.

The AAL Municipal Bond Fund
Janet I. Grangaard, CFA, has served as portfolio manager of the Fund since
April 1, 2002. Ms. Grangaard has also served as portfolio manager of The
Lutheran Brotherhood Municipal Bond Fund, a series of an affiliated mutual fund group, since 2002. Ms. Grangaard has been a portfolio manager with Thrivent
Investment Mgt. since 1994.

The AAL Bond Fund
Alan D. Onstad, CFA, and Michael G. Landreville, CFA, serve as portfolio co-managers of the Fund. Mr. Onstad has served as portfolio manager of the Fund since 1999. He has also served as a portfolio manager of The AAL Balanced Fund since 1999. Mr. Onstad also has also served as a portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood
Income Fund since 2002 and the Income Portfolio since 2002. Mr. Onstad has served as a portfolio manger with Thrivent Investment Mgt. since 1995.

Mr. Landreville has served as portfolio manager of the Fund since 2002. He has also served as a portfolio manager of the following series of affiliated mutual fund groups: Income Portfolio since 2001; Limited Maturity Bond Portfolio since
2001; Lutheran Brotherhood Limited Maturity Bond Fund since 1999; and Lutheran
Brotherhood Income Fund since 1998. Mr. Landreville has been with Thrivent
Investment Mgt. since 1983, and he has served as associate portfolio manager from 1987 through 1997.

The AAL Money Market Fund
Gail R. Onan has served as portfolio manager of the Fund since 2002. She has also served as portfolio manager of the following series of affiliated mutual fund groups: Lutheran Brotherhood Money Market Fund since 1994 and Money Market
Portfolio since 1994. Ms. Onan has been with Thrivent Investment Mgt. since
1969.

Personal Securities Investments

Personnel of Thrivent Investment Mgt., Oechsle and PIMCO may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.
Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Standard & Poor's Trademarks

"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)," "500,"
"Standard & Poor's MidCap 400 Index," "S&P MidCap 400 Index," "Standard &Poor's
SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The
McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent
Financial. The product is not sponsored, endorsed, sold or promoted by Standard
& Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional Information for
additional disclaimers and limitations of liabilities on behalf of S&P.

Shareholder Information
--------------------------------------------------------------------------------

How to Contact Us
By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail:
 The AAL Mutual Funds
 P.O. Box 9679
 Providence, RI 02940-9679

By Express Mail:
 The AAL Mutual Funds
 4400 Computer Drive
 Westborough, MA 01581

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV").
Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m.
Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Fund receives your payment or redemption request.

The AAL Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by The AAL Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the .

Each other Fund determines the NAV for a particular class by dividing the total
Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial and certain other third parties to receive orders for the purchase and redemption of shares of the Funds.

Choosing a Class of Shares

This Prospectus offers two classes of shares, each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                   CLASS A SHARES                               CLASS B SHARES
Sales Charges      Initial sales charge at time of investment   Contingent Deferred Sales Charge
                   of up to 5.5% for equity funds and 4.5%      ("CDSC") of 5% to 1%, depending on
                   for fixed income funds depending on          how long you hold your shares before
                   amount of investment                         you redeem them. There is no CDSC
                                                                after five years
----------------------------------------------------------------------------------------------------------
Rule 12b-1         None                                         0.75%. Class B shares convert
Distribution Fee                                                automatically to Class A shares after five
                                                                years
----------------------------------------------------------------------------------------------------------
Rule 12b-1         0.25% each year of average daily net         0.25% each year of average daily net
Shareholder        assets (0.125% for AAL Money Market          assets (0.125% for The AAL Money
Servicing Fee      Fund)                                        Market Fund)

  Class B shares have an annual Rule 12b-1 fee, based on the SEC rule that permits this type of fee. Under its 12b-1 plan, the Funds pay Thrivent
  Investment Mgt. shareholder servicing fees for Class A and Class B shares, and distribution fees for the sale and distribution of Class B shares. Those fees are paid out of a Fund's assets attributable to the Class B shares on an ongoing basis, and as a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

The table below shows the sales charges you will pay if you purchase Class A shares of The AAL Technology Stock Fund, The AAL Aggressive Growth Fund, The
AAL Small Cap Stock Fund, The AAL Small Cap Index Fund II, The AAL Small Cap
Value Fund, The AAL Mid Cap Stock Fund, The AAL Mid Cap Index Fund II, The AAL
International Fund, The AAL Capital Growth Fund, The AAL Large Company Index
Fund II, The AAL Equity Index Fund, and The AAL Balanced Fund.

              WHEN YOU INVEST                 THIS % IS DEDUCTED   WHICH EQUALS THIS %
                THIS AMOUNT                   FOR SALES CHARGES    OF YOUR INVESTMENT
Less than $50,000                                    5.5%                 5.82%
$50,000 and above but less than $100,000             4.5%                 4.71%
$100,000 and above but less than $250,000            3.5%                 3.63%
$250,000 and above but less than $500,000            2.5%                 2.56%
$500,000 and above but less than $1,000,000          2.0%                 2.04%
$1,000,000 or more                                     0%*                   0%*
--------------------------------------------------------------------------------------

  *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

The table below shows the sales charges you will pay if you purchase Class A shares of The AAL High Yield Bond Fund, The AAL Bond Fund, and The AAL
Municipal Bond Fund.

              WHEN YOU INVEST                 THIS % IS DEDUCTED   WHICH EQUALS THIS %
                THIS AMOUNT                   FOR SALES CHARGES    OF YOUR INVESTMENT
Less than $50,000                                    4.5%                 4.71%
$50,000 and above but less than $100,000             4.0%                 4.17%
$100,000 and above but less than $250,000            3.5%                 3.63%
$250,000 and above but less than $500,000            2.5%                 2.56%
$500,000 and above but less than $1,000,000          2.0%                 2.04%
$1,000,000 or more                                     0%*                   0%*
--------------------------------------------------------------------------------------

  *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways to Eliminate or Reduce the Initial Sales Charges
o Rights of Accumulation: You can combine the value of all shares of any class of the Funds (except The AAL Money Market Fund) that you or members of your family, who live with you own, to the amount of your next Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of The AAL Money Market
  Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan. Rights of accumulation do not apply to shares which you own in The Lutheran Brotherhood Family of Funds or shares which you purchase by exchanging shares of The Lutheran Brotherhood
  Family of Funds.

o Automatic Reinvestments: Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds, except The AAL Money Market Fund, will not be subject to any initial sales charge.

o Thirteen-month Letter of Intent: If you intend to accumulate $50,000 or more, including the value of purchases made during the previous 90 days, in Class A or Class B shares of one or more of the Funds (except The AAL Money Market
  Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares. The Letter of
  Intent does not apply to shares which you own in The Lutheran Brotherhood
  Family of Funds or shares which you purchase by exchanging shares of The
  Lutheran Brotherhood Family of Funds.

o Reinvestment upon Redemption: Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any Fund other than The
  AAL Money Market Fund, or if you redeem any or all of your Class B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares. You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform the Fund that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

o Surrender or Dividend Withdrawal: If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent
  Financial for Lutherans ("Thrivent Financial") or Thrivent Life Insurance
  Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

o Amount Invested From Close-out of Small Class B Account: If you redeem a
  Class B Account which is below $500 and instruct that the proceeds should be used to purchase additional shares of an existing Class A Account in order to meet the required minimum amount for the Fund, the proceeds from the redemption of your Class B Account will not be subject to a sales charge.

o Investment Advisory Program: Class A shares purchased in connection with a fee-based investment advisory program offered by Thrivent Investment Mgt.
  will not be subject to any sales charge.

o Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and
  501(c)(13) of the Internal Revenue Code.

Class B Shares

If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

                                This % of net asset value at
                                    the time of purchase
When you sell shares in this     (or of sale, if lower) is
 year after you bought them     deducted from your proceeds

      1st Year........................................ 5%

      2nd Year........................................ 4%

      3rd Year........................................ 3%

      4th Year........................................ 2%

      5th Year........................................ 1%

In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time. There is no CDSC on exchanges into Class B shares of the other Funds. The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. However, if you exchange Class A shares of The AAL Money Market Fund for Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC. The amount of any CDSC will be paid to Thrivent Investment Mgt., the broker-dealer for the Funds.

Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases,
Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead.

Contingent Deferred Sales Charge Waivers

No CDSC will apply to the following:

o Increases in the net asset value of Class B shares above the purchase price;
o Class B shares purchased through reinvestment of dividends and capital gains distributions;
o Class B shares purchased more than five years prior to redemption;
o Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or "family," "living"
  or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan);
o Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or
o Redemption of a Class B Share account which is below $500 with instructions to purchase additional shares of an existing Class A Share account in order to meet the required minimum amount for the Fund.

Conversion of Class B Shares to Class A Shares
Your Class B shares will automatically convert into Class A shares of the same
Fund after five years and consequently will no longer be subject to the higher expenses borne by Class B shares.

Buying Shares

Opening an Account
You must open an account for each Fund that you want to purchase. Your Thrivent
Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call our Investment
Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

                                               FIRST   ADDITIONAL
               REGULAR ACCOUNT                PURCHASE PURCHASES
               --------------------------------------------------
               All Funds except The AAL Money
               Market Fund                     $1,000     $ 50
               --------------------------------------------------
               The AAL Money Market Fund       $1,500     $100
               --------------------------------------------------

               IRA OR TAX-DEFERRED PLAN
               --------------------------------------------------
               All Funds except The AAL Money
               Market Fund                     $  500     $ 50
               --------------------------------------------------
               The AAL Money Market Fund       $  500     $100
               --------------------------------------------------

                                                   MINIMUM MONTHLY
                                                     AMOUNT PER
             AUTOMATIC INVESTMENT PLAN                 ACCOUNT
             -----------------------------------------------------
             All Funds except The AAL Money Market
             Fund                                       $ 50
             -----------------------------------------------------
             The AAL Money Market Fund                  $100
             -----------------------------------------------------

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order.
Orders that are received before the close of regular trading on the NYSE
(generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the
NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

o By mail; or
o By wire transfer.

Initial Purchases by Mail

To buy shares of the Funds by mail:

o Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
o Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Step 1: Call our Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

      o Your account registration;
      o The name of the Fund(s) in which you want to invest;
      o The Class of shares you wish to buy;
      o Your address;
      o Your Social Security or tax identification number;
      o The dollar amount;
      o The name of the wiring bank; and
      o The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:

      Wire transfer to:
        Boston Safe Deposit and Trust Co.
        Boston, MA
        ABA #011001234

      Credit:
        PFPC, Inc. as Agent for the benefit of The AAL
        Mutual Funds
        Account #014338

      Further Credit:
        [Name of the Fund]
        [Shareholder Account Number]
        [Shareholder Registration/Name]

      Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3: Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

o By mail;
o By telephone;
o By the Internet;
o By wire transfer; or
o Through the Automatic Investment Plan.

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific
Fund in which you are investing. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the
Request for Telephone Purchase option on the application. Once you have selected this option, you can call our Interaction Center at (800) THRIVENT
(847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment. You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer. If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet
(pre-authorized bank information is required prior to purchase). The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.
In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   Boston Safe Deposit and Trust Co.
   Boston, MA
   ABA #011001234

 Credit:
   PFPC, Inc. as agent for the benefit of
   The AAL Mutual Funds
   Account #014338

 Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer. This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or our Interaction
Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic Bank Withdrawal Plan. Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified--which may not be less than $50 per account for all Funds except The AAL Money Market Fund and $100 per account for The AAL Money Market
Fund on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft. To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account. The automatic exchange plan allows investors to select the transaction date. All such investments must be at least $50 for all Funds and will be subject to the applicable sales charge.
To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees of Thrivent
Financial, employees of Lutheran-affiliated institutions, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank. The Fund does not accept cash. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Fund may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Fund reserves the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. generally mails written confirmation of your purchases, except for additional purchases in The AAL Money Market Fund, within five business days following the date of your purchase. It mails confirmation of additional purchases in The AAL Money Market Fund monthly and confirmation of your automatic investment plan transactions at least quarterly. For information about your shares, please contact the Thrivent Investment Mgt.
Interaction Center at (800) THRIVENT (847-4836).

Redeeming Shares

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares. Once the Fund receives your request for redemption, the Fund will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange
Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:

o By mail;
o By telephone;
o By the Internet;
o By wire transfer; or
o Through the Systematic Withdrawal Plan.

Redemptions by Mail
Step 1: Prepare a written request including the following information:

      o Name(s) of the account owner(s);
      o Your account number;
      o The name of the Fund(s) whose shares are being redeemed; and
      o Dollar or share amount you wish to redeem.

      If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

      You must have a Medallion Signature Guarantee if you want to do any of the following:

      o Sell shares with a value of more than $100,000;
      o Send the proceeds to an address other than the one listed for your account; or
      o Make the check payable to someone other than the account owners(s).

      A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature
      Guarantee may be obtained at any national bank or brokerage firm.

Step 2: Mail your redemption request.

Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call our Interaction Center at (800) THRIVENT
(847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

o Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
o There has been no change of address in the preceding 30 days;
o The request is for $100,000 or less;
o Shares to be redeemed cannot be in certificate form; and
o If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

o A fee of up to $30 may be assessed for redemptions by wire.
o If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
o This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

o You need a minimum of $5,000 in your account to start the plan.
o You can select the date(s) on which the money is withdrawn.
o To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Thrivent Investment Mgt. Interaction Center.
o Money can be sent by check or electronic funds transfer.
o To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.
o Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

The AAL Money Market Fund Checks (Class A Shares Only)

You can write checks on The AAL Money Market Fund account, except for Class B shares, if you complete a check writing signature card and agreement. You can request checks on your Funds application or in writing. We do not charge a fee for supplying your checks. The following rules and/or guidelines apply:

o The checks you write on The AAL Money Market Fund must be for $500 or more.
  (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
o Our transfer agent may impose reasonable fees for each check that is returned.
o Unless you purchased shares by wire, you must wait up to 10 business days after you purchase The AAL Money Market Fund shares to write checks against that purchase.
o Unless you redeem via the Internet, you need a written request--not a check--to close The AAL Money Market Fund account. Your written request will require a Medallion Signature Guarantee to close accounts over $100,000 or to send the proceeds to a special payee or address.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, you may exchange Class A shares of your Funds for Class A shares of the Lutheran Brotherhood Family of Funds.
If you exchange Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

If you own Class A shares of The AAL Money Market Fund which you did not obtain through an exchange, you may exchange any or all of those shares for Class B shares of another Fund. The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for Institutional Class shares of any of the Funds or Institutional Class shares of The Lutheran Brotherhood
Family of Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.
Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year. Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:
o By mail;
o By telephone; or
o By the Internet.

Exchanges by Mail

Prepare and mail a written request including the following information:

o Name(s) of the account owner(s);
o Your Fund(s) and account number(s);
o Dollar or share amount you wish to exchange;
o The name of the Fund(s) and account number(s) you are exchanging into; and
o Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call our Interaction
Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions. You may exchange shares for which certificates have not been issued by calling our Interaction Center at (800)
THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching our Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.
The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, the Funds may charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below $1,000 and may redeem shares in any account if the value of shares in the account falls below $500. Before shares are redeemed to close an account or a small account fee is charged, you will be notified in writing and allowed 60 days to purchase additional shares.

Distributions
--------------------------------------------------------------------------------

Dividends

Dividends are declared and paid as follows:

--declared daily and paid
 monthly                  The AAL High Yield Bond Fund
                          The AAL Municipal Bond Fund
                          The AAL Bond Fund
                          The AAL Money Market Fund

--declared and paid
 quarterly                The AAL Equity Income Fund
                          The AAL Balanced Fund

--declared and paid semi-
 annually                 The AAL Capital Growth Fund

--declared and paid
 annually                 The AAL Technology Stock Fund
                          The AAL Aggressive Growth
                          Fund
                          The AAL Small Cap Stock Fund
                          The AAL Small Cap Index
                          Fund II
                          The AAL Small Cap Value Fund
                          The AAL Mid Cap Stock Fund
                          The AAL Mid Cap Index Fund II
                          The AAL International Fund
                          The AAL Large Company Index
                          Fund II

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending October 31.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:

o Full Reinvestment. Distributions from the Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

o Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The AAL Mutual Funds Family of Funds.

o All Cash. Distributions will be paid in cash. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Taxes
--------------------------------------------------------------------------------

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other oridnary income distributions. Distributions of other net capital gains by the Fund are taxable as ordinary income.
Distributions of other net capital gains by the Fund are generally taxable as capital gains-in most cases, at different rates from those that apply to ordinary income. We expect that distributions from The AAL Technology Stock
Fund, The AAL Aggressive Growth Fund, The AAL Small Cap Stock Fund, The AAL
Small Cap Index Fund II, The AAL Small Cap Value Fund, The AAL Mid Cap Stock
Fund, The AAL Mid Cap Index Fund II, The AAL International Fund and The AAL
Large Company Index Fund II will consist primarily of capital gains and that distributions from The AAL Capital Growth Fund, The AAL Equity Income Fund, The
AAL Balanced Fund, The AAL High Yield Bond Fund, The AAL Municipal Bond Fund,
The AAL Bond Fund and The AAL Money Market Fund will consist primarily of ordinary income. The distributions from The AAL Balanced Fund may consist of both capital gains and ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (I)
the automatic conversion of Class B shares to Class A shares, or (ii) exchanges of Class A or Class B shares of the Fund for Institutional Class shares of the same Fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

The AAL Municipal Bond Fund

Dividends derived from the interest earned on municipal securities constitute
"exempt-interest dividends" and are generally not subject to federal income tax. Realized capital gains on municipal securities are subject to federal income tax. Thus, shareholders will be subject to taxation at ordinary rates on the dividends they receive that are derived from net short-term capital gains.
Distributions of net long-term capital gains will be taxable as long-term capital gains regardless of the length of time a shareholder holds them. We may, for temporary defensive purposes, invest in short-term taxable securities for the Fund. Shareholders of this Fund are subject to federal income tax at ordinary rates on any income dividends they receive that are derived from interest on taxable securities.

For shareholders receiving Social Security benefits, the federal government requires you to add tax-exempt income including exempt-interest dividends from this Fund, to your taxable income in determining whether a portion of your
Social Security benefits will be subject to federal income tax. The Internal
Revenue Code provides that every person required to file a tax return must report, solely for informational purposes, the amount of exempt-interest dividends received from the Funds during the taxable year.

The AAL International Fund

Foreign investments pose special tax issues for The AAL International Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to The AAL
International Fund. If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

Other Securities And Investment Practices
--------------------------------------------------------------------------------

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements. Except for The AAL Large Company Index Fund II and The
AAL Mid Cap Index Fund II, each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.
If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities. Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.
Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except The AAL
Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable
U.S. securities because the markets for foreign securities are less efficient.
Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure. Each of the Funds may have some international exposure
(including emerging markets) in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.
As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities. Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund)
may have a subjective element.

Securities lending. Each of the Funds except The AAL Money Market Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives. Each of the Funds except The AAL Money Market Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds. Each of the Funds except The AAL Municipal Bond Fund and The
AAL Money Market Fund may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds. The AAL High Yield Bond Fund and the AAL
Bond Fund may also invest in government bonds and municipal bonds. As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading. The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a
Fund's transaction costs and may increase your tax liability.

During the fiscal year ending April 30, 2003, The AAL Aggressive Growth Fund,
The AAL Small Cap Value Fund, The The AAL High Yield Bond Fund and The AAL Bond
Fund had portfolio turnover ratios of over 100%.

Initial public offering. Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the
Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable
IPO investment opportunities.

Securities ratings. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the
BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than The AAL Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing. In response to market, economic, political or other conditions, each Fund (except The AAL Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders for the fiscal year ended April
30, 2003, which is available upon request. The tables do not show the effect of a sales charge for any of the Funds.

The AAL Technology Stock Fund                                                                            Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year       Year        Period
                                                                                                 Ended      Ended       Ended
For a share outstanding throughout each period (a)                                             4/30/2003  4/30/2002  4/30/2001(e)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $  3.15    $  5.13     $ 10.00

Income From Investment Operations:
Net investment loss                                                                               (0.05)     (0.06)      (0.05)
Net realized and unrealized loss on investments (b)                                               (0.60)     (1.92)      (4.82)
Total from investment operations                                                                  (0.65)     (1.98)      (4.87)
Net asset value, end of period                                                                  $  2.50    $  3.15     $  5.13
Total return (c)                                                                                 (20.63)%   (38.60)%    (48.70)%
Net assets, end of period (in millions)                                                         $  29.3    $  31.4     $  27.8
Ratio of expenses to average net assets (d)                                                        2.39%      2.29%       2.40%
Ratio of net investment loss to average net assets (d)                                            (2.09)%    (2.05)%     (1.70)%
Portfolio turnover rate                                                                            67%        57%         44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                                        2.75%      2.33%       2.40%
Ratio of net investment loss to average net assets (d)                                            (2.45)%    (2.09)%     (1.71)%

The AAL Aggressive Growth Fund                                                                           Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year       Year        Period
                                                                                                 Ended      Ended       Ended
For a share outstanding throughout each period (a)                                             4/30/2003  4/30/2002  4/30/2001(e)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $  4.53    $  6.70     $ 10.00

Income From Investment Operations:
Net investment income/(loss)                                                                      (0.06)     (0.06)      (0.02)
Net realized and unrealized loss on investments (b)                                               (0.72)     (2.11)      (3.28)
Total from investment operations                                                                  (0.78)     (2.17)      (3.30)
Net asset value, end of period                                                                  $  3.75    $  4.53     $  6.70
Total return (c)                                                                                 (17.22)%   (32.39)%    (33.00)%
Net assets, end of period (in millions)                                                         $  30.2    $  34.9     $  35.3
Ratio of expenses to average net assets (d)                                                        2.64%      2.21%       2.12%
Ratio of net investment income/(loss) to average net assets (d)                                   (1.72)%    (1.34)%     (0.51)%
Portfolio turnover rate                                                                           204%        94%         70%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                                        2.65%      2.21%       2.12%
Ratio of net investment income/(loss) to average net assets (d)                                   (1.73)%    (1.34)%     (0.51)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, July 1, 2000.

The AAL Technology Stock Fund                                                                            Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year       Year        Period
                                                                                                 Ended      Ended       Ended
For a share outstanding throughout each period (a)                                             4/30/2003  4/30/2002  4/30/2001(e)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $  3.09    $  5.10     $ 10.00

Income From Investment Operations:
Net investment loss                                                                               (0.06)     (0.09)      (0.09)
Net realized and unrealized loss on investments (b)                                               (0.60)     (1.92)      (4.81)
Total from investment operations                                                                  (0.66)     (2.01)      (4.90)
Net asset value, end of period                                                                  $  2.43    $  3.09     $  5.10
Total return (c)                                                                                 (21.36)%   (39.41)%    (49.00)%
Net assets, end of period (in millions)                                                         $   2.6    $   2.6     $   2.6
Ratio of expenses to average net assets (d)                                                        3.50%      3.25%       3.40%
Ratio of net investment loss to average net assets (d)                                            (3.20)%    (3.01)%     (2.68)%
Portfolio turnover rate                                                                            67%        57%         44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                                        4.12%      3.29%       3.41%
Ratio of net investment loss to average net assets (d)                                            (3.82)%    (3.05)%     (2.69)%

The AAL Aggressive Growth Fund                                                                           Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year       Year        Period
                                                                                                 Ended      Ended       Ended
For a share outstanding throughout each period (a)                                             4/30/2003  4/30/2002  4/30/2001(e)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $  4.44    $  6.65     $ 10.00

Income From Investment Operations:
Net investment income/(loss)                                                                      (0.09)     (0.10)      (0.06)
Net realized and unrealized loss on investments (b)                                               (0.72)     (2.11)      (3.29)
Total from investment operations                                                                  (0.81)     (2.21)      (3.35)
Net asset value, end of period                                                                  $  3.63    $  4.44     $  6.65
Total return (c)                                                                                 (18.24)%   (33.23)%    (33.50)%
Net assets, end of period (in millions)                                                         $   3.3    $   3.4     $   3.0
Ratio of expenses to average net assets (d)                                                        3.73%      3.33%       3.32%
Ratio of net investment income/(loss) to average net assets (d)                                   (2.81)%    (2.46)%     (1.62)%
Portfolio turnover rate                                                                           204%        94%         70%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                                        3.74%      3.33%       3.32%
Ratio of net investment income/(loss) to average net assets (d)                                   (2.82)%    (2.46)%     (1.62)%

The AAL Small Cap Stock Fund                                                                 Class A Shares
--------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year        Year        Year      Year
                                                                           Ended      Ended       Ended       Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002   4/30/2001   4/30/2000 4/30/1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 14.82    $13.39      $14.60      $10.89    $ 13.84

Income From Investment Operations:
Net investment income/(loss)                                                (0.09)    (0.09)      (0.06)      (0.08)     (0.12)
Net realized and unrealized gain/(loss) on investments (b)                  (3.18)     1.60        1.05        3.79      (2.51)
Total from investment operations                                            (3.27)     1.51        0.99        3.71      (2.63)

Less Distributions from:
Net realized gain on investments                                                -     (0.08)      (2.20)          -      (0.32)
Net asset value, end of period                                            $ 11.55    $14.82      $13.39      $14.60    $ 10.89
Total return (c)                                                           (22.06)%   11.29%       7.77%      34.07%    (18.97)%
Net assets, end of period (in millions)                                   $ 266.7    $344.3      $258.6      $191.3    $ 116.0
Ratio of expenses to average net assets (d)                                  1.47%     1.36%       1.40%       1.53%      1.82%
Ratio of net investment income/(loss) to average net assets (d)             (0.78)%   (0.69)%     (0.54)%     (0.72)%    (1.15)%
Portfolio turnover rate                                                      97%       59%         123%        147%      113%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  1.49%     1.37%       1.41%       1.65%      1.82%
Ratio of net investment income/(loss) to average net assets (d)             (0.80)%   (0.70)%     (0.54)%     (0.85)%    (1.15)%

The AAL Small Cap Index Fund II                                                    Class A Shares
--------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year       Period
                                                                           Ended      Ended       Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002 4/30/2001 (e)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.42    $10.03      $10.00

Income From Investment Operations:
Net investment loss                                                         (0.04)    (0.07)      (0.07)
Net realized and unrealized gain/(loss) on investments (b)                  (2.43)     1.52        0.21
Total from investment operations                                            (2.47)     1.45        0.14

Less Distributions from:
Net realized gain on investments                                            (0.06)    (0.06)      (0.11)
Net asset value, end of period                                            $  8.89    $11.42      $10.03
Total return (c)                                                           (21.69)%   14.53%       1.43%
Net assets, end of period (in millions)                                   $  20.5    $ 21.6      $ 13.3
Ratio of expenses to average net assets (d)                                  1.35%     1.51%       1.86%
Ratio of net investment loss to average net assets (d)                      (0.44)%   (0.77)%     (1.03)%
Portfolio turnover rate                                                      18%       18%         36%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  1.40%     1.51%       1.86%
Ratio of net investment loss to average net assets (d)                      (0.49)%   (0.77)%     (1.03)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, July 1, 2000.

The AAL Small Cap Stock Fund                                                                 Class B Shares
--------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year        Year        Year      Year
                                                                           Ended      Ended       Ended       Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002   4/30/2001   4/30/2000 4/30/1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 14.08    $12.86      $14.24      $10.74    $ 13.73

Income From Investment Operations:
Net investment income/(loss)                                                (0.26)    (0.24)      (0.18)      (0.19)     (0.22)
Net realized and unrealized gain/(loss) on investments (b)                  (2.96)     1.54        1.00        3.69      (2.50)
Total from investment operations                                            (3.22)     1.30        0.82        3.50      (2.72)

Less Distributions from:
Net realized gain on investments                                                -     (0.08)      (2.20)          -      (0.27)
Net asset value, end of period                                            $ 10.86    $14.08      $12.86      $14.24    $ 10.74
Total return (c)                                                           (22.87)%   10.11%       6.72%      32.71%    (19.85)%
Net assets, end of period (in millions)                                   $  21.1    $ 33.8      $ 31.2      $ 24.6    $  15.8
Ratio of expenses to average net assets (d)                                  2.45%     2.39%       2.39%       2.56%      2.89%
Ratio of net investment income/(loss) to average net assets (d)             (1.75)%   (1.72)%     (1.52)%     (1.76)%    (2.22)%
Portfolio turnover rate                                                      97%       59%         123%        147%      113%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  2.47%     2.41%       2.40%       2.68%      2.89%
Ratio of net investment income/(loss) to average net assets (d)             (1.77)%   (1.74)%     (1.53)%     (1.88)%    (2.22)%

The AAL Small Cap Index Fund II                                                    Class B Shares
--------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year       Period
                                                                           Ended      Ended       Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002 4/30/2001 (e)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.26    $ 9.97      $10.00

Income From Investment Operations:
Net investment loss                                                         (0.08)    (0.14)      (0.13)
Net realized and unrealized gain/(loss) on investments (b)                  (2.43)     1.49        0.21
Total from investment operations                                            (2.51)     1.35        0.08

Less Distributions from:
Net realized gain on investments                                            (0.06)    (0.06)      (0.11)
Net asset value, end of period                                            $  8.69    $11.26      $ 9.97
Total return (c)                                                           (22.29)%   13.62%       0.73%
Net assets, end of period (in millions)                                   $   2.3    $  2.1      $  1.5
Ratio of expenses to average net assets (d)                                  2.25%     2.27%       2.67%
Ratio of net investment loss to average net assets (d)                      (1.34)%   (1.53)%     (1.84)%
Portfolio turnover rate                                                      18%       18%         36%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  2.32%     2.27%       2.67%
Ratio of net investment loss to average net assets (d)                      (1.41)%   (1.53)%     (1.84)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, July 1, 2000.

The AAL Small Cap Value Fund                                                  Class A Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Year        Period
                                                                           Ended        Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002 (e)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.65      $10.00

Income From Investment Operations:
Net investment loss                                                         (0.07)      (0.05)
Net realized and unrealized gain/(loss) on investments (b)                  (2.18)       1.70
Total from investment operations                                            (2.25)       1.65

Less Distributions from:
Net realized gain on investments                                            (0.07)          -
Net asset value, end of period                                            $  9.33      $11.65
Total return (c)                                                           (19.38)%     16.50%
Net assets, end of period (in millions)                                   $  27.7      $ 22.3
Ratio of expenses to average net assets (d)                                  1.86%       2.12%
Ratio of net investment income/(loss) to average net assets (d)             (0.88)%     (1.19)%
Portfolio turnover rate                                                     147%         50%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  2.05%       2.16%
Ratio of net investment loss to average net assets (d)                      (1.07)%     (1.23)%

The AAL Mid Cap Stock Fund                                                                   Class A Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Year         Year        Year      Year      Year
                                                                           Ended        Ended       Ended     Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003    4/30/2002   4/30/2001 4/30/2000 4/30/1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 13.01      $14.73      $16.73    $13.89    $15.93

Income From Investment Operations:
Net investment income/(loss)                                                (0.02)      (0.03)          -         -     (0.04)
Net realized and unrealized gain/(loss) on investments (b)                  (2.25)      (1.31)       1.19      3.67     (1.25)
Total from investment operations                                            (2.27)      (1.34)       1.19      3.67     (1.29)

Less Distributions from:
Net realized gain on investments                                                -       (0.38)      (3.19)    (0.83)    (0.75)
Net asset value, end of period                                            $ 10.74      $13.01      $14.73    $16.73    $13.89
Total return (c)                                                           (17.45)%     (9.36)%      7.26%    27.29%    (7.62)%
Net assets, end of period (in millions)                                   $ 643.8      $836.5      $883.2    $759.0    $584.9
Ratio of expenses to average net assets (d)                                  1.30%       1.22%       1.16%     1.14%     1.37%
Ratio of net investment income/(loss) to average net assets (d)             (0.18)%     (0.25)%      0.02%    (0.02)%   (0.28)%
Portfolio turnover rate                                                      48%         97%        144%       142%      126%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  1.31%       1.23%       1.17%     1.24%     1.37%
Ratio of net investment income/(loss) to average net assets (d)             (0.19)%     (0.26)%      0.01%    (0.12)%   (0.28)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception July 17, 2001.

The AAL Small Cap Value Fund                                                  Class B Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Year        Period
                                                                           Ended        Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002 (e)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.59      $ 10.00

Income From Investment Operations:
Net investment loss                                                         (0.12)       (0.11)
Net realized and unrealized gain/(loss) on investments (b)                  (2.19)        1.70
Total from investment operations                                            (2.31)        1.59

Less Distributions from:
Net realized gain on investments                                            (0.07)           -
Net asset value, end of period                                            $  9.21      $ 11.59
Total return (c)                                                           (20.00)%      15.90%
Net assets, end of period (in millions)                                   $   2.9      $   2.3
Ratio of expenses to average net assets (d)                                  2.71%        2.86%
Ratio of net investment income/(loss) to average net assets (d)             (1.73)%      (1.93)%
Portfolio turnover rate                                                     147%          50%

If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  2.91%        2.90%
Ratio of net investment loss to average net assets (d)                      (1.93)%      (1.97)%

The AAL Mid Cap Stock Fund                                                                   Class B Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Year         Year        Year      Year      Year
                                                                           Ended        Ended       Ended     Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003    4/30/2002   4/30/2001 4/30/2000 4/30/1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 12.20      $ 14.00     $16.20    $13.64    $15.78

Income From Investment Operations:
Net investment income/(loss)                                                (0.18)       (0.17)     (0.12)    (0.17)    (0.17)
Net realized and unrealized gain/(loss) on investments (b)                  (2.07)       (1.25)      1.11      3.56     (1.27)
Total from investment operations                                            (2.25)       (1.42)      0.99      3.39     (1.44)

Less Distributions from:
Net realized gain on investments                                                -        (0.38)     (3.19)    (0.83)    (0.70)
Net asset value, end of period                                            $  9.95      $ 12.20     $14.00    $16.20    $13.64
Total return (c)                                                           (18.44)%     (10.44)%     6.18%    25.71%    (8.70)%
Net assets, end of period (in millions)                                   $  22.8      $  33.1     $ 36.4    $ 26.9    $ 17.0
Ratio of expenses to average net assets (d)                                  2.50%        2.38%      2.19%     2.46%     2.56%
Ratio of net investment income/(loss) to average net assets (d)             (1.38)%      (1.41)%    (1.01)%   (1.33)%   (1.46)%
Portfolio turnover rate                                                      48%          97%        144%      142%      126%

If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits directed for brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  2.51%        2.39%      2.20%     2.55%     2.56%
Ratio of net investment income/(loss) to average net assets (d)             (1.39)%      (1.42)%    (1.01)%   (1.43)%   (1.46)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception July 17, 2001.

The AAL Mid Cap Index Fund II                                                              Class A Shares
------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year        Period
                                                                                   Ended      Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001(f)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 10.71    $ 10.24     $ 10.00

Income From Investment Operations:
Net investment income/(loss)                                                            -      (0.03)      (0.04)
Net realized and unrealized gain/(loss) on investments (b)                          (1.97)      0.53        0.31
Total from investment operations                                                    (1.97)      0.50        0.27

Less Distributions from:
Net investment income                                                                   -          -           -
Net realized gain on investments                                                    (0.09)     (0.03)      (0.03)
Total Distributions                                                                 (0.09)     (0.03)      (0.03)
Net asset value, end of period                                                    $  8.65    $ 10.71     $ 10.24
Total return (c)                                                                   (18.36)%     4.94%       2.73%
Net assets, end of period (in millions)                                           $  29.0    $  29.2     $  18.1
Ratio of expenses to average net assets (d)                                          1.21%      1.36%       1.71%
Ratio of net investment income/(loss) to average net assets (d)                     (0.03)%    (0.31)%     (0.58)%
Portfolio turnover rate                                                              16%        15%         31%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.21%      1.36%       1.71%
Ratio of net investment income/(loss) to average net assets (d)                     (0.03)%    (0.31)%     (0.58)%

The AAL International Fund                                                                           Class A Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year         Year       Year
                                                                                   Ended      Ended       Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002   4/30/2001   4/30/2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  8.62    $ 10.56     $ 14.06     $11.35

Income From Investment Operations:
Net investment income/(loss)                                                         0.03       0.01        0.25          -
Net realized and unrealized gain/(loss) on investments (b)                          (1.92)     (1.84)      (3.24)      2.71
Total from investment operations                                                    (1.89)     (1.83)      (2.99)      2.71

Less Distributions from:
Net investment income                                                               (0.05)     (0.11)      (0.24)         -
Net realized gain on investments                                                        -          -       (0.27)         -
Total Distributions                                                                 (0.05)     (0.11)      (0.51)         -
Net asset value, end of period                                                    $  6.68    $  8.62     $ 10.56     $14.06
Total return (c)                                                                   (22.17)%   (17.27)%    (21.61)%    23.91%
Net assets, end of period (in millions)                                           $ 126.5    $ 166.5     $ 190.6     $226.7
Ratio of expenses to average net assets (d)                                          1.71%      1.56%       1.38%      1.36%
Ratio of net investment income/(loss) to average net assets (d)                      0.20%      0.08%       2.06%     (0.01)%
Portfolio turnover rate                                                              52%        63%         38%        44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.71%      1.56%       1.38%      1.41%
Ratio of net investment income/(loss) to average net assets (d)                      0.20%      0.08%       2.06%     (0.07)%

The AAL International Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.15

Income From Investment Operations:
Net investment income/(loss)                                                        0.08
Net realized and unrealized gain/(loss) on investments (b)                          0.65
Total from investment operations                                                    0.73

Less Distributions from:
Net investment income                                                              (0.44)
Net realized gain on investments                                                   (0.09)
Total Distributions                                                                (0.53)
Net asset value, end of period                                                    $11.35
Total return (c)                                                                    6.82%
Net assets, end of period (in millions)                                           $146.9
Ratio of expenses to average net assets (d)                                         1.74%
Ratio of net investment income/(loss) to average net assets (d)                     0.64%
Portfolio turnover rate                                                            101%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.74%
Ratio of net investment income/(loss) to average net assets (d)                     0.64%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, December 31, 1999.
(f)Since Fund inception, July 1, 2000.

The AAL Mid Cap Index Fund II                                                              Class B Shares
------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year        Period
                                                                                   Ended      Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001(f)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 10.53    $ 10.17     $ 10.00

Income From Investment Operations:
Net investment income/(loss)                                                        (0.04)     (0.10)      (0.10)
Net realized and unrealized gain/(loss) on investments (b)                          (1.97)      0.49        0.30
Total from investment operations                                                    (2.01)      0.39        0.20

Less Distributions from:
Net investment income                                                                   -          -           -
Net realized gain on investments                                                    (0.09)     (0.03)      (0.03)
Total Distributions                                                                 (0.09)     (0.03)      (0.03)
Net asset value, end of period                                                    $  8.43    $ 10.53     $ 10.17
Total return (c)                                                                   (19.05)%     3.89%       2.03%
Net assets, end of period (in millions)                                           $   3.0    $   2.7     $   1.8
Ratio of expenses to average net assets (d)                                          2.03%      2.30%       2.57%
Ratio of net investment income/(loss) to average net assets (d)                     (0.85)%    (1.25)%     (1.42)%
Portfolio turnover rate                                                              16%        15%         31%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          2.20%      2.30%       2.57%
Ratio of net investment income/(loss) to average net assets (d)                     (1.02)%    (1.25)%     (1.42)%

The AAL International Fund                                                                           Class B Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year         Year       Year
                                                                                   Ended      Ended       Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002   4/30/2001   4/30/2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  8.50    $ 10.39     $ 13.75     $11.23

Income From Investment Operations:
Net investment income/(loss)                                                        (0.09)     (0.09)       0.10      (0.13)
Net realized and unrealized gain/(loss) on investments (b)                          (1.89)     (1.79)      (3.17)      2.65
Total from investment operations                                                    (1.98)     (1.88)      (3.07)      2.52

Less Distributions from:
Net investment income                                                                   -      (0.01)      (0.02)         -
Net realized gain on investments                                                        -          -       (0.27)         -
Total Distributions                                                                     -      (0.01)      (0.29)         -
Net asset value, end of period                                                    $  6.52    $  8.50     $ 10.39     $13.75
Total return (c)                                                                   (23.29)%   (18.09)%    (22.56)%    22.44%
Net assets, end of period (in millions)                                           $   6.4    $  10.3     $  13.7     $ 15.6
Ratio of expenses to average net assets (d)                                          3.18%      2.57%       2.53%      2.53%
Ratio of net investment income/(loss) to average net assets (d)                     (1.26)%    (0.93)%      0.88%     (1.19)%
Portfolio turnover rate                                                              52%        63%         38%        44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          3.18%      2.57%       2.53%      2.59%
Ratio of net investment income/(loss) to average net assets (d)                     (1.26)%    (0.93)%      0.88%     (1.25)%

The AAL International Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.05

Income From Investment Operations:
Net investment income/(loss)                                                       (0.03)
Net realized and unrealized gain/(loss) on investments (b)                          0.64
Total from investment operations                                                    0.61

Less Distributions from:
Net investment income                                                              (0.34)
Net realized gain on investments                                                   (0.09)
Total Distributions                                                                (0.43)
Net asset value, end of period                                                    $11.23
Total return (c)                                                                    5.72%
Net assets, end of period (in millions)                                           $  9.8
Ratio of expenses to average net assets (d)                                         2.85%
Ratio of net investment income/(loss) to average net assets (d)                    (0.52)%
Portfolio turnover rate                                                             101%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         2.85%
Ratio of net investment income/(loss) to average net assets (d)                    (0.52)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, December 31, 1999.
(f)Since Fund inception, July 1, 2000.

The AAL Capital Growth Fund                                                                  Class A Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year         Year       Year      Year
                                                                           Ended      Ended       Ended       Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002   4/30/2001   4/30/2000 4/30/1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $  29.84   $  34.82     $  38.67   $  35.87  $  29.64

Income From Investment Operations:
Net investment income/(loss)                                                 0.10       0.05         0.19       0.13      0.09
Net realized and unrealized gain/(loss) on investments (b)                  (4.48)     (4.86)       (1.74)      3.19      6.69
Total from investment operations                                            (4.38)     (4.81)       (1.55)      3.32      6.78

Less Distributions from:
Net investment income                                                       (0.07)     (0.09)       (0.16)     (0.09)    (0.09)
Net realized gain on investments                                                -      (0.08)       (2.14)     (0.43)    (0.46)
Total Distributions                                                         (0.07)     (0.17)       (2.30)     (0.52)    (0.55)
Net asset value, end of period                                           $  25.39   $  29.84     $  34.82   $  38.67  $  35.87
Total return (c)                                                           (14.66)%   (13.86)%      (4.19)%     9.28%    23.20%
Net assets, end of period (in millions)                                  $2,598.2   $3,385.5     $3,912.5   $4,115.1  $3,594.5
Ratio of expenses to average net assets (d)                                  1.02%      0.95%        0.91%      0.90%     0.97%
Ratio of net investment income/(loss) to average net assets (d)              0.38%      0.16%        0.52%      0.35%     0.30%
Portfolio turnover rate                                                      5%         3%          13%        8%        9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  1.02%      0.95%        0.91%      0.92%     0.97%
Ratio of net investment income/(loss) to average net assets (d)              0.38%      0.16%        0.52%      0.33%     0.30%

The AAL Large Company Index Fund II                                                Class A Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year        Period
                                                                           Ended      Ended       Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002  4/30/2001(f)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $   7.32   $   8.49     $  10.00

Income From Investment Operations:
Net investment income/(loss)                                                 0.05          -        (0.01)
Net realized and unrealized loss on investments (b)                         (1.05)     (1.17)       (1.50)
Total from investment operations                                            (1.00)     (1.17)       (1.51)

Less Distributions from:
Net investment income                                                       (0.02)         -            -
Net asset value, end of period                                           $   6.30   $   7.32     $   8.49
Total return (c)                                                           (13.58)%   (13.78)%     (15.10)%
Net assets, end of period (in millions)                                  $   27.8   $   30.2     $   21.1
Ratio of expenses to average net assets (d)                                  0.93%      1.29%        1.46%
Ratio of net investment income/(loss) to average net assets (d)              0.86%      0.08%       (0.20)%
Portfolio turnover rate                                                     16%         4%           9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  1.18%      1.29%        1.46%
Ratio of net investment income/(loss) to average net assets (d)              0.61%      0.08%       (0.20)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, December 31, 1999.
(f)Since Fund inception, July 1, 2000.

The AAL Capital Growth Fund                                                                          Class B Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year         Year       Year
                                                                                   Ended      Ended       Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002   4/30/2001   4/30/2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 28.67    $ 33.71     $ 37.71     $35.29

Income From Investment Operations:
Net investment income/(loss)                                                        (0.28)     (0.27)      (0.15)     (0.22)
Net realized and unrealized gain/(loss) on investments (b)                          (4.20)     (4.69)      (1.71)      3.07
Total from investment operations                                                    (4.48)     (4.96)      (1.86)      2.85

Less Distributions from:
Net investment income                                                                   -          -           -          -
Net realized gain on investments                                                        -      (0.08)      (2.14)     (0.43)
Total Distributions                                                                     -      (0.08)      (2.14)     (0.43)
Net asset value, end of period                                                    $ 24.19    $ 28.67     $ 33.71     $37.71
Total return (c)                                                                   (15.63)%   (14.73)%     (5.14)%     8.09%
Net assets, end of period (in millions)                                           $  81.2    $ 126.4     $ 154.1     $148.6
Ratio of expenses to average net assets (d)                                          2.16%      1.97%       1.88%      1.95%
Ratio of net investment income/(loss) to average net assets (d)                     (0.75)%    (0.86)%     (0.44)%    (0.69)%
Portfolio turnover rate                                                              5%         3%          13%         8%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          2.16%      1.97%       1.88%      1.96%
Ratio of net investment income/(loss) to average net assets (d)                     (0.75)%    (0.86)%     (0.44)%    (0.71)%

The AAL Large Company Index Fund II                                                        Class B Shares
------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year        Period
                                                                                   Ended      Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001(f)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  7.20    $  8.43     $ 10.00

Income From Investment Operations:
Net investment income/(loss)                                                         0.01      (0.05)      (0.06)
Net realized and unrealized loss on investments (b)                                 (1.06)     (1.18)      (1.51)
Total from investment operations                                                    (1.05)     (1.23)      (1.57)

Less Distributions from:
Net investment income                                                                   -          -           -
Net asset value, end of period                                                    $  6.15    $  7.20     $  8.43
Total return (c)                                                                   (14.58)%   (14.59)%    (15.70)%
Net assets, end of period (in millions)                                           $   3.4    $   2.6     $   1.8
Ratio of expenses to average net assets (d)                                          1.94%      2.18%       2.33%
Ratio of net investment income/(loss) to average net assets (d)                     (0.15)%    (0.81)%     (1.06)%
Portfolio turnover rate                                                              16%        4%          9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          2.19%      2.18%       2.33%
Ratio of net investment income/(loss) to average net assets (d)                     (0.40)%    (0.81)%     (1.06)%

The AAL Capital Growth Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $29.38

Income From Investment Operations:
Net investment income/(loss)                                                       (0.19)
Net realized and unrealized gain/(loss) on investments (b)                          6.56
Total from investment operations                                                    6.37

Less Distributions from:
Net investment income                                                                  -
Net realized gain on investments                                                   (0.46)
Total Distributions                                                                (0.46)
Net asset value, end of period                                                    $35.29
Total return (c)                                                                   21.94%
Net assets, end of period (in millions)                                           $107.6
Ratio of expenses to average net assets (d)                                         1.99%
Ratio of net investment income/(loss) to average net assets (d)                    (0.74)%
Portfolio turnover rate                                                              9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.99%
Ratio of net investment income/(loss) to average net assets (d)                    (0.74)%
(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, December 31, 1999.
(f)Since Fund inception, July 1, 2000.

The AAL Equity Income Fund                                                                         Class A Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year      Year
                                                                                   Ended      Ended      Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001 4/30/2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 12.90    $ 14.57    $14.40    $14.68

Income From Investment Operations:
Net investment income/(loss)                                                         0.11       0.15      0.21      0.18
Net realized and unrealized gain/(loss) on investments (b)                          (2.71)     (1.64)     0.94     (0.30)
Total from investment operations                                                    (2.60)     (1.49)     1.15     (0.12)

Less Distributions from:
Net investment income                                                               (0.11)     (0.13)    (0.21)    (0.16)
Net realized gain on investments                                                        -      (0.05)    (0.77)        -
Return of capital                                                                   (0.01)         -         -         -
Total Distributions                                                                 (0.12)     (0.18)    (0.98)    (0.16)
Net asset value, end of period                                                    $ 10.18    $ 12.90    $14.57    $14.40
Total return (c)                                                                   (20.19)%   (10.26)%    8.26%    (0.80)%
Net assets, end of period (in millions)                                           $ 206.7    $ 292.7    $305.1    $277.6
Ratio of expenses to average net assets (d)                                          1.06%      0.97%     0.96%     0.92%
Ratio of net investment income/(loss) to average net assets (d)                      1.04%      1.14%     1.48%     1.24%
Portfolio turnover rate                                                              63%        34%       26%       27%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.07%      0.98%     0.96%     0.98%
Ratio of net investment income/(loss) to average net assets (d)                      1.03%      1.13%     1.47%     1.18%

The AAL Balanced Fund                                                                              Class A Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year      Year
                                                                                   Ended      Ended      Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001 4/30/2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 11.52    $ 12.41    $12.41    $12.15

Income From Investment Operations:
Net investment income                                                                0.19       0.26      0.38      0.32
Net realized and unrealized gain/(loss) on investments (b)                          (0.76)     (0.88)        -      0.25
Total from investment operations                                                    (0.57)     (0.62)     0.38      0.57

Less Distributions from:
Net investment income                                                               (0.20)     (0.27)    (0.38)    (0.31)
Net realized gain on investments                                                        -          -         -         -
Total Distributions                                                                 (0.20)     (0.27)    (0.38)    (0.31)
Net asset value, end of period                                                    $ 10.75    $ 11.52    $12.41    $12.41
Total return (c)                                                                    (4.90)%    (5.02)%    3.10%     4.78%
Net assets, end of period (in millions)                                           $ 260.8    $ 305.6    $291.7    $256.1
Ratio of expenses to average net assets (d)                                          1.05%      0.99%     0.98%     1.09%
Ratio of net investment income to average net assets (d)                             1.77%      2.19%     3.07%     2.76%
Portfolio turnover rate                                                              69%        76%       83%       65%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.07%      1.02%     1.02%     1.14%
Ratio of net investment income to average net assets (d)                             1.75%      2.16%     3.03%     2.72%

The AAL Equity Income Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $14.31

Income From Investment Operations:
Net investment income/(loss)                                                        0.16
Net realized and unrealized gain/(loss) on investments (b)                          1.17
Total from investment operations                                                    1.33

Less Distributions from:
Net investment income                                                              (0.17)
Net realized gain on investments                                                   (0.79)
Return of capital                                                                      -
Total Distributions                                                                (0.96)
Net asset value, end of period                                                    $14.68
Total return (c)                                                                   10.08%
Net assets, end of period (in millions)                                           $262.2
Ratio of expenses to average net assets (d)                                         1.05%
Ratio of net investment income/(loss) to average net assets (d)                     1.22%
Portfolio turnover rate                                                             13%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.05%
Ratio of net investment income/(loss) to average net assets (d)                     1.22%

The AAL Balanced Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $10.81

Income From Investment Operations:
Net investment income                                                               0.21
Net realized and unrealized gain/(loss) on investments (b)                          1.34
Total from investment operations                                                    1.55

Less Distributions from:
Net investment income                                                              (0.20)
Net realized gain on investments                                                   (0.01)
Total Distributions                                                                (0.21)
Net asset value, end of period                                                    $12.15
Total return (c)                                                                   14.45%
Net assets, end of period (in millions)                                           $158.3
Ratio of expenses to average net assets (d)                                         1.15%
Ratio of net investment income to average net assets (d)                            2.26%
Portfolio turnover rate                                                            213%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.23%
Ratio of net investment income to average net assets (d)                            2.17%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Equity Income Fund                                                                         Class B Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year      Year
                                                                                   Ended      Ended      Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001 4/30/2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 12.87    $ 14.54    $14.38    $14.66

Income From Investment Operations:
Net investment income/(loss)                                                        (0.01)      0.03      0.06      0.02
Net realized and unrealized gain/(loss) on investments (b)                          (2.69)     (1.64)     0.93     (0.28)
Total from investment operations                                                    (2.70)     (1.61)     0.99     (0.26)

Less Distributions from:
Net investment income                                                               (0.01)     (0.01)    (0.06)    (0.02)
Net realized gain on investments                                                        -      (0.05)    (0.77)        -
Return of capital                                                                       -          -         -         -
Total Distributions                                                                 (0.01)     (0.06)    (0.83)    (0.02)
Net asset value, end of period                                                    $ 10.16    $ 12.87    $14.54    $14.38
Total return (c)                                                                   (21.01)%   (11.11)%    7.12%    (1.80)%
Net assets, end of period (in millions)                                           $   8.1    $  12.4    $ 13.4    $ 11.6
Ratio of expenses to average net assets (d)                                          2.16%      1.90%     1.98%     1.99%
Ratio of net investment income/(loss) to average net assets (d)                     (0.06)%     0.21%     0.45%     0.17%
Portfolio turnover rate                                                              63%        34%       26%       27%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          2.17%      1.91%     1.98%     2.05%
Ratio of net investment income/(loss) to average net assets (d)                     (0.07)%     0.20%     0.45%     0.11%

The AAL Balanced Fund                                                                              Class B Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year      Year
                                                                                   Ended      Ended      Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001 4/30/2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 11.47    $ 12.35    $12.35    $12.10

Income From Investment Operations:
Net investment income                                                                0.11       0.15      0.26      0.21
Net realized and unrealized gain/(loss) on investments (b)                          (0.76)     (0.87)        -      0.24
Total from investment operations                                                    (0.65)     (0.72)     0.26      0.45

Less Distributions from:
Net investment income                                                               (0.12)     (0.16)    (0.26)    (0.20)
Net realized gain on investments                                                        -          -         -         -
Total Distributions                                                                 (0.12)     (0.16)    (0.26)    (0.20)
Net asset value, end of period                                                    $ 10.70    $ 11.47    $12.35    $12.35
Total return (c)                                                                    (5.68)%    (5.83)%    2.13%     3.74%
Net assets, end of period (in millions)                                           $  19.3    $  22.3    $ 21.1    $ 18.2
Ratio of expenses to average net assets (d)                                          1.84%      1.89%     1.94%     2.03%
Ratio of net investment income to average net assets (d)                             0.97%      1.29%     2.11%     1.82%
Portfolio turnover rate                                                              60%        76%       83%       65%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.86%      1.92%     1.98%     2.08%
Ratio of net investment income to average net assets (d)                             0.95%      1.26%     2.07%     1.77%

The AAL Equity Income Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $14.31

Income From Investment Operations:
Net investment income/(loss)                                                        0.02
Net realized and unrealized gain/(loss) on investments (b)                          1.17
Total from investment operations                                                    1.19

Less Distributions from:
Net investment income                                                              (0.05)
Net realized gain on investments                                                   (0.79)
Return of capital                                                                      -
Total Distributions                                                                (0.84)
Net asset value, end of period                                                    $14.66
Total return (c)                                                                    8.97%
Net assets, end of period (in millions)                                           $  9.6
Ratio of expenses to average net assets (d)                                         2.09%
Ratio of net investment income/(loss) to average net assets (d)                     0.16%
Portfolio turnover rate                                                             13%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         2.09%
Ratio of net investment income/(loss) to average net assets (d)                     0.16%

The AAL Balanced Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $10.79

Income From Investment Operations:
Net investment income                                                               0.14
Net realized and unrealized gain/(loss) on investments (b)                          1.31
Total from investment operations                                                    1.45

Less Distributions from:
Net investment income                                                              (0.13)
Net realized gain on investments                                                   (0.01)
Total Distributions                                                                (0.14)
Net asset value, end of period                                                    $12.10
Total return (c)                                                                   13.47%
Net assets, end of period (in millions)                                           $ 11.9
Ratio of expenses to average net assets (d)                                         1.98%
Ratio of net investment income to average net assets (d)                            1.42%
Portfolio turnover rate                                                            213%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         2.18%
Ratio of net investment income to average net assets (d)                            1.22%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL High Yield Bond Fund                                                                      Class A Shares
------------------------------------------------------------------------------------------------------------------------
                                                                                   Year      Year      Year      Year
                                                                                   Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003 4/30/2002 4/30/2001 4/30/2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 6.19    $ 6.76    $ 7.44    $ 8.92

Income From Investment Operations:
Net investment income                                                               0.50      0.54      0.63      0.87
Net realized and unrealized gain/(loss) on investments (b)                          0.08     (0.56)    (0.68)    (1.48)
Total from investment operations                                                    0.58     (0.02)    (0.05)    (0.61)

Less Distributions from:
Net investment income                                                              (0.50)    (0.55)    (0.63)    (0.87)
Net realized gain on investments                                                       -         -         -         -
Total Distributions                                                                (0.50)    (0.55)    (0.63)    (0.87)
Net asset value, end of period                                                    $ 6.27    $ 6.19    $ 6.76    $ 7.44
Total return (c)                                                                   10.59%    (0.26)%   (0.81)%   (7.00)%
Net assets, end of period (in millions)                                           $117.4    $118.6    $121.0    $134.3
Ratio of expenses to average net assets (d)                                         0.93%     1.00%     1.00%     0.96%
Ratio of net investment income to average net assets (d)                            8.72%     8.41%     9.06%    10.54%
Portfolio turnover rate                                                            103%       72%       106%      54%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.03%     1.17%     1.08%     1.12%
Ratio of net investment income to average net assets (d)                            8.62%     8.24%     8.98%    10.38%

The AAL Municipal Bond Fund                                                                       Class A Shares
------------------------------------------------------------------------------------------------------------------------
                                                                                   Year      Year      Year      Year
                                                                                   Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003 4/30/2002 4/30/2001 4/30/2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.21    $10.96    $10.45    $11.47

Income from Investment Operations:
Net investment income                                                               0.50      0.54      0.55      0.53
Net realized and unrealized gain/(loss) on investments (b)                          0.31      0.25      0.51     (1.01)
Total From investment operations                                                    0.81      0.79      1.06     (0.48)

Less Distributions from:
Net investment income                                                              (0.50)    (0.54)    (0.55)    (0.53)
Net realized gain on investments                                                       -         -         -     (0.01)
Total Distributions                                                                (0.50)    (0.54)    (0.55)    (0.54)
Net asset value, end of period                                                    $11.52    $11.21    $10.96    $10.45
Total return (c)                                                                    7.38%     7.27%    10.34%    (4.09)%
Net assets, end of period (in millions)                                           $671.6    $598.6    $503.7    $461.3
Ratio of expenses to average net assets (d)                                         0.79%     0.77%     0.73%     0.78%
Ratio of net investment income to average net assets (d)                            4.41%     4.77%     5.06%     4.98%
Portfolio turnover rate                                                             18%       65%       110%      210%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         0.79%     0.82%     0.81%     0.84%
Ratio of net investment income to average net assets (d)                            4.41%     4.72%     4.98%     4.93%

The AAL High Yield Bond Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $10.31

Income From Investment Operations:
Net investment income                                                               0.91
Net realized and unrealized gain/(loss) on investments (b)                         (1.33)
Total from investment operations                                                   (0.42)

Less Distributions from:
Net investment income                                                              (0.91)
Net realized gain on investments                                                   (0.06)
Total Distributions                                                                (0.97)
Net asset value, end of period                                                    $ 8.92
Total return (c)                                                                   (3.96)%
Net assets, end of period (in millions)                                           $131.9
Ratio of expenses to average net assets (d)                                         1.00%
Ratio of net investment income to average net assets (d)                            9.81%
Portfolio turnover rate                                                             55%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.16%
Ratio of net investment income to average net assets (d)                            9.64%

The AAL Municipal Bond Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.40

Income from Investment Operations:
Net investment income                                                               0.52
Net realized and unrealized gain/(loss) on investments (b)                          0.25
Total From investment operations                                                    0.77

Less Distributions from:
Net investment income                                                              (0.52)
Net realized gain on investments                                                   (0.18)
Total Distributions                                                                (0.70)
Net asset value, end of period                                                    $11.47
Total return (c)                                                                    6.80%
Net assets, end of period (in millions)                                           $523.1
Ratio of expenses to average net assets (d)                                         0.81%
Ratio of net investment income to average net assets (d)                            4.47%
Portfolio turnover rate                                                             95%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         0.81%
Ratio of net investment income to average net assets (d)                            4.47%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL High Yield Bond Fund                                                                      Class B Shares
------------------------------------------------------------------------------------------------------------------------
                                                                                   Year      Year      Year      Year
                                                                                   Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003 4/30/2002 4/30/2001 4/30/2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 6.19    $ 6.76    $ 7.44    $ 8.92

Income From Investment Operations:
Net investment income                                                               0.45      0.49      0.58      0.81
Net realized and unrealized gain/(loss) on investments (b)                          0.08     (0.56)    (0.68)    (1.48)
Total from investment operations                                                    0.53     (0.07)    (0.10)    (0.67)

Less Distributions from:
Net investment income                                                              (0.45)    (0.50)    (0.58)    (0.81)
Net realized gain on investments                                                       -         -         -         -
Total Distributions                                                                (0.45)    (0.50)    (0.58)    (0.81)
Net asset value, end of period                                                    $ 6.27    $ 6.19    $ 6.76    $ 7.44
Total return (c)                                                                    9.61%    (1.02)%   (1.53)%   (7.65)%
Net assets, end of period (in millions)                                           $  6.0    $  8.2    $  9.7    $ 11.6
Ratio of expenses to average net assets (d)                                         1.84%     1.74%     1.73%     1.62%
Ratio of net investment income to average net assets (d)                            7.81%     7.67%     8.33%     9.88%
Portfolio turnover rate                                                            103%       72%       106%      54%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         2.01%     1.93%     1.99%     1.97%
Ratio of net investment income to average net assets (d)                            7.64%     7.48%     8.08%     9.53%

The AAL Municipal Bond Fund                                                                       Class B Shares
------------------------------------------------------------------------------------------------------------------------
                                                                                   Year      Year      Year      Year
                                                                                   Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                               4/30/2003 4/30/2002 4/30/2001 4/30/2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.20    $10.95    $10.44    $11.47

Income From Investment Operations:
Net investment income                                                               0.42      0.44      0.46      0.44
Net realized and unrealized gain/(loss) on investments (b)                          0.32      0.25      0.51     (1.02)
Total from investment operations                                                    0.74      0.69      0.97     (0.58)

Less Distributions from:
Net investment income                                                              (0.42)    (0.44)    (0.46)    (0.44)
Net realized gain on investments                                                       -         -         -     (0.01)
Total Distributions                                                                (0.42)    (0.44)    (0.46)    (0.45)
Net asset value, end of period                                                    $11.52    $11.20    $10.95    $10.44
Total return (c)                                                                    6.65%     6.40%     9.39%    (4.99)%
Net assets, end of period (in millions)                                           $ 12.3    $ 11.0    $  8.5       7.3
Ratio of expenses to average net assets (d)                                         1.56%     1.57%     1.61%     1.59%
Ratio of net investment income to average net assets (d)                            3.64%     3.97%     4.18%     4.19%
Portfolio turnover rate                                                             18%       65%       110%      210%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.56%     1.62%     1.69%     1.64%
Ratio of net investment income to average net assets (d)                            3.64%     3.92%     4.10%     4.14%

The AAL High Yield Bond Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $10.31

Income From Investment Operations:
Net investment income                                                               0.84
Net realized and unrealized gain/(loss) on investments (b)                         (1.33)
Total from investment operations                                                   (0.49)

Less Distributions from:
Net investment income                                                              (0.84)
Net realized gain on investments                                                   (0.06)
Total Distributions                                                                (0.90)
Net asset value, end of period                                                    $ 8.92
Total return (c)                                                                   (4.62)%
Net assets, end of period (in millions)                                           $ 12.4
Ratio of expenses to average net assets (d)                                         1.71%
Ratio of net investment income to average net assets (d)                            9.09%
Portfolio turnover rate                                                             55%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.98%
Ratio of net investment income to average net assets (d)                            8.82%

The AAL Municipal Bond Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.40

Income From Investment Operations:
Net investment income                                                               0.42
Net realized and unrealized gain/(loss) on investments (b)                          0.25
Total from investment operations                                                    0.67

Less Distributions from:
Net investment income                                                              (0.42)
Net realized gain on investments                                                   (0.18)
Total Distributions                                                                (0.60)
Net asset value, end of period                                                    $11.47
Total return (c)                                                                    5.93%
Net assets, end of period (in millions)                                           $  7.5
Ratio of expenses to average net assets (d)                                         1.64%
Ratio of net investment income to average net assets (d)                            3.65%
Portfolio turnover rate                                                             95%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.64%
Ratio of net investment income to average net assets (d)                            3.65%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Bond Fund                                                                                Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year      Year      Year      Year      Year
                                                                                  Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                              4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $ 9.82    $ 9.80    $ 9.32    $ 9.92    $ 9.99

Income From Investment Operations:
Net investment income                                                              0.42      0.56      0.61      0.58      0.53
Net realized and unrealized gain/(loss) on investments (b)                         0.52      0.02      0.48     (0.60)    (0.07)
Total from investment operations                                                   0.94      0.58      1.09     (0.02)     0.46

Less Distributions from:
Net investment income                                                             (0.45)    (0.56)    (0.61)    (0.58)    (0.53)
Net asset value, end of period                                                   $10.31    $ 9.82    $ 9.80    $ 9.32    $ 9.92
Total return (c)                                                                   9.79%     6.01%    12.08%    (0.11)%    4.61%
Net assets, end of period (in millions)                                          $526.5    $451.5    $353.5    $321.7    $367.2
Ratio of expenses to average net assets (d)                                        0.85%     0.81%     0.81%     0.83%     0.93%
Ratio of net investment income to average net assets (d)                           4.19%     5.54%     6.38%     6.12%     5.23%
Portfolio turnover rate                                                           149%      160%      172%       163%     573%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                        0.86%     0.88%     0.91%     0.91%     0.93%
Ratio of net investment income to average net assets (d)                           4.18%     5.47%     6.27%     6.04%     5.23%

The AAL Money Market Fund                                                                        Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year      Year      Year      Year      Year
                                                                                  Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                              4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

Income From Investment Operations:
Net investment income                                                              0.01      0.02      0.05      0.05      0.05

Less Distributions from:
Net investment income                                                             (0.01)    (0.02)    (0.05)    (0.05)    (0.05)
Net asset value, end of period                                                   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
Total return (e)                                                                   0.88%     2.28%     5.70%     4.99%     4.68%
Net assets, end of period (in millions)                                          $349.6    $399.8    $423.9    $348.0    $288.1
Ratio of expenses to average net assets (d)                                        0.77%     0.72%     0.76%     0.66%     0.79%
Ratio of net investment income to average net assets (d)                           0.89%     2.19%     5.51%     4.90%     4.54%
Portfolio turnover rate                                                            N/A       N/A       N/A       N/A       N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                        0.92%     0.90%     0.99%     1.02%     1.12%
Ratio of net investment income to average net assets (d)                           0.74%     2.01%     5.28%     4.54%     4.22%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Total investment return assumes dividend reinvestment.

The AAL Bond Fund                                                                                Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year      Year      Year      Year      Year
                                                                                  Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                              4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $ 9.82    $ 9.80    $ 9.32    $ 9.92    $ 9.99

Income From Investment Operations:
Net investment income                                                              0.33      0.47      0.52      0.49      0.43
Net realized and unrealized gain/(loss) on investments (b)                         0.53      0.02      0.48     (0.60)    (0.07)
Total from investment operations                                                   0.86      0.49      1.00     (0.11)     0.36

Less Distributions from:
Net investment income                                                             (0.36)    (0.47)    (0.52)    (0.49)    (0.43)
Net asset value, end of period                                                   $10.32    $ 9.82    $ 9.80    $ 9.32    $ 9.92
Total return (c)                                                                   8.91%     5.03%    11.04%    (1.09)%    3.60%
Net assets, end of period (in millions)                                          $ 13.2    $  7.9    $  4.6    $  3.6    $  3.1
Ratio of expenses to average net assets (d)                                        1.77%     1.73%     1.73%     1.80%     1.90%
Ratio of net investment income to average net assets (d)                           3.28%     4.64%     5.45%     5.17%     4.28%
Portfolio turnover rate                                                           149%      160%      172%       163%     573%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                        1.78%     1.80%     1.83%     1.88%     1.90%
Ratio of net investment income to average net assets (d)                           3.27%     4.57%     5.35%     5.09%     4.28%

The AAL Money Market Fund                                                                        Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year      Year      Year      Year      Year
                                                                                  Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                              4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00

Income From Investment Operations:
Net investment income                                                                 -      0.01      0.04      0.04      0.04

Less Distributions from:
Net investment income                                                                 -     (0.01)    (0.04)    (0.04)    (0.04)
Net asset value, end of period                                                   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
Total return (e)                                                                   0.42%     1.34%     4.67%     3.94%     3.67%
Net assets, end of period (in millions)                                          $  2.8    $  2.8    $  3.3    $  2.4    $  1.6
Ratio of expenses to average net assets (d)                                        1.38%     1.52%     1.81%     1.65%     2.79%
Ratio of net investment income to average net assets (d)                           0.27%     1.39%     4.45%     3.95%     2.54%
Portfolio turnover rate                                                            N/A       N/A       N/A       N/A       N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                        1.62%     1.70%     2.04%     2.00%     3.11%
Ratio of net investment income to average net assets (d)                           0.03%     1.21%     4.22%     3.59%     2.22%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Total investment return assumes dividend reinvestment.

[Back cover page]

THE AAL MUTUAL FUNDS

By Telephone:
1-800-847-4836
press 1 to speak with a customer service representative
or
press 2 to use the Automated Service Line

By Internet:
www.thrivent.com

By Mail:
The AAL Mutual Funds
P.O. Box 9679
Providence, RI 02940-9679

By Express Mail:
The AAL Mutual Funds
4400 Computer Dr.
Westborough, MA 01581

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-
annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year.
You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the
Public Reference Room of the Securities and Exchange Commission in Washington,
DC.  You may get more information about the Public Reference Room by calling
1-800-SEC-0330.  You also may get information about the Funds on the EDGAR database at the SEC Website (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference
Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

1940 Act File No. 811-5075

                             THE AAL MUTUAL FUNDS

                                  Prospectus

                             Institutional Shares

                                 June 27, 2003

                         The AAL Technology Stock Fund

                        The AAL Aggressive Growth Fund

                         The AAL Small Cap Stock Fund

                         The AAL Small Cap Value Fund

                          The AAL Mid Cap Stock Fund

                          The AAL Mid Cap Index Fund

                          The AAL International Fund

                          The AAL Capital Growth Fund

                       The AAL Large Company Index Fund

                          The AAL Equity Income Fund

                             The AAL Balanced Fund

                         The AAL High Yield Bond Fund

                          The AAL Municipal Bond Fund

                               The AAL Bond Fund

                            The AAL Bond Index Fund

                           The AAL Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

              Management, Organization and Capital Structure   34

The AAL Technology Stock Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Technology Stock Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in technology stocks.
Technology stocks include stocks issued by companies in the following industries: information technology, telecommunications services, computer and electronic retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Fund's investment adviser, Thrivent Investment Management Inc. ("Thrivent Investment
Mgt." or the "investment adviser"), focuses on equity securities of technology companies that have a strong potential for future growth. These companies typically provide little or no dividend income. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Technology Stock Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of technology securities historically have been more volatile than other securities.

Technology Risk. Technology risk includes the acceptance of new technologies by consumers or business, rapid obsolescence and short product cycles.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Technology Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 2001     2002
-------  -------
-36.48%  -42.33%
The Fund's year-to-date return as of March 31, 2003 was 0.86%.

Best Quarter  Q4 '01   +32.89%
Worst Quarter Q3 '01   -39.32%

                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2002)

                                                             Since
                                                           Inception
                                                 1 Year    (07/01/00)
Institutional Shares (before taxes)              -42.33%      -44.21%
 (after taxes on distributions)                  -42.33%      -44.21%
 (after taxes on distributions and redemptions)  -25.99%      -31.68%
---------------------------------------------------------------------
Goldman Sachs Technology Industry
Composite Index/1/                               -40.27%      -42.67%
---------------------------------------------------------------------

/1/The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Technology Stock Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.75%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.33%
---------------------------------------------------
    Total Annual Fund Operating Expenses      1.08%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1     3     5    10
                            Year Years Years Years
                            -----------------------

                            $110 $343  $595  $1,317
                            -----------------------

 You would pay the following expenses if you did not redeem your shares:

                             1     3     5    10
                            Year Years Years Years
                            -----------------------

                            $110 $343  $595  $1,317
                            -----------------------

The AAL Aggressive Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of growth companies with large market capitalizations. The investment adviser uses fundamental and technical investment research techniques to identify stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole.

The investment adviser defines large market capitalization according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of
April 30, 2003, companies with large market capitalizations are those with market capitalizations of at least $8.8 billion.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Investment Risks

The AAL Aggressive Growth Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities. Growth stock prices reflect projection of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well- managed smaller companies when stocks of larger companies are out of favor.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Aggressive Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 1, 2000. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 2001     2002
-------  -------
-31.70%  -31.13%
The Fund's year-to-date return as of March 31, 2003 was -1.10%.

Best Quarter:  Q4 '01    +9.73%
Worst Quarter: Q1 '01   -23.58%

                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2002)

                                                             Since
                                                           Inception
                                                 1 Year    (07/01/00)
Institutional Shares (before taxes)              -31.13%      -33.22%
 (after taxes on distributions)                  -31.13%      -33.22%
 (after taxes on distributions and redemptions)  -19.12%      -24.74%
---------------------------------------------------------------------
S&P 500 Index/1/                                 -22.10%      -17.38%
---------------------------------------------------------------------
Russell 1000 Growth Index/2,3/                   -27.88%      -28.95%
---------------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.
/2/The Russell 1000 Growth Index is an unmanaged Index comprised of those
   Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
   comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.
/3/Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Aggressive Growth Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.80%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.31%
---------------------------------------------------
    Total Annual Fund Operating Expenses      1.11%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1     3     5    10
                            Year Years Years Years
                            -----------------------

                            $113 $353  $612  $1,352
                            -----------------------

 You would pay the following expenses if you did not redeem your shares:

                             1     3     5    10
                            Year Years Years Years
                            -----------------------

                            $113 $353  $612  $1,352
                            -----------------------

The AAL Small Cap Stock Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The investment adviser focuses mainly on the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index and the Russell 2000
Index. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change. Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P
MidCap 400 Index.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

The investment adviser looks for small companies (including companies initially offering stock to the public) that, in its opinion:

o are in the early stages of development or positioned in new and emerging industries;

o have an opportunity for rapid growth;

o have capable management; and

o are financially sound.

Due to certain market inefficiencies, the investment adviser believes that properly selected small company stocks offer greater opportunities for long-term capital growth.

Investment Risks

The AAL Small Cap Stock Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market.
As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Small Cap Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-
year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 1, 1996. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998    1999    2000    2001     2002
------  ------  ------  -------  -------
-1.80%  14.13%  18.47%   9.82%  -21.21%

The Fund's year-to-date return as of March 31, 2003 was -5.54%.

Best Quarter  Q4 '01   +22.94%
Worst Quarter Q3 '98   -21.18%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -21.21%     2.81%        3.41%
 (after taxes on distributions)     -21.21%     1.62%        2.22%
 (after taxes on distributions and
 redemptions)                       -13.02%     1.87%        2.36%
------------------------------------------------------------------
S&P SmallCap 600 Index/1/           -14.63%     2.44%        2.93%
------------------------------------------------------------------

/1/The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Small Cap Stock Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge (Load)             None
----------------------------------------------
  Maximum Deferred Sales Charge (Load)    None
----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.68%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.07%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.75%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $77  $240  $417  $930
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $77  $240  $417  $930
                             ----------------------

The AAL Small Cap Value Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The investment adviser focuses mainly on the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600/Barra Value Index and the
Russell 2000 Value Index. Although market capitalizations are constantly changing, the largest companies included in the Indexes have market capitalizations of approximately $1.5 billion and $2.3 billion, respectively, as of April 30, 2003. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Small companies tend to be less recognizable than companies listed in the S&P
500 Index or the S&P MidCap 400 Index. Due to certain market inefficiencies, the investment adviser believes properly selected small company stocks offer greater opportunities for long term capital growth.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

The Fund ordinarily invests in equity securities of companies with prices that are significantly below their intrinsic value. Intrinsic value is determined by a company's ability to generate long term cash flow, maintain competitive position and other variables depending on a specific company's situation. A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. In addition to valuation, the investment adviser considers these factors, among others, in choosing companies:

o a stable or improving earnings record;

o sound finances;

o solid competitive position in a competitive industry;

o good management; and

o adequate company returns on investment.

The investment adviser considers these factors, among others, in choosing when to sell a stock:

o when the stock price reaches a value through appreciation that is reasonably more than the intrinsic value of the business; or

o if the fundamentals of the business change, or the investment adviser's analysis of the business change, and the investment adviser believes the intrinsic value of the business is less than the stock price.

Investment Risks

The AAL Small Cap Value Fund is subject to the following investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic values or if value stocks are out of favor. In addition, smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market.
As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table  provide an  indication of the risks of investing in The
AAL Small Cap Value Fund by showing changes in the Fund's  performance from year to year and by showing  how the Fund's  average  annual  returns  for a one-year period and since  inception  of the  Institutional  Class  shares  compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 17, 2001. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 2002
-------
-14.59%
The Fund's year-to-date return as of March 31, 2003 was -4.41%.

Best Quarter  Q1 '02    +8.98%
Worst Quarter Q3 '02   -20.59%

                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2002)

                                                             Since
                                                           Inception
                                                 1 Year    (07/17/01)
Institutional Shares (before taxes)              -14.59%       -6.05%
 (after taxes on distributions)                  -14.81%       -6.22%
 (after taxes on distributions and redemptions)   -8.93%       -4.89%
---------------------------------------------------------------------
S&P SmallCap 600/Barra Value Index/1/            -14.47%       -8.31%
---------------------------------------------------------------------

/1/The S&P SmallCap 600/Barra Value Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have low price-to-book ratios. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Small Cap Value Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.70%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.37%
---------------------------------------------------
    Total Annual Fund Operating Expenses      1.07%
---------------------------------------------------
    Expense Reimbursement/1/                  0.50%
---------------------------------------------------
    Net Expenses                              0.57%
---------------------------------------------------

/1/Thrivent Investment Mgt. has agreed, through at least December 31, 2003, to reimburse certain expenses associated with operating The AAL Small Cap Value
   Fund equal in the aggregate to 0.50% of the average daily net assets of the
   Institutional shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                             1     3     5    10
                            Year Years Years Years
                            -----------------------

                            $109 $340  $590  $1,306
                            -----------------------

 You would pay the following expenses if you did not redeem your shares:

                             1     3     5    10
                            Year Years Years Years
                            -----------------------

                            $109 $340  $590  $1,306
                            -----------------------

The AAL Mid Cap Stock Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The investment adviser focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those companies included in widely known indices such as the S&P MidCap 400 Index and the Russell MidCap
Index. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

The investment adviser looks for mid-sized companies (including companies initially offering stock to the public) that, in its opinion:

o have prospects for growth in their sales and earnings;

o are in an industry with a good economic outlook;

o have high-quality management; and

o have a strong financial position.

The investment adviser usually picks companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

Investment Risks

The AAL Mid Cap Stock Fund is subject to the following primary investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies tend to have smaller revenues and narrower product lines than larger companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Mid Cap Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on June 30, 1993. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998    1999    2000    2001     2002
------  ------  ------  -------  -------
 2.62%  19.01%  20.56%  -15.98%  -15.46%

The Fund's year-to-date return as of March 31, 2003 was -3.42%.

Best Quarter  Q4 '98   +22.99%
Worst Quarter Q3 '01   -22.03%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -15.46%     0.90%        1.51%
 (after taxes on distributions)     -15.46%    -1.03%       -0.43%
 (after taxes on distributions and
 redemptions)                        -9.49%     0.27%        0.76%
------------------------------------------------------------------
S&P MidCap 400 Index/1/             -14.51%     6.41%        6.94%
------------------------------------------------------------------

/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Mid Cap Stock Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge (Load)             None
----------------------------------------------
  Maximum Deferred Sales Charge (Load)    None
----------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.66%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.03%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.69%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $70  $221  $384  $859
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $70  $221  $384  $859
                             ----------------------

The AAL Mid Cap Index Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Mid Cap Index Fund seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

Investment Strategies

Under normal circumstances, the Fund invests in all of the mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. This is a passively managed Fund, which means that the investment adviser does not choose the securities that make up the
Fund. When changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from time to time. The Fund's ability to match the performance of the Index will be affected, to some extent, by the size and timing of cash flows into and out of the Fund. Since the Fund has expenses that the Index does not, performance will not match the Index exactly. The investment adviser will try to manage the Fund to reduce such effects.

For liquidity reasons, the Fund may invest, to some degree, in money market instruments.

Investment Risks

The AAL Mid Cap Index Fund is subject to the following primary investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies tend to have smaller revenues and narrower product lines than larger companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Mid Cap Index Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on December 31, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 2000    2001    2002
------  ------  -------
17.29%  -1.20%  -14.56%
The Fund's year-to-date return as of March 31, 2003 was -4.70%.

Best Quarter  Q4 '01   +17.66%
Worst Quarter Q3 '01   -16.36%

                    AVERAGE ANNUAL TOTAL RETURNS
                 PERIODS ENDING DECEMBER 31, 2002)

                                                             Since
                                                           Inception
                                                 1 Year    (12/31/99)
Institutional Shares (before taxes)              -14.56%       -0.33%
 (after taxes on distributions)                  -15.42%       -1.78%
 (after taxes on distributions and redemptions)   -8.58%       -0.82%
---------------------------------------------------------------------
S&P MidCap 400 Index/1/                          -14.51%       -0.05%
---------------------------------------------------------------------

/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Mid Cap Index Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.25%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.32%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.57%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $58  $183  $318  $714
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $58  $183  $318  $714
                             ----------------------

The AAL International Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL International Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in foreign stocks and convertible foreign securities of at least three different countries. The Fund may invest in equity securities, and securities convertible into equity securities, of issuers organized under the laws of, headquartered in, whose principal operations are located in, or whose common equity securities are principally traded in developed and emerging market countries.
For all purposes, the Fund's investment subadviser, Oechsle International
Advisors, LLC ("Oechsle"), may base its view on the location of an issuer on any one, or a combination, of the following factors: (1) the location of the market in which the issuer's securities principally trade; (2) the location of the issuer's corporate headquarters; (3) the location of the issuer's legal domicile; (4) the location of the majority of the issuer's operations; (5) the location where the majority of the issuer's revenues are generated; or (6) the relevant index categorization of the issuer.

The Fund may invest in both mature and emerging markets. A country in the beginning stages of developing its economy is an emerging market. Developing countries have less diverse economic structures and less stable political systems than those of developed countries. Consequently, markets of developing countries may be more volatile than the markets of more mature economies.

Oechsle focuses on stocks primarily trading in the United Kingdom, Western
Europe, Australia, Far East, Latin America and Canada. Many of these markets are mature, while others are emerging (for example, Indonesia and Argentina).
Oechsle does not have any limits on the extent to which the Fund can invest in either mature or emerging markets. The Fund may invest up to 100% of total assets in emerging markets.

Oechsle uses a bottom-up approach to investing. Using this approach, Oechsle identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to Oechsle's expectations and Oechsle believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL International Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk. Foreign securities risk exists when the Fund invests in foreign securities, which are generally riskier than U.S. securities.
Political, social and economic events as well as natural disasters may all impact a country's economy and cause investments in issuers located in that country to decline in value. Developing countries are much more sensitive to any such event. Additionally, foreign securities are often paid for in currencies of foreign countries, thereby subjecting the Fund to currency exchange rate fluctuations. This means that the value of securities could increase or decrease due to variations in the relative value or buying power of
U.S. and foreign currencies.

Emerging Markets Risk. Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment subadviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL International Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on August 1, 1995. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998    1999    2000     2001     2002
------  ------  -------  -------  -------
11.76%  40.55%  -17.59%  -25.88%  -19.19%
The Fund's year-to-date return as of March 31, 2003 was -10.26%.

Best Quarter  Q4 '99   +23.58%
Worst Quarter Q3 '02   -20.79%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -19.19%    -4.96%       -5.58%
 (after taxes on distributions)     -19.25%    -5.59%       -6.20%
 (after taxes on distributions and
 redemptions)                       -11.44%    -3.81%       -4.28%
------------------------------------------------------------------
MSCI EAFE Index/1/                  -15.94%    -2.89%       -2.89%
------------------------------------------------------------------

/1/The Morgan Stanley Capital International, Europe, Australasia, Far East
   Index (EAFE Index) is a stock index designed to measure the investment returns of the developed countries outside North America. The EAFE Index currently includes stocks from 21 countries. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL International Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)             None
---------------------------------------------
Maximum Deferred Sales Charge (Load)    None
---------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                        0.62%
---------------------------------------------
Distribution and Service (12b-1) Fees   None
---------------------------------------------
Other Expenses                         0.15%
---------------------------------------------
Total Annual Fund Operating Expenses   0.77%
---------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $79  $246  $428  $954
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $79  $246  $428  $954
                             ----------------------

The AAL Capital Growth Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks, not including convertible securities. Generally, the investment adviser focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. The investment adviser looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The Fund focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. The Fund does not invest in bonds for capital growth or for long time periods.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believe there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Capital Growth Fund is subject to the following primary investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Capital Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998    1999    2000    2001     2002
------  ------  ------  -------  -------
28.61%  23.02%  -0.73%  -13.61%  -22.44%
The Fund's year-to-date return as of March 31, 2003 was -2.06%.

Best Quarter  Q4 '98   +22.07%
Worst Quarter Q3 '02   -17.62%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -22.44%     1.03%        1.45%
 (after taxes on distributions)     -22.65%     0.42%        0.84%
 (after taxes on distributions and
 redemptions)                       -13.77%     0.83%        1.17%
------------------------------------------------------------------
S&P 500 Index/1/                    -22.10%    -0.59%       -0.23%
------------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Capital Growth Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.54%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.01%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.55%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

         1 Year         3 Years        5 Years      10 Years
----------------------------------------------------------------------
           $56           $176           $307          $689
----------------------------------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

         1 Year         3 Years        5 Years      10 Years
----------------------------------------------------------------------
           $56           $176           $307          $689
----------------------------------------------------------------------

The AAL Large Company Index Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Large Company Index Fund seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the
Index.

Investment Strategies

Under normal circumstances, the Fund strives to invest in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Fund, which means that the investment adviser does not choose the securities that make up the Fund. When changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from time to time. The Fund's ability to match the performance of the Index will be affected, to some extent, by the size and timing of cash flows into and out of the Fund. For liquidity reasons, we may invest, to some degree, in money market instruments. Since the Fund has expenses that the Index does not, performance will not match the Index exactly.
The investment adviser will try to manage the Fund to reduce such effects.

Investment Risks

The AAL Large Company Index Fund is subject to the following primary investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Large Company Index Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on December 31, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 2000    2001     2002
------  -------  -------
-8.87%  -12.61%  -22.06%
The Fund's year-to-date return as of March 31, 2003 was -3.48%.

Best Quarter  Q4 '01   +10.07%
Worst Quarter Q3 '02   -17.03%

                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2002)

                                                             Since
                                                           Inception
                                                 1 Year    (12/31/99)
Institutional Shares (before taxes)              -22.06%      -14.70%
 (after taxes on distributions)                  -22.46%      -15.02%
 (after taxes on distributions and redemptions)  -13.55%      -11.48%
---------------------------------------------------------------------
S&P 500 Index/1/                                 -22.10%      -14.54%
---------------------------------------------------------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Large Company Index Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.25%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.10%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.35%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

         1 Year       3 Years       5 Years      10 Years
-------------------------------------------------------------------

           $36         $113          $197          $443
-------------------------------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

         1 Year       3 Years       5 Years      10 Years
-------------------------------------------------------------------

           $36         $113          $197          $443
-------------------------------------------------------------------

The AAL Equity Income Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in income-producing equity securities. The investment adviser focuses on equity securities including securities convertible into equity securities that offer higher-than-average dividend yields compared to stocks comprising the S&P 500
Index. Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund seeks capital growth by attempting to select income-producing equity securities of large companies that the investment adviser believes are under-priced relative to the securities of companies with comparable fundamentals.

The investment adviser uses a bottom-up approach to investing. Using this approach, the investment adviser identifies an individual company it believes is an attractive investment opportunity, consistent with the Fund's investment policy. The Fund may sell a security when a company no longer demonstrates its ability to perform according to the investment adviser's expectations and the investment adviser believes there are better, alternative investments. This investment strategy may result in short-term gains or losses for the Fund.

Investment Risks

The AAL Equity Income Fund is subject to the following primary investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Equity Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on March 18, 1994. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998   1999   2000    2001    2002
------  -----  -----  ------  -------
13.80%  4.63%  9.96%  -7.71%  -23.72%

The Fund's year-to-date return as of March 31, 2003 was -4.45%.

Best Quarter  Q4 '98   +15.15%
Worst Quarter Q3 '02   -17.37%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -23.72%    -1.62%       -1.48%
 (after taxes on distributions)     -24.20%    -2.72%       -2.58%
 (after taxes on distributions and
 redemptions)                       -14.53%    -1.48%       -1.37%
------------------------------------------------------------------
S&P 500/Barra Value Index/1/        -20.86%    -0.85%       -0.53%
------------------------------------------------------------------

/1/The S&P 500/Barra Value Index is an unmanaged capitalization weighted index composed of the lowest price-to-book securities in the S&P 500 Index. This
   Index is designed so that approximately one-half of the S&P 500 Index market capitalization is characterized as "value" and the other half as "growth."
   The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Equity Income Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.45%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.07%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.52%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

         1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------

           $53          $167         $291           $653
--------------------------------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

         1 Year        3 Years      5 Years       10 Years
--------------------------------------------------------------------

           $53          $167         $291           $653
--------------------------------------------------------------------

The AAL Balanced Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Investment Strategy

The Fund incorporates the strategies of The AAL Capital Growth, AAL Bond and
AAL Money Market Funds. For debt securities, the Fund generally selects securities from the same pool of securities that make up The AAL Bond Fund.
However, some debt securities may not be the same. Nevertheless, the investment adviser will select them in accordance with The AAL Bond Fund's strategy.

The investment adviser establishes the Fund's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and consider the variability of the anticipated returns based on historical results as well as expected risks and returns.
Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Fund is more diversified and is subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Fund tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the investment adviser may increase the Fund's weighting in one or both of the other asset classes. Despite the investment adviser's attempts to ease the effect of any market downturn, you may still lose money. The Fund invests in the following three asset classes within the ranges given:

                         Minimum Maximum
----------------------------------------

Common Stocks              35%     75%
----------------------------------------

Debt Securities            25%     50%
----------------------------------------
----------------------------------------

Money Market Instruments    0%     40%
----------------------------------------

As of December 31, 2002, the investments in the asset classes were as follows:

                         Percent
                         Weighted
---------------------------------

Common Stocks              53.5%
---------------------------------

Debt Securities            37.2%
---------------------------------
---------------------------------

Money Market Instruments    9.3%
---------------------------------
---------------------------------

Total                       100%
---------------------------------

Investment Risks

The AAL Balanced Fund is subject to the following primary investment risks:

Market Risk. Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds.
To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Balanced Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on December 29, 1997. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998    1999   2000    2001     2002
------  ------  -----  ------  -------
18.01%  11.56%  3.61%  -2.57%  -11.07%
The Fund's year-to-date return as of March 31, 2003 was -0.37%.

Best Quarter  Q4 '98   +11.37%
Worst Quarter Q3 '02    -8.94%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                    1 Year    5 Years   (12/29/97)
Institutional Shares (before taxes) -11.07%    -3.40%       -3.39%
 (after taxes on distributions)     -11.88%     2.34%        2.33%
 (after taxes on distributions and
 redemptions)                        -6.78%     2.25%        2.24%
------------------------------------------------------------------
Lehman Aggregate Bond Index/1/       10.25%     7.55%        7.55%
------------------------------------------------------------------
S&P 500 Index/2/                    -22.10%    -0.59%       -0.23%
------------------------------------------------------------------

/1/The Lehman Aggregate Bond Index is an unmanaged index that encompasses four classes of fixed-income securities in the United States: U.S. Treasury and
   U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities. The performance of the Index does not reflect deductions for fees, expenses or taxes.
/2/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Balanced Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.55%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.02%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.57%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

 1     3     5    10
Year Years Years Years
----------------------

$58  $183  $318  $714
----------------------

 You would pay the following expenses if you did not redeem your shares:

 1     3     5    10
Year Years Years Years
----------------------

$58  $183  $318  $714
----------------------

The AAL High Yield Bond Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL High Yield Bond Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in high-yield fixed income instruments (such as high-yielding, higher-risk corporate bonds) with medium-
to lower-range credit quality ratings. Should the Fund's investment subadviser,
Pacific Investment Management Company LLC ("PIMCO"), determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.
The Fund may invest up to 20% of its net assets in bonds of foreign issuers. A foreign issuer is a company domiciled in a country other than the U.S.

The Fund may invest the remainder of the Fund's assets in cash, short-term money market instruments, and investment-grade fixed-income instruments. PIMCO does not have restrictions on the credit quality of the securities in the Fund.
PIMCO attempts to identify those issuers of high-yield, high-risk bonds whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. However, PIMCO does not have restrictions on the rating level of the securities in the Fund and may purchase and hold securities in default.

Investment Risks

The AAL High Yield Bond Fund is subject to the following primary investment risks:

Market Risk. Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.
Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds.
To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment subadviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL High Yield Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced  operations on January 8, 1997. On December 29, 1997,  shares that qualified as  Institutional  Class shares were  converted to  Institutional
Class  shares.  How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1998    1999    2000   2001    2002
------  ------  ------  -----  ------
-2.17%  -3.42%  -3.97%  0.71%  -0.53%
The Fund's year-to-date return as of March 31, 2003 was 6.72%.

Best Quarter  Q4 '02   +9.44%
Worst Quarter Q3 '98   -7.74%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                         Since
                                                       Inception
                                    1 Year   5 Years   (12/29/97)
Institutional Shares (before taxes) -0.53%     1.89%        1.89%
 (after taxes on distributions)     -3.90%    -5.59%       -5.58%
 (after taxes on distributions and
 redemptions)                       -0.39%    -3.18%       -3.17%
-----------------------------------------------------------------
Merrill Lynch High Yield Cash
Pay Index/1/                        -1.05%     1.24%        1.24%
-----------------------------------------------------------------

/1/The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1200 "cash-pay" high-yield bonds representative of the high-yield bond market as a whole. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL High Yield Bond Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.55%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.12%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.67%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

         1 Year      3 Years       5 Years      10 Years
------------------------------------------------------------------

           $68        $214          $373          $835
------------------------------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

         1 Year      3 Years       5 Years      10 Years
------------------------------------------------------------------

           $68        $214          $373          $835
------------------------------------------------------------------

The AAL Municipal Bond Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

Investment Strategies

Under normal circumstances, the Fund invests as least 80% of net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income tax. However, the Fund may invest in certain bonds that are subject to the alternative minimum tax as discussed below. Of the 80% invested in municipal bonds, at least 75% is invested in bonds rated within the three highest rating categories assigned by at least one
Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

State and local governments and municipalities issue municipal bonds to raise money for a variety of public purposes, including general financing for state and local governments or financing for specific projects or public facilities.
A municipality may issue municipal bonds in anticipation of future revenues from a specific municipal project (revenue bonds), or backed by the full taxing power of a municipality (general obligation bonds), or from the revenues of a specific project on the credit of a private organization (industrial development bonds). Federal law generally exempts the interest paid on municipal bonds from federal income taxes.

The Fund may invest 25% or more of its total assets in industrial development bonds. The Fund tries not to invest more than 25% of its total assets in municipal bonds that are so closely related that an economic, business or political development affecting one bond could also affect the others.

The Fund may purchase certain tax-exempt bonds that involve a private purpose.
The interest paid on these private activity bonds is subject to the alternative minimum tax (AMT paper). The investment adviser limits the Fund's purchases of
AMT paper to 25% of the Fund's total assets.

Investment Risks

The AAL Municipal Bond Fund is subject to the following primary investment risks:

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Derivative Risk. Derivative risk exists when the Fund uses derivative instruments such as futures, options and swaps to hedge or protect the Fund from adverse movements in securities prices and interest rates.

Tax Risk. Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold  your  shares  at the end of the  period.  The  after-tax  returns  are calculated using the historical  highest  individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual  after-tax returns  depend on an investor's  tax situation and may differ from those shown, and  after-tax  returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 17, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

1998    1999    2000   2001   2002
-----  ------  ------  -----  -----
6.24%  -5.32%  12.32%  5.92%  8.81%
The Fund's year-to-date return as of March 31, 2003 was 1.07%.

Best Quarter  Q3 '02   +4.60%
Worst Quarter Q2 '99   -2.39%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                         Since
                                                       Inception
                                    1 Year   5 Years   (12/29/97)
Institutional Shares (before taxes)  8.81%     5.42%        5.41%
 (after taxes on distributions)      8.78%     5.28%        5.27%
 (after taxes on distributions and
 redemptions)                        7.33%     5.26%        5.25%
-----------------------------------------------------------------
Lehman Municipal Bond Index/1/       9.60%     6.06%        6.06%
-----------------------------------------------------------------

/1/The Lehman Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Municipal Bond Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.45%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.03%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.48%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $49  $154  $269  $604
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $49  $154  $269  $604
                             ----------------------

The AAL Bond Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

Investment Strategies

The AAL Bond Fund invests primarily in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities.
Under normal circumstances, the Fund invests at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in debt securities that are at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by the Fund's investment adviser.

The Fund also may invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the Fund's investment adviser.

Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Although there are no restrictions on the maturity of the debt securities the
Fund may purchase, generally the Fund maintains a weighted average effective maturity of between 5 and 10 years. Effective maturity of a debt security takes into account projected prepayments, call dates, put dates and sinking funds, if any, that reduce the stated maturity date of the bond. The investment adviser anticipates that during normal market conditions the average portfolio maturity of the Fund will not exceed 20 years. The Fund uses the stated final maturity date (rather than effective maturity) of a security to calculate average maturity, notwithstanding earlier call dates and possible prepayments.

Investment Risks

The AAL Bond Fund is subject to the following primary investment risks:

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Fund. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds.
To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield, high-risk bonds have a less liquid resale market, and it may be more difficult to sell such securities quickly in certain markets or market environments.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

1998    1999    2000   2001   2002
-----  ------  ------  -----  -----
7.15%  -1.35%  11.22%  8.56%  7.35%

The Fund's year-to-date return as of March 31, 2003 was 1.90%.

Best Quarter  Q3 '01   +4.95%
Worst Quarter Q2 '99   -1.11%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                         Since
                                                       Inception
                                    1 Year   5 Years   (12/29/97)
Institutional Shares (before taxes)  7.35%     6.50%        6.49%
 (after taxes on distributions)      5.22%     4.01%        4.00%
 (after taxes on distributions and
 redemptions)                        4.45%     3.94%        3.93%
-----------------------------------------------------------------
Lehman Aggregate Bond Index/1/      10.25%     7.55%        7.55%
-----------------------------------------------------------------

/1/The Lehman Aggregate Bond Index is an unmanaged index that encompasses four classes of fixed income securities in the United States: U.S. Treasury and
   U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Bond Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder Information--Redeeming
Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.45%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.03%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.48%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $49  $154  $269  $604
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $49  $154  $269  $604
                             ----------------------

The AAL Bond Index Fund
--------------------------------------------------------------------------------

Investment Objective

The Fund strives for investment results similar to the total return of the
Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Investment Strategies

Under normal circumstances, the Fund invests in a representative sample of fixed-income and mortgage-backed securities included in the Lehman Aggregate
Bond Index. The Fund does not invest in all of the issues that make up the
Index but selects from issuers within the Index. Therefore, the investment adviser expects the investment performance of this Fund to approximate the performance of the Index over time. The Fund includes only those issues that:

o are of investment-grade quality;

o have a fixed rate;

o are publicly issued;

o have at least $150 million par outstanding;

o are dollar-denominated and nonconvertible; and

o have a maturity of more than one year.

Should the investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change. For liquidity reasons, the Fund may invest, to some degree, in money market instruments.
Although the Fund tries to match the performance of the Lehman Aggregate Bond
Index, many factors can cause the Fund not to meet its objective. The Fund invests in six general classes of investment grade, fixed-income securities including:

o U.S. Treasury securities;

o government agency securities;

o corporate bonds;

o commercial mortgage-backed securities;

o mortgage-backed securities; and

o asset-backed securities.

As of December 31, 2002, these four classes represented the following proportions of the Fund's long-term market value:

                                  Percent of Total
--------------------------------------------------

U.S. Treasury & Government Agency      66.1%
--------------------------------------------------
--------------------------------------------------

Corporate                              27.9%
--------------------------------------------------
--------------------------------------------------

Other Government                        3.2%
--------------------------------------------------
--------------------------------------------------

Asset-Backed                            2.8%
--------------------------------------------------
--------------------------------------------------

Total                                   100%
--------------------------------------------------

Investment Risks

The AAL Bond Index Fund is subject to the following primary investment risks:

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds.
To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the
Fund. The Fund cannot be certain that it will achieve its goal.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Bond Index Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold  your  shares  at the end of the  period.  The  after-tax  returns  are calculated using the historical  highest  individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual  after-tax returns  depend on an investor's  tax situation and may differ from those shown, and  after-tax  returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on December 31, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 2000   2001   2002
------  -----  -----
11.71%  8.17%  9.79%

The Fund's year-to-date return as of March 31, 2003 was 1.35%.

Best Quarter  Q3 '01   +4.98%
Worst Quarter Q4 '01   -0.19%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                            Since
                                                          Inception
                                                 1 Year   (12/31/99)
Institutional Shares (before taxes)               9.79%        9.87%
 (after taxes on distributions)                   7.40%        7.14%
 (after taxes on distributions and redemptions)   5.94%        6.56%
--------------------------------------------------------------------
Lehman Aggregate Bond Index/1/                   10.25%       10.09%
--------------------------------------------------------------------

/1/The Lehman Aggregate Bond Index is an unmanaged index that encompasses four classes of fixed income securities in the United States: U.S. Treasury and
   U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Bond Index Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.22%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses                            0.09%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.31%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $32  $100  $174  $393
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $32  $100  $174  $393
                             ----------------------

The AAL Money Market Fund
--------------------------------------------------------------------------------

Investment Objective

The AAL Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Investment Strategies

The Fund invests in high-quality, dollar-denominated, short-term debt securities. The investment adviser tries to maintain a $1 share price for the
Fund. The Fund invests in securities maturing in 397 days or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. Portfolio turnover will be high for the Fund due to the short duration of securities, which require replacement by new issues.

Investment Risks

The AAL Money Market Fund is subject to the following primary investment risks:

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Financial Risk. Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the
Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Some factors that could affect the yield of the Fund's shares include a weak economy, strong equity markets and changes by the Federal
Reserve in its monetary policy.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.

An investment in the AAL Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.

Volatility and Performance

The bar chart and table provide an indication of the risks of investing in The
AAL Money Market Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

The Fund commenced operations on March 10, 1988. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29,
1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

1998   1999   2000   2001   2002
-----  -----  -----  -----  -----
5.17%  4.96%  6.16%  3.85%  1.37%
The Fund's year-to-date return as of March 31, 2003 was 0.21%.

Best Quarter  Q3 '00   +1.59%
Worst Quarter Q4 '02   +0.30%

The 7-day yield for the period ended December 31, 2002 for The AAL Money Market
Fund was 1.01%.

           AVERAGE ANNUAL TOTAL RETURNS
        (PERIODS ENDING DECEMBER 31, 2002)

                                          Since
                                        Inception
                     1 Year   5 Years   (12/29/97)
Institutional Shares  1.37%     4.29%        4.28%
--------------------------------------------------

The Fund attempts to maintain a stable net asset value per share of $1.00.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The AAL Money Market Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for redemption by wire. See "Shareholder
Information--Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.50%
---------------------------------------------------
    Distribution and Service(12b-1) Fees       None
---------------------------------------------------
    Other Expenses                            0.03%
---------------------------------------------------
    Total Annual Fund Operating Expenses      0.53%
---------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $54  $170  $296  $665
                             ----------------------

 You would pay the following expenses if you did not redeem your shares:

                              1     3     5    10
                             Year Years Years Years
                             ----------------------

                             $54  $170  $296  $665
                             ----------------------

Management, Organization and Capital Structure
--------------------------------------------------------------------------------

Investment Adviser

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth
Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $57.3 billion in assets as of March 31, 2003, including approximately $10.1 billion in mutual fund assets. Thrivent Investment Mgt. provides investment research and supervision of the Funds' investments.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except The AAL International Fund and The AAL
High Yield Bond Fund. For The AAL International Fund and The AAL High Yield
Bond Fund (the "Subadvised Funds"), Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees of the Fund, one or more subadvisers to manage the investments of the Subadvised Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Funds. Thrivent Investment Mgt.
has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Advisory Fees

Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.
During the fiscal year ended April 30, 2003, Thrivent Investment Mgt. received the following advisory fees, expressed as a percentage of the Fund's net assets.*

FUND                                            ADVISORY FEE
The AAL Technology Stock Fund..................    0.75%
The AAL Aggressive Growth Fund.................    0.80%
The AAL Small Cap Stock Fund...................    0.68%
The AAL Small Cap Value Fund...................    0.70%
The AAL Mid Cap Stock Fund.....................    0.66%
The AAL Mid Cap Index Fund.....................    0.25%
The AAL International Fund.....................    0.62%
The AAL Capital Growth Fund....................    0.54%
The AAL Large Company Index Fund...............    0.25%
The AAL Equity Income Fund.....................    0.45%
The AAL Balanced Fund..........................    0.55%
The AAL High Yield Bond Fund...................    0.55%
The AAL Municipal Bond Fund....................    0.45%
The AAL Bond Fund..............................    0.45%
The AAL Bond Index Fund........................    0.22%
The AAL Money Market Fund......................    0.50%

* The Funds may invest cash in The AAL Money Market Fund, subject to certain conditions. In order to avoid duplicate investment advisory fees,
  Thrivent Investment Mgt. reimburses the Fund the amount of investment advisory fees attributable to the Fund's investment in The
  AAL Money Market Fund. In addition, Thrivent Investment Mgt.
  reimbursed certain expenses of some of the Funds. This table does not reflect the effects of any reimbursements.

Portfolio Management

The AAL Technology Stock Fund
Brian J. Flanagan, CFA & James A. Grossman serve as portfolio co-managers of
The AAL Technology Stock Fund. Mr. Flanagan has been the portfolio co-manager of The AAL Technology Stock Fund since it commenced operations in 2000. Mr.
Flanagan also serves as portfolio co-manager of the Technology Stock Portfolio, a series of an affiliated mutual fund group. Mr. Flanagan has been with
Thrivent Investment Mgt. since 1996.

Mr. Grossman has been portfolio co-manager of the AAL Technology Stock Fund since it commenced operations in 2000. Mr. Grossman also serves as the portfolio co-manager of the Technology Stock Portfolio, a series of an affiliated mutual fund group. Mr. Grossman has been with Thrivent Investment
Mgt. since 1996.

The AAL Aggressive Growth Fund
Scott A. Vergin has served as portfolio manager of The AAL Aggressive Growth
Fund since 2002. Mr. Vergin also has served as portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood
Growth Fund since 2002 and the Growth Portfolio since 1994. Mr. Vergin has been with Thrivent Investment Mgt. since 1984.

The AAL Small Cap Stock Fund
Kevin A. Schmitting, CFA, has managed the day-to-day Fund investments since the
Fund's inception in 1996. Mr. Schmitting has also served as the portfolio manager of the Small Cap Stock Portfolio, a series of an affiliated mutual fund group, since 2001. Mr. Schmitting has been with Thrivent Investment Mgt. since
1995.

The AAL Small Cap Value Fund
Christopher J. Serra, CFA, has managed the day-to-day Fund investments since the Fund's inception in 2001. From 1999 to 2001, Mr. Serra was the assistant portfolio manager of The AAL Small Cap Stock Fund. He as also served as portfolio manager of Small Cap Value Portfolio, a series of an affiliated mutual fund group, since April 2003. Mr. Serra has been with Thrivent
Investment Mgt. since 1998.

The AAL Mid Cap Stock Fund
Michael R. Hochholzer, CFA, has managed the day-to-day Fund investments since
March 1997. Mr. Hochholzer also has served as portfolio manager of the Mid Cap
Stock Portfolio, a series of an affiliated mutual fund group, since 2001. Mr.
Hochholzer has been with Thrivent Investment Mgt. since 1989.

The AAL Mid Cap Index Fund
Kevin R. Brimmer, FSA, has served as portfolio manager of the Fund since 2002.
Mr. Brimmer has also served as portfolio manager of The AAL Small Cap Index
Fund II, The AAL Mid Cap Index Fund II, The AAL Large Company Index Fund and
The AAL Large Company Index Fund II. In addition, Mr. Brimmer has served as portfolio manager of the following series of affiliated mutual fund groups:
Small Cap Index Portfolio, Mid Cap Index Portfolio, Large Company Index
Portfolio and Balanced Portfolio. Previously, he managed the Asset Liability
Management department within the Investment Division at Thrivent Financial for
Lutherans overseeing Thrivent Financial for Lutheran's general account assets.
Mr. Brimmer has been with Thrivent Investment Mgt. since 1985.

The AAL International Fund
Thrivent Investment Mgt. has engaged Oechsle International Advisors, LLC
("Oechsle"), located at One International Place, Boston, Massachusetts 02110.
Oechsle was founded in 1986. The firm specializes in international and global investments for institutional clients from its offices located in Boston,
London, Frankfurt and Tokyo. As of March 31, 2003, the firm managed over $10.5 billion in assets.

Oechsle utilizes a team approach to manage the Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework for country allocations and contributes individual stock selections. The portfolio manager primarily responsible for overseeing Oechsle's management of the Portfolio since it commenced operation on March 2, 1998 is Kathleen Harris.
Ms. Harris joined Oechsle as a portfolio manager in January 1995 and has been a principal since January 1997.

The AAL Capital Growth Fund
Frederick L. Plautz has managed the day-to-day Fund investments since November
1, 1995. Mr. Plautz has also served as a portfolio manager of The AAL Balanced
Fund since 1997, and he has served as portfolio manager of the following series of affiliated mutual fund groups: Lutheran Brotherhood Fund since 2002 and
Capital Growth Portfolio since 2001. Mr. Plautz has been with Thrivent
Investment Mgt. since 1995.

The AAL Large Company Index Fund
Kevin R. Brimmer, FSA, has served as portfolio manager of the Fund since 2002.
Mr. Brimmer has also served as portfolio manager of The AAL Small Cap Index
Fund II, The AAL Mid Cap Index Fund, The AAL Mid Cap Index Fund II, and The AAL
Large Company Index Fund II. In addition, Mr. Brimmer has served as portfolio manager of the following series of affiliated mutual fund groups: Small Cap
Index Portfolio, Mid Cap Index Portfolio, Large Company Index Portfolio and
Balanced Portfolio. Previously, he managed the Asset Liability Management department within the Investment Division at Thrivent Financial for Lutherans
overseeing Thrivent Financial for Lutheran's general account assets. Mr.
Brimmer has been with Thrivent Investment Mgt. since 1985.

The AAL Equity Income Fund
The AAL Equity Fund is managed by a team of investment professionals from
Thrivent Investment Mgt.

The AAL Balanced Fund
Frederick L. Plautz and Alan D. Onstad, CFA, serve as portfolio co-managers of the Fund. Mr. Plautz has served as portfolio manager of the Fund since 1997.
Mr. Plautz has also served as a portfolio manager of The AAL Capital Growth
Fund since 1995, and he has served as portfolio manager of the following series of affiliated mutual fund groups: Lutheran Brotherhood Fund since 2002 and
Capital Growth Portfolio since 2001. Mr. Plautz has been with Thrivent
Investment Mgt. since 1995.

Mr. Onstad has served as portfolio manager of the Fund since 1999. He has also served as a portfolio manager of The AAL Bond Fund since 1999. Mr. Onstad also has also served as a portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood Income Fund since 2002 and the
Income Portfolio since 2002. Mr. Onstad has served as a portfolio manager with
Thrivent Investment Mgt. since 1995.

The AAL High Yield Bond Fund
Thrivent Investment Mgt. has engaged Pacific Investment Management Company LLC
("PIMCO"), located at 800 Newport Center Drive, Newport Beach, California
92660. With assets under management of approximately $323.4 billion as of March
31, 2003, the company is one of the world's foremost bond fund managers. PIMCO oversees more than 120 funds in all. The company is part of Allianz Dresdner
Asset Management of America L.P. (ADAM-LP), which is an indirect unit of
Allianz AG, a European-based, multinational insurance and financial services holding company.

The portfolio manager primarily responsible for overseeing PIMCO's management of the Fund since 2002 is Raymond F. Kennedy, CFA. Mr. Kennedy is a managing director, portfolio manager and senior member of the PIMCO investment strategy group. Mr. Kennedy joined PIMCO in 1996, having previously been associated with
Prudential Insurance Company of America as a private placement asset manager.
He has 15 years of investment experience.

The AAL Municipal Bond Fund
Janet I. Grangaard, CFA, has served as portfolio manager of the Fund since
April 1, 2002. Ms. Grangaard has also served as portfolio manager of The
Lutheran Brotherhood Municipal Bond Fund, a series of an affiliated mutual fund group, since 2002. Ms. Grangaard has been a portfolio manager with Thrivent
Investment Mgt. since 1994.

The AAL Bond Fund
Alan D. Onstad, CFA, and Michael G. Landreville, CFA, serve as portfolio co-managers of the Fund. Mr. Onstad has served as portfolio manager of the Fund since 1999. He has also served as a portfolio manager of The AAL Balanced Fund since 1999. Mr. Onstad also has also served as a portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood
Income Fund since 2002 and the Income Portfolio since 2002. Mr. Onstad has served as a portfolio manger with Thrivent Investment Mgt. since 1995.

Mr. Landreville has served as portfolio manager of the Fund since 2002. He has also served as a portfolio manager of the following series of affiliated mutual fund groups: Income Portfolio since 2001; Limited Maturity Bond Portfolio since
2001; Lutheran Brotherhood Limited Maturity Bond Fund since 1999; and Lutheran
Brotherhood Income Fund since 1998. Mr. Landreville has been with Thrivent
Investment Mgt. since 1983, and he has served as associate portfolio manager from 1987 through 1997.

The AAL Bond Index Fund
Steven H.C. Lee, FSA, has served as portfolio manger of the Fund since 2002.
Mr. Lee has also served as portfolio manager of the following series of affiliated mutual fund groups: Balanced Portfolio and Bond Index Portfolio.
Previously, Mr. Lee managed the asset-backed securities portfolio in Thrivent
Financial for Lutheran's general account, and he managed investment-grade corporate bond portfolios within Thrivent Financial for Lutheran's general account. Mr. Lee has been with Thrivent Investment Mgt. since 1985.

The AAL Money Market Fund
Gail R. Onan has served as portfolio manager of the Fund since 2002. She has also served as portfolio manager of the following series of affiliated mutual fund groups: Lutheran Brotherhood Money Market Fund since 1994 and Money Market
Portfolio since 1994. Ms. Onan has been with Thrivent Investment Mgt. since
1969.

Personal Securities Investments
Personnel of Thrivent Investment Mgt., Oechsle and PIMCO may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.
Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Standard & Poor's Trademarks
"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)," "500,"
"Standard & Poor's MidCap 400 Index," "S&P MidCap 400 Index," "Standard &
Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The
McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent
Financial for Lutherans. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of
Additional Information for additional disclaimers and limitations of liabilities on behalf of S&P.

Shareholder Information
--------------------------------------------------------------------------------

How to Contact Us
By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail:
 The AAL Mutual Funds
 P.O. Box 9679
 Providence, RI 02940-9679

By Express Mail:
 The AAL Mutual Funds
 4400 Computer Dr.
 Westborough, MA 01581

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV").
Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m.
Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

The AAL Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by The AAL Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total
Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

Some of the Funds hold securities that trade on foreign exchanges. These exchanges may trade on weekends or other days when the Funds do not price their shares. As a result, the value of a Fund's shares may change at a time when those shares may not be purchased or redeemed.

The Board of Trustees of The AAL Mutual Funds has authorized Thrivent Financial for Lutherans ("Thrivent Financial") and certain other third parties to receive orders for the purchase and redemption of shares of the Funds.

Institutional Class Shares
The AAL Mutual Funds has adopted a system of multiple classes of shares for each of the Funds. There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any
Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and Lutheran participants in the
Allocation Advantage(R) mutual fund asset allocation program offered by
Thrivent Investment Mgt. Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free
1-800-847-4836, or downloading it from www.thrivent.com.

Buying Shares

Opening An Account

You must open an account for each Fund that you want to purchase. Your Thrivent
Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Investment
Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

You may  combine  your  purchases  of Class A, Class B and  Institutional  Class shares of the Funds to meet the minimum investment requirements.  As long as the initial minimum investment requirements are maintained,  there are no subsequent
minimum  investment  requirements.   Please  note  that  the  following  minimum
investment  requirements do not apply to shares purchased through the Allocation
Advantage mutual fund asset allocation program described below.

                                   INITIAL PURCHASE INITIAL PURCHASE
                                     (AGGREGATE)       (PER FUND)
            --------------------------------------------------------
            Institutions               $500,000         $50,000
            --------------------------------------------------------
            Lutheran Congregations     $250,000         $25,000
            --------------------------------------------------------

The Allocation Advantage mutual fund asset allocation program is a fee-based investment advisory service offered by Thrivent Investment Mgt. to persons who make an initial investment of $100,000. Lutheran participants in the Allocation
Advantage program may purchase Institutional Class shares of any Fund by making an initial minimum investment of $5,000 for a non-IRA account and $1,000 for an
IRA account. Once the purchase minimums have been met, systematic investments of shares of mutual funds have a minimum purchase requirement of $100.

Thrivent Investment Mgt. will charge participants in the Allocation Advantage program a fee of $50.00 for any redemption of shares of a mutual fund that have been held in the participant's account for less than six months. However, if the redemption of shares is made through the Systematic Withdrawal Plan,
Thrivent Investment Mgt. will charge the participant a fee of $5.00 for each such redemption. In addition, Thrivent Investment Mgt. will also charge a fee of $15.00 for any redemption from a participant's account of shares of a mutual fund that is not available through the Allocation Advantage program.

Shares of the Funds are issued on days on which the New York Stock Exchange
("NYSE") is open, which generally are weekdays other than national holidays.
Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

o By mail
o By wire transfer

Initial Purchases by Mail
To buy shares of the Funds by mail:

o Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

o Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The AAL Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal
Reserve System.

Step 1: Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

      o Your account registration;
      o The name of the Fund(s) in which you want to invest;
      o The Class of shares you wish to buy;
      o Your address;
      o Your Social Security or tax identification number;
      o The dollar amount;
      o The name of the wiring bank; and
      o The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:

      Wire transfer to:
        Boston Safe Deposit and Trust Co.
        Boston, MA
        ABA #011001234

      Credit:
        PFPC, Inc. as Agent for the benefit of The AAL Mutual Funds
        Account #014338

      Further Credit:
        [Name of the Fund]
        [Shareholder Account Number]
        [Shareholder Registration/Name]

      Please call (800) THRIVENT (847-4836) prior to the wire transfer in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

Step 3: Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

o By mail
o By telephone
o By the Internet
o By wire transfer
o Through the Automatic Investment Plan

Additional Purchases By Mail

To make  additional  purchases by mail,  make your check payable to the specific
Fund in which you are investing. Please indicate your Fund account number on the face of your check.  If you have more than one account,  always  verify that you are investing in the proper  account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the
Request for Telephone Purchase option on the application. Once you have selected this option, you can call the Interaction Center at (800) THRIVENT
(847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment. You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer. If you need to invest sooner, you should consider making a wire transfer purchase.

The Fund has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Fund will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Fund may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet
(pre-authorized bank information is required prior to purchase). The Fund require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.
In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   Boston Safe Deposit and Trust Co.
   Boston, MA
   ABA #011001234

 Credit:
   PFPC, Inc. as Agent for the benefit of The AAL Mutual Funds
   Account #014338

 Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer. This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or the Interaction
Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' bank draft plan. Under this plan, the
Funds will draft an investor's bank checking or savings account in the amount specified on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft. To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from The AAL Money Market Fund account. The automatic exchange plan allows investors to select the transaction date. To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. bank. The Fund does not accept cash. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Fund may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Fund reserves the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. will maintain a share account for you. Share certificates will not be issued. Thrivent Investment Mgt. will generally mail written confirmation of your purchases, except for additional purchases in The
AAL Money Market Fund, within five business days following the date of your purchase. Thrivent Investment Mgt. will mail confirmation of additional purchases in The AAL Money Market Fund monthly. Thrivent Investment Mgt. will mail confirmation of your automatic investment plan transactions at least quarterly. For information about your shares, please contact the Interaction
Center at (800) THRIVENT (847-4836).

Redeeming Shares

You can sell your shares on any business day Thrivent Investment Mgt. prices the Funds' shares. Once the Fund receives your request for redemption, it will redeem your shares at the next NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange
Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:

o By mail
o By telephone
o By the Internet
o By wire transfer
o Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1: Prepare a written request including the following information:

      o Name(s) of the account owner(s);
      o Your account number;
      o The name of the Fund(s) whose shares are being redeemed; and
      o Dollar or share amount you wish to redeem.

      You must have a Medallion Signature Guarantee if you want to do any of the following:

      o Sell shares with a value of more than $100,000;
      o Send the proceeds to an address other than the one listed for your account; or
      o Make the check payable to someone other than the account owners(s).

      A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the
      Medallion Signature Guarantee Program. A Medallion Signature Guarantee
      may be obtained at any national bank or brokerage firm.

Step 2: Mail your redemption request.

Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for
Your means of purchase to clear.

Redemptions by Telephone
The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT
(847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

o Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.
o There has been no change of address in the preceding 30 days.
o The request is for $100,000 or less. However, requests to redeem more than
  $100,000 will be accepted if the account contains pre-established wire instructions.
o Shares to be redeemed cannot be in certificate form.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

o A fee of up to $30 may be assessed for redemptions by wire.
o This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

o You need a minimum of $50,000 in your account ($25,000 for Lutheran congregations) to start the plan.
o You can select the date(s) on which the money is withdrawn.
o To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
o Money can be sent by check or electronic funds transfer.
o To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.

The AAL Money Market Fund Checks

You can write checks on The AAL Money Market Fund account if you complete a check writing signature card and agreement. You can request checks on your AAL
Mutual Funds application or in writing. The Fund does not charge a fee for supplying your checks. The following rules and/or guidelines apply:

o The checks you write on The AAL Money Market Fund must be for $500 or more.
  (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
o The transfer agent may impose reasonable fees for each check that is returned.
o We do not return your canceled checks, although the transfer agent will send a copy of your check to you at your request.
o Unless you purchased shares by wire, you must wait 10 business days after you purchase The AAL Money Market Fund shares to write checks against that purchase.
o Unless you redeem via the Internet, you need a written request--not a check--to close The AAL Money Market Fund account. Your written request will require a signature guarantee to close accounts over $100,000.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, you may exchange Institutional
Class shares of your Funds for Institutional Class shares of The Lutheran
Brotherhood Family of Funds.

If you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional Class shares of any of the
Funds or Institutional Class shares of The Lutheran Brotherhood Family of Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.
Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year. Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:

o By mail
o By telephone
o By the Internet

Exchanges by Mail

Prepare and mail a written request including the following information:

o Name(s) of the account owner(s);
o Your Fund(s) and account number(s);
o Dollar or share amount you wish to exchange;
o The name of the Fund(s) and account number(s) you are exchanging into; and
o Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call the Interaction
Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions. You may exchange shares for which certificates have not been issued by calling the Interaction Center at (800)
THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.
The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. The Fund requires a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of Institutional Class shares in the account falls below the required minimum amount for your type of account.

Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.

Distributions
--------------------------------------------------------------------------------

Dividends

Dividends are declared and paid as follows:

--declared daily and paid
 monthly                  The AAL High Yield Bond Fund
                          The AAL Municipal Bond Fund
                          The AAL Bond Fund
                          The AAL Bond Index Fund
                          The AAL Money Market Fund

--declared and paid
 quarterly                The AAL Equity Income Fund
                          The AAL Balanced Fund

--declared and paid semi-
 annually                 The AAL Capital Growth Fund

--declared and paid
 annually                 The AAL Technology Stock Fund
                          The AAL Aggressive Growth
                          Fund
                          The AAL Small Cap Stock Fund
                          The AAL Small Cap Value Fund
                          The AAL Mid Cap Stock Fund
                          The AAL Mid Cap Index Fund
                          The AAL International Fund
                          The AAL Large Company Index
                          Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending April 30.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:

o Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

o Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The Lutheran Brotherhood Family of Funds.

o All Cash. Distributions will be paid in cash. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Taxes
--------------------------------------------------------------------------------

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions.
Distributions of other net capital gains by a Fund are generally taxable as capital gains -- in most cases, at different rates from those that apply to ordinary income. We expect that distributions from The AAL Technology Stock
Fund, The AAL Aggressive Growth Fund, The AAL Small Cap Stock Fund, The AAL
Small Cap Value Fund, The AAL Mid Cap Stock Fund, The AAL International Fund,
The AAL Large Company Index Fund, and The AAL Mid Cap Index Fund will consist primarily of capital gains and that distributions from The AAL Capital Growth
Fund, The AAL Equity Income Fund, The AAL Balanced Fund, The AAL High Yield
Bond Fund, The AAL Bond Fund, The AAL Bond Index Fund and The AAL Money Market
Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same Fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

The AAL Municipal Bond Fund

Dividends derived from the interest earned on municipal securities constitute
"exempt-interest dividends" and are generally not subject to federal income tax. Realized capital gains on municipal securities are subject to federal income tax. Thus, shareholders will be subject to taxation at ordinary rates on the dividends they receive that are derived from net short-term capital gains.
Distributions of net long-term capital gains will be taxable as long-term capital gains regardless of the length of time a shareholder holds them. We may, for temporary defensive purposes, invest in short-term taxable securities for the Fund. Shareholders of this Fund are subject to federal income tax at ordinary rates on any income dividends they receive that are derived from interest on taxable securities.

For shareholders receiving Social Security benefits, the federal government requires you to add tax-exempt income, including exempt-interest dividends from this Fund, to your taxable income in determining whether a portion of your
Social Security benefits will be subject to federal income tax. The Internal
Revenue Code provides that every person required to file a tax return must report, solely for informational purposes, the amount of exempt-interest dividends received from the Funds during the taxable year.

The AAL International Fund

Foreign investments pose special tax issues for The AAL International Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to The AAL
International Fund. If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

Other Securities and Investment Practices
--------------------------------------------------------------------------------

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements. Except for The AAL Large Company Index Fund, The AAL Mid
Cap Index Fund and The AAL Bond Index Fund, each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities. Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.
Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except The AAL
Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable
U.S. securities because the markets for foreign securities are less efficient.
Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure. Each of the Funds may have some international exposure
(including emerging markets) in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.
As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities. Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund)
may have a subjective element.

Securities lending. Each of the Funds except The AAL Money Market Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives. Each of the Funds except The AAL Money Market Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds. Each of the Funds except The AAL Municipal Bond Fund and The
AAL Money Market Fund may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds. The AAL High Yield Bond Fund, The AAL
Bond Fund and The AAL Bond Index Fund may also invest in government bonds and municipal bonds. As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.
These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading. The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a
Fund's transaction costs and may increase your tax liability. During the fiscal year ending April 30, 2003, The AAL Aggressive Growth Fund, The AAL Small Cap
Value Fund, The AAL High Yield Bond Fund and The AAL Bond Fund had portfolio turnover ratios of over 100%.

Initial public offering. Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the
Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable
IPO investment opportunities.

Securities ratings. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the
BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than The AAL Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing. In response to market, economic, political or other conditions, each Fund (except The AAL Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds'
financial performance for the past five years or, if shorter, the period of the
Funds' operations. Certain information reflects financial results for a single
Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the accounting firm of PricewaterhouseCoopers LLP whose report, along with the
Fund's financial statements, are included in the annual report, which is available upon request.

       The AAL Technology Stock Fund      Institutional Class Shares
       ------------------------------------------------------------------
                                        Year       Year        Period
       For a share outstanding          Ended      Ended        Ended
       throughout each period (a)     4/30/2003  4/30/2002  4/30/2001 (e)
       ------------------------------------------------------------------
       Net asset value, beginning of
       period                          $  3.22    $  5.19      $ 10.00

       Income From Investment
       Operations:
       Net investment loss               (0.02)     (0.03)       (0.02)
       Net realized and unrealized
        loss on investments (b)          (0.61)     (1.94)       (4.79)
       Total from investment
       operations                        (0.63)     (1.97)       (4.81)
       Net asset value, end of period  $  2.59    $  3.22      $  5.19
       Total return (c)                 (19.57)%   (37.96)%     (48.10)%
       Net assets, end of period (in
        millions)                      $   2.2    $   7.9      $   9.3
       Ratio of expenses to average
        net assets (d)                    1.06%      1.10%        1.32%
       Ratio of net investment loss
        to average net assets (d)        (0.76)%    (0.86)%      (0.59)%
       Portfolio turnover rate            67%        57%          44%
       If the adviser had not
        reimbursed expenses and the
        Fund had not received
        credits for fees paid
        indirectly or credits for
        directed brokerage
        transactions the ratios
        would have been:
       Ratio of expenses to average
        net assets (d)                    1.08%      1.14%        1.33%
       Ratio of net investment loss
        to average net assets (d)        (0.78)%    (0.90)%      (0.60)%

       The AAL Aggressive Growth Fund     Institutional Class Shares
       ------------------------------------------------------------------
                                        Year       Year
       For a share outstanding          Ended      Ended    Period Ended
       throughout each period (a)     4/30/2003  4/30/2002  4/30/2001 (e)
       ------------------------------------------------------------------
       Net asset value, beginning of
       period                          $  4.62    $  6.77      $ 10.00

       Income From Investment
       Operations:
       Net investment income/(loss)       0.02      (0.01)        0.03
       Net realized and unrealized
        loss on investments (b)          (0.76)     (2.14)       (3.26)
       Total from investment
       operations                        (0.74)     (2.15)       (3.23)
       Net asset value, end of period  $  3.88    $  4.62      $  6.77
       Total return (c)                 (16.02)%   (31.76)%     (32.30)%
       Net assets, end of period (in
        millions)                      $   2.8    $   6.7      $   8.2
       Ratio of expenses to average
        net assets (d)                    1.10%      1.15%        1.17%
       Ratio of net investment
        income/(loss) to average net
        assets (d)                       (0.18)%    (0.28)%       0.60%
       Portfolio turnover rate           204%        94%          70%
       If the adviser had not
        reimbursed expenses and the
        Fund had not received
        credits for fees paid
        indirectly or credits for
        directed brokerage
        transactions the ratios
        would have been:
       Ratio of expenses to average
        net assets (d)                    1.11%      1.15%        1.17%
       Ratio of net investment
        income/(loss) to average net
        assets (d)                       (0.19)%    (0.28)%       0.60%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, July 1, 2000.

The AAL Small Cap Stock Fund                                                                   Institutional Class Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year         Year        Year       Year
                                                                                   Ended        Ended       Ended      Ended
For a share outstanding throughout each period (a)                               4/30/2003    4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 15.26      $13.71      $14.80     $10.95

Income From Investment Operations:
Net investment income/(loss)                                                        (0.06)      (0.01)       0.01       0.01
Net realized and unrealized gain/(loss) on investments (b)                          (3.22)       1.64        1.10       3.84
Total from investment operations                                                    (3.28)       1.63        1.11       3.85

Less Distributions from:
Net realized gain on investments                                                        -       (0.08)      (2.20)         -
Net asset value, end of period                                                    $ 11.98      $15.26      $13.71     $14.80
Total return (c)                                                                   (21.49)%     11.90%       8.53%     35.16%
Net assets, end of period (in millions)                                           $   6.8      $  5.3      $  3.8     $  1.0
Ratio of expenses to average net assets (d)                                          0.73%       0.74%       0.78%      0.72%
Ratio of net investment income/(loss) to average net assets (d)                     (0.03)%     (0.07)%      0.11%      0.08%
Portfolio turnover rate                                                              97%         59%        123%        147%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          0.75%       0.75%       0.78%      0.84%
Ratio of net investment income/(loss) to average net assets (d)                     (0.05)%     (0.08)%      0.10%     (0.04)%

The AAL Small Cap Value Fund                                                       Institutional Shares
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year        Period
                                                                                   Ended        Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002 (e)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 11.71      $10.00

Income from Investment Operations:
Net investment loss                                                                     -       (0.05)
Net realized and unrealized gain/(loss) on investments (b)                          (2.17)       1.76
Total from investment operations                                                    (2.17)       1.71

Less Distributions from:
Net realized gain on investments                                                    (0.07)          -
Net asset value, end of period                                                    $  9.47      $11.71
Total return (c)                                                                   (18.59)%     17.10%
Net assets, end of period (in millions)                                           $   3.8      $  3.5
Ratio of expenses to average net assets (d)                                          0.87%       1.59%
Ratio of net investment income/(loss) to average net assets (d)                      0.10%      (0.66)%
Portfolio turnover rate                                                             147%         50%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.07%       1.63%
Ratio of net investment loss to average net assets (d)                              (0.10)%     (0.70)%

The AAL Small Cap Stock Fund
--------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 13.87

Income From Investment Operations:
Net investment income/(loss)                                                        (0.04)
Net realized and unrealized gain/(loss) on investments (b)                          (2.52)
Total from investment operations                                                    (2.56)

Less Distributions from:
Net realized gain on investments                                                    (0.36)
Net asset value, end of period                                                    $ 10.95
Total return (c)                                                                   (18.41)%
Net assets, end of period (in millions)                                           $   0.8
Ratio of expenses to average net assets (d)                                          1.08%
Ratio of net investment income/(loss) to average net assets (d)                     (0.40)%
Portfolio turnover rate                                                             113%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          1.08%
Ratio of net investment income/(loss) to average net assets (d)                     (0.04)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, July 17, 2001.

The AAL Mid Cap Stock Fund                                                                     Institutional Class Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year      Year        Year
                                                                                   Ended      Ended     Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002 4/30/2001   4/30/2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 13.31    $14.98    $16.89      $13.94

Income From Investment Operations:
Net investment income/(loss)                                                         0.05      0.03      0.07        0.05
Net realized and unrealized gain/(loss) on investments (b)                          (2.30)    (1.32)     1.21        3.73
Total from investment operations                                                    (2.25)    (1.29)     1.28        3.78

Less Distributions from:
Net realized gain on investments                                                        -     (0.38)    (3.19)      (0.83)
Net asset value, end of period                                                    $ 11.06    $13.31    $14.98      $16.89
Total return (c)                                                                   (16.90)%   (8.86)%    7.68%      28.00%
Net assets, end of period (in millions)                                           $  20.7    $ 24.8    $ 24.3      $ 16.5
Ratio of expenses to average net assets (d)                                          0.68%     0.69%     0.68%       0.62%
Ratio of net investment income/(loss) to average net assets (d)                      0.44%     0.28%     0.50%       0.51%
Portfolio turnover rate                                                              48%       97%       144%        142%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          0.69%     0.70%     0.69%       0.71%
Ratio of net investment income/(loss) to average net assets (d)                      0.43%     0.27%     0.50%       0.41%

The AAL Mid Cap Index Fund                                                                Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year      Year       Period
                                                                                   Ended      Ended     Ended       Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002 4/30/2001 4/30/2000 (e)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 11.23    $10.80    $10.90      $10.00

Income From Investment Operations:
Net investment income/(loss)                                                         0.08      0.06      0.08        0.03
Net realized and unrealized gain/(loss) on investments (b)                          (2.07)     0.60      0.57        0.87
Total from investment operations                                                    (1.99)     0.66      0.65        0.90

Less Distributions from:
Net investment income                                                               (0.08)    (0.07)    (0.09)          -
Net realized gain on investments                                                    (0.25)    (0.16)    (0.66)          -
Total Distributions                                                                 (0.33)    (0.23)    (0.75)          -
Net asset value, end of period                                                    $  8.91    $11.23    $10.80      $10.90
Total return (c)                                                                   (17.68)%    6.23%     6.13%       9.00%
Net assets, end of period (in millions)                                           $  20.8    $ 24.3    $ 13.0      $  8.9
Ratio of expenses to average net assets (d)                                          0.28%     0.20%     0.20%       0.20%
Ratio of net investment income/(loss) to average net assets (d)                      0.89%     0.84%     0.90%       1.02%
Portfolio turnover rate                                                              22%       21%       54%         25%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          0.57%     0.88%     1.31%       1.27%
Ratio of net investment income/(loss) to average net assets (d)                      0.60%     0.16%    (0.21)%     (0.05)%

The AAL Mid Cap Stock Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $15.96

Income From Investment Operations:
Net investment income/(loss)                                                        0.02
Net realized and unrealized gain/(loss) on investments (b)                         (1.25)
Total from investment operations                                                   (1.23)

Less Distributions from:
Net realized gain on investments                                                   (0.79)
Net asset value, end of period                                                    $13.94
Total return (c)                                                                   (7.17)%
Net assets, end of period (in millions)                                           $  6.4
Ratio of expenses to average net assets (d)                                         0.85%
Ratio of net investment income/(loss) to average net assets (d)                     0.33%
Portfolio turnover rate                                                             126%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         0.85%
Ratio of net investment income/(loss) to average net assets (d)                     0.37%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund inception, December 31, 1999.

The AAL International Fund                                                                    Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year       Year
                                                                                   Ended      Ended      Ended      Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001  4/30/2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  8.68    $ 10.63    $ 14.15    $11.37

Income From Investment Operations:
Net investment income/(loss)                                                         0.08       0.03       0.26      0.08
Net realized and unrealized gain/(loss) on investments (b)                          (1.89)     (1.80)     (3.20)     2.73
Total from investment operations                                                    (1.81)     (1.77)     (2.94)     2.81

Less Distributions from:
Net investment income                                                               (0.14)     (0.18)     (0.31)    (0.03)
Net realized gain on investments                                                        -          -      (0.27)        -
Total Distributions                                                                 (0.14)     (0.18)     (0.58)    (0.03)
Net asset value, end of period                                                    $  6.73    $  8.68    $ 10.63    $14.15
Total return (c)                                                                   (21.45)%   (16.61)%   (21.12)%   24.69%
Net assets, end of period (in millions)                                           $   2.8    $   3.0    $   3.3    $  2.8
Ratio of expenses to average net assets (d)                                          0.77%      0.78%      0.75%     0.73%
Ratio of net investment income/(loss) to average net assets (d)                      1.15%      0.86%      2.42%     0.61%
Portfolio turnover rate                                                              52%        63%        38%       44%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          0.77%      0.78%      0.75%     0.79%
Ratio of net investment income/(loss) to average net assets (d)                      1.15%      0.86%      2.42%     0.55%

The AAL Capital Growth Fund                                                                   Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------
                                                                                   Year       Year       Year       Year
                                                                                   Ended      Ended      Ended      Ended
For a share outstanding throughout each period (a)                               4/30/2003  4/30/2002  4/30/2001  4/30/2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 29.90    $ 34.88    $ 38.72    $35.89

Income From Investment Operations:
Net investment income/(loss)                                                         0.21       0.18       0.33      0.27
Net realized and unrealized gain/(loss) on investments (b)                          (4.47)     (4.88)     (1.73)     3.20
Total from investment operations                                                    (4.26)     (4.70)     (1.40)     3.47

Less Distributions from:
Net investment income                                                               (0.18)     (0.20)     (0.30)    (0.21)
Net realized gain on investments                                                        -      (0.08)     (2.14)    (0.43)
Total Distributions                                                                 (0.18)     (0.28)     (2.44)    (0.64)
Net asset value, end of period                                                    $ 25.46    $ 29.90    $ 34.88    $38.72
Total return (c)                                                                   (14.24)%   (13.53)%    (3.82)%    9.70%
Net assets, end of period (in millions)                                           $  68.2    $  65.9    $  91.8    $ 82.8
Ratio of expenses to average net assets (d)                                          0.55%      0.55%      0.54%     0.52%
Ratio of net investment income/(loss) to average net assets (d)                      0.85%      0.56%      0.90%     0.73%
Portfolio turnover rate                                                              5%         3%         13%       8%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                          0.55%      0.55%      0.54%     0.54%
Ratio of net investment income/(loss) to average net assets (d)                      0.85%      0.56%      0.90%     0.72%

The AAL International Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $11.17

Income From Investment Operations:
Net investment income/(loss)                                                        0.15
Net realized and unrealized gain/(loss) on investments (b)                          0.65
Total from investment operations                                                    0.80

Less Distributions from:
Net investment income                                                              (0.51)
Net realized gain on investments                                                   (0.09)
Total Distributions                                                                (0.60)
Net asset value, end of period                                                    $11.37
Total return (c)                                                                    7.49%
Net assets, end of period (in millions)                                           $  1.9
Ratio of expenses to average net assets (d)                                         1.09%
Ratio of net investment income/(loss) to average net assets (d)                     1.10%
Portfolio turnover rate                                                            101%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         1.09%
Ratio of net investment income/(loss) to average net assets (d)                     1.10%

The AAL Capital Growth Fund
-------------------------------------------------------------------------------------------
                                                                                   Year
                                                                                   Ended
For a share outstanding throughout each period (a)                               4/30/1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $29.67

Income From Investment Operations:
Net investment income/(loss)                                                        0.21
Net realized and unrealized gain/(loss) on investments (b)                          6.67
Total from investment operations                                                    6.88

Less Distributions from:
Net investment income                                                              (0.20)
Net realized gain on investments                                                   (0.46)
Total Distributions                                                                (0.66)
Net asset value, end of period                                                    $35.89
Total return (c)                                                                   23.55%
Net assets, end of period (in millions)                                           $ 46.9
Ratio of expenses to average net assets (d)                                         0.60%
Ratio of net investment income/(loss) to average net assets (d)                     0.62%
Portfolio turnover rate                                                             9%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                         0.60%
Ratio of net investment income/(loss) to average net assets (d)                     0.62%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Large Company Index Fund                                                   Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year       Year
                                                                           Ended      Ended      Ended    Period Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002  4/30/2001  4/30/2000 (e)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $  7.38    $  8.56    $  9.95      $10.00

Income From Investment Operations:
Net investment income/(loss)                                                 0.08       0.05       0.09        0.02
Net realized and unrealized loss on investments (b)                         (1.07)     (1.18)     (1.40)      (0.07)
Total from investment operations                                            (0.99)     (1.13)     (1.31)      (0.05)

Less Distributions from:
Net investment income                                                       (0.08)     (0.05)     (0.08)          -
Net asset value, end of period                                            $  6.31    $  7.38    $  8.56      $ 9.95
Total return (c)                                                           (13.36)%   (13.22)%   (13.18)%     (0.50)%
Net assets, end of period (in millions)                                   $  62.1    $  63.0    $  26.6      $ 27.6
Ratio of expenses to average net assets (d)                                  0.24%      0.20%      0.20%       0.20%
Ratio of net investment income/(loss) to average net assets (d)              1.55%      1.17%      0.97%       1.21%
Portfolio turnover rate                                                      23%        3%         9%           2%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  0.36%      0.49%      0.69%       0.93%
Ratio of net investment income/(loss) to average net assets (d)              1.43%      0.88%      0.49%       0.49%

The AAL Equity Income Fund                                                              Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                           Year       Year       Year         Year        Year
                                                                           Ended      Ended      Ended        Ended       Ended
For a share outstanding throughout each period (a)                       4/30/2003  4/30/2002  4/30/2001    4/30/2000   4/30/1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 12.92    $ 14.59    $ 14.43      $14.70      $14.32

Income From Investment Operations:
Net investment income/(loss)                                                 0.18       0.21       0.27        0.31        0.21
Net realized and unrealized gain/(loss) on investments (b)                  (2.73)     (1.64)      0.93       (0.35)       1.19
Total from investment operations                                            (2.55)     (1.43)      1.20       (0.04)       1.40

Less Distributions from:
Net investment income                                                       (0.15)     (0.19)     (0.27)      (0.23)      (0.23)
Net realized gain on investments                                                -      (0.05)     (0.77)          -       (0.79)
Return of capital                                                           (0.02)         -          -           -           -
Total Distributions                                                         (0.17)     (0.24)     (1.04)      (0.23)      (1.02)
Net asset value, end of period                                            $ 10.20    $ 12.92    $ 14.59      $14.43      $14.70
Total return (c)                                                           (19.70)%    (9.83)%     8.64%      (0.29)%     10.62%
Net assets, end of period (in millions)                                   $   9.8    $   9.1    $   9.5      $  6.2      $ 13.2
Ratio of expenses to average net assets (d)                                  0.51%      0.50%      0.51%       0.46%       0.60%
Ratio of net investment income/(loss) to average net assets (d)              1.59%      1.61%      1.94%       1.71%       1.65%
Portfolio turnover rate                                                      63%        34%        26%         27%         13%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                                  0.52%      0.51%      0.51%       0.52%       0.60%
Ratio of net investment income/(loss) to average net assets (d)              1.58%      1.60%      1.94%       1.65%       1.65%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund Inception, December 31, 1999.

The AAL Balanced Fund                                                         Institutional Class Shares
--------------------------------------------------------------------------------------------------------------------
                                                                     Year      Year      Year      Year      Year
                                                                     Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                 4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $11.51    $12.39    $12.40    $12.13    $10.79

Income From Investment Operations:
Net investment income                                                 0.21      0.30      0.42      0.39      0.23
Net realized and unrealized gain/(loss) on investments (b)           (0.73)    (0.86)        -      0.25      1.35
Total from investment operations                                     (0.52)    (0.56)     0.42      0.64      1.58

Less Distributions from:
Net investment income                                                (0.25)    (0.32)    (0.43)    (0.37)    (0.23)
Net realized gain on investments                                         -         -         -         -     (0.01)
Total Distributions                                                  (0.25)    (0.32)    (0.43)    (0.37)    (0.24)
Net asset value, end of period                                      $10.74    $11.51    $12.39    $12.40    $12.13
Total return (c)                                                     (4.45)%   (4.65)%    3.50%     5.33%    14.73%
Net assets, end of period (in millions)                             $107.8    $  3.7    $  3.4    $  3.0    $  2.3
Ratio of expenses to average net assets (d)                           0.56%     0.58%     0.59%     0.60%     0.88%
Ratio of net investment income to average net assets (d)              2.26%     2.60%     3.46%     3.25%     2.50%
Portfolio turnover rate                                               69%       76%       83%       65%       213%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                           0.57%     0.62%     0.63%     0.64%     0.88%
Ratio of net investment income to average net assets (d)              2.25%     2.56%     3.43%     3.20%     2.50%

The AAL High Yield Bond Fund                                                  Institutional Class Shares
--------------------------------------------------------------------------------------------------------------------
                                                                     Year      Year      Year      Year      Year
                                                                     Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                 4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 6.19    $ 6.76    $ 7.43    $ 8.91    $10.31

Income From Investment Operations:
Net investment income                                                 0.51      0.56      0.65      0.89      0.93
Net realized and unrealized gain/(loss) on investments (b)            0.09     (0.57)    (0.67)    (1.48)    (1.34)
Total from investment operations                                      0.60     (0.01)    (0.02)    (0.59)    (0.41)

Less Distributions from:
Net investment income                                                (0.52)    (0.56)    (0.65)    (0.89)    (0.93)
Net realized gain on investments                                         -         -         -         -     (0.06)
Total Distributions                                                  (0.52)    (0.56)    (0.65)    (0.89)    (0.99)
Net asset value, end of period                                      $ 6.27    $ 6.19    $ 6.76    $ 7.43    $ 8.91
Total return (c)                                                     10.88%     0.05%    (0.34)%   (6.67)%   (3.85)%
Net assets, end of period (in millions)                             $  3.3    $  2.7    $  2.2    $  2.0    $  2.2
Ratio of expenses to average net assets (d)                          0.67%     0.68%     0.67%     0.53%     0.76%
Ratio of net investment income to average net assets (d)              8.98%     8.73%     9.34%    11.00%    10.34%
Portfolio turnover rate                                               103%      72%       106%      54%       55%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly or credits for directed brokerage transactions the ratios would have been:
Ratio of expenses to average net assets (d)                           0.67%     0.68%     0.67%     0.62%     0.76%
Ratio of net investment income to average net assets (d)              8.98%     8.73%     9.34%    10.92%    10.34%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Municipal Bond Fund                                                         Institutional Class Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                           Year      Year      Year      Year      Year
                                                                           Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $11.20    $10.95    $10.45    $11.47    $11.40

Income From Investment Operations:
Net investment income                                                       0.54      0.57      0.58      0.57      0.55
Net realized and unrealized gain/(loss) on investments (b)                  0.32      0.25      0.50     (1.01)     0.25
Total from investment operations                                            0.86      0.82      1.08     (0.44)     0.80

Less Distributions from:
Net investment income                                                      (0.54)    (0.57)    (0.58)    (0.57)    (0.55)
Net realized gain on investments                                               -         -         -     (0.01)    (0.18)
Total Distributions                                                        (0.54)    (0.57)    (0.58)    (0.58)    (0.73)
Net asset value, end of period                                            $11.52    $11.20    $10.95    $10.45    $11.47
Total return (c)                                                            7.81%     7.61%    10.56%    (3.78)%    7.09%
Net assets, end of period (in millions)                                   $  3.4    $  5.3    $  2.5    $  0.5    $  0.6
Ratio of expenses to average net assets (d)                                 0.48%     0.46%     0.42%     0.47%     0.51%
Ratio of net investment income to average net assets (d)                    4.72%     5.08%     5.37%     5.32%     4.78%
Portfolio turnover rate                                                     18%       65%      110%       210%      95%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                 0.48%     0.51%     0.50%     0.52%     0.51%
Ratio of net investment income to average net assets (d)                    4.72%     5.03%     5.29%     5.27%     4.78%

The AAL Bond Fund                                                                   Institutional Class Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                           Year      Year      Year      Year      Year
                                                                           Ended     Ended     Ended     Ended     Ended
For a share outstanding throughout each period (a)                       4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 9.82    $ 9.80    $ 9.32    $ 9.92    $ 9.99

Income From Investment Operations:
Net investment income                                                       0.46      0.60      0.66      0.62      0.57
Net realized and unrealized gain/(loss) on investments (b)                  0.52      0.02      0.48     (0.60)    (0.07)
Total from investment operations                                            0.98      0.62      1.14      0.02      0.50

Less Distributions from:
Net investment income                                                      (0.49)    (0.60)    (0.66)    (0.62)    (0.57)
Net asset value, end of period                                            $10.31    $ 9.82    $ 9.80    $ 9.32    $ 9.92
Total return (c)                                                           10.20%     6.42%    12.55%     0.30%     5.02%
Net assets, end of period (in millions)                                   $ 29.2    $ 22.9    $ 55.6    $ 47.9    $ 44.7
Ratio of expenses to average net assets (d)                                 0.47%     0.39%     0.39%     0.43%     0.54%
Ratio of net investment income to average net assets (d)                    4.57%     5.93%     6.79%     6.55%     5.63%
Portfolio turnover rate                                                    149%      160%      172%       163%     573%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                 0.48%     0.46%     0.49%     0.50%     0.54%
Ratio of net investment income to average net assets (d)                    4.56%     5.86%     6.69%     6.47%     5.63%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.

The AAL Bond Index Fund                                                                  Institutional Shares
------------------------------------------------------------------------------------------------------------------------------
                                                                           Year      Year      Year
                                                                           Ended     Ended     Ended   Period Ended
For a share outstanding throughout each period (a)                       4/30/2003 4/30/2002 4/30/2001 4/30/2000 (e)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $10.48    $10.47    $ 9.95      $10.00

Income From Investment Operations:
Net investment income                                                       0.50      0.59      0.69        0.22
Net realized and unrealized gain/(loss) on investments (b)                  0.56      0.16      0.52       (0.05)
Total from investment operations                                            1.06      0.75      1.21        0.17

Less Distributions from:
Net investment income                                                      (0.58)    (0.64)    (0.69)      (0.22)
Net realized gain on investments                                               -     (0.10)        -           -
Total Distributions                                                        (0.58)    (0.74)    (0.69)      (0.22)
Net asset value, end of period                                            $10.96    $10.48    $10.47      $ 9.95
Total return (c)                                                           10.35%     7.36%    12.50%       1.72%
Net assets, end of period (in millions)                                   $ 81.0    $ 58.9    $ 18.6      $ 11.1
Ratio of expenses to average net assets (d)                                 0.23%     0.20%     0.20%       0.20%
Ratio of net investment income to average net assets (d)                    4.65%     5.47%     6.66%       6.85%
Portfolio turnover rate                                                     90%       92%       51%         52%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                 0.31%     0.53%     0.98%       1.04%
Ratio of net investment income to average net assets (d)                    4.57%     5.14%     5.88%       6.02%

The AAL Money Market Fund                                                             Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------
                                                                           Year      Year      Year        Year        Year
                                                                           Ended     Ended     Ended       Ended       Ended
For a share outstanding throughout each period (a)                       4/30/2003 4/30/2002 4/30/2001   4/30/2000   4/30/1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00

Income From Investment Operations:
Net investment income                                                       0.01      0.03      0.06        0.05        0.05

Less Distributions from:
Net investment income                                                      (0.01)    (0.03)    (0.06)      (0.05)      (0.05)
Net asset value, end of period                                            $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00
Total return (f)                                                            1.17%     2.54%     6.07%       5.36%       4.99%
Net assets, end of period (in millions)                                   $ 91.4    $117.8    $ 25.3      $ 12.8      $ 17.9
Ratio of expenses to average net assets (d)                                 0.48%     0.46%     0.43%       0.31%       0.49%
Ratio of net investment income to average net assets (d)                    1.18%     2.45%     5.86%       5.18%       4.76%
Portfolio turnover rate                                                     N/A       N/A       N/A         N/A         N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d)                                 0.53%     0.54%     0.56%       0.57%       0.72%
Ratio of net investment income to average net assets (d)                    1.13%     2.37%     5.73%       4.92%       4.53%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Computed on an annualized basis for periods less than one year.
(e)Since Fund Inception, December 31, 1999.
(f)Total investment return assumes dividend reinvestment.

[Back cover page]

THE AAL MUTUAL FUNDS

By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail:
 The AAL Mutual Funds
 P.O. Box 9679
 Providence, RI 02940-9679

By Express Mail:
 The AAL Mutual Funds
 4400 Computer Drive
 Westborough, MA 01581

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-
annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year.
You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the
Public Reference Room of the Securities and Exchange Commission in Washington,
DC.  You may get more information about the Public Reference Room by calling
1-800-SEC-0330.  You also may get information about the Funds on the EDGAR database at the SEC Website (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference
Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

1940 Act File No. 811-5075

                             THE AAL MUTUAL FUNDS
                                  PROSPECTUS

         THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUND, SERIES 2006

                                 JUNE 27, 2003

The AAL U.S. Government Zero Coupon Target Fund, Series 2006 (the "Fund")
invests primarily in zero coupon bonds. The Fund is designed for investors seeking high future returns from U.S. government securities with a reasonable assurance of receiving a targeted dollar amount, predictable at the time of investment, on a specific maturity date. The Fund matures on November 15, 2006.

Please Note
The Fund closed sales to new shareholders and to existing shareholders for additional purchases effective May 31, 1993. Existing shareholders may purchase additional shares by reinvesting dividends and capital gains, if any, received on their existing accounts at net asset value. Although the Fund does not intend to do so, it may open sales in the future.

These securities have not been approved or disapproved by the Securities and
Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

                                                                 PAGE

          Risk/Return Summary...................................    4
              Investment Objective..............................    4
              Principal Investment Strategy.....................    4
              Principal Risk....................................    4
              Risk/Performance..................................    4
              Fees and Expenses.................................    4

          Investment Objectives, Principal Investment Strategies

Risk/Return Summary
--------------------------------------------------------------------------------

Investment Objective

The Fund seeks high, relatively predictable investment returns from U.S.
government securities over selected periods of time, assuming investors reinvest the dividends and capital gains distributed by the Fund.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in a variety of U.S.
government zero coupon securities.

Principal Risk

The Fund's primary investment risk is interest rate risk. Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the
Fund as a whole. During periods of higher interest rates, the value of the bonds in the portfolio will tend to fall. Zero coupon bonds tend to fluctuate in value to a greater degree than bonds with fixed coupons. The Fund cannot assure that you will be able to sell your shares for more than you paid for them. You could lose money investing in the Fund.

Risk/Performance

The following bar chart and table illustrate the Fund's risks and performances.
The chart shows changes in the total returns from calendar year to calendar year and the table compares the average annual returns for one, five and ten calendar year periods since inception to those of a broad market index for the same periods. Please note that the past performance indicated in the chart and table do not necessarily indicate future performance for the Fund.

The chart below shows the Fund's calendar year total returns.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1993    1994     1995    1996    1997    1998    1999    2000   2001    2002
------  -------  ------  ------  ------  ------  ------  ------  -----  ------
22.78%  -11.47%  35.08%  -2.31%  11.93%  14.51%  -8.19%  15.73%  7.52%  11.52%

The bar chart does not reflect the 4.75% maximum sales loads. If the chart reflected sales loads, returns would be less than those shown. The Fund's year-to-date return as of March 31, 2003 was 0.42%. During the period reflected in the bar chart, the best quarterly return was the second quarter of 1995:
13.14% and the worst quarterly return was the first quarter of 1994: -9.20%.

The table below compares the Fund's average annual total returns for the one, five and ten calendar year periods ended December 31, 2002, to those of the
Lehman Aggregate Bond Index. Performance reflects the payment of the 4.75%
maximum sales loads charged by the Fund on the purchase of new shares.
(Currently, the Fund is closed to new investors.)

                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2002)

                                    1-Year   5-Year   10-Year
Series 2006 (before taxes)           6.23%    6.80%     8.36%
 (after taxes on distributions)      3.80%    4.31%     5.47%
 (after taxes on distributions and
 redemptions)                        4.06%    4.27%     5.37%
-------------------------------------------------------------
Lehman Aggregate Bond Index*        10.46%    7.58%     7.24%
-------------------------------------------------------------

*The Lehman Aggregate Bond Index covers four major classes of fixed-income securities in the U.S.: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold the
Fund's shares:

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
(as percentage of offering price)                4.75%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management fees*                                 0.50%
------------------------------------------------------
Distribution (12b-1) fees*                       0.10%
------------------------------------------------------
Other expenses**                                 1.55%
------------------------------------------------------
Total Fund operating expenses**                  2.15%
------------------------------------------------------

* Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), the Fund's
  adviser and distributor, voluntarily waives the management and distribution
  (12b-1) fees. Although Thrivent Investment Mgt. has no intention to do so, these reimbursements are voluntary and Thrivent Investment Mgt. may reinstate these fees in the future.
**Thrivent Investment Mgt. will pay all expenses of the Fund in excess of
  1.00%. After giving effect to these voluntary expense reimbursements, the total Fund operating expenses were 1.00%. Thrivent Investment Mgt. makes monthly expense reimbursements to the Fund based on yearly projections.
  Sometimes these forecasted monthly expense reimbursements are larger than the actual expense reimbursements required, resulting in lower total Fund operating expenses.

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $683  $1,116  $1,574   $2,840
                        -------------------------------

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

Investment Objectives, Principal Investment Strategies and Related Risks
--------------------------------------------------------------------------------

Investment Objective

The Fund has an objective of providing a high investment return over selected periods of time, consistent with investment in U.S. government securities. The series matures on a specified target date in 2006. On the target date, the Fund will convert its assets to cash and distribute the proceeds to shareholders.

The Fund seeks to return to investors a reasonably assured targeted dollar amount, predictable at the time of investment, on the specific target date in the future. To realize this return, you should plan to hold a Fund's shares until maturity and reinvest all dividends and distributions. However, the Fund cannot assure you that it will meet its investment objective.

Implementation of the Investment Objective
The Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. government zero coupon securities.
U.S. Government zero coupon securities include: U.S. Treasury notes and bonds, and U.S. Treasury Bills that have no coupons and are not entitled to income.

The Fund invests at least 50% of its assets in zero coupon U.S. government securities maturing within two years of the Fund's target date. However, the
Fund expects that under normal circumstances it will invest a much greater amount than 50%. The Fund may invest up to 20% in interest-paying U.S. Treasury notes and bonds and in repurchase agreements on interest paying U.S. Treasury notes and bonds. These interest-paying securities provide income for expenses, redemption payments and cash dividends of the Fund.

What Are Zero Coupon Securities?
Zero coupon securities are non-interest (non-cash) paying debt obligations that are payable in full (principal or par amount) at maturity. These securities include U.S. Treasury notes and bonds that do not have coupons and do not pay cash income, U.S. Treasury bills, individual interest coupons that trade separately and evidences of receipt of such securities. Unlike Treasury securities with coupons attached that generate periodic interest payments to the holders, zero coupon securities pay no cash income until their maturity date. Zero coupon securities are purchased at a substantial discount from their value at their maturity date. The discount is amortized over the life of the zero coupon security. When a zero coupon security is held to maturity, the entire return comes from the difference between the purchase price and the maturity value. Because this difference is known at the time of purchase, investors holding zero coupon securities until maturity know the amount of their investment return at the time of their investment.

Why Invest in Zero Coupon Securities?
You invest in zero coupon securities because you can predict the return (dollar amount) you will receive at maturity. An investment in zero coupon securities enables you to plan to meet future financial goals, such as your retirement;
future anticipated expenses such as college education of children or grandchildren; or the purchase of a home.

Due to the nature of zero coupon securities, the Fund can estimate daily a targeted dollar amount per share the Fund will receive on the target date. The difference between the targeted amount and the net asset value per share at the time of purchase is the projected return and is called anticipated growth.
Anticipated growth will consist primarily of the estimated accretion
(accumulation) of discount on the zero coupon securities in the Fund, and to a much lesser degree, of projected cash flow in income-producing securities in excess of estimated expenses.

On each business day, the Fund calculates its anticipated growth rate. This growth rate is the annualized growth rate investors can expect from the time they purchase the Fund's share until the Fund's target date. The Fund cannot guarantee this growth rate because it involves certain assumptions about variable factors such as reinvestment of dividends and distributions, the expense ratio and composition of the Fund's portfolio.

Quality
The Treasury obligations in which the Fund invests are backed by the full faith and credit of the U.S. government. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System with respect to such securities.

Risks
Interest Rate Risk. Interest rate risk is the risk that a rise in the level of interest rates will reduce the market value (price) of securities held, particularly bonds, in the Fund's portfolio. Typically, a bond pays a fixed rate of interest (called the "coupon"). When interest rates rise in the economy the value of the coupon (the amount received on the bond periodically) falls in comparison. As a result, the price of the bond declines. The price of zero coupon bonds tends to fall even more dramatically because they do not pay periodic coupons. Zero coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of interest.

Because the Fund  invests  primarily  in zero coupon  securities,  the net asset value per share may fluctuate substantially prior to the maturity date. Although investors  may  redeem  shares  on  any  business  day  at net  asset  value,  a shareholder  who  redeems  prior to  maturity  may  experience  a  significantly different  investment  return  than was  anticipated  at the  time of  purchase.
Redemptions  prior to maturity may result in capital gains or losses,  which may be substantial.

Longer-term bonds are more sensitive to interest rate changes than shorter-term bonds, reflecting the greater risk of holding these bonds for a longer period of time. As the Fund moves toward its maturity date, the variability in the price of the securities in its portfolio should decline. The main risk is when you do not hold zero coupon securities until maturity. Because zero coupon securities do not make periodic interest payments, their market values decline more dramatically when interest rates rise than the value of bonds that pays interest (coupon) on a current basis. The market value of zero coupon bonds also rises more dramatically than that of other bonds as interest rates fall.

To obtain the predicted return and reduce your exposure to the price volatility caused by changing interest rates, you should plan to hold the Fund's shares until maturity. You also should elect automatic reinvestment of dividends and distributions. If you hold shares to maturity and reinvest dividends and distributions, you should experience a return consisting primarily of the accretion (or accumulation) of discount on the underlying securities in the
Fund. The Fund, however, may invest up to 20% of its portfolio in interest paying U.S. government securities. As a result, the Fund cannot guarantee your total return, even if all shares are held until maturity and you have reinvested all dividends and distributions.

Reinvestment Risk. A portion of the total realized return from traditional interest-paying bonds comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying bonds at the time of the original purchase, the investment's total return is uncertain even for investors holding the security until maturity. This uncertainty is commonly referred to as reinvestment risk, and it can have a significant impact on total realized investment return. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon security to maturity.

The Fund may invest up to 20% of its assets in interest paying U.S. government securities and repurchase agreements on such securities. As a result, the Fund will have some reinvestment risk. To reduce this risk, the Fund must invest at least half the market value of its net assets in zero coupon securities maturing within two years of the Fund's target date.

Portfolio Turnover. Because the Fund's objective is to return a reasonably predictable return at maturity by purchasing predominantly zero coupon bonds, it should not have a high rate of turnover. Therefore, the Fund should not experience the higher transactional and potential tax consequences of frequent buying and selling of securities in its portfolio.

Management, Organization and Capital Structure
--------------------------------------------------------------------------------

Investment Adviser
Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth
Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for the Fund. Thrivent Investment Mgt. and its affiliates have been in the investment advisory business since 1970 and managed approximately $57.3 billion in assets as of March 31, 2003, including approximately $10.1 billion in mutual fund assets.

Pursuant to an investment advisory agreement with The AAL Mutual Funds,
Thrivent Investment Mgt. manages the investment and reinvestment of the Fund's assets, provides the Fund with personnel, facilities and administrative services, and supervises the Fund's daily business affairs, all subject to the supervision of The AAL Mutual Funds' Board of Trustees. Thrivent Investment
Mgt. formulates and implements a continuous investment program for the Fund consistent with the Fund's investment objectives, policies and restrictions.

Advisory Fee
The Adviser receives an investment advisory fee computed separately and paid monthly for the Fund at the annual rate of 0.50 of 1% of the Fund's average daily net assets. At this time, the Adviser voluntary reimburses the Fund's advisory fee.

Portfolio Manager
Alan D. Onstad has served as portfolio manager of the Fund since July 1, 2000.
He has also served as a portfolio manager of The AAL Balanced Fund and The AAL
Bond Fund since 1999. Mr. Onstad also has also served as a portfolio manager of the following series of affiliated mutual fund groups: the Lutheran Brotherhood
Income Fund since 2002 and the Income Portfolio since 2002. Mr. Onstad has served as a portfolio manager with Thrivent Investment Mgt. since 1995.

Shareholder Information
--------------------------------------------------------------------------------

Sales of The AAL U.S. Government Zero Coupon Target Fund, Series 2006 were closed to new shareholders and to additional purchases of shares by existing shareholders effective May 31, 1993. Purchases of shares by reinvestment of dividends and capital gains, if any, in existing shareholder accounts will continue to be allowed and will be at net asset values. Although there is no intent to do so, sales of the Fund could be reopened in the future.

Pricing of Fund's Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV").
Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m.
Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas. The price at which you purchase or redeem shares of the Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

To determine the NAV, the Fund values its securities at current market value using readily available market quotations. The Fund values securities that do not have readily available market quotations at fair value as determined in good faith by or under the direction of The AAL Mutual Funds' Board of
Trustees. The Fund may use pricing services as approved by the Board of
Trustees to determine the net asset value of their securities.

The price at which you purchase or redeem shares of the Fund is based on the
NAV as next determined after the Fund has received your payment or your redemption request.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The AAL Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Changes to Your Account

After opening your AAL Mutual Fund account, you may wish to make changes to your account. Certain types of changes, such as moving to a new address or getting a new telephone number, do not have any other effect on an account. Any feature such as telephone exchange or participation in an automatic investment plan would continue uninterrupted. Other changes, such as exchanging from one
Fund to another or transferring shares from a regular account to an IRA or adding a joint owner, will affect your account options because a new account is actually created. Account options such as an automatic investment plan are discontinued unless additional action is taken. These changes may require additional instructions and specific forms. If you are not sure whether a change affects your account, please contact your local Thrivent Investment Mgt.
representative or the Investment Interaction Center (Interaction Center) at
(800) 847-4836. When making these types of changes, please contact your local
Thrivent Investment Mgt. representative or the Interaction Center.

How to Redeem (Sell) Shares

Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date.
Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.

Redemption by Mail
Shareholders of the Fund may have their shares redeemed at any time at the net asset value per share next determined after a written request and all additional documents, if required, are received in proper form by the Fund's transfer agent.

The Fund bases payment for shares presented for redemption at a Fund's net asset value next computed after a request is received in proper form by the transfer agent. Shareholders earn income and receive dividends paid on the Fund through the date of redemption. The Fund will mail payment proceeds within seven days following receipt of all required documents. The Fund may postpone payment or suspend the right of redemption in unusual circumstances.

You may redeem shares of the Fund by mail, by sending a written request for redemption to:

   The AAL Mutual Funds
   P. O. Box 9679
   Providence, RI 02940-9679

In your redemption request, you must include your shareholder account number and specify  the  dollar or share  amount  you wish to  redeem.  You,  and any other persons  registered as  shareholders  on the account,  must sign your redemption request. You must sign the request exactly as the account is registered.  If you wish to redeem  shares  with a value in excess of  $100,000,  you must have your signature(s)  guaranteed.  The transfer agent will accept  signature  guarantees from all institutions  that are eligible to provide  signature  guarantees under federal  or  state  law,  provided  that the  individual  giving  the  signature guarantee  is  authorized  to do so.  Institutions  that usually are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan institutions and credit unions.  Please note that a signature  guarantee  is not the same as a notarized signature.  If  shares  are held in the name of a  corporation,  trust,  estate, custodianship,  guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates,  additional documentation may be necessary. If you wish to redeem an IRA or other retirement plan you must indicate on the redemption  request  whether or not federal income tax should be withheld.  Redemption  requests  that fail to indicate  an election  not to have federal tax withheld will be subject to withholding.

Telephone Redemptions
The privilege to redeem shares by telephone is automatically extended to all accounts, unless the option is specifically declined. If you do not want the telephone redemption option, please call the Interaction Center at (800)
847-4836. By accepting this privilege, you assume some risks for unauthorized transaction. Once a telephone request has been made, it cannot be canceled or modified (see Telephone Transactions). Thrivent Investment Mgt. has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized designations and supplying transaction verification information.

Telephone Redemptions and Checks Mailed
The following conditions apply to telephone redemptions described above:

o Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
o There has been no change of address in the preceding 60 days;
o The request is for $100,000 or less;
o Some retirement plan accounts are not eligible; and
o Shares to be redeemed cannot be in certificate form.

Telephone Redemptions by Bank Wire
o Existing shareholders must send The AAL Mutual Funds Application or Account
  Change Request with the appropriate section completed prior to exercising the privilege of wire redemption to:

   The AAL Mutual Funds
   P.O. Box 9679
   Providence, RI 02940-9679

o Wire redemptions can be made for any amount;
o A fee is assessed for redemptions by wire; and
o Requests received in good order before the close of the NYSE (usually 3:00
  p.m. Central time) receive that day's price.

If an account has multiple owners, Thrivent Investment Mgt. may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Involuntary Redemption
Because all account owners share the high cost of maintaining accounts with low balances, the Fund reserves the right to involuntarily redeem a shareholder's account, other than a retirement plan account, at any time the value of the account falls below $250 as a result of redemption. Shareholders will be notified in writing of any planned involuntary redemptions and will be allowed
60 days to increase the account balance above the stated minimum before the redemption is processed.

Exchange Privilege

Exchanges by Mail
Shares of the Fund held for at least 10 days may be exchanged for shares of any other AAL Mutual Fund (Class A shares only) with the same registration, without additional sales charge, at the net asset value per share next computed after receipt of a written exchange request in proper form by the transfer agent. In addition, you may exchange Class A shares of the Fund for Class A shares of The
Lutheran Brotherhood Family of Funds.

An exchange constitutes a redemption of the shares of one mutual fund and the purchase of shares of another. Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Therefore, a shareholder who exchanges shares of the Fund prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase. Shareholders interested in exchanging shares should contact the Interaction Center at (800) 847-4836, or their Thrivent Investment Mgt. representative for a current prospectus prior to making an exchange.

Shareholders of the Fund may only exchange into such other Funds as are legally available for sale in any state. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

Exchanges are sales for tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged.

An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund reserves the right to terminate the exchange privilege of any shareholder who makes more than twelve exchanges in a year. Further, the Fund reserves the right to modify or terminate the exchange privilege at any time with respect to the Fund, if the Fund's Trustees determine that continuing the privilege may be detrimental to shareholders.

Telephone  Transactions
You can sell or exchange shares by phone. By doing so, you assume some risks for unauthorized  transactions.  Thrivent Investment Mgt. has implemented procedures designed to reasonably  assure that telephone  instructions  are genuine.  These procedures include recording telephone conversations, requesting verification of various pieces of personal  information,  restricting  transmittal of redemption
proceeds  to  pre-authorized  designations,   and  supplying  transaction/taping
identification numbers and/or symbols. Please note, however, that The AAL Mutual
Funds,  Thrivent  Investment  Mgt., the custodian,  the transfer agent or any of their  employees  will not be liable for losses  suffered by a shareholder  that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures.

Exchanges by Telephone
Telephone exchanges (transactions in which the registration does not change)
are subject to the requirements described above, and additional requirements as follows.

Shareholders may exchange shares for which certificates have not been issued by telephoning the Interaction Center at (800) 847-4836. Telephone exchange requests received prior to the close of the NYSE (usually 3:00 p.m. Central
Time) will be made at the net asset value per share next determined that day.

Telephone exchanges will be permitted only if the shareholder elects the telephone exchange option on the initial purchase application, or requests the telephone exchange privilege in a subsequent written request, signed by all registered owners, with all signatures guaranteed.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.
The Fund reserves the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Dividends, Distributions and Taxes

As with all funds distributing taxable income, you as a tax-paying investor will be subject to income taxes on all dividends and distributions. You will be subject to taxes on all dividends and distributions whether you elect to take them in cash or have them reinvested.

The Fund intends to distribute in December and, if necessary, at such other times as the Fund may determine, its net investment income and any net realized capital gains resulting from investment activity. Any dividend (including a capital gains dividend) declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Cumulative statements showing all activity in the account for the prior year will be mailed annually to all shareholders.

All income and capital gains distributions are reinvested in full and fractional shares of the Fund at net asset value, without sales charges, on a payment date unless a shareholder has requested payment in cash on the shareholder application or by separate written request. A shareholder's projected return at maturity assumes the reinvestment of all income and capital gains distributions. If a shareholder elects to receive these distributions in cash, the return at maturity will be substantially less than was anticipated at the time of purchase. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code") and to take all other action required so that no federal income tax will be payable by the Fund itself. The Fund will be treated as a separate regulated investment company under the Code. Shareholders are provided annually with full information on income and capital gains distributions for tax purposes. Shareholders should consult their tax advisers regarding the applicability of state and local taxes to dividends and distributions.

Under federal income tax laws, a portion of the difference between the purchase price of zero coupon securities and their face value is considered to be income to the Fund each year, even though the Fund will not in each year receive cash interest payments from these securities. The Fund must distribute substantially all its net investment income each year, including the imputed income (the accrued interest for that year from the discount on purchases) from their zero coupon investments. Because of its imputed income, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash interest the Fund actually received. Such distributions may come from cash assets or from liquidating some portfolio securities. If securities are liquidated, the Fund may realize a gain or loss from the sale. As with all funds distributing taxable income, tax-paying investors in the Fund will be subject to income taxes on income and capital gain distributions whether they elect to take them in cash or have them reinvested.

If the Fund holds zero coupon bonds until maturity, they should not realize capital gains on these securities. However, if a Fund has to sell zero coupon securities to meet redemptions prior to their maturity (and the target date of the Fund) the value the Fund receives for the securities sold may reflect a premium over the principal and interest. This may happen particularly when interest rates are lower at the time of redemption. As a result, redemptions of shares prior to the target date may result in greater capital gains to the
Fund, which would be distributed to the shareholders, than would otherwise have been realized. Capital gains distributed to shareholders result in a taxable event in the year of distribution.

Other Tax Information

The Fund is required by federal law to withhold 28% of reportable payments
(which include dividends, capital gain distributions and redemption proceeds)
paid to certain shareholders who have not properly certified that the Social
Security or other taxpayer identification number provided by the shareholder is correct and that he or she is not otherwise subject to backup withholding. The
Fund's shareholder application includes the required certification.

No attempt is made herein to provide information as to state and local tax consequences of ownership of shares of the Fund. Investors should consult their personal tax adviser to determine the consequences of state and local taxes.

Distribution Arrangements
--------------------------------------------------------------------------------

The Fund closed sales to new shareholders and to existing shareholders for additional purchases effective May 31, 1993. Existing shareholders may purchase additional shares by reinvesting dividends and capital gains, if any, received on their existing accounts at net asset value. Although the Fund does not intend to do so, it may open sales in the future.

In addition to the sales charge deducted at the time of purchase, the Fund is authorized under a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. The
Plan permits payments to be made by the Fund to the distributor to reimburse it for expenditures incurred by it in connection with the distribution of the
Fund's shares to investors. These payments include, but are not limited to, the payment of compensation to selling representatives, advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan, and performing other promotional or advertising activities on behalf of the Fund. Plan payments may also be made to reimburse the distributor for its overhead expenses related to distribution of the Fund's shares. No reimbursement may be made under the Plan for expenses of past fiscal years or in contemplation of expenses for future fiscal years.
Under the Plan, the payments may not exceed an amount computed at an annual rate of 0.10 of 1% of the average daily net assets of the Fund. The Plan is subject to review and annual approval by the Board of Trustees.

Because the Fund's shares are no longer being sold, the distributor is waiving its distribution (12b-1) fees under the distribution plan. The distributor will not reinstate the receipt of such fees as long as the Fund remains closed to new sales.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand The AAL U.S.
Government Zero Coupon Target Fund, Series 2006 performance for the past 5 years. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report. You may obtain an annual report free by calling the Interaction Center at (800) 847-4836.

Target Series 2006
-----------------------------------------------------------------------------------------------------------------------------
                                                                              Year      Year      Year      Year      Year
                                                                              Ended     Ended     Ended     Ended     Ended
Per Share Information (a)                                                   4/30/2003 4/30/2002 4/30/2001 4/30/2000 4/30/1999
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                         $12.17    $12.22    $11.27    $12.39    $12.13

Income from Investment Operations
Net investment income                                                          0.73      0.71      0.72      0.72      0.71
Net realized and unrealized gain/(loss) on investments (b)                     0.63      0.07      1.00     (1.02)     0.36
Total from Investment Operations                                               1.36      0.78      1.72     (0.30)     1.07

Less Distributions from:
Net investment income                                                         (0.73)    (0.71)    (0.72)    (0.72)    (0.71)
Net realized gain on investments                                              (0.17)    (0.12)    (0.05)    (0.10)    (0.10)
Total Distributions                                                           (0.90)    (0.83)    (0.77)    (0.82)    (0.81)

Net asset value, end of period                                               $12.63    $12.17    $12.22    $11.27    $12.39
Total return (c)                                                              11.28%     6.53%    15.28%    (2.29)%    8.69%
Net assets, end of period (in thousands)                                     $1,579    $1,565    $1,612    $1,467    $1,575
Ratio of expenses to average net assets                                        0.91%     1.00%     0.99%     0.98%     0.97%
Ratio of net investment income to average net assets                           5.73%     5.80%     6.02%     6.21%     5.51%
Portfolio turnover rate                                                       0.00%     0.00%     0.00%     0.00%     0.00%

If the adviser had not reimbursed expenses the ratios would have been:
Ratio of expenses to average net assets                                        1.55%     1.27%     1.07%     0.98%     0.97%
Ratio of investment income to average net assets                               5.09%     5.53%     5.95%     6.21%     5.51%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

[LOGO] Thrivent Investment Management/tm/

    625 Fourth Ave. S., Minneapolis, MN 55415
    www.thrivent.com . e-mail: mail@thrivent.com . (800) 847-4836

THE AAL Mutual Funds
--------------------------------------------------------------------------------
     By Telephone:                               By Mail:
      1-800-847-4836                             The AAL Mutual Funds
      press 1 to speak with a customer service   P.O. Box 9679
      representative or                          Providence, RI 02940-9679
      press 2 to use the Automated Service Line
     By Internet:                                By Express Mail:
         www.thrivent.com                         The AAL Mutual Funds
                                                  4400 Computer Dr.
                                                  Westborough, MA 01581

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.
Additional information about the Funds' investments is available in the Funds'
annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional
Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Funds (including the Statement of Additional
Information) at the Public Reference Room of the Securities and Exchange
Commission in Washington, DC. You may get more information about the Public
Reference Room by calling 1-800-SEC-0330. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by
sending an email to: publicinfo@sec.gov.

Investment Company Act File No. 811-5075

                                                 STATEMENT OF ADDITIONAL INFORMATION
                                                Class A and B and Institutional Shares
                                                         Dated June 27, 2003

                                                                 for

                                                         The AAL Mutual Funds
                                                       625 Fourth Avenue South
                                                     Minneapolis, Minnesota 55415
                                                  Telephone: 800 THRIVENT (847-4836)

This Statement of Additional Information ("SAI") is not a prospectus. It provides additional information on the securities offered in the Prospectuses for The AAL Mutual Funds, dated June 27, 2003 (Class A and B shares Prospectus and the Institutional shares
Prospectus). You should read this SAI in conjunction with the Prospectuses, and any supplements thereto. You may obtain a Prospectus at no charge by writing or telephoning your Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") representative or The
AAL Mutual Funds at the above address and telephone number. The financial statements of each Fund and the independent accountant's report thereof, are incorporated by reference into this SAI from the Fund's Annual Report to Shareholders. (See Financial
Statements.)

                                                                         Page

HISTORY OF THE FUNDS
INVESTMENT STRATEGIES AND RISKS
MANAGEMENT OF THE FUNDS
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
BROKERAGE ALLOCATION AND OTHER PRACTICES
CAPITAL STOCK AND OTHER SECURITIES
PURCHASE, REDEMPTION, AND PRICING OF SHARES
TAXATION OF THE FUNDS
UNDERWRITERS
CALCULATION OF PERFORMANCE DATA
REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

HISTORY OF THE FUNDS

The AAL Mutual Funds (the "Trust" or the "Funds") was organized as a Massachusetts Business Trust on March 31, 1987, and is
registered as an open-end diversified management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust
commenced operations on July 16, 1987, and currently consists of twenty series (each a "Fund" and collectively, the "Funds"), including The AAL U.S. Government Zero Coupon Target Fund Series 2006, which is described in a separate SAI.

                                                             Class A                    Class B             Institutional Shares
Fund Name                                                 Inception Date            Inception Date             Inception Date
--------------------------------------------------------------------------------------------------------------------------------
The AAL Technology Stock Fund                                07/01/00                  07/01/00                   07/01/00
The AAL Aggressive Growth Fund                               07/01/00                  07/01/00                   07/01/00
The AAL Small Cap Stock Fund                                 07/01/96                  01/08/97                   12/29/97
The AAL Small Cap Index Fund II                              07/01/00                  07/01/00                      N/A
The AAL Small Cap Value Fund                                 07/17/01                  07/17/01                   07/17/01
The AAL Mid Cap Stock Fund                                   06/30/93                  01/08/97                   12/29/97
The AAL Mid Cap Index Fund                                     N/A                        N/A                     12/31/99
The AAL Mid Cap Index Fund II                                07/01/00                  07/01/00                      N/A
The AAL International Fund                                   08/01/95                  01/08/97                   12/29/97
The AAL Capital Growth Fund                                  07/16/87                  01/08/97                   12/29/97
The AAL Large Company Index Fund                               N/A                        N/A                     12/31/99
The AAL Large Company Index Fund II                          07/01/00                  07/01/00                      N/A
The AAL Equity Income Fund                                   03/18/94                  01/08/97                   12/29/97
The AAL Balanced Fund                                        12/29/97                  12/29/97                   12/29/97
The AAL High Yield Bond Fund                                 01/08/97                  01/08/97                   12/29/97
The AAL Municipal Bond Fund                                  07/16/87                  01/08/97                   12/29/97
The AAL Bond Fund                                            07/16/87                  01/08/97                   12/29/97
The AAL Bond Index Fund                                        N/A                        N/A                     12/31/99
The AAL Money Market Fund                                    03/10/88                  01/08/97                   12/29/97

The Institutional Shares are offered at net asset value and have no annual 12b-1 fees or charges.

Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

Organization and Description of Shares

The AAL Mutual Funds or Trust is a diversified open-end management investment company registered under the Investment Company Act of
1940. Each of the Funds is a separate series of a Massachusetts Business Trust organized under a Declaration of Trust dated March
31, 1987. The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. A vote of shareholders or the Board of Trustees may amend the Declaration of Trust. The Trust may issue an unlimited number of shares in one or more series as the Board of Trustees may authorize. Currently, the Board has authorized twenty series. One Prospectus describes
Class A and Class B shares. Institutional class shares for sixteen series of the Trust are described in a separate Prospectus.

Each Fund's classes of shares represent interests in the assets of the Fund and have identical dividend, liquidation and other rights. The separate share classes have the same terms and conditions, except each Class A and Class B share bears separate distribution and shareholder servicing expenses. At the Trustees' discretion, each class may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if each class incurs the expenses in different amounts, or if a class receives services of a different kind or to a different degree than the other class. The Funds allocate all other expenses to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.

Class A and B shares and Institutional shares have identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders relating solely to the class. In addition, Class A and Class B shares and Institutional shares have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of the other class. Class A and Class B shares have exclusive voting rights on matters involving the 12b-1 Distribution Plan as applied to that class. Matters submitted to shareholder vote must be approved by each Fund separately except:

1.  when required otherwise by the 1940 Act; or
2.  when the Trustees determine that the matter does not affect all Funds; then, only the shareholders of the affected Funds may vote.

Shares are freely transferable, entitled to dividends declared by the Trustees, and receive the assets of their respective Fund in the event of liquidation. The Trust generally holds annual shareholder meetings only when required by law or at the written request of shareholders owning at least 10% of the Trust's outstanding shares. Shareholders may remove Trustees from office by votes cast in person or by proxy at a shareholder meeting.

At the request of shareholders holding 10% or more of the outstanding shares of the Fund, the Fund will hold a special meeting for the purpose of considering the removal of a Trustee(s) from office, and the Fund will cooperate with and assist shareholders of record who notify the Fund that they wish to communicate with other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the 1940 Act, as amended.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Funds include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.

INVESTMENT STRATEGIES AND RISKS

Each of the Funds is an open-end diversified management investment company. The following information supplements our discussion of the Funds' investment objectives, policies and strategies described in the Prospectus. In pursuing the Funds' objectives, the Funds invest as described below and employ the investment techniques described in the Prospectus and elsewhere in this SAI.

Investment Objectives

Except for The AAL Balanced and High Yield Bond Funds, each Fund's investment objective is a fundamental policy. As such, only a vote of a "majority of outstanding voting securities" can change a Fund's investment objective. A majority means the approval of the lesser of: (1) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.

Investment Restrictions

In addition to those policies noted in the Prospectus, each Fund must follow certain investment restrictions. We operate under the following investment restrictions. For any Fund, we may not:

1.  invest more than 5% of its net assets (or 5% of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds'
    total assets), taken at the value at the time of each investment, in the securities (including repurchase agreements) of any one issuer (for this purpose, the issuer(s) of a debt security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except that up to 25% of a
    Fund's net assets (or 25% of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) may be invested without regard to this limitation and provided that such restrictions shall not apply to obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof;

2.  purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but we may make margin deposits in connection with transactions in options, futures and options on futures for a Fund;

3.  make short sales of securities or maintain a short position, or write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, except for the described transactions in options, futures, options on futures and short sales against the box;

4.  make loans to other persons, except that we reserve freedom of action, consistent with a Fund's other investment policies and restrictions and as described in the Prospectus and this SAI, to: (a) invest in debt obligations, including those that are either publicly offered or of a type customarily purchased by institutional investors, even though the purchase of such debt obligations may be deemed the making of loans; (b) enter into repurchase agreements; and (c) lend portfolio securities, provided we may not loan securities for a Fund if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan); if at anytime the aggregate value of all securities loaned by a fund exceeds 33% of its total assets, we will take measures so as to come back into compliance with this 33% limitation within three business days, including the repayment and recall of securities loans;

5.  issue senior securities or borrow, except that we may borrow for a Fund in amounts not in excess of 10% of its net assets, taken at current value, and then only from banks as a temporary measure for extraordinary or emergency purposes (we will not borrow money for the Funds to increase income, but only to meet redemption requests that otherwise might require untimely dispositions of portfolio securities; interest paid on any such borrowing will reduce a Fund's net income);

6.  mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a
    Fund except as may be necessary in connection with and subject to the limits in restriction (5);

7.  underwrite any issue of securities, except to the extent that we purchases securities directly from an issuer thereof, in accord with a Fund's investment objectives and policies which may be deemed to be underwriting or to the extent that in connection with the disposition of portfolio securities we may be deemed an underwriter for the Fund under federal securities laws;

8.  purchase or sell real estate, or real estate limited partnership interests provided that we may invest in securities for a
    Fund secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

9.  purchase or sell commodities or commodity contracts, except that we may purchase or sell futures and options thereon for hedging purposes and to enhance returns for a Fund as described in this SAI;

10. invest 25% or more of a Fund's net assets (or 25% or more of The AAL Technology Stock, Aggressive Growth, Small Cap Stock,
    Small Cap Value, International, Balanced or High Yield Bond Funds' total assets), taken at current value at the time of each investment, in securities of non-governmental issuers whose principal business activities are in the same industry, except the U.S. government or any agency or instrumentality thereof;

11. invest in oil, gas or mineral related programs or leases except as may be included in the definition of public utilities, although we may invest in securities of enterprises engaged in oil, gas or mineral exploration for a Fund;

12. invest in repurchase agreements maturing in more than seven days or in other securities that are illiquid due to legal or contractual restrictions on resale if, as a result thereof, more than 10% of a Fund's net assets (15% for The AAL
    Aggressive Growth Fund), taken at current value at the time of such investment, would be invested in such securities; if at any time more than 10% of a Fund's net assets (15% in the case of The AAL Aggressive Growth Fund) should be invested in illiquid securities, we will take reasonable steps designed to bring the Fund back into compliance with this limitation, including orderly disposition of illiquid securities;

13. except for The AAL Technology Stock, Aggressive Growth and High Yield Bond Fund, invest in any security, if as a result, a
    Fund would have more than 5% of its net assets invested in securities of companies which, together with any predecessors, have been in continuous operation for less than three years;

14. purchase securities of other investment companies, if the purchase would cause more than 10% of the value of a Fund's net assets (or 10% of the value of The AAL Technology Stock, Aggressive Growth, Small Cap Stock, International, Balanced or
    High Yield Bond Funds' total assets), to be invested in investment company securities provided that: (a) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by a Fund or more than 5% of the value of a Fund's net assets
    (or 5% of the value of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) would be invested in such company; and (b) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation acquisition or reorganization; or

15. purchase more than 10% of the outstanding voting securities of an issuer or invest for the purpose of exercising control or management.

Each of the above restrictions (1) through (15), as well as each Fund's investment objective, except for The AAL Aggressive Growth,
Balanced and High Yield Bond Funds, is a fundamental policy.

Investment Techniques

We may use the following techniques described in the Prospectus and SAI in pursuing the Funds' investment objectives.

Temporary Defensive Positions

Except for the Index Funds, we have a temporary defensive position policy that allows us to invest up to 100% of a Fund's total assets in cash and short-term money market obligations, including tax-exempt money market funds and investment grade fixed-income securities when significant adverse market, economic, political or other circumstances require immediate action to avoid losses.
Primarily, we may purchase the following types of securities for temporary defensive purposes:

1.  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

2.  commercial paper rated at the time of purchase in the highest rating category by NRSRO's; and

3.  bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

For temporary defensive purposes we may invest up to 100% of The AAL International Fund's total assets in U.S. securities or in securities primarily traded in one or more foreign countries, or in debt securities to a greater extent than 20%. The AAL Index
Funds do not engage in defensive strategies.

Temporary defensive positions are generally inconsistent with the Funds' investment objectives and may temporarily cause a Fund not to achieve its objectives.

Lending Portfolio Securities

Subject to the fundamental investment restriction (4) listed under "Investment Restrictions," we may lend a Fund's portfolio securities to broker-dealers and financial institutions, such as banks and trust companies. As the adviser, we will monitor the creditworthiness of any firm with which a Fund engages in securities lending transactions. We would continuously secure the loan by collateral in cash or cash equivalents maintained (on a current basis) in an amount equal to or greater than the market value of the securities loaned. We would continue to receive the equivalent of the interest or dividends paid by the issuer to the Fund on the securities loaned. We would also receive any additional returns, such as a fixed fee or a percentage of the collateral. We would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.
Generally, we would not have the right to vote the Fund's loaned securities during the existence of the loan. However, we would call the loan to permit voting if, in our judgment, a material event requiring a shareholder vote would otherwise occur before the repayment date.

In the event of the borrower's default or bankruptcy, we could experience both delays in liquidating the loan collateral or recovering the loaned securities and any losses sustained by the Fund. For example, during the period when we would seek to enforce the Fund's rights to the loaned securities, the collateral's value could decline. We might receive subnormal levels of income or no income from the loaned securities. We also would incur the expense of enforcing the Fund's rights to the loaned securities.

Repurchase Agreements and Borrowing

Except for the Index Funds, we may earn income on available cash or for temporary defensive purposes, we may invest in repurchase agreements for the Funds. We must hold an amount of cash or government securities at least equal to the market value of the securities held pursuant to the agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, we may experience delays and expenses in liquidating the securities, declines in the securities' value and loss of interest for a Fund.
We maintain procedures for evaluating and monitoring the creditworthiness of firms with which we enter into repurchase agreements for the Funds. We may not invest more than 10% of a Fund's net assets in repurchase agreements maturing in more than seven days.
Under the 1940 Act, repurchase agreements are considered loans by the Fund. A reverse repurchase agreement would be considered a collateralized borrowing by the Fund.

We may borrow money, but only from banks and only for temporary or emergency purposes. We may not borrow more than 10% of a Fund's net assets and we must repay any amount we borrow for a Fund before we can buy additional securities.

When-Issued and Delayed Delivery Securities

We may purchase securities on a when-issued or delayed-delivery basis for a Fund. We may purchase on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, including when-issued securities with long-term issue dates of a year or more. However, we may sell such securities before the settlement date if we deem it advisable for investment reasons.

At the time of purchase we identify liquid assets having a value at least as great as the purchase price. We have the custodian hold these securities identified throughout the period of the obligation. Purchasing on a when-issued or delayed basis as we have described may increase the Fund's net asset value fluctuation or volatility.

Dollar Roll Transactions

Certain of the portfolios may enter into dollar roll transactions with respect to mortgage securities in which the portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price.  During the period between the sale and repurchase, the portfolios forgo principal and interest paid on the mortgage securities sold.  The portfolios are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments.  While the dollar roll transactions may result in higher transaction costs or higher taxes for the portfolios, the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

Illiquid and Restricted Securities

Except for The AAL Money Market Fund, we may hold up to 15% of a Fund's net assets in illiquid securities. We may hold up to 10% of
The AAL Money Market Fund's net assets in restricted and other illiquid securities. Illiquid securities are securities we believe cannot be sold within seven days in the normal course of business at approximately the amount at which we have valued or priced the securities for a Fund, including securities we acquired in private placements that have restrictions on their resale (restricted securities). We deem time deposits and repurchase agreements maturing in more than seven days illiquid.

Because an active market may not exist for illiquid securities, we may experience delays and additional cost when trying to sell illiquid securities. For more information on restricted and other illiquid securities regarding The AAL Money Market Fund, please refer to the SAI, "Privately Issued Securities: The AAL Money Market Fund." The Board of Trustees has established procedures for determining the liquidity of Fund securities and has delegated the day-to-day liquidity determinations to the adviser.

Subject to the limitations for illiquid investments stated above, we may purchase liquid restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 ("33 Act"), without regard to the 15% or 10% limitation. Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities not registered under the 33 Act.
Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for 144A securities and the ability to liquidate these investments to satisfy redemption orders. However, an insufficient number of qualified institutional buyers interested in purchasing certain Rule 144A securities held by a Fund could adversely affect their marketability, causing us to sell the securities at unfavorable prices.

Investment Grade and Medium Grade Bond Investments

We may purchase investment grade bonds for The AAL Aggressive Growth, International, Equity Income, Balanced, High Yield Bond,
Municipal Bond and Bond Funds. A debt or other fixed-income security is considered investment grade if it is rated investment grade by a NRSRO, such as BBB or better by Duff and Phelps Credit Rating Co. ("D&P") and Standard & Poor's ("S&P") or Baa or better by
Moody's. Securities rated in the fourth highest category, such as BBB by D&P or S&P or Baa by Moody's, are considered medium grade bonds and have more sensitivity to economic changes and speculative characteristics.

Rated Securities

If a NRSRO reduces or eliminates its rating of a Fund security, we do not have to sell the security. However, the investment adviser may consider such facts in determining whether we should continue to hold the security for the Fund. For The AAL Money Market Fund, we sell downgraded commercial paper to the extent required to comply with Rule 2a-7 under the 1940 Act.

At times a NRSRO changes its ratings for debt securities as a result of changes at the rating organization or in its rating system.
When this happens, we attempt to use comparable NRSRO ratings in reassessing investments for a Fund in accord with its investment policies.

Bond Ratings

Moody's Rating Scale Definitions
Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as
Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present that suggest susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered medium-grade obligations (i.e. they are neither highly protected nor poorly secured).
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over a long period of time may be small.

Caa: Bonds that are rated Caa have poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds that are rate C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Rating Scale Definitions

AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degrees.

A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated "BBB" has an adequate capacity to pay interest and repay principal. Whereas, it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CC, C , C: Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BBB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions likely will impair capacity or willingness to pay interest and repay principal. The "B" rating is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-"
rating.

CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC: The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C: The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating.
The "C" rating may be used to cover a situation in which a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating "CI" is reserved for income bonds on which no interest is paid.

D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that
S&P does not rate the particular type of obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major category.

Commercial Paper Ratings

Moody's Commercial Paper Ratings
Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations. Moody's employs the following three category designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

PRIME 1: Highest quality;

PRIME 2: Higher quality; and

PRIME 3: High quality.

S&P Commercial Paper Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

A: Issues assigned the highest rating category, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety.

A-1: The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+"
designation is applied to those issues rated "A-1" that possess extremely strong safety characteristics.

A-2: Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

Other Ratings

Moody's Municipal Note Ratings
MIG 1: This designation category denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation category denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3: This designation category denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's Ratings of the Demand Features On Variable Rate Demand Securities
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P Note Ratings
SP-1: Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2: Notes rated SP-2 have satisfactory capacity to pay principal and interest. Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment: (1) the amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note); (2) and the source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

S&P Ratings of the Demand Features on Variable Rate Demand Securities
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols (i.e., SP-1+/A-1+).

Convertible Bonds

Except for The AAL Money Market Funds, we may invest in convertible bonds, subject to any restrictions on the quality of bonds in which a Fund may invest. We also may retain any stocks received upon conversion that do not fall within the Fund's investment parameters to: (1) permit orderly disposition; (2) establish a long-term holding basis for Federal income tax purposes; or (3) seek capital growth.

Convertible bonds are often rated below investment grade or not rated because they fall below debt obligations and just above equities in order of preference or priority on the issuer's balance sheet. Hence, any Convertible bonds rated below investment grade are referred to as junk bonds. Any issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade debt.

Mortgage-Backed Securities

For The AAL Aggressive Growth, Balanced, High Yield Bond and Bond Funds, we may invest in mortgage-backed securities with amortizing payments consisting of both interest and principal and prepayment privileges (the ability to prepay the principal or a portion thereof without penalty). Mortgage-backed securities represent interest in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Various government, government-related and private organizations combine these mortgages for sale to investors (i.e., the Government National Mortgage Association ("GNMA") guarantees and issues mortgage-backed securities).

Mortgage-backed securities generally provide for a "pass through" of monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of the securities. The yield on these securities applies only to the unpaid principal balance. We reinvest the periodic payments of principal and interest and prepayments, if any, in securities at the prevailing market interest rates. The prevailing rates may be higher or lower than the rate on the original investment. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities tend to accelerate. Accordingly, any prepayments on mortgage-backed securities that we hold for a Fund reduce our ability to maintain positions in high-yielding, mortgage-backed securities and reinvest the principal at comparable yields for the Fund. If we buy any mortgage-backed securities for a Fund at a premium, the Fund receives prepayments, if any, at par or stated value, which lowers the return on the Fund.

High Yield Bond Market

We may invest in high risk, high yield bonds for The AAL Aggressive Growth, International, Equity Income and High Yield Bond Funds.
We normally invest at least 80% of The AAL High Yield Bond Fund's net assets (plus the amount of any borrowing for investment purposes) in such securities. As stated in the Prospectus, investing in high yield bonds involves market risk. The market for high yield bonds has existed for many years and has weathered downturns. In particular during the late 1980s and early 1990s, the high yield market experienced a significant downturn. Many corporations had dramatically increased their use of high yield bonds to fund highly leveraged acquisitions and restructuring. As a result, from 1989 to 1991, the percentage of lower-quality securities that defaulted rose significantly above previous default levels. After this period, default rates decreased.

We may invest in lower-rated asset and mortgage-backed securities for The AAL High Yield Bond Fund. These securities include interests in pools of lower-rated bonds, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities (the separate income or principal components). Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may have structures that makes their reaction to interest rates and other factors difficult to predict, causing high volatility in their market value. These bonds also carry prepayment risk. During periods of declining interest rates, prepayment of the loans and mortgages underlying these securities tends to accelerate. Investors tend to refinance their mortgages (pay the old mortgage off with a new mortgage at a lower rate) to lower payments. Accordingly, any prepayment on the existing securities we hold for the Fund reduces our ability to maintain positions in high-yielding, mortgage-backed securities and reinvest the principal at comparable yields.

Certain high yield bonds carry particular market risks. Zero coupon, deferred interest and payment-in-kind ("PIK") bonds issued at deep discounts may experience greater volatility in market value. Asset and mortgage-backed securities, including CMOs, in addition to greater volatility, may carry prepayment risks.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

For The AAL Aggressive Growth, Balanced, High Yield Bond and Bond Funds, we may invest in mortgage-backed securities, including CMOs and multi-class pass-through securities. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as "derivatives."

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as "tranche") has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes ("IOs") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes ("POs") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are "inverse floaters," which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

At any one time, we may not invest more than 7.5% of a Fund's net assets in IOs, POs, inverse floaters or accrual bonds individually or more than 15% in all such obligations combined.

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur substantial losses in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund's portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund's portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal
(including the accrued interest added to the principal amount) and interest at the stated rate.

Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO.
A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Structured Securities

We may invest in structured notes and/or preferred stocks for The AAL Aggressive Growth, International and High Yield Bond Funds.
The issuer of a structured security links the security's coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero.
Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

We may purchase variable rate master demand notes for The AAL Technology Stock, Aggressive Growth, Small Cap Stock, Small Cap Value,
Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The extent to which we can purchase these securities for The AAL Money Market Fund is subject to Rule 2a-7 under the Investment Company Act of 1940. These notes normally do not trade and there is no secondary market for the notes. However, we may demand payment of the principal for a Fund at any time. We limit our purchases of variable rate master demand notes for The
AAL Money Market Fund to those: (1) rated in one of the two highest rating categories by a NRSRO; or (2) that have been issued by an issuer that has received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. If an issuer of a variable rate master demand note defaulted on its payment obligation, we might not be able to dispose of the note for a Fund due to the absence of a secondary market. We might suffer a loss to the extent of the default for the Fund. We only invest in variable rate master demand notes when we deem them to involve minimal credit risk.

Standard & Poor's Depositary Receipts (SPDRs)

The Funds may invest in Standard & Poor's Depositary Receipts, commonly referred to as SPDRs, subject to the investment restrictions concerning investment in other mutual funds. A SPDR is a unit investment trust. In accordance with its Declaration of Trust, a SPDR is a pooled investment designed to closely track the price and yield performance of a specific index or group of securities; such as the S&P 500, the S&P MidCap 400 Index, the Nasdaq 100 or the S&P SmallCap 600 Index. Each SPDR trust portfolio holds corresponding shares in all the securities of a particular index. Each SPDR share represents an undivided ownership interest in that SPDR's trust portfolio. SPDR shares trade on a secondary market, the American Stock Exchange (AMEX). The Funds waive the underlying unit investment trust's advisory fees, so there is no duplication of fees. Any asset-based fee charged by the sponsor of the SPDR is reimbursed by the adviser so there is no additional cost to the Funds.

Portfolio Turnover Rates

The rate of portfolio  turnover in the Funds will not be a limiting  factor when  Thrivent  Investment  Mgt. or the  subadviser  deems changes in a Fund's portfolio  appropriate in view of its investment  objectives.  As a result, while a Fund will not purchase or sell securities  solely to achieve short term trading profits,  a Fund may sell portfolio  securities  without regard to the length of time held if consistent with the Fund's investment  objective.  A higher degree of equity portfolio  activity will increase brokerage costs to a Fund.  The  portfolio  turnover  rate is computed by dividing the dollar  amount of  securities  purchased or sold  (whichever is smaller) by the average value of securities  owned during the year.  Short-term  investments  such as commercial  paper and short-term
U.S. Government securities are not considered when computing the turnover rate.

For the last three fiscal years ended April 30, the portfolio turnover rates were as follows:

Fund Name                                                        2003               2002               2001
---------                                                        ----               ----               ----
The AAL Technology Stock Fund                                     67%                57%                44%
The AAL Aggressive Growth Fund                                   204%                94%                70%
The AAL Small Cap Stock Fund                                      97%                59%               123%
The AAL Small Cap Index Fund II                                   18%                18%                36%
The AAL Small Cap Value Fund                                     147%                50%                N/A
The AAL Mid Cap Stock Fund                                        48%                97%               144%
The AAL Mid Cap Index Fund                                        22%                21%                54%
The AAL Mid Cap Index Fund II                                     16%                15%                31%
The AAL International Fund                                        52%                63%                38%
The AAL Capital Growth Fund                                        5%                 3%                13%
The AAL Large Company Index Fund                                  23%                 3%                 9%
The AAL Large Company Index Fund II                               16%                 4%                 9%
The AAL Equity Income Fund                                        63%                34%                26%
The AAL Balanced Fund                                             69%                76%                83%
The AAL High Yield Bond Fund                                     103%                72%               106%
The AAL Municipal Bond Fund                                       18%                65%               110%
The AAL Bond Fund                                                149%               160%               172%
The AAL Bond Index Fund                                           90%                92%                51%

The higher portfolio turnover rate in 2003 compared to the rate in 2002 for The AAL Aggressive Growth Fund reflects repositioning to a new portfolio management team.

The AAL Small Cap Stock Fund experienced a higher portfolio turnover rate in 2003 primarily due to increasing the number of holdings and reducing the average holding size.  This slight change in investment strategy was made to minimize the effects of high market volatility during the past fiscal year.

Several factors impacted the higher portfolio turnover rate in 2003 for The AAL Small Cap Value Fund.  First, since the Fund became
effective  on July 17, 2001, the portfolio turnover rate for the period ending April 30, 2002 reflects only nine months   of
operations.  Second, due to the heightened volatility during the past fiscal year, the Fund's strategy was executed at a quickened pace.  In less volatile times, the portfolio turnover rate would be expected to decline.  Finally, the Fund's portfolio was repositioned to a new benchmark, which increased the number of  small positions in the Fund.

The higher portfolio turnover rate in 2003 for The AAL Equity Income Fund is due primarily to increasing the number of holdings and reducing the average holding size in an effort to reduce risk in the Fund.

The High Yield Bond Fund experienced an increase in portfolio turnover in 2003 due to extremely volatile market conditions.  The portfolio experienced a higher degree of turnover during this period in part because of a move toward a more defensive posture during the period of heightened volatility.  In addition, the strong market recovery during the second half of the fiscal year resulted in additional trading in order to reduce risk exposure and re-deploy capital to securities with better return potential.

Options and Futures

The Funds intend to comply with guidelines for eligibility for exclusion from the definition of the term "commodity pool operator"
adopted by the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate futures markets.
The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Funds hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

The following sections pertain to options and futures. Except for The AAL Money Market Fund, we may engage in options, futures and options on futures transactions for the Funds. In order to limit The AAL Municipal Bond Fund's exposure to the risks of dealing in options and futures, the Fund will adhere to the following restrictions: we will not commit more than 25% of the Fund's net assets to such options and futures instruments; we will not commit more than 25% of the Fund's net assets to covered options written by the
Fund; and we will not commit more than 5% of the Fund's net assets to premiums for put or call options purchased by the Fund. We may engage in options and futures transactions for bona fide hedging and to a limited extent to enhance returns. We do not use options, futures and other derivatives for speculative purposes. When entering into these transactions, we follow the SEC and the CFTC requirements and set aside liquid assets in a separate account to secure a Fund's potential obligations under such contracts. We cannot sell securities held in a segregated account while the futures or options strategy is outstanding, unless we replace such assets with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or our ability to meet redemption requests or other obligations for a Fund.

We may try to enhance returns or hedge against a decline in the value of a Fund's securities by writing (selling) and purchasing options and futures contracts. For example, during a neutral or declining market, we may gain additional income by writing options and receiving premiums for a Fund. When we write (sell) covered call options for a Fund, we forgo the opportunity to profit from increases in the market value of the underlying securities above the sum of the options' premium and the exercise price. On the other hand, we reduce the amount of any decline in the value of the underlying securities to the extent of the premium we receive from writing the call for a Fund. During a rising market, we may gain incremental income by purchasing call options and futures contracts for a Fund.

We also may use options and futures to hedge against an anticipated price increase in a security we plan to buy for a Fund.

If new types of options and futures contracts become available, we may use them for the Funds. Prior to their use, however, we must obtain a determination from the Funds' Board of Trustees that their use would be consistent with the Funds' investment objectives and policies.

Options on Securities and Indexes
An option contract on a security (or index) gives the holder, in return for a premium, the right to buy from (call) or sell to (put)
the option writer of the underlying security (or cash value of the underlying index) at a specified exercise price at any time during the option term.

Upon exercise of a call option, the writer (seller) has the obligation to deliver the underlying security to the holder; provided the holder pays the exercise price. Upon exercise of a put option, the writer has the obligation to pay the holder the exercise price upon delivery of the underlying security.

Upon the exercise of an index option, the writer must pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is a statistical composite that measures changes in the economy or financial market, usually reflecting specified facets of a particular securities market, a specific group of financial instruments, securities or economic indicators.).

Options and futures exist on debt, equity, indexes and other securities or instruments. They may take the form of standardized contracts traded on national securities exchanges, boards of trade or similar entities. They also may trade in the over-the-counter market. Some debt instruments, such as bonds, trade with cash put options, which generally allow the holder to sell the security back to the issuer at a specified price for a specified amount of time.

When we write options, we may only write "covered" calls or puts for a Fund. A call option for a Fund is covered if we hold the security underlying the call for the Fund. Also a call option for a Fund is covered if we have an absolute and immediate right to acquire the security for the Fund without additional cash consideration upon conversion or exchange of other securities held in the portfolio. If additional cash consideration is required, liquid assets in such an amount are earmarked on the Fund's records.

An index call option is covered if we hold liquid assets that are earmarked on the Fund's records  equal to the contract value. A written call option is covered if we hold a call option on the same security or index under two conditions. The first condition is where the exercise price of the call purchased is equal to or less than the exercise price of the call written. The second condition is where the exercise price of the call purchased is greater than the exercise price of the call written; provided that the Fund maintains the difference with liquid assets in a segregated account.

A put option on a security or an index is covered if we maintain liquid assets that are earmarked on the Fund's records equal to the exercise price. A put option is covered if we hold a put on the same security or index as the put written under two conditions. The first condition is where the exercise price of the put is equal to or greater than the exercise price of the put written. The second condition is where the exercise price of the put is less than the exercise price of the put written; provided the Fund maintains liquid assets in a segregated account.

Prior to the expiration or exercise of an option, we may close the option out by entering into an offsetting transaction. We would effect an offsetting transaction for a Fund by purchasing or selling an option of the same series (type, exchange, underlying security or index, exercise price and expiration). Due to market factors, we may not be able to affect a closing purchase or sale at the time we would like to for a Fund.

We realize a capital gain from a closing purchase transaction if the premium for purchasing the closing option is less than the premium received from writing the option. If the premium for purchasing the closing option is more, we realize a capital loss for the Fund. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, we realize a capital gain for the Fund. If the premium is less, we realize a capital loss for the Fund.

If an option we write for a Fund expires unexercised, we realize a capital gain equal to the premium received. If an option we purchased for a Fund expires unexercised, we realize a capital loss equal to the premium we paid for the option.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

We record a premium paid for an option purchased by us for a Fund as an asset. We record the premium received for an option written by us for a Fund as a deferred liability. We mark-to-market the value of an option purchased or written on a daily basis at the closing price on the exchange on which it traded. If the option was not traded on an exchange or a closing price was not available, we would value the option at the mean between the last bid and asked prices.

Risks Associated with Options on Securities and Indexes
Options transactions have risks. A decision as to whether, when and how we use options involves the exercise of skill and judgment.
For example, significant differences could exist between the market for the underlying security (or index) and the market for the overlying options. These differences, such as differences in the way the underlying securities are trading and the way the options on the securities are trading, could result in an imperfect correlation between the markets. As a result, we might not be able to achieve our objectives in an options transaction for the Fund. Market behavior and unexpected events may hinder otherwise well-conceived options transactions we have entered into for a Fund.

We cannot assure you that a liquid market will exist when we seek to close out an option position for a Fund. If we could not close out an option we had purchased for a Fund, we would have to exercise the option to realize any profit or let the option expire worthless. If we could not close out a covered call option that we had written for a Fund, we could not sell the underlying security unless the option had expired not exercised.

When we write a covered call option for a Fund, we forgo the opportunity to profit from increases in the covering security's market value above the sum of the premium and the call's exercise price.

If the exchange (or Board of Trade) suspends trading in an option we purchased for a Fund, we cannot enter into a closing transaction during the suspension. If the exchange imposes restrictions on the option's exercise, we might not be able to exercise an option we have purchased for a Fund. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to a Fund. Such losses may be mitigated by changes in the value of a Fund's portfolio securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts
In addition to foreign currency futures contracts, which we discuss below, we may enter into interest rate and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement by which two parties agree to take or make delivery of an amount of cash equal to the difference between the closing value of the index on the contract's last trading day and the original price entered into for the contract. Although the index's value may reflect the value of certain underlying securities, the party responsible for delivery delivers cash (not the underlying securities).

A public market exists in futures contracts covering a number of indexes as well as other financial instruments. Such instruments include: U.S. Treasury bonds; U.S. Treasury notes; GNMA certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. Boards of trade and other issuers may develop and trade other futures contracts. As with options, if new types of futures contracts become available, we may use them for the Funds. Prior to their use, however, we must obtain a determination from the Funds' Board of Trustees that their use would be consistent with the
Fund's investment objectives and policies.

We may purchase and write call and put futures options for a Fund. Our ability to write call and put futures, however, depends on whether the Commodity Futures Trading Commission grants certain regulatory relief (such as an exemption from being considered a commodities pool operator).

Options on futures possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

As long as regulatory authorities require, we limit our use of futures and options on futures to hedging transactions and to a limited extent to enhance returns. We might use futures contracts to hedge against anticipated interest rate changes we believe might adversely affect either the value of a Fund's securities or the price of securities we intend to purchase for a Fund. Our hedging strategy may include sales of futures contracts to offset the effect of expected interest rate increases. It also may include purchases of futures contracts to offset the effect of expected interest rate declines. Although we could use other techniques to reduce a Fund's exposure to interest rate fluctuations, we may be able to hedge a Fund's exposure more effectively and perhaps at a lower cost by using futures and options on futures.

The success of any hedging technique depends on our ability to correctly predict changes in the level and direction of interest rates and other factors. Should our predictions prove incorrect, the Fund's return might be lower than it would have been had we not tried the hedging strategy. However, in the absence of the ability to hedge, we might have to take portfolio actions in anticipation of the same market movements with similar investment results at potentially greater transaction costs.

We only enter into standardized futures or options on futures contracts that trade on U.S. exchanges, boards of trade, or similar entities, or are quoted on an automated quotation system.

When we purchase or sell a futures contract for a Fund, we deposit with the custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The exchange or board of trade on which the futures contract trades sets the margin requirement. The exchange may modify the margin requirement during the term of a futures contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract. The custodian or broker returns the margin to a Fund upon termination of the contract, assuming we have fulfilled all contractual obligations for the Fund. We expect to earn interest income on the initial margin deposit for a Fund. We value a futures contract held for a Fund on a daily basis at the official settlement price of the exchange on which it trades. Each day we pay or receive cash for the Fund, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by us for a Fund, but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, we mark-to-market a Fund's open futures positions.

We are required to deposit and maintain margin on any put and call options on futures contracts that we have written for a Fund.
Such margin deposits vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the option's current market and other futures positions we hold for the Fund.

Some futures contracts call for making or taking delivery of the underlying securities. Generally we would close out these obligations prior to delivery by making offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, we realize a capital gain for the Fund. If the offsetting purchase price is more, we realize a capital loss for the Fund. Conversely, if an offsetting sale price is more than the original purchase price, we realize a capital gain for a Fund. If the offsetting sale price is less, we realize a capital loss for a Fund. We must include the transaction costs in calculating a gain or loss on the offsetting transactions.

Risks Associated with Futures
There are several risks associated with using futures contracts and options on futures. Our purchase or sale of a futures contract may result in losses in excess of the amount we invested in the futures contract for a Fund. We cannot guarantee how price movements in the market for the hedging vehicle and market for the underlying portfolio securities being hedged will correlate. Significant differences exist between the securities and futures markets that could result in an imperfect correlation. These differences could cause a given hedging strategy we have entered into for a Fund to not achieve its objectives. The degree of imperfect correlation depends on circumstances such as the variations in the speculative market demand for the futures and/or futures options contracts used to hedge the underlying portfolio securities. A decision as to whether, when and how we hedge involves the exercise of skill and judgment. Our hedges may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Futures exchanges may limit the amount of price fluctuation in a contract for trading in a single day. An exchange establishes a daily limit on the amount a contract's price may vary either up or down from the previous day's settlement price. Once the futures contract trades above or below the daily limit, the exchange stops trading beyond the limit. The daily limit governs price movements during a particular trading day but does not limit potential losses for the contract holders. The daily limit may prevent us from being able to liquidate an unfavorable position for a Fund. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

We cannot ensure a liquid market will exist at a time when we seek to close out a futures or futures options position for a Fund. If a liquid market did not exist, we would have to continue meeting margin requirements until we could close the position. We also cannot ensure that an active secondary market will develop or continue to exist for the futures and futures options discussed above.

Limitations on Options and Futures
We do not enter into an open futures contract position or purchase an option if the initial margin deposit plus the premiums paid, less the amount by which any such position is "in the money," exceeds 5% of a Fund's net assets. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract or writing a put on a futures contract, the Fund must maintain on its records liquid assets
(including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund must maintain on its records liquid assets (including any margin) equal to the amount such option is in the money until the option expires or we have entered into an offsetting transaction closing out the option for the Fund.

We may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes for a Fund, if, in the aggregate, the market value of all such open positions exceeds the current value of the Fund's portfolio. In valuing the portfolio, we have to take into account unrealized gains and losses on the open positions and adjust for the historical relative volatility of the relationship between the portfolio and the positions. To the extent we have written call options on specific securities in a Fund's portfolio, we deduct the value of those securities from the portfolio's current market value.

Taxation of Options and Futures
If we exercise a call option for a Fund, we add the premium paid for the call option to the cost of the security purchased. If we exercise a put option, we deduct the premium paid for the put option from the proceeds of the security sold. For index options and futures, which are settled in cash, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

Our entry into closing purchase transactions for a Fund results in a capital gain or loss. If an option was "in the money" when we wrote it and we held the security covering the option for more than one year before writing it for a Fund, any loss realized in a closing purchase transaction would be long-term for federal tax purposes. The holding period of the securities covering an "in the money" option does not include the time period the option was outstanding.

When we hold a futures contract for a Fund until delivery, we will realize a capital gain or loss on the futures contract. The capital gain or loss is equal to the difference between the price at the time we entered into the futures contract for the Fund and the settlement price on the earlier of the delivery notice date or expiration date. If we deliver securities for a Fund under a futures contract, we realize a capital gain or loss for the Fund on those securities.
For Federal income tax purposes, we generally recognize as income a Fund's yearly net unrealized gains and losses on its options, futures and options on futures positions ("year-end mark to market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark to market or by actual closing of the positions) is considered to be 60% long term and 40% short term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," we may defer the recognition of losses on certain positions (including options, futures and options on futures positions, the related securities and certain successor positions thereto) to a later taxable year for a Fund. Selling futures contracts or writing call options (or call options on futures) or buying put options (or put options on futures) for the purposes of hedging against an anticipated change in the value of a Fund's securities may affect the securities' holding period.

We distribute any recognized net capital gains for a Fund, including any recognized net capital gains (including year-end mark-to-market gains) on options and futures transactions for federal income tax purposes. We combine and distribute a Fund's capital gains on its options and futures transactions and its capital gains on other investments. We also advise shareholders on the nature of these distributions for a Fund.

Federal Tax Treatment of Forward Foreign Exchange Contracts
We may enter into certain forward foreign exchange contracts for a Fund that the Internal Revenue Service will treat as Section 1256 contracts or straddles under the Internal Revenue Code.

We must consider these Section 1256 contracts as having been closed at the end of a Fund's fiscal year and we must recognize any gains or losses on these contracts for tax purposes at that time. The IRS characterizes such gains or losses from the normal closing or settlement of such transactions as ordinary gain or loss. We are required to distribute any net gains on such transactions to the
Fund's shareholders even if we have not actually closed the transaction and received cash to pay for the distribution.

We may consider forward foreign exchange contracts that offset a foreign dollar denominated bond or currency position as straddles for tax purposes. Considering these contracts as straddles allows us to defer a loss on any position in a straddle to the extent of unrealized gain in an offsetting position.

For a Fund to continue qualifying for federal income tax treatment as a regulated investment company, it must derive at least 90% of its gross income from qualifying income (i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or currencies).

Foreign Securities
We also may invest assets of the Fund in foreign securities trading domestically through depository receipts or on a U.S. national securities exchange or Nasdaq National Market for The AAL Small Cap Stock, Mid Cap Stock and Capital Growth Funds. We do not intend to invest more than 10% of their net assets in such foreign securities. We may invest up to 20% of The AAL Bond Fund's net assets in debt securities of foreign issuers payable in U.S. dollars. We may invest in foreign securities for The AAL Balanced Fund to the extent The AAL Capital Growth and Bond Funds allow investments in foreign securities for the common stock and fixed-income sectors of the Fund, respectively. Foreign securities may present a greater degree of risk (including risks relating to tax provisions or expropriation of assets) than do securities of domestic issuers.

Foreign Securities - The AAL Technology Stock, Aggressive Growth, International, Equity Income and High Yield Bond Funds
We normally invest at least 65% of The AAL International Fund's total assets in foreign securities primarily trading in at least three different countries, not including the U.S.
We may invest up to 25% of The AAL Aggressive Growth Fund's net assets in foreign securities. We may also invest up to 15% of The
AAL Technology Stock and Equity Income Fund's net assets in foreign securities. We also may invest in foreign securities, trading domestically, through depository receipts and securities of foreign issuers traded on a U.S. national securities exchange or Nasdaq
National Market without regard to the 20% limitation. For purposes of diversification for a Fund, we consider depository receipts as investments in the underlying stocks.

We may invest up to 20% of The AAL High Yield Bond Fund's net assets in foreign bonds. At this time, we may not limit our foreign bond purchases for the Fund to those trading in the U.S.

Foreign investing involves risks in addition to the risks inherent in U.S. investing. Foreign countries tend to disseminate less public information about their issuers. Many foreign countries do not subject their companies to uniform accounting, auditing and financial reporting standards. The value of foreign investments may rise or fall because of changes in currency exchange rates. As a result, we may incur costs in converting securities denominated in foreign currencies into U.S. dollars for a Fund. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund's income without providing a tax credit to shareholders. When necessary, we may have more difficulty obtaining and enforcing judgments in foreign countries. We also would incur more expense. Even though we mainly intend to invest in securities trading in stable and developed countries, we still face the possibility of expropriation, confiscatory taxation, nationalization, currency blockage or political or social instability that could affect investments in such countries.

American Depository Receipts
We may invest in American Depository Receipts ("ADRs") for The AAL Technology Stock, Aggressive Growth, International and Equity
Income Funds without limit. ADR facilities may be either "sponsored" or "un-sponsored." While sponsored and un-sponsored ADR facilities are similar, distinctions exist between the rights and duties of ADR holders and market practices. Sponsored facilities have the backing or participation of the underlying foreign issuers. Un-sponsored facilities do not have the participation by or consent of the issuer of the deposited shares. Un-sponsored facilities usually request a letter of non-objection from the issuer.

Holders of un-sponsored ADRs generally bear all the costs of such facility. The costs of the facility can include deposit and withdrawal fees, currency conversion and other service fees. The depository of an un-sponsored facility may not have a duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of un-sponsored ADRs do not have an obligation to disclose material information about the foreign issuers in the U.S. As a result, the value of the un-sponsored ADR may not correlate with the value of the underlying security trading abroad or any material information about the security or the issuer disseminated abroad.

Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the
ADR holder. The sponsored agreement also allocates fees among the parties. Most sponsored agreements provide that the depository will distribute shareholder notices, voting instructions and other communications. The AAL Technology Stock, Aggressive Growth,
International and Equity Income Funds may invest in sponsored and un-sponsored ADRs.

Other Foreign Investments
For The AAL Aggressive Growth and International Fund, we also may hold foreign securities in the form of American Depository Shares
("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into foreign securities. These receipts may not be denominated in the same currency as the underlying securities. Generally, American banks or trust companies issue ADRs and ADSs, which evidence ownership of underlying foreign securities. GDRs represent global offerings where an issuer issues two securities simultaneously in two markets, usually publicly in a non-U.S. market and privately in the U.S. market. EDRs (sometimes called Continental Depository Receipts ("CDRs")) are similar to ADRs, but usually issued in
Europe. Typically issued by foreign banks or trust companies, EDRs and CDRs evidence ownership of foreign securities. Generally,
ADRs and ADSs in registered form trade in the U.S. securities markets, GDRs in the U.S. and European markets, and EDRs and CDRs (in bearer form) in European markets. For diversification purposes, we consider investments in ADRs, ADSs, GDRs, EDRs and CDRs as investments in the underlying stocks for the Fund.

Foreign Currency Spot Transactions and Forward Contracts
To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, we may engage in foreign currency transactions on a spot (cash) basis for all Funds, unless there are investment restrictions to the contrary. We invest at the spot rate prevailing in the foreign currency exchange market. We also may enter into contracts to purchase or sell foreign currencies at a future date (forward foreign currency contracts or forward contracts), subject to the segregation of assets as required under the 1940 Act.

A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date at a set price. Forward contracts principally trade in the inter-bank market and are conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

Whenever we intend to purchase or sell a security denominated or exposed to a foreign currency for a Fund, we may want to "lock in"
the U.S. dollar price of the security. We can protect a Fund by entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction. With a forward contract, we can protect the Fund against a possible loss resulting from an adverse change in the relationship between the U.S.
dollar and the subject foreign currency between the date the security is purchased or sold and the date on which the payment is made or received.

We may use forward contracts for a Fund when we believe that a particular foreign currency may suffer a substantial decline against the U.S. dollar. In this situation, we would enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated or exposed to such foreign currency. We, however, cannot precisely match the forward contract amounts and the value of the securities involved. The securities' values change as a consequence of market movements between the date we entered into the forward contract for the underlying currency and the date it matures.

Due to the fact that movement in the short-term currency market is extremely difficult to predict, successful execution of a short-term hedging strategy is highly uncertain. Therefore, we do not enter into forward contracts or maintain a net exposure to such contracts where completion would obligate us to deliver foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, we consider the long-term prospects for a particular currency. We incorporate the prospects into our overall long-term diversification strategies. However, we believe that it is important to have the flexibility to enter into such forward contracts when we determine that it is in the Fund's best interest.

At the maturity of a forward contract for a Fund, we may either: (1) sell the portfolio securities and make delivery of the foreign currency; or (2) retain the securities and terminate our contractual obligation to deliver the foreign currency by purchasing an
"offsetting" contract obligating us to purchase, on the same maturity date, the same amount of foreign currency.

If we retain the portfolio securities and engage in an offsetting transaction for the Fund, we will incur a gain or a loss to the extent that there has been movement in forward contract prices. If we enter into an offsetting transaction, we may subsequently enter into a forward contract to sell the foreign currency. Should forward prices decline during the period when we entered into a forward contract to sell a foreign currency and the date we entered into an offsetting contract to buy a foreign currency, we will realize a gain to the extent the price of the currency we agreed to sell exceeds the price of the currency we agreed to buy. Should forward prices increase, we will suffer a loss to the extent that the price of the currency we agreed to buy exceeds the price of the currency we agreed to sell for a Fund. We may not be able to hedge against a currency devaluation at a price above the level where the market itself has anticipated the currency's devaluation.

A foreign currency hedge transactions does not protect against or eliminate fluctuations in the prices of particular portfolio securities. For example, a foreign currency hedge transaction does not prevent a security's price decline due to an issuer's deteriorating credit situation. We also cannot forecast with precision the market value of securities at the expiration of a forward contract. Accordingly, we may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if: (1) the market value of the Fund's securities are less than the amount of the foreign currency we are obligated to deliver for the Fund; and (2) we made a decision to sell the foreign securities and make delivery of the foreign currency upon expiration of the contract for the Fund. Conversely, we may have to sell some of a Fund's foreign currency received upon the sale of a portfolio security if the market value of the Fund's securities exceed the amount of foreign currency we are obligated to deliver for the Fund. We limit our dealings in forward foreign currency exchange contracts for a Fund to the transactions described above.

Although we value the Funds' assets daily in terms of U.S. dollars, we do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. From time to time, however, we will convert a Fund's foreign currency holdings into U.S.
dollars. There are costs associated with converting foreign currencies into U.S. dollars and you should be aware of these costs.
Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to us for a
Fund at one rate, while offering a lesser rate of exchange should we desire to resell that currency to the dealer for the Fund.

Options and Futures Relating to Foreign Currencies
We may purchase and sell currency futures and purchase and write currency options to increase or decrease a Fund's exposure to different foreign currencies. We also may purchase and write currency options in conjunction with the currency futures or forward contracts of the Fund's other series. The uses and risks of currency options and futures are similar to options and futures on securities or indexes, as discussed above.

Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

The underlying instrument of a currency option generally is either a foreign currency or a currency futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency. The purchaser of a currency put option obtains the right to sell the underlying currency.

Currency futures and options values correlate with exchange rates. However, the futures and options values do not reflect other factors affecting a Fund's investment value. A currency hedge, for example, should protect a Japanese Yen-denominated security from a decline in the Yen. The currency hedge, however, will not protect the particular Fund's Yen denominated investments against a price decline in the Yen denominated security resulting from deterioration in the issuers' creditworthiness. Because the value of a
Fund's investments denominated in or exposed to a foreign currency change in response to many factors other than exchange rates, we have difficulty matching the exact value of any hedge in currency options and futures to the value of our foreign investments for a
Fund over time.

Foreign Investing Expenses
Investing in foreign securities costs more than investing in U.S. securities due generally to higher transaction costs, such as the commissions paid per share. As a result, Funds that invest in foreign securities tend to have higher expenses, particularly funds that invest primarily in foreign securities (i.e., The AAL International Fund). In addition to higher commissions, they generally have higher advisory and custodial fees. However, you may find investing in a fund that purchases foreign securities a more efficient way to invest in foreign securities than investing in individual foreign securities. Higher expenses attributable to a
Fund that invests in foreign securities does not mean that the Fund has higher expenses than other funds with similar investment policies and percentages of assets invested in foreign securities.

Privately Issued Securities: The AAL Money Market Fund

We may invest in securities issued by major corporations without registration under the Securities Act of 1933 for The AAL
Aggressive Growth and Money Market Fund in reliance on certain exemptions, including the "private placement" exemption afforded by
Section 4(2) of that Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be made in an exempt transaction. This paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in it, thus providing liquidity. In our opinion (as the adviser), Section 4(2) paper is no less liquid or salable than commercial paper issued without legal restrictions on disposition. The secondary market for Section 4(2)
paper could become illiquid if institutional participants lost interest in these investments. However, should we deem that section
4(2) paper issue is illiquid, we would purchase such security for a Fund only in accordance with our limitations on illiquid securities.

Investments in Other Investment Companies

Due to the administration and distribution expenses of managing a mutual fund, our investments in other investment companies (mutual funds, which are limited by fundamental investment restriction 14 above) may cause the Funds to pay fees and expenses which are duplicative of current Fund expenses.

Other Investment Risks

Each of the previously described investment techniques contains an element of risk. You should also be aware of the following risks associated with an investment in the Funds.

Interest Rate Risk
For The AAL Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds and, to some extent, The AAL Equity Income Fund, you can expect that interest rate changes will significantly impact upon the value of your Fund investments. Interest rates are influenced by supply and demand as well as economic monetary policies. In general, a decline in prevailing interest rate levels generally will increase the value of the securities, particularly the bonds, held in a Fund's portfolio and vice versa. As a result, interest rate fluctuations will affect a Fund's net asset values but not the income received from its existing portfolio. However, changes in the prevailing interest rate level will affect the yield on subsequently purchased securities. Because yields on the securities available for purchase by the Funds will vary over time, we cannot assure a specific yield on a Fund's shares.

Longer-term bonds are more sensitive to interest rate changes than shorter-term bonds, reflecting the greater risk of holding these bonds for a longer period of time. Longer-term bond prices increase more dramatically when interest rates fall and decrease more dramatically when interest rates rise. Prices of short-term debt, such as money market instruments, are less price sensitive to interest rate changes because of their short duration. Securities that pay high dividends, like bonds, are more sensitive to interest rate levels than other equity securities that pay low dividends.

Investing in a Bond versus Investing in a Mutual Fund
Investing in a mutual fund that owns bonds is not the same as buying an individual bond. Both bonds and funds owning bonds offer regular income. While individual bonds can offer a fixed amount of regular income until maturity, a mutual fund portfolio may include a constantly changing pool of bonds with differing interest rates, maturities and prices. Both share prices and dividends may fluctuate in a mutual fund owning bonds.

Initial Public Offerings
From time to time the Funds may invest in an initial public offering ("IPO") of a security. Investments in an IPO are made consistent with the individual Fund's investment objective and investment strategies. On occasion the Funds will participate in an oversubscribed IPO ("Hot IPO"). Because the IPO is oversubscribed, this presents the Funds with the opportunity to "flip" or trade the security at higher prices. Proceeds from the Hot IPO are distributed among the Funds consistent with the Funds' "Initial Public
Offerings Policies and Procedures." Investments in IPOs and Hot IPOs may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

MANAGEMENT OF THE FUNDS

Board of Trustees and Executive Officers

The Board of Trustees is responsible for the management and supervision of the Funds' business affairs and for exercising all powers except those reserved to the shareholders.  Each Trustee also serves as a Director of AAL Variable Product Series Fund, Inc., a
registered investment company consisting of 14 Portfolios that serve as  underlying funds for variable contracts issued by Thrivent
Financial for Lutherans ("Thrivent Financial") and Thrivent Life Insurance Company ("TLIC").

Also, in addition to serving as a Trustee of The AAL Mutual Funds and a Director of AAL Variable Product Series Fund, Inc., Mr.
Gilbert serves as a Trustee of The Lutheran Brotherhood Family of Funds (a registered investment company consisting of 11 Funds, which offer Class A, Class B and Institutional Class shares) and as a Director of LB Series Fund, Inc. (a registered investment company consisting of 14 Portfolios that serve as  underlying funds for variable contracts issued by Thrivent Financial and TLIC).

Interested Trustees*
-------------------
                            Position with the Fund, Length     Principal Occupation During the     Other Directorships Held by
Name, Address and Age       of Service and Term of Office**    Past 5 Years                        Trustee
------------------------------------------------------------------------------------------------------------------------------------
John O. Gilbert             Chairman and Trustee since 1999    Chairman, Thrivent Financial for    Chairman of the Life Office
625 Fourth Avenue South                                        Lutherans since 2002; Chairman,     Management Association (LOMA)
Minneapolis, MN                                                President and Chief Executive       board of directors; member of
Age 60                                                         Officer, Aid Association for        the board of regents for Luther
                                                               Lutherans from 1999 to 2002;        College in Decorah, Iowa;
                                                               President and Chief Executive       member of the board for Fox PAC
                                                               Officer, Aid Association for        - Performing Arts Center in
                                                               Lutherans from 1996 to 1999         Appleton, Wisconsin; Trustee,
                                                                                                   Luther Seminary Foundation

Lawrence W. Stranghoener    Trustee since 2002                 Executive Vice President and        St. Paul Chamber Orchestra
625 Fourth Avenue South                                        Chief Financial Officer, Thrivent   Board; Metropolitan Economic
Minneapolis, MN                                                Financial for Lutherans since       Development Association;
Age 49                                                         2002; Executive Vice President      Director, Kennametal, Inc.
                                                               and Chief Financial Officer,
                                                               Lutheran Brotherhood in 2001;
                                                               Executive Vice President and
                                                               Chief Financial Officer,
                                                               Techies.com in 2000; Vice
                                                               President and Chief Financial
                                                               Officer, Honeywell Inc. from 1983
                                                               to 1999

Disinterested Trustees
----------------------
                            Position with the Fund, Length     Principal Occupation During the     Other Directorships Held by
Name, Address and Age       of Service and Term of Office**    Past 5 Years                        Trustee
------------------------------------------------------------------------------------------------------------------------------------
F. Gregory Campbell         Trustee since 1992                 President, Carthage College since   ELCA University and College
625 Fourth Avenue South                                        1998                                Employees' Health Benefit
Minneapolis, MN                                                                                    Board; ELCA Risk Management
Age 63                                                                                             Board; Johnson Family Mutual
                                                                                                   Funds Board; Kenosha Area
                                                                                                   Business Alliance Board;
                                                                                                   Kenosha Hospital and Medical
                                                                                                   Center Board; Prairie School
                                                                                                   Board; United Health Systems
                                                                                                   Board

Richard L. Gady             Trustee since 1987                 Vice President, Public Affairs      International Agricultural
625 Fourth Avenue South                                        and Chief Economist, Conagra,       Marketing Association Board
Minneapolis, MN                                                Inc. (agribusiness)
Age 60

Edward W. Smeds             Trustee since 1999                 Retired since 1994                  Chairman of Carthage College
625 Fourth Avenue South                                                                            Board; Board of Governors,
Minneapolis, MN                                                                                    Club of Pelican Bay
Age 67

Executive Officers
------------------
                            Position with the Fund, Length
Name, Address and Age       of Service and Term of Office***   Principal Occupation During the Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Pamela J. Moret             President since 2002; Serves at    Senior Vice President, Marketing and Products, Thrivent Financial
625 Fourth Avenue South     discretion of the Board until      for Lutherans since 2002; Senior Vice President, Products,
Minneapolis, MN             her successor is elected           American Express Financial Advisors from 2000 to 2001; Vice
Age 47                                                         President, Variable Assets, American Express Financial Advisors
                                                               from 1996 to 2000

Charles D. Gariboldi        Treasurer since  1999; Serves at   Vice President, Investment Accounting, Thrivent Financial for
625 Fourth Avenue South     discretion of  the Board until     Lutherans since 2002; Head of Investment Accounting, Aid
Minneapolis, MN             his successor is elected           Association for Lutherans from 1999 to 2001
Age 43

James H. Abitz              Vice President since 1999;         Senior Vice President, Investments, Thrivent Financial for
625 Fourth Avenue South     Serves at discretion of the        Lutherans since 2002; Senior Vice President and Chief Investment
Minneapolis, MN             Board until his successor is       Officer, Aid Association for Lutherans from 1999 to 2001; Vice
Age 58                      elected                            President,  Investments, Aid Association for Lutherans from 1998 to 1999

Karl  D. Anderson           Vice President since 2003;         Head of Investment Product Solutions Management, Thrivent
625 Fourth Avenue South     Serves at discretion of the        Financial for Lutherans since 2002; Vice President and Actuary,
Minneapolis, MN             Board until his successor is       Aid Association for Lutherans from 1997 to 2002
Age  42                     elected

Frederick P. Johnson        Vice President since 2003;         Vice President, Investment Operations, Thrivent Financial for
625 Fourth Avenue South     Serves at discretion of the        Lutherans since 2002; Vice President, Investment Operations,
Minneapolis, MN             Board until his successor is       Lutheran Brotherhood in 2001; Assistant Vice President, Investment
Age 40                      elected                            Operations, Lutheran Brotherhood from 1994 to 2001

Brenda J. Pederson          Vice President since 2003;         Vice President, Member Support and Mutual Fund Operations,
625 Fourth Avenue South     Serves at discretion of the        Thrivent Financial for Lutherans since 2002; Vice President,
Minneapolis, MN             Board until her successor is       Member Services, Lutheran Brotherhood from 2001 to 2002; Assistant
Age 42                      elected                            Vice President, Member Services, Lutheran Brotherhood from 1997 to
                                                               2001

Brett L. Agnew              Secretary since 2001; Serves at    Senior Counsel, Thrivent Financial for Lutherans since  2002;
625 Fourth Avenue South     discretion of the Board until      Counsel, Aid Association for Lutherans from 2001 to 2002;
Minneapolis, MN             his successor is elected           Consultant Principal Financial Group from 1998 to 2001
Age 32

John C. Bjork               Assistant Secretary since 2003;    Senior Counsel, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South     Serves at discretion of the        Counsel, Lutheran Brotherhood from 1987 to 2001
Minneapolis, MN             Board until his successor is
Age 50                      elected

James E. Nelson             Assistant Secretary since 2003;    Vice President, Securities Law, Thrivent Financial for Lutherans
625 Fourth Avenue South     Serves at discretion of the        since 2002; Head of Securities Law, Lutheran Brotherhood from 2001
Minneapolis, MN             Board until his successor is       to 2002;  Counsel and head of Insurance Practice Group, Law
Age 43                      elected                            Division of ING ReliaStar (formerly ReliaStar Financial Corp.)
                                                               from 1998 to 2001

Marlene J. Nogle            Assistant Secretary since 2003;    Senior Counsel, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South     Serves at discretion of the        Senior Counsel and Assistant Vice President, Lutheran Brotherhood
Minneapolis, MN             Board until her successor is       from 1991 to 2002
Age 55                      elected

Todd J. Kelly               Assistant Treasurer since 1999;    Head of Fund Accounting Operations, Thrivent Financial for
222 West College Avenue     Serves at discretion of the        Lutherans since 2002; Manager, Mutual Fund Accounting, Aid
Appleton, WI                Board until his successor is       Association for Lutherans from 1996 to 2002
Age 33                      elected

Gerard V. Vaillancourt      Assistant Treasurer since 2002;    Head of Fund Accounting Administration, Thrivent Financial for
625 Fourth Avenue South     Serves at discretion of the        Lutherans since 2002; Manager-Portfolio Compliance, Lutheran
Minneapolis, MN             Board until his successor is       Brotherhood from 2001 to 2002; Manager-Fund Accounting, Minnesota
Age 35                      elected                            Life form 2000 to 2001; Supervisor-Securities Accounting, Lutheran
                                                               Brotherhood from 1998 to 2000

* "Interested person" of the Fund as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial for Lutherans.

** Each Trustee serves an indefinite term until his successor is duly elected and qualified.  The Fund's bylaws provide that each
Trustee must retire at the end of the calendar year in which the Trustee attains age 70.

***Officers serve at the discretion of the board until their successors are duly appointed and qualified.

Board of Trustees

The disinterested Trustees of the Fund, as fiduciaries, owe the Fund and its shareholders special responsibilities of loyalty and care that come into play whenever business decisions of significance to the Fund and its shareholders are made.

The only standing committee of the Board is the Audit committee, which consists of the "disinterested" Trustees. The purpose of the committee is to provide oversight or management's accounting and internal controls. The committee convened three times during the last fiscal year.

Beneficial Interest in the Fund by Trustees

The following tables provide information as of December 31, 2002 regarding the dollar range of beneficial ownership by each Trustee in each series of the Fund.  In addition, the amount shown in the last column reflects the aggregate amount of each Trustee's beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee.

Interested Trustees
-------------------                                                                                     Aggregate Dollar Range of
                                                                                                       Beneficial Ownership in All
                                                                                                     Registered Investment Companies
                                                                                                     Overseen by the Director in the
Name of Trustee                          Dollar Range of Beneficial Ownership in the Fund               Investment Company Complex
-----------------------------------------------------------------------------------------------------------------------------------
John O. Gilbert                          The AAL Technology Stock Fund          None                            Over $100,000
                                         The AAL Aggressive Growth Fund         None
                                         The AAL Small Cap Stock Fund           None
                                         The AAL Small Cap Index Fund II        None
                                         The AAL Small Cap Value Fund           None
                                         The AAL Mid Cap Stock Fund             None
                                         The AAL Mid Cap Index Fund             None
                                         The AAL Mid Cap Index Fund II          None
                                         The AAL International Fund             $1-$50,000
                                         The AAL Capital Growth Fund            $1-$50,000
                                         The AAL Large Company Index Fund       None
                                         The AAL Large Company Index Fund II    None
                                         The AAL Equity Income Fund             None
                                         The AAL Balanced Fund                  None
                                         The AAL High Yield Bond Fund           None
                                         The AAL Municipal Bond Fund            Over $100,000
                                         The AAL Bond Fund                      None
                                         The AAL Bond Index Fund                None
                                         The AAL Money Market Fund              Over $100,000
                                         The AAL 2006 Target Fund               None

Lawrence W. Stranghoener                 The AAL Technology Stock Fund          None                            Over $100,000
                                         The AAL Aggressive Growth Fund         None
                                         The AAL Small Cap Stock Fund           $50,001-$100,000
                                         The AAL Small Cap Index Fund II        None
                                         The AAL Small Cap Value Fund           None
                                         The AAL Mid Cap Stock Fund             None
                                         The AAL Mid Cap Index Fund             None
                                         The AAL Mid Cap Index Fund II          None
                                         The AAL International Fund             None
                                         The AAL Capital Growth Fund            $50,001-$100,000
                                         The AAL Large Company Index Fund       None
                                         The AAL Large Company Index Fund II    None
                                         The AAL Equity Income Fund             None
                                         The AAL Balanced Fund                  None
                                         The AAL High Yield Bond Fund           None
                                         The AAL Municipal Bond Fund            None
                                         The AAL Bond Fund                      None
                                         The AAL Bond Index Fund                None
                                         The AAL Money Market Fund              None
                                         The AAL 2006 Target Fund               None

Disinterested Trustees
----------------------                                                                                  Aggregate Dollar Range of
                                                                                                       Beneficial Ownership in All
                                                                                                     Registered Investment Companies
                                                                                                     Overseen by the Director in the
Name of Director                         Dollar Range of Beneficial Ownership in the Fund               Investment Company Complex
-----------------------------------------------------------------------------------------------------------------------------------
F. Gregory Campbell                      The AAL Technology Stock Fund          None                            $50,001-$100,000
                                         The AAL Aggressive Growth Fund         None
                                         The AAL Small Cap Stock Fund           $1-$10,000
                                         The AAL Small Cap Index Fund II        None
                                         The AAL Small Cap Value Fund           None
                                         The AAL Mid Cap Stock Fund             $10,001-$50,000
                                         The AAL Mid Cap Index Fund             None
                                         The AAL Mid Cap Index Fund II          None
                                         The AAL International Fund             $10,001-$50,000
                                         The AAL Capital Growth Fund            $10,001-$50,000
                                         The AAL Large Company Index Fund       None
                                         The AAL Large Company Index Fund II    None
                                         The AAL Equity Income Fund             $1-$10,000
                                         The AAL Balanced Fund                  None
                                         The AAL High Yield Bond Fund           None
                                         The AAL Municipal Bond Fund            None
                                         The AAL Bond Index Fund                None
                                         The AAL Money Market Fund              None
                                         The AAL 2006 Target Fund               None

Richard L. Gady                          The AAL Technology Stock Fund          $10,001-$50,000                 Over $100,000
                                         The AAL Aggressive Growth Fund         None
                                         The AAL Small Cap Stock Fund           $1-$10,000
                                         The AAL Small Cap Index Fund II        None
                                         The AAL Small Cap Value Fund           None
                                         The AAL Mid Cap Stock Fund             $10,001-$50,000
                                         The AAL Mid Cap Index Fund             None
                                         The AAL Mid Cap Index Fund II          None
                                         The AAL International Fund             None
                                         The AAL Capital Growth Fund            $10,001-$50,000
                                         The AAL Large Company Index Fund       None
                                         The AAL Large Company Index Fund II    None
                                         The AAL Equity Income Fund             $10-001-$50,000
                                         The AAL Balanced Fund                  None
                                         The AAL High Yield Bond Fund           $1-$10,000
                                         The AAL Municipal Bond Fund            None
                                         The AAL Bond Fund                      None
                                         The AAL Bond Index Fund                None
                                         The AAL Money Market Fund              $10,001-$50,000
                                         The AAL 2006 Target Fund               None

Edward W. Smeds                          The AAL Technology Stock Fund          None                            Over $100,000
                                         The AAL Aggressive Growth Fund         None
                                         The AAL Small Cap Stock Fund           None
                                         The AAL Small Cap Index Fund II        None
                                         The AAL Small Cap Value Fund           None
                                         The AAL Mid Cap Stock Fund             None
                                         The AAL Mid Cap Index Fund             None
                                         The AAL Mid Cap Index Fund II          None
                                         The AAL International Fund             None
                                         The AAL Capital Growth Fund            None
                                         The AAL Large Company Index Fund       None
                                         The AAL Large Company Index Fund II    None
                                         The AAL Equity Income Fund             None
                                         The AAL Balanced Fund                  None
                                         The AAL High Yield Bond Fund           None
                                         The AAL Municipal Bond Fund            None
                                         The AAL Bond Fund                      None
                                         The AAL Bond Index Fund                None
                                         The AAL Money Market Fund              None
                                         The AAL 2006 Target Fund               Over $100,000

Thrivent Financial is a non-stock corporation. No trustees or officers of the Fund have any legal ownership interest in Thrivent
Financial or its affiliates nor any subadvisers notwithstanding any affiliated registered investment company.

In fulfilling its duty pursuant to Section 15(c) of the Act, the Board reviews and considers the terms of the investment advisory agreement and subadvisory agreements, especially as they relate to the fees to be paid. In evaluating fees, the Board examines the total compensation to be received by the adviser and the subadviser, both in cash and other benefits, in order to determine whether such fees are fair and reasonable in light of the services performed, the value of such services to the Funds and the availability of comparable services from other parties.

The items to be considered by the Board include the following:

o  The services to be provided to the Funds by the adviser and the subadvisers, and the qualifications of each of them;
o  The fee structure for each of the Funds generally and in relation to those charged to comparable mutual funds, especially with respect to break-points;
o  The possible benefits to the adviser and subadviser and their affiliates apart from cash compensation received;
o  The extent of profits derived by the adviser and subadviser under the agreements;
o  The performance of each of the Funds in general and in comparison to other investment companies with similar investment objectives over a comparable period of time; and
o  The availability, cost and value of alternative means of obtaining such services.

Compensation of Trustees

The Fund makes no payments to any of its officers for  services  performed  for the Fund.  The Fund pays the  Trustees  who are not interested persons an annual compensation of $65,000 to attend meetings of the Board of Trustees. A designated committee chairperson or "lead"  Trustee is compensated an additional  $2,500 per year for each such position. Trustees who are not interested persons of the Trust are reimbursed by the Trust for any expenses they may incur by reason of attending  Board meetings or in connection  with other  services  they may  perform in  connection  with their  duties as Trustees of the Trust.  The Trustees receive no pension or retirement benefits in connection with their service to the Fund.

For the fiscal year ended April 30, 2003, the Trustees of the Trust received the following amounts of compensation either  directly or in the form of payments made into a deferred compensation plan:

                                  Aggregate Compensation from    Total Compensation Paid by
Name, Position                                Fund                 Fund and Fund Complex/1/
-------------------------------------------------------------------------------------------
John O. Gilbert/2/                            -0-                            -0-
Trustee

Lawrence W. Stranghoener/2/                   -0-                            -0-
Trustee

Richard L. Gady                             $39,000                        $50,000
Trustee

F. Gregory Campbell                         $39,000                        $50,000
Trustee

Edward W. Smeds                             $39,000                        $50,000
Trustee

---------------------------
/1/ The "Fund Complex" includes the 20 series of The AAL Mutual Funds and the 14 portfolios of AAL Variable Product Series
    Fund, Inc.
/2/ "Interested person" of the Fund as defined in the Investment Company Act of 1940.

The Fund has adopted a deferred compensation plan for the benefit of the disinterested directors of the Fund who wish to defer receipt of a percentage of eligible compensation which they may otherwise be entitled to receive from the Fund. Compensation deferred is invested into The AAL Mutual Funds, the allocation of which is determined by the individual Trustee.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of May 30, 2003, the Trust's officers and Trustees owned less than 1% of the shares of any class of the Funds. As of May 30,
2003, the following account holders held in excess of 5% of a Fund's shares:

                     Name                                  Fund                                                      Percent Owned
----------------------------------------------------------------------------------------------------------------------------------
Thrivent Financial for Lutherans                The AAL Technology Stock Fund I                                            96.74%
625 Fourth Avenue South                         The AAL Aggressive Growth Fund I                                           95.81%
Minneapolis, MN  55415                          The AAL Small Cap Value Fund I                                             69.41%
                                                The AAL International Fund I                                               50.46%
                                                The AAL Small Cap Index Fund B                                             39.04%
                                                The AAL High Yield Bond Fund I                                             38.16%
                                                The AAL Mid Cap Index Fund I                                               37.03%
                                                The AAL Small Cap Value Fund B                                             31.45%
                                                The AAL Small Cap Index Fund A                                             29.28%
                                                The AAL Mid Cap Index Fund B                                               28.77%
                                                The AAL Mid Cap Index Fund A                                               19.69%
                                                The AAL Large Company Index Fund B                                         17.93%
                                                The AAL Small Cap Stock Fund I                                             17.86%
                                                The AAL Bond Cap Index Fund I                                              16.75%
                                                The AAL Aggressive Growth Fund B                                           10.87%
                                                The AAL Technology Stock Fund B                                            9.18%
                                                The AAL Bond Fund I                                                        7.62%
                                                The AAL Equity Income Fund I                                               5.85%

Maril & Co.                                     The AAL Municipal Bond Fund I                                              71.85%
c/o Marshall & Ilsley Trust Co.                 The AAL International Fund I                                               18.37%
PO Box 2977                                     The AAL Money Market Fund I                                                16.98%
Milwaukee, WI   53201                           The AAL Bond Fund I                                                        14.94%
                                                The AAL Small Cap Stock Fund I                                             9.64%
                                                The AAL Mid Cap Index Fund I                                               5.01%

Miter & Co.                                     The AAL Municipal Bond Fund I                                              14.30%
c/o Marshall & Ilsley Trust Co.                 The AAL Bond Cap Index Fund I                                              12.04%
PO Box 2977
Milwaukee, WI   53201

Binder, David A., Trustee                       The AAL Municipal Bond Fund I                                              7.30%
Carole A. Binder
6561 Bradley Avenue
St. Louis, MO   63139

Mitra & Co.                                     The AAL Balanced Fund I                                                    96.42%
c/o Marshall & Ilsley Trust Co.                 The AAL Mid Cap Stock Fund I                                               73.71%
1000 North Water Street TB14                    The AAL Capital Growth Fund I                                              68.50%
Milwaukee, WI   53202                           The AAL Equity Income Fund I                                               63.07%
                                                The AAL Large Company Index Fund I                                         49.22%
                                                The AAL Bond Fund I                                                        41.64%
                                                The AAL Small Cap Value I                                                  29.08%
                                                The AAL Mid Cap Index Fund I                                               20.86%

WELS Foundation, Inc. Trust                     The AAL High Yield Bond Fund I                                             24.25%
2929 N. Mayfair Road                            The AAL International Fund I                                               12.81%
Milwaukee, WI   53222                           The AAL Bond Fund I                                                        6.59%
                                                The AAL Equity Income Fund I                                               6.48%
                                                The AAL Small Cap Stock Fund I                                             5.57%

AAL Mid Cap Stock Fund                          The AAL Money Market Fund I                                                12.42%
625 Fourth Avenue South
Minneapolis, MN  55415

AAL Balanced Fund                               The AAL Money Market Fund I                                                11.77%
625 Fourth Avenue South
Minneapolis, MN  55415

AAL Bond Fund                                   The AAL Money Market Fund I                                                11.47%
625 Fourth Avenue South
Minneapolis, MN  55415

AAL Small Cap Stock Fund                        The AAL Money Market Fund I                                                9.85%
625 Fourth Avenue South
Minneapolis, MN  55415

Thrivent Investment Management Inc.             The AAL Money Market Fund I                                                9.47%
625 Fourth Avenue South
Minneapolis, MN  55415

AAL Capital Growth Fund                         The AAL Money Market Fund I                                                5.74%
625 Fourth Avenue South
Minneapolis, MN  55415

AAL Equity Income Fund                          The AAL Money Market Fund I                                                5.24%
625 Fourth Avenue South
Minneapolis, MN  55415

SEI Private Trust Company                       The AAL Equity Income Fund I                                               6.95%
1 Freedom Valley Drive
Oaks, PA   19456

National City Bank, Trustee                     The AAL Small Cap Stock Fund I                                             42.63%
FBO Lutheran Foundation, Inc.                   The AAL Large Company Index Fund I                                         38.80%
ATTN:  Mutual Funds 20/H03446111
PO Box 94984
Cleveland, OH   44101

Kissinger Lutheran Church                       The AAL High Yield Bond Fund I                                             22.83%
715 Berkshire Blvd.
Wyomissing, PA   19610

Lutheran Charities Foundation of                The AAL Mid Cap Index Fund I                                               17.48%
  St. Louis
211 N. Broadway #1290
St. Louis, MO   63102

Lutheran Community Foundation                   The AAL Mid Cap Index Fund I                                               10.11%
625 Fourth Avenue South #1415                   The AAL Bond Cap Index Fund I                                              7.23%
Minneapolis, MN   55415

Northern Trust Company, Custodian               The AAL Bond Cap Index Fund I                                              48.43%
FBO Lutheran Church - MI
801 S. Canal
PO Box 92956
Chicago, IL   60675

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Funds' investment adviser, Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") , was organized as a Delaware
corporation on July 29, 1986.   Thrivent Investment Mgt. is a wholly-owned subsidiary of Thrivent Financial Holdings, Inc., which, in turn, is a wholly-owned subsidiary of Thrivent Financial, a fraternal benefit society.  The officers and directors of Thrivent
Investment Mgt. who are affiliated with the Trust are set forth below under "Affiliated Persons".

Investment decisions for each of the Funds (except The AAL International Fund and The AAL High Yield Bond Fund) are made by Thrivent
Investment Mgt., subject to the overall direction of the Board of Trustees.  Thrivent Investment Mgt. also provides investment research and supervision of each of the Funds' investments (except The AAL International Fund and The AAL High Yield Bond Fund) and
conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of their assets.

Investment Subadvisers

Subject to the overall direction of the Board of Trustees, Thrivent Investment Mgt. provides the overall investment supervision of
The AAL International Fund and The AAL High Yield Bond Fund with investment decisions being made by investment subadvisers.

Oechsle International Advisors, LLC
Oechsle International Advisors, LLC ("Oechsle"), a Delaware limited liability company and a registered investment adviser, was founded in 1986. Oechsle specializes in international and global investments for institutional clients from its offices located in
Boston, London, Frankfurt and Tokyo.  Oechsle is controlled by Oechsle Group, LLC ("OIA Group"), which owns approximately 45% of
Oechsle.  The Executive Committee of OIA Group, whose members are L. Sean Roche, Stephen P. Langer, S. Dewey Keesler and Warren R.
Walker, also exercise control of OIA Group and, therefore, Oechsle.  Each member of OIA Group owns less than 25% of either firm.

Pacific Investment Management Company LLC
Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz
Dresdner Asset Management of America L.P. ("ADAM LP").  Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of
ADAM LP.  Allianz AG is a European-based, multinational insurance and financial services holding company.  Pacific Life Insurance
Company holds an indirect minority interest in ADAM LP.  PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach,
California 92660.

Significant institutional shareholders of Allianz AG currently include Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re") and
Bayerische Hypo-und Vereinsbank AG (Hypo Vereinsbank"). In mid 2001, Allianz AG acquired Dresdner Bank AG whose broker dealer subsidiaries include Dresdner Kleinwort Benson, Dresdner Kleinwort Wasserstein and Grantchester Securities. Such broker-dealers as well as others including Creidt Lyonnais SA, Credit Lyonnais SA, HVB Capital Markets, and UniCredit Banca Mobiliare S.p.A. that might be controlled by or affiliated with Allianz AG or these entities (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO.  Absent an SEC exemption or other relief, the Funds generally are precluded from effecting principal transactions with the Affiliated Brokers and its ability to purchase securities being underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions is subject to restrictions.  PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above materially adversely affect its ability to provide services to the Funds, the Funds' ability to take advantage of market opportunities, or the Funds' overall performance.

Affiliated Persons

The following directors and officers of Thrivent Investment Mgt., the Funds' investment adviser, are affiliated with the Trust:

Affiliated Person              Position with Thrivent Investment Mgt.
---------------------------------------------------------------------
John O. Gilbert                Chairman
Lawrence W. Stranghoener       Senior Vice President
Pamela J. Moret                Senior Vice President
James H. Abitz                 Senior Vice President and Chief Investment Officer
Charles D. Gariboldi           Vice President
Frederick P. Johnson           Vice President
James E. Nelson                Vice President and Assistant Secretary
Brenda J. Pederson             Vice President
Brett L. Agnew                 Assistant Secretary
John C. Bjork                  Assistant Secretary
Marlene J. Nogle               Assistant Secretary

The Advisory and Subadvisory Agreements

The advisory agreement provides that Thrivent Investment Mgt. will provide overall investment supervision of the assets of each
Fund.  Thrivent Investment Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser's duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser's affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c)
insurance premiums; (d) compensation and expenses of the Funds' Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the
Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust's shareholders; (j) all other expenses incidental to holding meetings of the Trust's shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; (l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the
Act.

The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory and subadvisory agreements are terminable upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular Fund, the advisory or subadvisory agreement, if any, is terminable by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

On August 28, 2002, the Board of Trustees of the Fund (the "Board"), including the Trustees who are not "interested persons" of
Thrivent Financial or the Fund ("Independent Trustees"), unanimously voted to approve the current investment advisory agreement
between the Fund and Thrivent Investment Mgt. as well as the current subadvisory agreements with the Subadvisers.   In connection
with its consideration of the current advisory agreement, the Board reviewed the current staff of the investment operations and their qualifications, the reasonableness of the advisory fees in relation to the fees  paid by comparable mutual funds, the extent
of the profits derived by the adviser, and the performance of the Funds.   After reviewing all of these factors, the Board
unanimously approved the current investment advisory agreement.

Advisory Fees

The advisory contract between Thrivent Investment Mgt. and the Trust provides for the following advisory fees:

                                                 Average Daily Net Assets in Millions

                                                 $0 to       $50 to     $100 to      $200 to      $500 to      $1,000 to     Over
Fund                                             $50         $100       $200         $500         $1,000       $5,000        $5,000
-----------------------------------------------------------------------------------------------------------------------------------
The AAL Technology Stock Fund/1/                 0.75%       0.75%      0.75%        0.75%        0.75%        0.75%         0.75%
The AAL Aggressive Growth Fund                   0.80%       0.80%      0.75%        0.75%        0.70%        0.70%         0.70%
The AAL Small Cap Stock Fund                     0.70%       0.70%      0.70%        0.65%        0.65%        0.65%         0.65%
The AAL Small Cap Index Fund II/2/               0.25%       0.25%      0.25%        0.25%        0.25%        0.25%         0.25%
The AAL Small Cap Value Fund/3/                  0.70%       0.70%      0.70%        0.70%        0.70%        0.70%         0.70%
The AAL Mid Cap Stock Fund                       0.70%       0.70%      0.70%        0.65%        0.65%        0.65%         0.65%
The AAL Mid Cap Index Fund                       0.25%       0.20%      0.20%        0.20%        0.20%        0.20%         0.20%
The AAL Mid Cap Index Fund II/4/                 0.25%       0.25%      0.25%        0.25%        0.25%        0.25%         0.25%
The AAL International Fund                       0.65%       0.60%      0.60%        0.60%        0.60%        0.60%         0.60%
The AAL Capital Growth Fund                      0.65%       0.65%      0.65%        0.65%        0.575%       0.50%         0.45%
The AAL Large Company Index Fund                 0.25%       0.175%     0.175%       0.175%       0.175%       0.175%        0.175%
The AAL Large Company Index Fund II/5/           0.25%       0.25%      0.25%        0.25%        0.25%        0.25%         0.25%
The AAL Equity Income Fund                       0.45%       0.45%      0.45%        0.45%        0.45%        0.45%         0.45%
The AAL Balanced Fund                            0.55%       0.55%      0.55%        0.55%        0.55%        0.55%         0.55%
The AAL High Yield Bond Fund                     0.55%       0.55%      0.55%        0.55%        0.55%        0.55%         0.55%
The AAL Municipal Bond Fund                      0.45%       0.45%      0.45%        0.45%        0.45%        0.45%         0.45%
The AAL Bond Fund                                0.45%       0.45%      0.45%        0.45%        0.45%        0.45%         0.45%
The AAL Bond Index Fund                          0.25%       0.175%     0.175%       0.175%       0.175%       0.175%        0.175%
The AAL Money Market Fund6                       0.50%       0.50%      0.50%        0.50%        0.45%        0.45%         0.45%

---------------
/1/  Effective January 1, 2003, the investment adviser's voluntary expense reimbursement for Class A and B shares is 1.00% and
     1.75%, respectively, of average daily net assets of The AAL Technology Stock Fund.  This temporary reimbursement may be discontinued at any time.
/2/  Effective January 1, 2003, the investment adviser's voluntary expense reimbursement for Class A and B shares is 0.15% and
     0.20%, respectively, of average daily net assets of The AAL Small Cap Index Fund II.  Thrivent Investment Mgt. has agreed to continue this temporary  reimbursement through at least December, 31, 2003.
/3/  Effective January 1, 2003, the investment adviser's voluntary expense reimbursement for Class A, Class B and Institutional shares is 0.50% of average daily net assets of The AAL Small Cap Value Fund. Thrivent Investment Mgt. has agreed to continue this temporary reimbursement through at least December, 31, 2003.
/4/  Effective January 1, 2003, the investment adviser's voluntary expense reimbursement for Class B shares is 0.50% of average daily net assets of The AAL Mid Cap Index Fund II. Thrivent Investment Mgt. has agreed to continue  this temporary reimbursement through at least December, 31, 2003.
/5/  Effective January 1, 2003, the investment adviser's voluntary expense reimbursement for Class A and B shares is 0.75% of average daily net assets of The AAL Large Company Index Fund II. Thrivent Investment Mgt. has agreed to continue this temporary reimbursement through at least December, 31, 2003.
/6/  Effective January 1, 2003, the investment adviser's voluntary expense reimbursement for Class A and B shares is 0.10% and
     0.15%, respectively, of average daily net assets of The AAL Money Market Fund. Subsequently, Thrivent Investment Mgt. agreed to
     increase the expense reimbursement of Class B shares to 0.40% of average daily net assets.   Thrivent Investment Mgt. has
     agreed to continue this temporary reimbursement through at least December, 31, 2003.

The AAL International Fund has entered into a subadvisory agreement with Oechsle International Advisors, LLC, which is paid 0.40 of 1% on the first $50 million of average daily net assets and 0.35 of 1% of the average daily net assets over $50 million (payable from the annual advisory fee paid to the advisor).

The AAL High Yield Bond Fund has entered into a subadvisory agreement with Pacific Investment Management Company (PIMCO), which is paid 0.25% of average daily net assets (payable from the annual advisory fee paid to the advisor).

Thrivent Investment Mgt. has agreed, through at least December 31, 2003, to waive a certain portion of its advisory fees and to bear certain expenses associated with operating The AAL Small Cap Value Fund, AAL Small Cap Index Fund II, AAL Large Company Index Fund
II, AAL Mid Cap Index Fund II,  and AAL Money Market Fund.   Thrivent Investment Mgt. has also agreed to temporarily waive a certain portion of its advisory fees and to bear certain expenses associated with operating The AAL Technology Fund, and it may discontinue
the waiver and expense reimbursement with respect to The AAL Technology Fund at any time.   The following table shows the advisory
fees for the past three fiscal years ended April 30, 2003, paid by each of the Funds respectively:

Fund                                                           April 30, 2003            April 30, 2002            April 30, 2001
---------------------------------------------------------------------------------------------------------------------------------
The AAL Technology Stock Fund                                        $243,729                  $308,209                  $168,051
The AAL Aggressive Growth Fund                                       $305,890                  $361,372                  $218,935
The AAL Small Cap Stock Fund                                       $2,114,767                $2,230,091                $1,772,269
The AAL Small Cap Index Fund II                                       $53,330                   $43,882                   $23,125
The AAL Small Cap Value Fund                                         $211,398                   $77,084                       N/A
The AAL Mid Cap Stock Fund                                         $4,862,866                $5,695,996                $5,911,360
The AAL Mid Cap Index Fund                                            $51,414                   $43,958                   $28,099
The AAL Mid Cap Index Fund II                                         $75,179                   $59,404                   $29,497
The AAL International Fund                                           $923,652                $1,085,666                $1,429,018
The AAL Capital Growth Fund                                       $15,729,371               $19,959,310               $22,712,685
The AAL Large Company Index Fund                                     $138,172                  $113,771                   $67,919
The AAL Large Company Index Fund II                                   $78,473                   $66,989                   $34,272
The AAL Equity Income Fund                                         $1,123,589                $1,401,826                $1,380,613
The AAL Balanced Fund                                              $1,823,420                $1,776,745                $1,637,330
The AAL High Yield Bond Fund                                         $647,936                  $711,992                  $769,575
The AAL Municipal Bond Fund                                        $2,980,921                $2,566,030                $2,197,146
The AAL Bond Fund                                                  $2,444,043                $2,018,823                $1,730,150
The AAL Bond Index Fund                                              $174,765                   $95,930                   $36,461
The AAL Money Market Fund                                          $2,458,033                $2,459,570                $2,051,893

During the last three fiscal years ended April 30, Thrivent Investment Mgt., as the adviser, voluntarily reimbursed certain expenses for the Funds.  Actual advisory fees net of reimbursements were as follows:

Fund                                                          April 30, 2003            April 30, 2002            April 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
The AAL Technology Stock Fund                                       $135,123                  $305,801                  $168,051
The AAL Aggressive Growth Fund                                      $302,951                  $361,372                  $218,935
The AAL Small Cap Stock Fund                                      $2,060,657                $2,213,602                $1,772,269
The AAL Small Cap Index Fund II                                      $42,060                   $43,689                   $23,125
The AAL Small Cap Value Fund                                        $152,963                   $75,907                       N/A
The AAL Mid Cap Stock Fund                                        $4,778,980                $5,660,232                $5,884,393
The AAL Mid Cap Index Fund                                           ($7,379)*                ($76,726)*                ($96,476)*
The AAL Mid Cap Index Fund II                                        $69,892                   $59,001                   $29,497
The AAL International Fund                                          $923,652                $1,085,666                $1,429,018
The AAL Capital Growth Fund                                      $15,683,154               $19,940,967               $22,712,685
The AAL Large Company Index Fund                                     $71,139                  ($23,660)*                ($63,662)*
The AAL Large Company Index Fund II                                    ($622)*                 $66,640                   $34,272
The AAL Equity Income Fund                                        $1,088,834                $1,387,536                $1,380,613
The AAL Balanced Fund                                             $1,771,358                $1,681,792                $1,536,817
The AAL High Yield Bond Fund                                        $526,750                  $492,679                  $645,075
The AAL Municipal Bond Fund                                       $2,964,095                $2,284,232                $1,815,840
The AAL Bond Fund                                                 $2,388,294                $1,697,273                $1,341,605
The AAL Bond Index Fund                                             $109,283                  ($40,322)*                ($76,576)*
The AAL Money Market Fund                                         $1,804,717                $1,631,360                $1,135,025

*Reimbursements exceeded advisory fees.

The subadvisory fee for The AAL International Fund is payable from the maximum 0.65% annual advisory fee paid to the adviser. The subadvisory fee for The AAL High Yield Bond Fund is payable from the maximum 0.55% annual advisory fee paid to the adviser. The advisory agreement and subadvisory agreements for The AAL International and High Yield Bond Funds provide that subject to Section 36 of the Act, neither the adviser nor subadviser shall be liable to the Trust for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Trust and the performance of their duties under the advisory agreement except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreements.

Code of Ethics

Rule 17j-1, promulgated under Section 17(j) of the Investment Company Act of 1940, makes it illegal for persons associated with the
Fund, the adviser or subadviser, who have knowledge of portfolio securities trades that the Fund makes or intends to make, to use that information in a manner that benefits that person and/or harms the Fund. To protect the Fund against such conduct, the Fund, the adviser and sub-adviser have adopted codes of ethics in accordance with requirements established under Rule 17j-1. The codes of ethics do not prohibit persons who have knowledge of the Funds' portfolio securities trades from investing in the same securities;
however, the codes of ethics establishes time frames, prior approval procedures and reporting requirements designed to assure that persons who have knowledge of the Funds' portfolio securities actual trades, or anticipated trades, cannot use that information in a manner which is to their benefit and detrimental to the Fund.

12b-1 Distribution Plan

The Funds have adopted a distribution plan for Class A and Class B shares (the "Distribution Plan" or "Plan") pursuant to Rule 12b-1
(the "Rule") under the 1940 Act.

The Distribution Plan authorizes the distributor, Thrivent Investment Mgt., to make certain payments (either as a 12b-1 distribution fee or a service fee) to any qualified recipient. As defined in the Plan, the qualified recipient must have rendered assistance in the distribution of the Funds' shares (such as selling or placing the Funds' shares, or providing administrative assistance, such as maintaining sub-accounting or other records). The Plan authorizes the distributor to purchase advertising for the Funds' shares, to pay for sales literature and other promotional material, and to make payments to the sales personnel. The Distribution Plan does not cover Institutional shares. As a result, the Funds may not make any payments pursuant to the Plan in connection with Institutional shares.

The Funds' Rule 12b-1 Plan reimburse any payments made or expenses incurred in accordance with the Plan to qualified recipients for
Class A and Class B shares as follows:

Class A Shares - All Funds
In a given fiscal year, the Funds, pursuant to the Plan, pay up to a limit of 0.25 of 1% of the average net assets (0.125 of 1% for
The AAL Money Market Fund) as a service fee for Class A shares. The Funds do not reimburse or pay for expenses of past fiscal years or in contemplation of expenses for future fiscal years.

Class B Shares - All Funds
In a given fiscal year, the Funds pay up to a limit of 0.75 of 1% of the average daily net assets as a 12b-1 distribution fee and up to a limit of 0.25 of 1% of the average daily net assets (0.125 of 1% for The AAL Money Market Fund) as a service fee for Class B shares. Pursuant to the Plan, the Funds do not reimburse or pay for expenses of past fiscal years or in contemplation of expenses for future fiscal years.

The Plan authorizes without limit any payments by a Fund for Class A and Class B shares that are "primarily intended to result in the sale of shares" issued by a Fund within the meaning of the Rule under the Plan. Such payments shall not be included in the limitations contained in the Plan, including: (a) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments; (b) the costs of preparing, printing and mailing of all
Prospectuses to shareholders; (c) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (d) all legal and accounting fees relating to the preparation of any such reports, Prospectuses, proxies and proxy statements; (e) all fees and expenses relating to the qualification of the Funds and or their shares under the securities or "Blue Sky" laws of any jurisdiction;
(f) all fees under the Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (g) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance, (h) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (i) all costs of responding to telephone or mail inquiries of shareholders.

The Plan also states that the distribution costs of the Trust's Class A and Class B shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the distributor. The adviser's profits, if any, are primarily dependent on the advisory fees paid by the Funds to the adviser. If and to the extent that any investment advisory fees paid by the Funds might, in view of any excess distribution costs and the common ownership of the adviser and distributor, be considered as indirectly financing any activity primarily intended to result in the sale of shares issued by the
Funds, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the Act as to any investment advisory contract to which the Trust is a party, the Board of Trustees, including its Trustees who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the
Plan or any agreements related to the Plan ("Qualified Trustees"), shall, in acting on the terms of any such contract, apply the
"fiduciary duty" standard contained in Sections 36(a) and (b) of the Act.

The Plan requires that while it is in effect, the distributor, shall report in writing at least quarterly to the Trustees, and the
Trustees shall review, the following: (a) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payments were made; (b) the amounts of expenses and the purpose of each such expense; and (c) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter. The amount paid by the Funds to the distributor under the Plan for Class A shares for the fiscal year ended April 30, 2003, and the manner in which this amount was spent is as follows:

           The AAL Technology Stock Fund                                        Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $66,129              $22,214
                  Expenditures:
                      Compensation to Registered Representatives                   $63,802              $30,387
                      Other                                                        $31,845              $15,167

           The AAL Aggressive Growth Fund                                       Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $75,261              $30,337
                  Expenditures:
                      Compensation to Registered Representatives                   $73,961              $38,291
                      Other                                                        $29,579              $15,314

           The AAL Small Cap  Stock Fund                                        Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $697,373             $245,689
                  Expenditures:
                      Compensation to Registered Representatives                   $701,961             $134,136
                      Other                                                        $264,150             $50,476

           The AAL Small Cap  Index Fund II                                     Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $48,437              $19,570
                  Expenditures:
                      Compensation to Registered Representatives                   $37,361              $16,027
                      Other                                                        $41,728              $17,901

           The AAL Small Cap  Value Fund                                        Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $62,455              $24,420
                  Expenditures:
                      Compensation to Registered Representatives                   $57,379              $12,738
                      Other                                                        $67,775              $15,046

           The AAL Mid Cap  Stock Fund                                          Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $1,715,144           $255,561
                  Expenditures:
                      Compensation to Registered Representatives                   $1,722,160           $146,900
                      Other                                                        $  422,178         $   36,012

           The AAL Mid Cap Index Fund II                                        Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $68,818              $25,445
                  Expenditures:
                      Compensation to Registered Representatives                   $57,334              $23,734
                      Other                                                        $46,472              $19,238

           The AAL International Fund                                           Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $347,762             $76,291
                  Expenditures:
                      Compensation to Registered Representatives                   $351,425             $52,416
                      Other                                                        $113,558             $16,938

           The AAL Capital Growth Fund                                          Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $6,918,126           $947,358
                  Expenditures:
                      Compensation to Registered Representatives                   $6,966,837           $557,193
                      Other                                                        $1,464,733           $117,146

           The AAL Large Company Index Fund II                                  Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $71,773              $26,799
                  Expenditures:
                      Compensation to Registered Representatives                   $63,290              $29,036
                      Other                                                        $39,630              $18,181

           The AAL Equity Income Fund                                           Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $581,946             $96,089
                  Expenditures:
                      Compensation to Registered Representatives                   $679,971             $56,401
                      Other                                                        $76,455              $   6,342

           The AAL Balanced Fund                                                Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $682,206             $203,103
                  Expenditures:
                      Compensation to Registered Representatives                   $672,220             $116,405
                      Other                                                        $218,780             $   37,885

           The AAL High Yield Bond Fund                                         Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $271,176             $64,628
                  Expenditures:
                      Compensation to Registered Representatives                   $259,759             $43,030
                      Other                                                        $  88,788            $14,708

           The AAL Municipal Bond Fund                                          Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $1,614,415           $119,392
                  Expenditures:
                      Compensation to Registered Representatives                   $1,513,755           $70,431
                      Other                                                        $    358,562         $16,683

           The AAL Bond Fund                                                    Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $1,264,275           $107,325
                  Expenditures:
                      Compensation to Registered Representatives                   $1,095,188           $60,403
                      Other                                                        $  410,108           $22,619

           The AAL Money Market Fund                                            Class A Shares        Class B Shares
                  12b-1 Fees Paid by the Fund                                      $478,460             $26,132
                  Expenditures:
                      Compensation to Registered Representatives                   $ 81,698             $24,828
                      Other                                                        $133,086             $40,445

Management and the Board of Trustees believe that the Distribution Plan and the service and 12b-1 fees have a positive impact on the
Funds' sales and the Funds' retention of assets, both of which are beneficial to the Funds and the Funds' shareholders.

The Trust's shareholders approved the Plan at the Trust's first meeting of shareholders held on September 13, 1988. The Plan at that time and up until January 8, 1997 included only the shares now referred to as Class A shares. As of January 8, 1997, the Plan includes Class B shares. The Plan as Amended and Restated was approved by the sole shareholder of the Trust's Class B shares on
January 8, 1997. The Plan will continue in effect from year-to-year only so long as such continuance is specifically approved at least annually by the Board of Trustees and the Qualified Trustees (as defined in the Plan) cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by a vote of a majority of the
Qualified Trustees. The Plan also may be terminated by the vote of the holders of a majority of the outstanding voting securities for each class of shares of the Trust. The Plan may be terminated with respect to any Fund by the vote of a majority of the outstanding shares for each class of such Fund. The Plan may not be amended to increase materially the amount of payments to be made for the separate class shares without shareholder approval of the class. While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust is committed to the discretion of such disinterested Trustees. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Additional Information

Custodian
The custodian for the Funds is  State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The custodian is responsible for holding the Funds' assets.

Administrative Services Agreement
Pursuant to an Administrative Services Agreement (Agreement) between the Funds and Thrivent Financial, effective January 1, 1999,
Thrivent Financial provides certain administrative, accounting and pricing services to the Funds. These administrative services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on subadviser communications (Oechsle's communications regarding The AAL International Fund); and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Funds.

The principal reason for having Thrivent Financial provide these services is cost. Thrivent Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The  payments for the past three fiscal years are shown below.

Fund Name                                                  2003                2002               2001
---------                                                  ----                ----               ----
The AAL Technology Stock Fund                             $27,500            $27,500             $40,000
The AAL Aggressive Growth Fund                            $27,500            $27,500             $40,000
The AAL Small Cap Stock Fund                              $55,000            $55,000             $55,000
The AAL Small Cap Index Fund II                           $27,500            $27,500             $37,500
The AAL Small Cap Value Fund                              $27,500            $27,500             $40,000
The AAL Mid Cap Stock Fund                                $75,000            $75,000             $55,000
The AAL Mid Cap Index Fund                                $27,500            $27,500             $35,000
The AAL Mid Cap Index Fund II                             $27,500            $27,500             $37,500
The AAL International Fund                                $50,000            $50,000             $60,000
The AAL Capital Growth Fund                              $145,000           $145,000             $55,000
The AAL Large Company Index Fund                          $27,500            $27,500             $35,000
The AAL Large Company Index Fund II                       $27,500            $27,500             $37,500
The AAL Equity Income Fund                                $55,000            $55,000             $55,000
The AAL Balanced Fund                                     $55,000            $55,000             $55,000
The AAL High Yield Bond Fund                              $45,000            $45,000             $50,000
The AAL Municipal Bond Fund                               $50,000            $50,000             $50,000
The AAL Bond Fund                                         $50,000            $50,000             $50,000
The AAL Bond Index Fund                                   $27,500            $27,500             $35,000
The AAL Money Market Fund                                 $50,000            $50,000             $50,000

The agreement continues in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the agreement must also be approved at least annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on
60-days' notice. The agreement provides that neither Thrivent Financial, nor its personnel, shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

Shareholder Maintenance Agreement
The Board of Trustees authorized the Funds to contract with Thrivent Investment Mgt. for certain shareholder maintenance services, amended and restated November 28, 2001. These shareholder services include answering customer inquiries regarding account status, explaining and assisting customers with the exercise of their account options and facilitating shareholder telephone transaction requests.

The annual fee payable to Thrivent Investment Mgt. for providing such shareholder services is based upon, and limited by, the difference between the current account fees actually charged by PFPC, INC, as transfer and dividend disbursing agent, and the normal full-service fee schedule published by PFPC, INC (effective February 10, 2001, PFPC is the transfer and dividend disbursing agent).
The annual fee is also based on reimbursement for certain actual out-of-pocket costs including postage and telephone charges. This account differential, including reimbursement for expenses, is at an annualized rate of $3.60 per account, effective April 30, 2002.
The shareholder maintenance agreement continues in effect from year to year, as long as it is approved at least annually by the
Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the agreement must be approved annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days notice. The Agreement provides that neither the adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the
Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement. These fees are not currently assessed against the Funds but may be in the future.

Independent Accountants
PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202,  serves as the Trust's  independent accountants, providing professional services including audits of the Funds' annual financial statements, assistance and consultation in connection with Securities and Exchange Commission  filings,  and review of the annual income tax returns filed on behalf of the
Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Thrivent Investment Mgt., as the adviser, Oechsle as the subadviser for The AAL International Fund  and PIMCO as the subadviser for
The AAL High Yield Bond Fund direct the placement of orders for the purchase and sale of the Funds' portfolio securities.

The securities transaction costs for each Fund consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments generally trade on a net basis and do not involve either brokerage commissions or transfer taxes.

Occasionally, we may purchase securities directly from the issuer for a Fund. For securities traded primarily in the over-the-counter market, we deal with the sellers who make a market in the securities directly unless we can find better prices and execution available elsewhere. Such dealers usually act as principals for their own account. In placing portfolio transactions, we seek the best combination of price and execution.

In determining which brokers provide best execution, Thrivent Investment Mgt. looks primarily at the prices quoted by the brokers.
Normally, we place orders with the broker who has the most favorable prices. Ordinarily, we expect to execute securities transactions in the primary markets. In assessing the best net price, we consider all relevant factors. The relevant factors include the security market's breadth, the security's price, the broker or dealer's financial condition and execution capability and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Although we are the sole distributors for the Funds' shares, we (as the adviser) may in the future consider the willingness of particular brokers to sell the
Funds' shares as a factor in the selection of brokers for the Funds' portfolio transactions. However, our selection would still be subject to the overall best price and execution standard.

Assuming equal execution capabilities, we may take into consideration other factors in selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available. We may consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations (specifically the quotations necessary to determine the Funds' net asset values), and other information provided to us or the subadvisers for The
AAL International Fund and The AAL High Yield Bond Fund (or their affiliates). We may also cause a Fund to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. We must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided. The commission must be reasonable in terms of that particular transaction or in terms of all the accounts over which we, as an adviser, exercise investment discretion. It is possible that certain of the services received by us attributable to a particular transaction benefit one or more other accounts for which we exercise investment discretion.

As noted above, we may purchase new issues of securities for the Fund's in underwritten fixed price offerings.  In these situations, the underwriter or selling group member may provide us with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients.  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other clients, and us without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions.  However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.  As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

Affiliated Transactions

Subject to applicable SEC rules, as well as other regulatory  requirements,  PIMCO has been authorized to allocate orders with respect to The AAL High Yield Bond Fund to the following brokers or dealers affiliated with PIMCO:

           Bayer. HypoVereinsbank AG
           Contemporary Financial Solutions
           Credit Lyonnais SA
           DDC Securities Inc.
           Dresdner Bank AG
           Dresdner Kleinwort Benson  (part of Dresdner Bank AG)
           Dresdner Kleinwort Wasserstein
           Dresdner Kleinwort Wasserstein - Grantchester, Inc.
           Dresdner Kleinwort Wasserstein Securities LLC
           Freeman Securities
           Grantchester Securities, Inc.
           HPV  (same as Bayer. HypoVereinsbank AG)
           HVB Capital Markets  (part of Bayer. HypoVereinsbank AG)
           HVB Corporate Markets
           HypoVereinsbank  (same as Bayer. HypoVereinsbank AG)
           Munchener Ruckversicherungs-Gesellschaft AG (Munich Re)
           Munich Re  (same as Munchener Ruckversicherungs-Gesellschaft AG) (Munic)
           NALAC Financial Plans LLC
           National Discount Brokers Group, Inc  (same as NDB Capital Markets)
           NDB Capital Markets
           Nicholas-Applegate Securities
           OCC Distributors
           Pacific Select Distributors
           PIMCO Advisors Distributors LLC
           Pryor, Counts & Co. Inc.*
           UBM  (same as UniCredit Banca Mobiliare S.p.A.)
           UniCredit Banca Mobiliare S.p.A.
           USAllianz Investor Services, LLC
           USAllianz Securities, Inc.
           Wasserstein Perella & Co.  (now called Dresdner Kleinwort Wasserstein)
           Waterstone Financial Group

The Funds paid the following brokerage commissions in each of the past three fiscal years:

                                                                   Brokerage Commissions as of April 30
Fund Name                                                      2003                2002                 2001
---------                                                      ----                ----                 ----
The AAL Technology Stock Fund                              $ 133,900                   --                  --
The AAL Aggressive Growth Fund                                97,571                   --                  --
The AAL Small Cap Stock Fund                               1,470,566                   --                  --
The AAL Small Cap Index Fund II                               15,298                   --                  --
The AAL Small Cap Value Fund                                 251,907                   --                  --
The AAL Mid Cap Stock Fund                                 1,326,742                   --                  --
The AAL Mid Cap Index Fund                                     9,208                   --                  --
The AAL Mid Cap Index Fund II                                 14,684                   --                  --
The AAL International Fund                                   270,356                   --                  --
The AAL Capital Growth Fund                                  704,582                   --                  --
The AAL Large Company Index Fund                              16,390                   --                  --
The AAL Large Company Index Fund II                           12,590                   --                  --
The AAL Equity Income Fund                                   496,928                   --                  --
The AAL Balanced Fund                                         98,689                   --                  --
The AAL High Yield Bond Fund*                                  6,398                   --                  --
The AAL Municipal Bond Fund                                        0                   --                  --
The AAL Bond Fund                                                  0                   --                  --
The AAL Bond Index Fund                                            0                   --                  --
The AAL Money Market Fund                                          0                   --                  --
Total                                                     $4,925,809           $4,972,752          $8,477,031

*    Amount paid to affiliated  broker-dealer  was $500 for the fiscal year ended April 30, 2003,
     $1,712  for the fiscal  year  ended  April 30,  2002,  and $1,875 for the fiscal  year ended
     April 30, 2001.

The table below indicates the total amount of brokerage commissions paid by each Fund to firms that provided research services and the aggregate amount of transactions relating to such commissions for the fiscal year ended April 30, 2003.  The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

                                                                                   Aggregate
Fund Name                                                  Commissions           Transactions
---------                                                  -----------           ------------
The AAL Technology Stock Fund                                 $ 115,020          $  31,127,862
The AAL Aggressive Growth Fund                                   76,273             42,527,584
The AAL Small Cap Stock Fund                                  1,374,772            539,543,668
The AAL Small Cap Index Fund II                                   2,643              1,833,672
The AAL Small Cap Value Fund                                    196,505             69,815,125
The AAL Mid Cap Stock Fund                                    1,294,750            673,419,821
The AAL Mid Cap Index Fund                                        2,061              6,395,053
The AAL Mid Cap Index Fund II                                     2,750              8,115,442
The AAL International Fund                                      258,569          1,851,236,302
The AAL Capital Growth Fund                                     701,910            440,513,985
The AAL Large Company Index Fund                                  3,049             11,168,801
The AAL Large Company Index Fund II                               1,818              6,133,063
The AAL Equity Income Fund                                      490,295            308,325,491
The AAL Balanced Fund                                            70,467             38,604,118
The AAL High Yield Bond Fund                                         41                300,000
The AAL Municipal Bond Fund                                           0                      0
The AAL Bond Fund                                                     0                      0
The AAL Bond Index Fund                                               0                      0
The AAL Money Market Fund                                             0                      0

Certain Funds' portfolio trades generated directed brokerage credits to be used against custodian fees. Shareholders benefit under this arrangement, as the net expenses of the Funds do not include such custodian fees. For the year ended April 30, 2003, the following Fund's expenses were reduced: $6,074 for The AAL Technology Stock Fund, $4,628 for The AAL Small Cap Stock Fund, $1,966
for The AAL Small Cap Value Fund, $3,015 for The AAL Mid Cap Stock Fund, $3,521 for The AAL Capital Growth Fund, $3,810 for The AAL
Balanced Fund and $9,264 for The AAL Equity Income Fund.

CAPITAL STOCK AND OTHER SECURITIES

The AAL Mutual Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Declaration also permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Pursuant to this authority, the Trustees have issued Class A, Class B and Institutional shares for the Funds, except for The AAL U.S. Government Zero Coupon Target Fund 2006.
Each class share represents an interest in a Fund proportionately equal to the interest of each other share in its class. If the
Trust liquidated the Funds' shares, all shareholders of a Fund would share pro rata in its net assets for the class available for distribution to shareholders. If the Board deems it advisable and in the best interests of shareholders, it may create additional share classes. These share classes may differ from each other only as to dividends or, as is the case with the Funds, as to assets and liabilities. Where share classes differ in regards to assets and liabilities, the different classes are referred to as the different series of the Funds (e.g., The AAL Bond Fund is a series of The AAL Mutual Funds). Within each series, the different classes of shares are referred to as different share classes, such as Class A, Class B and Institutional shares. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The Trustees allocate income and operating expenses among the different Funds' series and classes of shares fairly.

Except for the election of Trustees and ratification of the selection of independent accountants, any matter that the Funds are required to submit to the shareholders for a vote is not deemed to be effective unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each Series affected by the matter.

Except for The AAL Small Cap Stock, Mid Cap Stock, Balanced, and High Yield Bond Funds, each Fund's investment objective is a fundamental policy. As such, only a vote of a "majority of outstanding voting securities" can change a Fund's investment objective.
A majority means the approval of the lesser of: (1) 67% or more of the voting securities at a meeting if the holders of more than
50% of the outstanding voting securities of a Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchases of Class A shares (other than The AAL Money Market Fund) carry an initial sales charges and  purchases of Class B shares carry a contingent deferred sales  charge.  This is  explained  in the  section of the Funds'  prospectus  for Class A and B shares relating to such shares  entitled, "Choosing Your Class of  Shares",  which also  lists ways to reduce or avoid  sales  charges on subsequent purchases. Institutional Class shares do not have a sales charge.

In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

           o  directors and regular  full-time and regular  part-time  employees of Thrivent  Financial and its  subsidiaries  and affiliates;

           o  members of Thrivent Financial's sales force and a spouse or minor child of a sales force member; and

           o  any trust, pension, profit-sharing or other benefit plan for such persons.

Full-Time Employees

Regular full-time and regular part-time employees  of  Thrivent  Financial  are  persons  who are defined as such by the  Thrivent
Financial Human Resources Policy Manual.

Restriction on Sale of Shares Purchased

Sales to any of the persons or groups mentioned in this section are made only with the purchaser's written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.

Pricing of Shares

We generally determine the Funds' net asset value only on the days when the New York Stock Exchange ("NYSE") is open for trading. We will not determine the net asset value on days when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays and on
New Years' Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or
Sunday, the NYSE closes on the preceeding Friday or the following Monday, respectively.

We determine the net asset value for a Fund by adding the value of a Fund's assets, subtracting the Fund's liabilities, and dividing the balance by the total number of shares outstanding. In determining the current market value for securities traded or listed on an exchange, we use the last sale price on the exchange where the securities primarily trade. For securities that have readily available market quotations, we use an over-the-counter or exchange bid quotation. When a Fund holds securities or other assets that either do not have readily available market quotations or are restricted, we value them at fair market value, as we determine in good faith under the direction of our Board of Trustees. We may use pricing services in determining the current or fair market value of securities held in the Funds' portfolios. We value money market instruments with a remaining maturity of 60 days or less on an amortized costs basis. We comply with the SEC's requirements for using an amortized cost valuation method.

Many long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities and foreign securities do not have reliable market quotations and are not considered to be readily available for purchase or sale.

To determine the current or fair market value for debt securities, we may, and generally will, use a pricing service or services approved by the Board of Trustees. A pricing service generally will determine valuations based upon normal, institutional-size trading units of such securities using market transactions for comparable securities and various relationships between securities generally recognized by institutional traders.

We generally price foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, we may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank. The bank must be a regular participant in the foreign exchange market. We also may price foreign securities on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If management does not have any of these alternatives available or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the
Board of Trustees, in good faith, will establish a conversion rate for such currency.

Foreign securities may not be traded on all days when the NYSE is open. Also, foreign securities may trade on Saturdays and other days when the NYSE is not open and when we do not calculate the Funds' net asset values. We value foreign securities primarily listed and/or traded in foreign markets at the price as of the close on its primary market. Unless we determine (under the supervision of the Board of Trustees) that material events have occurred affecting the value of a Fund's foreign securities between the time the foreign securities' primary market closed and the close of the NYSE, we will not reflect the change in the Fund's net asset value. As a result, trading on days when a Fund is not accepting purchases or redemptions may significantly affect a Fund's net asset value.

Generally, U.S. government securities and other fixed income securities complete trading at various times prior to the close of the
NYSE. For purposes of computing net asset value, we use the market value of any such securities as of the time their trading day ends.

Occasionally, events affecting the value of such securities may occur between the times these markets close and the time the NYSE closes. We generally will not reflect these events in the computation of a Fund's net asset value, unless they are material. If there is a material event, we will value such securities at their fair value as determined in good faith by the Board of Trustees.

The AAL Money Market Fund-Amortized Cost Valuation
We value The AAL Money Market Fund's portfolio securities on the basis of their amortized cost. Amortized cost is an approximation of market value, whereby the difference between acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In addition, if a large number of redemptions take place at a time when interest rates have increased, we may have to sell portfolio securities for a Fund prior to maturity and at a less desirable price.

Although we cannot assure you that we will be able to do so, we will use our best efforts to maintain a net asset value of $1.00 per share for purchases and redemptions of The AAL Money Market Fund. The Board of Trustees has established procedures for this purpose.
These procedures require us to review the extent of any deviation in the Fund's net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should the deviation exceed 1/2 of 1% for the Fund, the Board of Trustees will promptly consider whether we should initiate efforts to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations. We maintain a dollar-weighted average portfolio maturity of 90 days or less for the Fund. We also do not purchase any instrument deemed to have a remaining maturity greater than 397 days. We limit portfolio investments, including repurchase agreements, to those dollar denominated instruments that the Board of Trustees determines present minimal credit risks as advised by the adviser. We also comply with the SEC requirements on the quality of certain portfolio securities for money market funds using the amortized cost method of valuation. We also comply with the SEC reporting and record keeping procedures regarding money market funds. We cannot assure you that we can maintain a constant net asset value at all times. In the event amortized cost ceases to represent fair value, the Board of Trustees will take appropriate action.

Redemptions

We intend to pay all redemptions in cash. We are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of a Fund during any 90-day period for any one shareholder. However, we may pay redemptions in excess of such limit in whole or part by a distribution in kind of securities. If and to the extent we redeem shares in kind, you, as a redeeming shareholder likely will incur brokerage fees in selling the securities received. Additionally, until you sell the securities there is the risk they could lose value.

We reserve the right for each Fund to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of a Fund's portfolio securities or valuation of its net assets not reasonably practicable.

TAXATION OF THE FUNDS

The following is only a summary of certain tax considerations generally affecting the Funds and shareholders. We urge you to consult your tax advisors with specific reference to your own tax situations, including state and local tax liability.

Dividends, Distributions and Taxes

Dividends from net investment income and short-term capital gains (collectively "income dividends") that we distribute to you from
The AAL Technology Stock, Aggressive Growth, Small Cap Stock, Small Cap Value, Mid Cap Stock, International, Capital Growth, Equity
Income, Large Company Index, Large Company Index II, Mid Cap Index, Mid Cap Index II, Small Cap Index II, Balanced, High Yield Bond,
Bond Index, Bond and Money Market Funds are taxable to you as ordinary income whether we have paid these distributions in cash or additional shares. Any long-term capital gains (capital gains distributions) that we distribute to you from the Funds are taxable to you as long-term capital gains, whether we have paid these distributions in cash or additional shares. Long-term capital gains are treated as long-term capital gains regardless of the length of time you have owned the shares. We distribute substantially all of the Funds' net investment income and net realized long-term capital gains to avoid the imposition of federal income and excise tax liability. We pay any dividends for The AAL Technology Stock, Aggressive Growth, Small Cap Stock, Small Cap Value, Mid Cap Stock,
International, Large Company Index II, Mid Cap Index II and Small Index II Funds annually. We pay any dividends for The AAL Capital
Growth Fund semi-annually and we pay any dividends for the AAL Equity Income and Balanced Funds quarterly. We accrue income dividends daily and pay any dividends monthly for The AAL High Yield Bond, Bond Index, Bond and Money Market Funds. We expect to distribute any capital gains annually for these Funds.

The AAL Municipal Bond Fund
This Fund expects to accrue any income dividends daily and distribute any net investment income in monthly dividends. We distribute any net realized capital gains at least annually. Dividends derived from the interest earned on municipal securities constitute
"exempt-interest dividends." Generally, exempt-interest dividends are not subject to federal income tax. Distributions of net realized capital gains (whether from tax-exempt or taxable securities) are taxable to shareholders. We report the federal income tax status of all distributions to shareholders annually. In the report, we allocate income dividends between tax-exempt and taxable income (if any) in approximately the same proportions as the Fund's total income during the year. Accordingly, income derived from each of these sources by the Fund may vary substantially in any particular distribution period from the allocation reported to shareholders annually.

You may not be able to deduct any interest expense you incur on money borrowed to purchase or carry shares of the Fund for federal income tax purposes. You also may be subject to state and local taxes on dividends from this Fund, including those, which are exempt from federal income tax.

If you or your entity are "substantial users" (or persons who are related to "substantial users") of facilities financed by industrial revenue bonds, you or your entity should consult your tax advisers before purchasing shares of The AAL Municipal Bond
Fund. The term "substantial user" is defined generally to include a "nonexempt person" who regularly uses, in trade or business, a part of a facility financed from the proceeds of industrial development revenue bonds.

The 1986 Tax Reform Act subjects tax-exempt interest attributable to certain" private activity bonds" to the individual and corporate alternative minimum tax. Such tax-exempt interest includes, in the case of a regulated investment company receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that company. We limit our investment in private activity bonds to no more than 20% of the Fund's assets. Certain corporate shareholders may be subject to a federal
"environmental" tax with respect to their receipt of dividends and distributions.

The use of options and futures for The AAL Municipal Bond Fund portfolio may result in taxable income. You should consult your personal tax adviser to determine the consequences of federal, state and local taxes.

The AAL International Fund -- Foreign Withholding Tax

We may be subject to income and withholding taxes on income and gains derived from The AAL International Fund's investments outside the U.S. Our payment of such foreign taxes reduces the yield on investments for the Fund. Tax treaties between certain countries and the U.S. may reduce or eliminate these foreign withholding taxes. In accordance with Section 853(a) of the Code, if more than 50% of the Fund's total asset value at the close of any taxable year consists of foreign corporate stocks or other securities, we may elect
(for U.S. federal income tax purposes) to treat any foreign country income or withholding taxes we have paid on behalf of the Fund as paid by the Fund's shareholders.

The foreign income or withholding taxes must be those that could be treated as income taxes under U.S. income tax principles. For any year we make such an election for the Fund, the shareholder must include as income (in addition to taxable dividends received)
his pro rata share of such foreign income and withholding taxes. The shareholder is entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due or deduct it (as an itemized deduction) from his
U.S. taxable income. Generally, this foreign tax credit is subject to the limitation that it may not exceed the shareholder's U.S.
tax attributable to his foreign source taxable income.

If we make the pass through election described above, the Fund's foreign income flows through to the shareholders. The Internal
Revenue Service will not treat certain gains from the sale of securities and currency fluctuations as foreign source taxable income.
In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source "passive income." For this purpose, foreign "passive income" includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Fund.

Corporations and individuals can use the foreign tax credit to offset only 90% of any alternative minimum tax (as computed under the
Code for purposes of this limitation) imposed upon them. If we do not make the pass through election, the foreign taxes we pay for the Fund will reduce the Fund's income. Any distributions we make for the Fund will be treated as U.S. source income.

We will notify each shareholder within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, we will make the pass through election and treat any foreign taxes paid by the Fund as paid by its shareholders for that year. If we make the pass through election, we will designate the shareholder's portion of the foreign taxes paid to such country. We also will designate the portion of the Fund's dividends and distributions that represent income derived from sources within such country.

Our investments in certain foreign corporations that generate largely passive investment type income, or that hold a significant percentage of assets which generate passive income (passive foreign investment companies or PFICs) are subject to special tax rules.
These special tax rules are designed to prevent deferral of U.S. taxation on the Fund's share of the PFICs earnings. In the absence of certain elections to report these earnings on a current basis, we would have to report certain "excess distributions" and any gain from the disposition of PFICs stock as ordinary income. We would have to report these excess distributions and gains as ordinary income regardless of whether we actually received any distributions from the PFIC. We would have to allocate this ordinary income ratably throughout the holding period for the stocks. We would have to pay taxes for the Fund on any amounts allocable to a prior taxable year at the highest applicable tax rate from that year. We also would have to increase this rate by an interest charge determined as though the amounts were an underpayment of the tax for that year. We would have to include the amounts allocated to the year of the distribution or disposition in the Fund's net investment income for that year. To the extent the amounts allocated were distributed as a dividend to shareholders such amounts would not be taxable to the Fund.

UNDERWRITERS

The distributor, Thrivent Investment Mgt., is the exclusive underwriter for the Funds, with a principal place of business at 625
Fourth Avenue South, Minneapolis, Minnesota 55415. The distributor has a written distribution agreement with the Funds, dated June
15, 1987, as amended. The distributor offers the Funds' shares for sale on a continuous basis through its field sales force.

Thrivent Investment Mgt. does not receive compensation in connection with redemptions and repurchases or brokerage commissions for
Class A or Class B shares.  The amount of underwriting commissions received and retained by Thrivent Investment Mgt. for the past three years ended April 30 were as follows:

                                                       Underwriting Commisisons
                                                            Class A Shares

   The AAL Technology Stock Fund                        Aggregate Commissions            Retained Commissions
         2003                                           $231,270.17                      $0
         2002                                           $442,649.77                      $0
         2001                                           $673,971.95                      $0

   The AAL Aggressive Growth Fund                       Aggregate Commissions            Retained Commissions
         2003                                           $218,777.05                      $0
         2002                                           $437,853.86                      $0
         2001                                           $756,816.12                      $0

   The AAL Small Cap  Stock Fund                        Aggregate Commissions            Retained Commissions
         2003                                           $  976,857.15                    $0
         2002                                           $1,449,475.29                    $0
         2001                                           $1,456,908.49                    $0

   The AAL Small Cap Index Fund II                      Aggregate Commissions            Retained Commissions
         2003                                           $137,413.75                      $0
         2002                                           $135,192.63                      $0
         2001                                           $126,522.52                      $0

   The AAL Small Cap Value Fund                         Aggregate Commissions            Retained Commissions
         2003                                           $344,892.80                      $0
         2002                                           $376,646.32                      $0
         2001                                           N/A                              N/A

   The AAL Mid Cap Stock Fund                           Aggregate Commissions            Retained Commissions
         2003                                           $1,422,738.69                    $0
         2002                                           $2,165,026.68                    $0
         2001                                           $2,712,952.18                    $0

   The AAL Mid Cap Index Fund II                        Aggregate Commissions            Retained Commissions
         2003                                           $215,205.03                      $0
         2002                                           $220,874.18                      $0
         2001                                           $220,491.90                      $0

   The AAL International Fund                           Aggregate Commissions            Retained Commissions
         2003                                           $465,014.15                      $0
         2002                                           $563,780.67                      $0
         2001                                           $983,515.50                      $0

   The AAL Capital Growth Fund                          Aggregate Commissions            Retained Commissions
         2003                                           $4,166,528.98                    $0
         2002                                           $6,726,097.85                    $0
         2001                                           $7,932,527.89                    $0

   The AAL Large Company Index Fund II                  Aggregate Commissions            Retained Commissions
         2003                                           $250,517.01                      $0
         2002                                           $304,845.81                      $0
         2001                                           $347,101.29                      $0

   The AAL Equity Income Fund                           Aggregate Commissions            Retained Commissions
         2003                                           $467,574.40                      $0
         2002                                           $947,031.79                      $0
         2001                                           $797,144.98                      $0

   The AAL Balanced Fund                                Aggregate Commissions            Retained Commissions
         2003                                           $  811,265.62                    $0
         2002                                           $1,424,483.56                    $0
         2001                                           $1,463,740.96                    $0

   The AAL High Yield Bond Fund                         Aggregate Commissions            Retained Commissions
         2003                                           $256,535.83                      $0
         2002                                           $340,491.43                      $0
         2001                                           $402,759.28                      $0

   The AAL Municipal Bond Fund                          Aggregate Commissions            Retained Commissions
         2003                                           $2,163,792.93                    $0
         2002                                           $2,264,164.85                    $0
         2001                                           $1,014,157.38                    $0

   The AAL Bond Fund                                    Aggregate Commissions            Retained Commissions
         2003                                           $1,682,660.21                    $0
         2002                                           $2,228,142.09                    $0
         2001                                           $    6,032.44                    $0

   The AAL Money Market Fund                            Aggregate Commissions            Retained Commissions
         2003                                           $0                               $0
         2002                                           $0                               $0
         2001                                           $0                               $0

                                                      Underwriting Commissions
                                                           Class B Shares

   The AAL Technology Stock Fund                        Aggregate Commissions            Retained Commissions
         2003                                           $2,982.64                        $0
         2002                                           $1,212.12                        $0
         2001                                           $2,035.68                        $0

   The AAL Aggressive Growth Fund                       Aggregate Commissions            Retained Commissions
         2003                                           $4.453.52                        $0
         2002                                           $1,696.49                        $0
         2001                                           $  875.97                        $0

   The AAL Small Cap  Stock Fund                        Aggregate Commissions            Retained Commissions
         2003                                           $27,878.45                       $0
         2002                                           $22,925.28                       $0
         2001                                           $22,832.00                       $0

   The AAL Small Cap Index Fund II                      Aggregate Commissions            Retained Commissions
         2003                                           $1,220.86                        $0
         2002                                           $1,911.98                        $0
         2001                                           $0                               $0

   The AAL Small Cap Value Fund                         Aggregate Commissions            Retained Commissions
         2003                                           $2,663.00                        $0
         2002                                           $    123.60                      $0
         2001                                           N/A                              N/A

   The AAL Mid Cap Stock Fund                           Aggregate Commissions            Retained Commissions
         2003                                           $28,747.41                       $0
         2002                                           $23,929.40                       $0
         2001                                           $23,791.33                       $0

   The AAL Mid Cap Index Fund II                        Aggregate Commissions            Retained Commissions
         2003                                           $3,579.47                        $0
         2002                                           $  722.25                        $0
         2001                                           $  143.00                        $0

   The AAL International Fund                           Aggregate Commissions            Retained Commissions
         2003                                           $ 9,139.93                       $0
         2002                                           $ 9,069.95                       $0
         2001                                           $18,338.56                       $0

   The AAL Capital Growth Fund                          Aggregate Commissions            Retained Commissions
         2003                                           $129,365.24                      $0
         2002                                           $128,939.92                      $0
         2001                                           $138,053.74                      $0

   The AAL Large Company Index Fund II                  Aggregate Commissions            Retained Commissions
         2003                                           $2,244.55                        $0
         2002                                           $  637.88                        $0
         2001                                           $  173.77                        $0

   The AAL Equity Income Fund                           Aggregate Commissions            Retained Commissions
         2003                                           $11,813.08                       $0
         2002                                           $11,892.63                       $0
         2001                                           $15,308.67                       $0

   The AAL Balanced Fund                                Aggregate Commissions            Retained Commissions
         2003                                           $32,252.66                       $0
         2002                                           $22,302.96                       $0
         2001                                           $25,208.08                       $0

   The AAL High Yield Bond Fund                         Aggregate Commissions            Retained Commissions
         2003                                           $113,844.53                      $0
         2002                                           $  7,687.02                      $0
         2001                                           $ 22,596.40                      $0

   The AAL Municipal Bond Fund                          Aggregate Commissions            Retained Commissions
         2003                                           $ 6,905.12                       $0
         2002                                           $15,700.84                       $0
         2001                                           $13,473.35                       $0

   The AAL Bond Fund                                    Aggregate Commissions            Retained Commissions
         2003                                           $ 12,471.01                      $0
         2002                                           $  7,527.21                      $0
         2001                                           $612,626.45                      $0

   The AAL Money Market Fund                            Aggregate Commissions            Retained Commissions
         2003                                           $25,740.29                       $0
         2002                                           $16,516.18                       $0
         2001                                           $18,063.78                       $0

CALCULATION OF PERFORMANCE DATA

The total  return and yield of the Class A, Class B and  Institutional  Class  shares will be  calculated  as set forth  below.  Total return and yield are computed  separately  for each class of shares of the Funds.  The  performance  data listed below covers  periods prior to the adoption of the current class  designations.  Shares of the Funds had no class  designations  until January 8, 1997, when the Trust  re-designated  its  existing  shares as Class A shares  and  began  offering  Class B  shares.  The  Trust  began  offering
Institutional  Class shares on December 29,  1997.  Total return and yield  performance  data  reflects  Rule 12b-1 fees,  shareholder servicing fees and sales charges, where applicable, as follows:

                         Rule 12b-1                        Rule 12b-1
Class                 Distribution Fee                   Servicing Fee                          Sales Charge
-----                 ----------------                   -------------                          ------------
A                   None                            .25% of average daily net assets/1/  Initial sales charge up to 5.5% for equity Funds and 4.5% for fixed
                                                                                         income Funds, depending on amount
                                                                                         of investment /2/

B/3/                .75% of average daily net       .25% of average daily net assets/1/  1- and 5-year periods reflect a 5%
                    assets                                                               and 1% contingent deferred sales
                                                                                         charge, respectively /1/

Institutional       None                            None                                 None

/1/   The service fee for The AAL Money Market Fund is 0.125%.
/2/   There is no sales charge for Class A shares of The AAL Money Market Fund.
/3/   Class B shares convert automatically to Class A shares after five years.

Calculations of performance data for all Funds in this section reflect the reimbursement  by Fund  affiliates of fees and expenses relating to the Fund during the subject period. In the absence of such reimbursement actual performance would be lower.

Total Return

Average annual total return is computed by determining the average annual compounded  rates of return over the designated  periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

                     P(1+T)^(n) = ERV

Where:   P       =     a hypothetical initial payment of $1,000

         T       =     average annual total return

         n       =     number of years

         ERV     =     ending  redeemable value at the end of the designated  period assuming a hypothetical  $1,000 payment made at the beginning of the designated period

         ^       =     raised to the power of

The calculation is based on the further assumptions that the maximum initial sales charge applicable to the investment is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods.
All accrued expenses are also taken into account as described later herein.

Average annual total return after taxes on  distributions is computed by determining the average annual compounded  rates of return
(after taxes on distributions) over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

                     P(1+T)^(n) = ATVd

Where:    P        =    a hypothetical initial payment of $1,000

          T        =    average annual total return (after taxes on distributions)

          n        =    number of years

          ATVd     =    ending redeemable value, after taxes on fund distributions but not after taxes on redemption,  at the end of the  designated  period  assuming a  hypothetical  $1,000 payment made at the beginning of the designated period

          ^        =    raised to the power of

The calculation is based on the further assumptions that the maximum initial sales charge applicable to the investment is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods.
All accrued expenses are also taken into account as described later herein. The tax rates used in the calculation are the highest individual marginal federal income tax rates in effect on the reinvestment date.

Average annual total return is computed by determining the average annual compounded  rates of return over the designated  periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

                     P(1+T)^(n) = ATVdr

Where:  P         =     a hypothetical initial payment of $1,000

        T         =     average annual total return (after taxes on distributions)

        n         =     number of years

        ATVdr     =     ending  redeemable  value,  after  taxes  on fund  distributions  and  redemption,  at the end of the designated  period  assuming a  hypothetical  $1,000  payment made at the beginning of the designated period

        ^         =     raised to the power of

The calculation is based on the further assumptions that the maximum initial sales charge applicable to the investment is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods.
All accrued expenses are also taken into account as described later herein.  The tax rates used in the calculation are the highest individual marginal federal income tax rates in effect on the reinvestment date.

Yield

Yield is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the applicable maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

                     Yield = 2[(((a-b)/cd) + 1)^6 - 1]

Where:   a     =     dividend and interest earned during the period

         b     =     expenses accrued for the period (net of voluntary expense reductions by the investment adviser)

         c     =     the  average  daily  number of shares  outstanding  during the period  that were  entitled to receive dividends

         d     =     the maximum offering price per share on the last day of the period

To calculate interest earned (for the purpose of "a" above) on debt  obligations,  a Fund  computes  the yield to maturity of each obligation held by a Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation
(including actual accrued interest) to determine the interest  income on the  obligation  for each day of the  period  that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity.  Where, in the case of a tax-exempt obligation with original issue  discount, the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate  based on the  original  issue  discount  calculation.  Where,  in the case of a  tax-exempt obligation with original issue discount, the discount based on the current market value is less than the  then-remaining  portion of original issue discount (market premium), the yield to maturity is based on the market value. Dividend income is recognized  daily based on published rates.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), a Fund accounts for gain or loss attributable to actual monthly paydowns  as a realized capital gain or loss during the period.  Each Fund has elected not to amortize  discount or premium on such securities.

Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income that, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.

All accrued expenses are taken into account as described later herein.

Yield information is useful in reviewing a Fund's performance.  However,  because  yields  fluctuate,  such  information  cannot necessarily be used to compare an investment in a Fund's shares  with bank  deposits,  savings  accounts  and  similar  investment alternatives which are insured and/or often provide an agreed or guaranteed  fixed yield for a stated period of time.  Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

Tax Equivalent Yield

The AAL Municipal Bond Fund may quote its tax equivalent yield. The AAL Municipal Bond Fund's tax equivalent  yield is computed by dividing that portion of such Fund's yield (computed as described  under "Yield" above) which is tax-exempt, by the complement of the combined federal and state maximum effective marginal rate and adding the result to that portion, if any, of the yield of such
Fund that is not tax-exempt. The complement, for example, of a tax rate of 31% is 69%, that is 1.00 - 0.31 = 0.69.

                                Average Annual Total Returns (%) for the Period Ended April 30, 2003/1/

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Technology Stock Fund
Class A (before taxes)                               -24.92%          N/A             N/A              -40.00%           07/01/00
                (after taxes pre-liquidation)        -24.92%          N/A             N/A              -40.00%
                (after taxes post-liquidation)       -15.30%          N/A             N/A              -28.41%
Class B                                              -24.50%          N/A             N/A              -40.05%           07/01/00
Class I  (before taxes)                              -19.57%          N/A             N/A              -38.01%           07/01/00
                (after taxes pre-liquidation)        -19.57%          N/A             N/A              -38.01%
                (after taxes post-liquidation)       -12.01%          N/A             N/A              -27.25%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Aggressive Growth Fund
Class A (before taxes)                               -21.71%          N/A             N/A              -30.73%           07/01/00
                (after taxes pre-liquidation)        -21.71%          N/A             N/A              -30.73%
                (after taxes post-liquidation)       -13.33%          N/A             N/A              -22.68%
Class B                                              -21.51%          N/A             N/A              -30.89%           07/01/00
Class I  (before taxes)                              -16.02%          N/A             N/A              -28.48%           07/01/00
                (after taxes pre-liquidation)        -16.02%          N/A             N/A              -28.48%
                (after taxes post-liquidation)        -9.83%          N/A             N/A              -21.19%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Small Cap Stock Fund
Class A (before taxes)                               -26.34%          -0.83%          N/A              5.39%             07/01/96
                (after taxes pre-liquidation)        -26.34%          -1.97%          N/A              4.06%
                (after taxes post-liquidation)       -16.17%          -1.03%          N/A              3.87%
Class B                                              -25.95%          -0.70%          N/A              3.72%             01/08/97
Class I  (before taxes)                              -21.49%           1.01%          N/A              3.59%             12/29/97
                (after taxes pre-liquidation)        -21.49%          -0.16%          N/A              2.47%
                (after taxes post-liquidation)       -13.20%           0.41%          N/A              2.52%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Small Cap Index Fund II
Class A (before taxes)                               -25.97%          N/A             N/A               -5.21%           07/01/00
                (after taxes pre-liquidation)        -26.06%          N/A             N/A              -14.69%
                (after taxes post-liquidation)       -15.84%          N/A             N/A              -11.46%
Class B                                              -25.38%          N/A             N/A               -5.07%           07/01/00

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Small Cap Value Fund
Class A (before taxes)                               -23.83%          N/A             N/A              -6.45%            07/17/01
                (after taxes pre-liquidation)        -24.02%          N/A             N/A              -6.58%
                (after taxes post-liquidation)       -14.61%          N/A             N/A              -5.18%
Class B                                              -23.18%          N/A             N/A              -6.30%            07/17/01
Class I  (before taxes)                              -18.59%          N/A             N/A              -2.64%            07/17/01
                (after taxes pre-liquidation)        -18.80%          N/A             N/A              -2.78%
                (after taxes post-liquidation)       -11.40%          N/A             N/A              -2.16%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Mid Cap  Stock Fund
Class A (before taxes)                               -22.00%          -2.27%          N/A               6.63%            06/30/93
                (after taxes pre-liquidation)        -22.00%          -4.13%          N/A               4.77%
                (after taxes post-liquidation)       -13.51%          -2.22%          N/A               4.98%
Class B                                              -21.70%          -2.28%          N/A               2.25%            01/08/97
Class I  (before taxes)                              -16.90%          -0.62%          N/A               1.81%            12/29/97
                (after taxes pre-liquidation)        -16.90%          -2.51%          N/A              -0.01%
                (after taxes post-liquidation)       -10.38%          -0.95%          N/A               1.01%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Mid Cap Index Fund
Class I  (before taxes)                              -17.68%          N/A             N/A               0.35%            12/31/99
                (after taxes pre-liquidation)        -18.50%          N/A             N/A              -0.96%
                (after taxes post-liquidation)       -10.52%          N/A             N/A              -0.24%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Mid Cap Index Fund II
Class A (before taxes)                               -22.83%          N/A             N/A              -6.31%            07/01/00
                (after taxes pre-liquidation)        -22.99%          N/A             N/A              -6.44%
                (after taxes post-liquidation)       -13.87%          N/A             N/A               5.00%
Class B                                              -22.26%          N/A             N/A              -6.27%            07/01/00

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL International Fund
Class A (before taxes)                               -26.44%          -8.79%          N/A              -2.83%            08/01/95
                (after taxes pre-liquidation)        -26.45%          -9.36%          N/A              -3.73%
                (after taxes post-liquidation)       -16.12%          -6.78%          N/A              -2.35%
Class B                                              -26.36%          -8.80%          N/A              -5.41%            01/08/97
Class I  (before taxes)                              -21.45%          -7.09%          N/A              -5.48%            12/29/97
                (after taxes pre-liquidation)        -21.51%          -7.70%          N/A              -6.06%
                (after taxes post-liquidation)       -12.83%          -5.41%          N/A              -4.19%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Capital Growth Fund
Class A (before taxes)                               -19.36%          -2.17%          8.43%            N/A               07/16/87
                (after taxes pre-liquidation)        -19.46%          -2.63%          7.46%            N/A
                (after taxes post-liquidation)       -11.89%          -1.68%          6.78%            N/A
Class B                                              -19.00%          -2.08%          N/A              4.96%             01/08/97
Class I  (before taxes)                              -14.24%          -0.67%          N/A              2.26%             12/29/97
                (after taxes pre-liquidation)        -14.48%          -1.27%          N/A              1.68%
                (after taxes post-liquidation)        -8.75%          -0.56%          N/A              1.80%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Large Company Index Fund
Class I  (before taxes)                              -13.36%          N/A             N/A              -12.15%           12/31/99
                (after taxes pre-liquidation)        -13.80%          N/A             N/A              -12.44%
                (after taxes post-liquidation)        -8.22%          N/A             N/A               -9.52%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Large Company Index Fund II
Class A (before taxes)                               -18.37%          N/A             N/A              -16.65%           07/01/00
                (after taxes pre-liquidation)        -18.50%          N/A             N/A              -16.69%
                (after taxes post-liquidation)       -11.28%          N/A             N/A              -12.86%
Class B                                              -18.00%          N/A             N/A              -16.71%           07/01/00

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Equity Income Fund
Class A (before taxes)                               -24.58%          -4.30%          N/A               3.29%            03/18/94
                (after taxes pre-liquidation)        -24.91%          -5.26%          N/A               2.13%
                (after taxes post-liquidation)       -15.09%          -3.55%          N/A               2.31%
Class B                                              -24.17%          -4.25%          N/A               1.22%            01/08/97
Class I  (before taxes)                              -19.70%          -2.80%          N/A              -0.86%            12/29/97
                (after taxes pre-liquidation)        -20.23%          -3.89%          N/A              -1.93%
                (after taxes post-liquidation)       -12.10%          -2.42%          N/A              -0.90%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Balanced Fund
Class A (before taxes)                                -10.12%          1.08%           N/A              2.55%             12/29/97
                (after taxes pre-liquidation)         -10.78%          0.17%           N/A              1.66%
                (after taxes post-liquidation)         -6.23%          0.43%           N/A              1.63%
Class B                                                -9.41%          1.34%           N/A              2.80%             12/29/97
Class I  (before taxes)                                -4.45%          2.65%           N/A              4.00%             12/29/97
                (after taxes pre-liquidation)          -5.32%          1.56%           N/A              2.95%
                (after taxes post-liquidation)         -2.75%          1.61%           N/A              2.73%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL High Yield Bond Fund
Class A (before taxes)                                 5.64%          -1.39%          N/A               1.38%            01/08/97
                (after taxes pre-liquidation)          2.13%          -4.98%          N/A              -2.33%
                (after taxes post-liquidation)         3.20%          -2.87%          N/A              -0.73%
Class B                                                5.61%          -1.20%          N/A               1.54%            01/08/97
Class I  (before taxes)                               10.88%          -0.17%          N/A               0.45%            12/29/97
                (after taxes pre-liquidation)          7.09%          -3.92%          N/A              -3.31%
                (after taxes post-liquidation)         6.39%          -2.00%          N/A              -1.51%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Municipal Bond Fund
Class A (before taxes)                               2.53%            4.44%           5.48%            N/A               07/16/87
                (after taxes pre-liquidation)        2.51%            4.30%           5.26%            N/A
                (after taxes post-liquidation)       3.22%            4.39%           5.22%            N/A
Class B                                              2.65%            4.56%           N/A              5.31%             01/08/97
Class I  (before taxes)                              7.81%            5.73%           N/A              5.39%             12/29/97
                (after taxes pre-liquidation)        7.78%            5.59%           N/A              5.26%
                (after taxes post-liquidation)       6.67%            5.52%           N/A              5.24%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Bond Fund
Class A (before taxes)                                 4.87%          5.41%           5.36%            N/A               07/16/87
                (after taxes pre-liquidation)          3.08%          3.14%           2.93%            N/A
                (after taxes post-liquidation)         2.94%          3.16%           3.02%            N/A
Class B                                                4.91%          5.40%           N/A              5.99%             01/08/97
Class I  (before taxes)                               10.20%          6.80%           N/A              6.69%             12/29/97
                (after taxes pre-liquidation)          8.16%          4.34%           N/A              4.23%
                (after taxes post-liquidation)         6.20%          4.20%           N/A              4.10%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Bond Index Fund
Class I  (before taxes)                              10.35%            N/A             N/A              9.55%             12/31/99
                (after taxes pre-liquidation)         8.09%            N/A             N/A              6.89%
                (after taxes post-liquidation)        6.30%            N/A             N/A              6.35%

                                                                                                    Since Inception      Inception
                                                     1 Year           5 Year          10 Year          of Class            Date
                                                     ------           ------          -------       ---------------      ---------
The AAL Money Market Fund
Class A (before taxes)                                0.88%           3.69%           3.95%            N/A               03/10/88
Class B                                              -3.58%           2.79%           N/A              3.21%             01/08/97
Class I                                               1.17%           4.00%           N/A              4.07%             12/29/97
-------------------------------
/1/ Performance since inception is not shown for a Class if the Class has been effective for more than 10 years.

                                          Current Yield for the Period Ended April 30, 2003

Fund                                                     Class A                    Class B              Institutional Class
----                                                     -------                    -------              -------------------
The AAL High Yield Bond Fund                              7.22%                      6.33%                      7.74%
The AAL Municipal Bond Fund                               3.53%                      2.88%                      3.99%
The AAL Bond Fund                                         2.86%                      1.99%                      3.34%
The AAL Bond Index Fund                                   N/A                        N/A                        3.59%

                                                  The AAL Municipal Bond Fund
                                             Tax Equivalent Yield at 30.5% Tax Rate
                                                For Period Ended April 30, 2003
                             Class A                                            5.02%
                             Class B                                            4.09%
                 Institutional Class                                            5.67%

The AAL Money Market Fund - Current and Effective Yield
We may quote a current or effective yield for The AAL Money Market Fund's Class A, B and Institutional shares from time-to-time. The current yield is an annualized yield based on the net change in account value for each class for a seven-day period. The effective yield is an annualized yield based on a daily compounding of the current yield for each share class. We compute these yields by first determining the "Net Change in Account Value" for each share class for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value always equals the total dividends declared with respect to the account. We compute the yields for each share class as follows:

         Current Yield = (Net Change in Account Value per Class/Beginning Account Value per Class) x (365/7)

         Effective Yield = [(Net Change in Account Value per Class/Beginning Account Value per Class)]^(365/7)] - 1

                                    The AAL Money Market Fund for the Period Ended April 30, 2003

                                      Current Yield               Effective Yield
                                      -------------               ---------------
Class A                                  0.63%                         0.63%
Class B                                  0.67%                         0.67%
Institutional Class                      0.83%                         0.83%

Normal changes in the income earned and expenses affect the Fund's yield. Also, any efforts we undertake to restrict or supplement the Fund's dividends to maintain its net asset value at $1.00 will affect the Fund's yield. (See "Net Asset Value" in the Prospectus and in this statement of additional information.). Any portfolio changes we make due to net purchases or redemptions will affect the
Fund's yield. Accordingly, the Fund's yield may vary from day to day. The yield stated for a particular past period is not a representation as to its future yield. We do not guarantee the Fund's yield and the Fund's principal is not insured. Although there is no assurance that we will be able to do so, we use our best efforts to maintain a net asset value of $1.00 per share for the
Fund.

Nonstandardized Total Return

A Fund may provide the above described average annual total return results for periods which end no earlier than the most recent calendar quarter end and which begin one, five and ten years before such quarter end and at the commencement of such Fund's operations. In addition, a Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except that the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

Index Information

The S&P 500
The S&P 500 is a broad index of larger capitalization stocks. It is composed of 500 common stocks representing more than 70% of the total market value of all publicly traded common stocks. The index is constructed by Standard & Poor's, which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on the U.S. stock exchanges are included in the index. Most stocks in the index are listed on the New York Stock Exchange. A much smaller number come from the
American Stock Exchange and the over-the-counter market. The index is capitalization-weighted, that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

The S&P MidCap 400 Index
The S&P MidCap 400 Index is a capitalization weighted index of 400 domestic stocks chosen for market size, liquidity and industry representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market share value, which is share price times the number of shares outstanding. These are summed up for all 400 stocks and divided by a predetermined base value. The base value for the Standard &
Poor's MidCap 400 Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions, as well as other activities.

The S&P SmallCap 600 Index
The S&P SmallCap 600 Index is a capitalization weighted index of 600 domestic stocks chosen for market size, liquidity and industry representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market share value, which is share price times the number of shares outstanding. These are summed up for all 600 stocks and divided by a predetermined base value. The base value for the Standard &
Poor's SmallCap 600 Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions, as well as other activities.

Disclaimers and Limitations of Liabilities of Standard & Poor's
The disclaimers and limitations set forth below are set forth in a contract between Standard & Poor's and Thrivent Investment Mgt.
The product refers to the equity-based Index Funds:

o  The AAL Large Company Index
o  The AAL Large Company Index II
o  The AAL Mid Cap Index
o  The AAL Mid Cap Index II
o  The AAL Small Cap Index II

The Licensee refers to Thrivent Investment Mgt. Standard & Poor's requires that such disclaimers be disclosed in this Registration
Statement.

The product is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500, the
S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the
Licensee is the licensing of certain trademarks and trade names of S&P, the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap
600 Index which is determined, composed and calculated by S&P without regard to Licensee or the product. S&P has no obligation to take the needs of the Licensee or the owners of the product into consideration in determining, composing or calculating the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600. S&P is not responsible for, and has not participated in the determination of the prices and amount of the product or timing of the issuance or sale of the product or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the product.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500, the S&P MidCap 400 Index or the S&P SmallCap 600 Index,
or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to the results obtained by Licensee, owners of the product or any other person or entity from the use of the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

The Report of Independent Accountants and financial statements in the Annual Report of the Funds for the fiscal year ended April 30,
2003 is a separate report furnished with  this SAI and is incorporated herein by reference.

                                                STATEMENT OF ADDITIONAL INFORMATION
                                                        Dated June 27, 2003
                                                                for
                                                        THE AAL MUTUAL FUNDS
                                          THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUND,
                                                            Series 2006
                                                      625 Fourth Avenue South
                                                    Minneapolis, Minnesota 55415
                                                Telephone: (800) THRIVENT (847-4836)

This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information to supplement the
Prospectus for The AAL U.S. Government Zero Coupon Target Fund, Series 2006, dated June 27, 2003. You should read this SAI in conjunction with the Prospectus, and any supplements thereto. You may obtain the Fund's Prospectus at no charge by writing or telephoning the Fund at the address and telephone number above.

In this SAI, The AAL Mutual Funds are referred to as the "Trust," and The AAL U.S. Government Zero Coupon Target Fund, Series 2006
is referred to the "Fund."

The Fund has incorporated by reference financial statements, notes to financial statements and report of independent accountants for the Fund included in the Annual Report to Shareholders of the Trust, for the year ended April 30, 2003.

                                                                                                          Page

History of the Fund                                                                                       2
Description of the Fund and Its Investments and Risks                                                     2
Management of the Fund                                                                                    7
Control Persons and Principal Holders of Securities                                                      13
Investment Advisory and Other Services                                                                   13
Brokerage Allocation and Other Practices                                                                 19
Capital Stock and Other Securities                                                                       21
Purchases, Redemptions and Pricing of Shares                                                             22
Taxation of the Fund                                                                                     23
Underwriters                                                                                             25
Financial Statements                                                                                     25

HISTORY OF THE FUND
The AAL U.S. Government Zero Coupon Target Fund, Series 2006 (the "Fund") is a series of The AAL Mutual Funds (the "Trust"). The
Trust is a Massachusetts Business Trust, which was organized on March 31, 1987. The Trust has different series of shares. The
Trust refers to each series as a fund. In addition to The AAL U.S. Government Zero Coupon Target Fund, other AAL Mutual Funds
(series) exist (available in Class A, Class B and Institutional shares). The following other series are described in a separate prospectus: The AAL Technology Stock, Aggressive Growth, Small Cap Stock, Small Cap Value, Small Cap Index II, Mid Cap Stock, Mid
Cap Index, Mid Cap Index II, International, Capital Growth, Large Company Index, Large Company Index II, Equity Income, Balanced,
High Yield Bond, Municipal Bond, Bond, Bond Index and Money Market Funds.

Shares of The AAL U.S. Government Zero Coupon Target Fund, Series 2006, became available to the public on November 14, 1991. The
Fund closed sales to new shareholders and to additional purchases by existing shareholders on May 31, 1993, except for automatic investment plan purchases. The Fund allowed automatic investment plan purchases to continue through June 30, 1993. The Fund allows existing shareholders to continue their purchases of shares by reinvesting dividends and capital gains, if any, at net asset value in their existing shareholder accounts.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund's Classification
The U.S. Government Zero Coupon Fund, Series 2006 is an open-end mutual fund, meaning that it continuously issues redeemable shares representing interests in the Fund's underlying portfolio of U.S. government securities.

Other Investment Strategies and Risks
The following information supplements the information provided in the Prospectus on the Fund's principal investment strategies and risks.

Zero Coupon Securities
The Fund invests at least 80% of the Fund's net assets in U.S. government zero coupon securities. At least 50% of the Fund's net assets will be invested in U.S. government zero coupon securities maturing within two years of the Fund's target date.

In addition to the types of U.S. government zero coupon securities discussed in the Prospectus, zero coupon securities may include
U.S. Treasury bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the
U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of
Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal
Reserve Bank or, in the case of bearer securities, (i.e., unregistered securities that are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The staff of the Securities and Exchange Commission no longer considers
"TIGRS" and "CATS" government securities.

The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate
Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Repurchase Agreements
The Fund may from time to time enter into a repurchase agreement. A repurchase agreement involves the sale of securities to the
Fund with the current agreement of the seller (a bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate within a specified time. The specified period of time is usually one week, but on occasion the period may be for a longer period. The Fund requires continual maintenance of collateral (in cash or U.S. government securities) held by the custodian in an amount equal to, or in excess of, the market value of the securities that are the subject of the repurchase agreement.

In the event of a bankruptcy or other default of a seller of a repurchase agreement, there may be delays and expenses in liquidating the securities, declines in their value, and losses of interest. The Fund's adviser maintains procedures for evaluating and monitoring the creditworthiness of firms with which they enter into repurchase agreements. The Fund may not invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in securities subject to legal or contractual restrictions on resale.

When-Issued and Delayed Delivery Securities
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund only purchases on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. The Fund may sell the securities before settlement date if the adviser deems it advisable for investment reasons.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, the Fund will have its custodian identify liquid assets having a value at least as great as the purchase price on its books throughout the period of the obligation. The use of these investment strategies may increase net asset value fluctuation.

Short-term Trading
Although there is no present intention to do so, the Fund, consistent with its investment policies, may engage in short-term trading (selling securities for brief periods of time, usually less than three months). The Fund will only engage in short-term trading if the adviser believes that such transactions, net of costs, would further the attainment of their investment objectives.
For example, the needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates. These market dislocations have presented market trading opportunities. Such market dislocations might result from a broker needing to cover a substantial short position in a security or an abnormal demand for a security created by an unusually large purchase or sale by an institutional portfolio manager. The Fund cannot assure that such dislocations will occur in the future or that they will be able to take advantage of them. The Fund will limit its voluntary short-term trading, if any, to the extent necessary to qualify as a
"regulated investment company" under the Internal Revenue Code.

Lending Portfolio Securities
Although there is no present intention to do so, the Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions such as banks and trust companies. The adviser will monitor the creditworthiness of firms with which the Fund engages in securities lending transactions. In doing so, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return which may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.

The adviser will monitor the creditworthiness of firms with which the Fund engages in securities lending transactions. Collateral values are continuously maintained at 100% and marked to market daily. However, in the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities, including possible decline in value of the collateral or loaned securities, possible lack of access to income during this period, and expenses of enforcing its rights.

Other Fund Policies
The Fund's investment objective, which is to provide a high investment return over the selected period of time (2006), consistent with investments in U.S. government securities, is a fundamental policy. This means that it may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. A "majority of the outstanding voting securities" means the approval of the lesser of: (i) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund. In addition to the Fund's investment objective, the Fund also has the following policies, which are fundamental and cannot be changed without a majority vote of the outstanding shares of the Fund.

1.  Senior Securities: The Fund may not issue senior securities (the Fund only issues one security class), except to the extent that it is necessary to borrow money in accordance with policy (2).

2.  Borrowing: The Fund may borrow money, but not in amounts in excess of 10% of its total assets taken at current value.
    The Fund may only borrow from banks as a temporary measure for extraordinary or emergency purposes. The Fund will not borrow to increase income, but only to meet redemption requests that otherwise might require untimely dispositions of portfolio securities. Interest paid on any borrowings will reduce the Fund's net income. The Fund must repay any loan outstanding before purchasing any other securities for its portfolio.

3.  Underwriting: The Fund may not underwrite securities of another issuer. The Fund, however, may purchase securities directly from an issuer thereof in accord with the Fund's investment objectives and policies. The Fund also may dispose of portfolio securities even though the federal securities laws may deem such a distribution as an underwriting.

4.  Industry Concentration: The Fund may not invest more than 25% of its total assets (taken at current value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry.

5.  Real Estate: The Fund may not purchase or sell real estate, or real estate limited partnership interests.

6.  Lending: The Fund may not make loans to other persons. However, to the extent it is consistent with the Fund's other investment policies, the Fund may: (a) invest in debt obligations, including those that are either publicly offered or of a type customarily purchased by institutional investors, even though the purchase of such debt obligations may be deemed loans; (b) enter into repurchase agreements; and (c) lend portfolio securities, provided that the Fund may not loan securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets
    (taken at market value at the time of such loan).

7.  Issuer Concentration: The Fund may not invest more than 5% of its total assets in securities, including repurchase agreements, of any one issuer, except that it may invest up to 25% of its assets without regard to this limitation. This limitation does not apply to obligations issued or guaranteed by the U.S. government or a federal agency or evidence of receipts of such securities. The Fund expects to invest solely in U.S. government securities.

8.  Margin: The Fund may not purchase securities on margin, except for the use of short-term credit necessary for purchases and sales of portfolio securities.

9.  Short Sales, Options and Futures: The Fund may not make short sales of securities or maintain short positions or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

10. Collateral: The Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities held in its portfolio except as necessary in connection with borrowings to the extent permitted by policy
    (2).

11. Commodities: The Fund may not purchase or sell commodities or commodity contracts.

12. Oil and Gas Investments: The Fund may not invest in oil, gas or mineral related programs or leases.

13. Illiquid Securities: The Fund may invest in repurchase agreements maturing in more than seven days and in securities with legal or contractual restrictions on resale, but only to the extent that these investments do not exceed 10% of the
    Fund's total assets at the time of purchase.

14. Young Companies: The Fund may not invest in any security if, as a result, the Fund would have more than 5% of its total assets invested in securities of companies that have not been in continuous operation for three years or more including any predecessors.

15. Other Investment Companies: The Fund may purchase securities of other investment companies, but only to the extent of
    10% of the Fund's total assets. The Fund may not purchase more than 3% of the outstanding voting securities of any one investment company. The Fund also may not purchase securities in any one investment company in an amount greater than 5%
    of the Fund's total assets. These restrictions do not apply when the Fund purchases investment company securities in connection with a merger, consolidation, acquisition or reorganization.

16. Control: The Fund may not purchase more than 10% of the outstanding voting securities of an issuer or invest for the purpose of exercising control or management.

Because the Fund intends to invest solely in U.S. government securities, the Fund generally will not have to apply its policies on other types of issuers or investments.

MANAGEMENT OF THE FUND
Board of Trustees and Executive Officers

Board of Trustees is responsible for the management and supervision of the Funds' business affairs and for exercising all powers except those reserved to the shareholders.  Each Trustee also serves as a Director of AAL Variable Product Series Fund, Inc., a
registered investment company consisting of 14 Portfolios that serve as the underlying funds for variable contracts issued by
Thrivent Financial for Lutherans ("Thrivent Financial") and Thrivent Life Insurance Company ("TLIC").

Also, in addition to serving as a Trustee of The AAL Mutual Funds and a Director of AAL Variable Product Series Fund, Inc., Mr.
Gilbert serves as a Trustee of The Lutheran Brotherhood Family of Funds (a registered investment company consisting of 11 Funds, which offer Class A, Class B and Institutional Class shares) and as a Director of LB Series Fund, Inc. (a registered investment company consisting of 14 Portfolios that serve as the underlying funds for variable contracts issued by Thrivent Financial and
TLIC).

Interested Trustees*
-------------------
                            Position with the Fund, Length     Principal Occupation During the     Other Directorships Held by
Name, Address and Age       of Service and Term of Office**    Past 5 Years                        Trustee
------------------------------------------------------------------------------------------------------------------------------------
John O. Gilbert             Chairman and Trustee since 1999    Chairman, Thrivent Financial for    Chairman of the Life Office
625 Fourth Avenue South                                        Lutherans since 2002; Chairman,     Management Association (LOMA)
Minneapolis, MN                                                President and Chief Executive       board of directors; member of
Age 60                                                         Officer, Aid Association for        the board of regents for Luther
                                                               Lutherans from 1999 to 2002;        College in Decorah, Iowa;
                                                               President and Chief Executive       member of the board for Fox PAC
                                                               Officer, Aid Association for        - Performing Arts Center in
                                                               Lutherans from 1996 to 1999         Appleton, Wisconsin; Trustee,
                                                                                                   Luther Seminary Foundation

Lawrence W. Stranghoener    Trustee since 2002                 Executive Vice President and        St. Paul Chamber Orchestra
625 Fourth Avenue South                                        Chief Financial Officer, Thrivent   Board; Metropolitan Economic
Minneapolis, MN                                                Financial for Lutherans since       Development Association;
Age 49                                                         2002; Executive Vice President      Director, Kennametal, Inc.
                                                               and Chief Financial Officer,
                                                               Lutheran Brotherhood in 2001;
                                                               Executive Vice President and
                                                               Chief Financial Officer,
                                                               Techies.com in 2000; Vice
                                                               President and Chief Financial
                                                               Officer, Honeywell Inc. from 1983
                                                               to 1999

Disinterested Trustees
----------------------
                            Position with the Fund, Length     Principal Occupation During the     Other Directorships Held by
Name, Address and Age       of Service and Term of Office**    Past 5 Years                        Trustee
------------------------------------------------------------------------------------------------------------------------------------
F. Gregory Campbell         Trustee since 1992                 President, Carthage College since   ELCA University and College
625 Fourth Avenue South                                        1998                                Employees' Health Benefit
Minneapolis, MN                                                                                    Board; ELCA Risk Management
Age 63                                                                                             Board; Johnson Family Mutual
                                                                                                   Funds Board; Kenosha Area
                                                                                                   Business Alliance Board;
                                                                                                   Kenosha Hospital and Medical
                                                                                                   Center Board; Prairie School
                                                                                                   Board; United Health Systems
                                                                                                   Board

Richard L. Gady             Trustee since 1987                 Vice President, Public Affairs      International Agricultural
625 Fourth Avenue South                                        and Chief Economist, Conagra,       Marketing Association Board
Minneapolis, MN                                                Inc. (agribusiness)
Age 60

Edward W. Smeds             Trustee since 1999                 Retired since 1994                  Chairman of Carthage College
625 Fourth Avenue South                                                                            Board; Board of Governors,
Minneapolis, MN                                                                                    Club of Pelican Bay
Age 67

Executive Officers
------------------
                            Position with the Fund, Length
Name, Address and Age       of Service and Term of Office***   Principal Occupation During the Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Pamela J. Moret             President since 2002; Serves at    Senior Vice President, Marketing and Products, Thrivent Financial
625 Fourth Avenue South     discretion of the Board until      for Lutherans since 2002; Senior Vice President, Products,
Minneapolis, MN             her successor is elected           American Express Financial Advisors from 2000 to 2001; Vice
Age 47                                                         President, Variable Assets, American Express Financial Advisors
                                                               from 1996 to 2000

Charles D. Gariboldi        Treasurer since  1999; Serves at   Vice President, Investment Accounting, Thrivent Financial for
625 Fourth Avenue South     discretion of  the Board until     Lutherans since 2002; Head of Investment Accounting, Aid
Minneapolis, MN             his successor is elected           Association for Lutherans from 1999 to 2001
Age 43

James H. Abitz              Vice President since 1999;         Senior Vice President, Investments, Thrivent Financial for
625 Fourth Avenue South     Serves at discretion of the        Lutherans since 2002; Senior Vice President and Chief Investment
Minneapolis, MN             Board until his successor is       Officer, Aid Association for Lutherans from 1999 to 2001; Vice
Age 58                      elected                            President,  Investments, Aid Association for Lutherans from 1998 to 1999

Karl  D. Anderson           Vice President since 2003;         Head of Investment Product Solutions Management, Thrivent
625 Fourth Avenue South     Serves at discretion of the        Financial for Lutherans since 2002; Vice President and Actuary,
Minneapolis, MN             Board until his successor is       Aid Association for Lutherans from 1997 to 2002
Age  42                     elected

Frederick P. Johnson        Vice President since 2003;         Vice President, Investment Operations, Thrivent Financial for
625 Fourth Avenue South     Serves at discretion of the        Lutherans since 2002; Vice President, Investment Operations,
Minneapolis, MN             Board until his successor is       Lutheran Brotherhood in 2001; Assistant Vice President, Investment
Age 40                      elected                            Operations, Lutheran Brotherhood from 1994 to 2001

Brenda J. Pederson          Vice President since 2003;         Vice President, Member Support and Mutual Fund Operations,
625 Fourth Avenue South     Serves at discretion of the        Thrivent Financial for Lutherans since 2002; Vice President,
Minneapolis, MN             Board until her successor is       Member Services, Lutheran Brotherhood from 2001 to 2002; Assistant
Age 42                      elected                            Vice President, Member Services, Lutheran Brotherhood from 1997 to
                                                               2001

Brett L. Agnew              Secretary since 2001; Serves at    Senior Counsel, Thrivent Financial for Lutherans since  2002;
625 Fourth Avenue South     discretion of the Board until      Counsel, Aid Association for Lutherans from 2001 to 2002;
Minneapolis, MN             his successor is elected           Consultant Principal Financial Group from 1998 to 2001
Age 32

John C. Bjork               Assistant Secretary since 2003;    Senior Counsel, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South     Serves at discretion of the        Counsel, Lutheran Brotherhood from 1987 to 2001
Minneapolis, MN             Board until his successor is
Age 50                      elected

James E. Nelson             Assistant Secretary since 2003;    Vice President, Securities Law, Thrivent Financial for Lutherans
625 Fourth Avenue South     Serves at discretion of the        since 2002; Head of Securities Law, Lutheran Brotherhood from 2001
Minneapolis, MN             Board until his successor is       to 2002;  Counsel and head of Insurance Practice Group, Law
Age 43                      elected                            Division of ING ReliaStar (formerly ReliaStar Financial Corp.)
                                                               from 1998 to 2001

Marlene J. Nogle            Assistant Secretary since 2003;    Senior Counsel, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South     Serves at discretion of the        Senior Counsel and Assistant Vice President, Lutheran Brotherhood
Minneapolis, MN             Board until her successor is       from 1991 to 2002
Age 55                      elected

Todd J. Kelly               Assistant Treasurer since 1999;    Head of Fund Accounting Operations, Thrivent Financial for
222 West College Avenue     Serves at discretion of the        Lutherans since 2002; Manager, Mutual Fund Accounting, Aid
Appleton, WI                Board until his successor is       Association for Lutherans from 1996 to 2002
Age 33                      elected

Gerard V. Vaillancourt      Assistant Treasurer since 2002;    Head of Fund Accounting Administration, Thrivent Financial for
625 Fourth Avenue South     Serves at discretion of the        Lutherans since 2002; Manager-Portfolio Compliance, Lutheran
Minneapolis, MN             Board until his successor is       Brotherhood from 2001 to 2002; Manager-Fund Accounting, Minnesota
Age 35                      elected                            Life form 2000 to 2001; Supervisor-Securities Accounting, Lutheran
                                                               Brotherhood from 1998 to 2000

* "Interested person" of the Fund as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial for Lutherans.

** Each Trustee serves an indefinite term until his successor is duly elected and qualified.  The Fund's bylaws provide that each
Trustee must retire at the end of the calendar year in which the Trustee attains age 70.

***Officers serve at the discretion of the board until their successors are duly appointed and qualified.

Board of Trustees

The disinterested Trustees of the Fund, as fiduciaries, owe the Fund and its shareholders special responsibilities of loyalty and care that come into play whenever business decisions of significance to the Fund and its shareholders are made.

The only standing committee of the Board is the Audit committee, which consists of the "disinterested" Trustees. The purpose of the committee is to provide oversight or management's accounting and internal controls. The committee convened three times during the last fiscal year.

Beneficial Interest in the Fund by Trustees

The following tables provide information as of December 31, 2002 regarding the dollar range of beneficial ownership by each
Trustee in each series of the Fund.  In addition, the amount shown in the last column reflects the aggregate amount of each
Trustee's beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee.

Interested Trustees
-------------------                                                                                     Aggregate Dollar Range of
                                                                                                       Beneficial Ownership in All
                                                                                                     Registered Investment Companies
                                                                                                     Overseen by the Director in the
Name of Trustee                          Dollar Range of Beneficial Ownership in the Fund               Investment Company Complex
-----------------------------------------------------------------------------------------------------------------------------------
John O. Gilbert                          The AAL Technology Stock Fund          None                            Over $100,000
                                         The AAL Aggressive Growth Fund         None
                                         The AAL Small Cap Stock Fund           None
                                         The AAL Small Cap Index Fund II        None
                                         The AAL Small Cap Value Fund           None
                                         The AAL Mid Cap Stock Fund             None
                                         The AAL Mid Cap Index Fund             None
                                         The AAL Mid Cap Index Fund II          None
                                         The AAL International Fund             $1-$50,000
                                         The AAL Capital Growth Fund            $1-$50,000
                                         The AAL Large Company Index Fund       None
                                         The AAL Large Company Index Fund II    None
                                         The AAL Equity Income Fund             None
                                         The AAL Balanced Fund                  None
                                         The AAL High Yield Bond Fund           None
                                         The AAL Municipal Bond Fund            Over $100,000
                                         The AAL Bond Fund                      None
                                         The AAL Bond Index Fund                None
                                         The AAL Money Market Fund              Over $100,000
                                         The AAL 2006 Target Fund               None

Lawrence W. Stranghoener                 The AAL Technology Stock Fund          None                            Over $100,000
                                         The AAL Aggressive Growth Fund         None
                                         The AAL Small Cap Stock Fund           $50,001-$100,000
                                         The AAL Small Cap Index Fund II        None
                                         The AAL Small Cap Value Fund           None
                                         The AAL Mid Cap Stock Fund             None
                                         The AAL Mid Cap Index Fund             None
                                         The AAL Mid Cap Index Fund II          None
                                         The AAL International Fund             None
                                         The AAL Capital Growth Fund            $50,001-$100,000
                                         The AAL Large Company Index Fund       None
                                         The AAL Large Company Index Fund II    None
                                         The AAL Equity Income Fund             None
                                         The AAL Balanced Fund                  None
                                         The AAL High Yield Bond Fund           None
                                         The AAL Municipal Bond Fund            None
                                         The AAL Bond Fund                      None
                                         The AAL Bond Index Fund                None
                                         The AAL Money Market Fund              None
                                         The AAL 2006 Target Fund               None

Disinterested Trustees
----------------------                                                                                  Aggregate Dollar Range of
                                                                                                       Beneficial Ownership in All
                                                                                                     Registered Investment Companies
                                                                                                     Overseen by the Director in the
Name of Trustee                          Dollar Range of Beneficial Ownership in the Fund               Investment Company Complex
-----------------------------------------------------------------------------------------------------------------------------------
F. Gregory Campbell                      The AAL Technology Stock Fund          None                            $50,001-$100,000
                                         The AAL Aggressive Growth Fund         None
                                         The AAL Small Cap Stock Fund           $1-$10,000
                                         The AAL Small Cap Index Fund II        None
                                         The AAL Small Cap Value Fund           None
                                         The AAL Mid Cap Stock Fund             $10,001-$50,000
                                         The AAL Mid Cap Index Fund             None
                                         The AAL Mid Cap Index Fund II          None
                                         The AAL International Fund             $10,001-$50,000
                                         The AAL Capital Growth Fund            $10,001-$50,000
                                         The AAL Large Company Index Fund       None
                                         The AAL Large Company Index Fund II    None
                                         The AAL Equity Income Fund             $1-$10,000
                                         The AAL Balanced Fund                  None
                                         The AAL High Yield Bond Fund           None
                                         The AAL Municipal Bond Fund            None
                                         The AAL Bond Index Fund                None
                                         The AAL Money Market Fund              None
                                         The AAL 2006 Target Fund               None

Richard L. Gady                          The AAL Technology Stock Fund          $10,001-$50,000                 Over $100,000
                                         The AAL Aggressive Growth Fund         None
                                         The AAL Small Cap Stock Fund           $1-$10,000
                                         The AAL Small Cap Index Fund II        None
                                         The AAL Small Cap Value Fund           None
                                         The AAL Mid Cap Stock Fund             $10,001-$50,000
                                         The AAL Mid Cap Index Fund             None
                                         The AAL Mid Cap Index Fund II          None
                                         The AAL International Fund             None
                                         The AAL Capital Growth Fund            $10,001-$50,000
                                         The AAL Large Company Index Fund       None
                                         The AAL Large Company Index Fund II    None
                                         The AAL Equity Income Fund             $10-001-$50,000
                                         The AAL Balanced Fund                  None
                                         The AAL High Yield Bond Fund           $1-$10,000
                                         The AAL Municipal Bond Fund            None
                                         The AAL Bond Fund                      None
                                         The AAL Bond Index Fund                None
                                         The AAL Money Market Fund              $10,001-$50,000
                                         The AAL 2006 Target Fund               None

Edward W. Smeds                          The AAL Technology Stock Fund          None                            Over $100,000
                                         The AAL Aggressive Growth Fund         None
                                         The AAL Small Cap Stock Fund           None
                                         The AAL Small Cap Index Fund II        None
                                         The AAL Small Cap Value Fund           None
                                         The AAL Mid Cap Stock Fund             None
                                         The AAL Mid Cap Index Fund             None
                                         The AAL Mid Cap Index Fund II          None
                                         The AAL International Fund             None
                                         The AAL Capital Growth Fund            None
                                         The AAL Large Company Index Fund       None
                                         The AAL Large Company Index Fund II    None
                                         The AAL Equity Income Fund             None
                                         The AAL Balanced Fund                  None
                                         The AAL High Yield Bond Fund           None
                                         The AAL Municipal Bond Fund            None
                                         The AAL Bond Fund                      None
                                         The AAL Bond Index Fund                None
                                         The AAL Money Market Fund              None
                                         The AAL 2006 Target Fund               Over $100,000

Thrivent Financial is a non-stock corporation. No trustees or officers of the Fund have any legal ownership interest in Thrivent
Financial or its affiliates nor any subadvisers notwithstanding any affiliated registered investment company.

In fulfilling its duty pursuant to Section 15(c) of the Act, the Board reviews and considers the terms of the investment advisory agreement and subadvisory agreements, especially as they relate to the fees to be paid. In evaluating fees, the Board examines the total compensation to be received by the adviser and the subadviser, both in cash and other benefits, in order to determine whether such fees are fair and reasonable in light of the services performed, the value of such services to the Funds and the availability of comparable services from other parties.

The items to be considered by the Board include the following:

o  The services to be provided to the portfolios by the adviser and the subadvisers, and the qualifications of each of them;
o  The fee structure for each of the portfolios generally and in relation to those charged to comparable mutual funds, especially with respect to break-points;
o  The possible benefits to the adviser and subadviser and their affiliates apart from cash compensation received;
o  The extent of profits derived by the adviser and subadviser under the agreements;
o  The performance of each of the Funds in general and in comparison to other investment companies with similar investment objectives over a comparable period of time; and
o  The availability, cost and value of alternative means of obtaining such services.

Compensation of Trustees

The Fund makes no payments to any of its  officers  for  services  performed  for the Fund.  The Fund pays the  Trustees who are not interested  persons  an annual  compensation  of  $65,000  to attend  meetings  of the Board of  Trustees.  A  designated  committee chairperson  or  "lead"  Trustee  is  compensated  an  additional  $2,500  per year for each  such  position.  Trustees  who are not interested  persons of the Trust are  reimbursed by the Trust for any expenses they may incur by reason of attending  Board meetings or in  connection  with other  services  they may perform in  connection  with their  duties as Trustees of the Trust.  The Trustees receive no pension or retirement benefits in connection with their service to the Fund.

For the fiscal year ended April 30, 2003, the Trustees of the Trust received the following  amounts of compensation  either directly or in the form of payments made into a deferred compensation plan:

                                  Aggregate Compensation from    Total Compensation Paid by
Name, Position                                Fund                 Fund and Fund Complex/1/
-------------------------------------------------------------------------------------------
John O. Gilbert/2/                            -0-                            -0-
Trustee

Lawrence W. Stranghoener/2/                   -0-                            -0-
Trustee

Richard L. Gady                             $39,000                        $50,000
Trustee

F. Gregory Campbell                         $39,000                        $50,000
Trustee

Edward W. Smeds                             $39,000                        $50,000
Trustee

---------------------------
/1/ The "Fund Complex" includes the 20 series of The AAL Mutual Funds and the 14 portfolios of AAL Variable Product
    Series Fund, Inc.
/2/ "Interested person" of the Fund as defined in the Investment Company Act of 1940.

The Fund has adopted a deferred compensation plan for the benefit of the disinterested directors of the Fund who wish to defer receipt of a percentage of eligible compensation which they may otherwise be entitled to receive from the Fund. Compensation deferred is invested into The AAL Mutual Funds, the allocation of which is determined by the individual Trustee.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of May 31, 2003, the Trust's officers and Trustees owned less than 1% of the shares of any class of the Funds, and no account holders held in excess of 5% of the Fund's shares.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Funds' investment adviser, Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") , was organized as a Delaware
corporation on July 29, 1986.   Thrivent Investment Mgt. is a wholly-owned subsidiary of Thrivent Financial Holdings, Inc., which, in turn, is a wholly-owned subsidiary of Thrivent Financial, a fraternal benefit society.  The officers and directors of Thrivent
Investment Mgt. who are affiliated with the Trust are set forth below under "Investment Advisory Services-Affiliated Persons".

Affiliated Persons

The following directors and officers of Thrivent Investment Mgt., the Funds' investment adviser, are affiliated with the Trust:

Affiliated Person              Position with Thrivent Investment Mgt.
-----------------              --------------------------------------
John O. Gilbert                Chairman
Lawrence W. Stranghoener       Senior Vice President
Pamela J. Moret                Senior Vice President
James H. Abitz                 Senior Vice President and Chief Investment Officer
Charles D. Gariboldi           Vice President
Frederick P. Johnson           Vice President
James E. Nelson                Vice President and Assistant Secretary
Brenda J. Pederson             Vice President
Brett L. Agnew                 Assistant Secretary
John C. Bjork                  Assistant Secretary
Marlene J. Nogle               Assistant Secretary

The Advisory and Subadvisory Agreements

The advisory agreement provides that Thrivent Investment Mgt. will provide overall investment supervision of the assets of each
Fund.  Thrivent Investment Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser's duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser's affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of the Funds' Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares;
(i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust's shareholders; (j) all other expenses incidental to holding meetings of the Trust's shareholders; (k) dues or assessments of or contributions to the Investment
Company Institute or its successor, or other industry organizations; (l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the
Trust pursuant to Rule 12b-1 under the Act.

The advisory agreement will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory agreement is terminable upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular Fund, the advisory or subadvisory agreement, if any, is terminable by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

On August 28, 2002, the Board of Trustees of the Fund (the "Board"), including the Trustees who are not "interested persons" of
Thrivent Financial or the Fund ("Independent Trustees"), unanimously voted to approve the current investment advisory agreement
between the Fund and Thrivent Investment Mgt.   In connection with its consideration of the current advisory agreement, the Board reviewed the current staff of the investment operations and their qualifications, the reasonableness of the advisory fees in relation to the fees  paid by comparable mutual funds, the extent of the profits derived by the adviser, and the performance of
the Funds.   After reviewing all of these factors, the Board unanimously approved the current investment advisory agreement.

Advisory Fees
The Fund pays the adviser an investment advisory fee computed separately and paid monthly for the Fund. The Fund pays an advisory fee of 0.50 of 1% of the Fund's average daily net assets. Since 1995, however, the adviser has not charged the Fund an investment advisory fee. The adviser is also reimbursing the Fund's expenses in excess of 1.00%. Although the Fund does not have any intention to do so, they may discontinue or modify these waivers or reimbursements at any time.

The Fund has paid the following advisory fees to the adviser for the last three fiscal years:

                                                  The AAL U.S. Government Zero
              Periods Ended April 30              Coupon Target Fund Series 2006
                      2001                                     0
                      2002                                     0
                      2003                                     0

*  The Funds became available to the public on November 14, 1991.

Affiliated Principal Underwriter
In addition to being the adviser for The AAL Mutual Funds (Trust), Thrivent Investment Management Inc. is the principal underwriter for the Trust under a written distribution agreement with the Trust.

Thrivent Investment Management Inc.'s address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Other Services

Administrative Services
Pursuant to an administrative services agreement with the Trust, Thrivent Investment Management Inc. provides certain administrative, accounting and pricing services to the Fund. These services include: calculating the daily net asset value per share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements;
reconciling bank account balance monthly; recording purchases and sales; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for the Fund. The Adviser has agreed to provide these services at rates which would not exceed the rates charged by unaffiliated vendors for similar services. The present agreement provides that the Trust shall pay to the Fund the annual rate of payment as follows:

                                The AAL U.S. Government Zero Coupon Target Fund Series 2006 - $2,500

The administrative services agreement will continue in effect from year to year, as long as it is approved at least annually by the Board of Trustees or by a vote of the outstanding voting securities of the Fund and in either case by a majority of the
Trustees who are not parties to the agreement or interest persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty upon 60 days notice by either party. The agreement provides that neither the adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except willful misfeasance, bad faith or gross negligence in the performance of their duties or by reckless disregard of their obligations and duties under the agreement.

Shareholder Maintenance Agreement
The Trust has entered into a contract with Thrivent Investment Management Inc. to provide certain shareholder maintenance services, amended and restated November 28, 2001. These shareholder services include answering customer inquiries regarding account status, explaining and assisting customers with the exercise of their account options and facilitating shareholder telephone transaction requests.

The annual fee the Trust pays for Thrivent Investment Management Inc. to provide such shareholder services is based upon, and limited by, the difference between the current account fees actually charged by PFPC, Inc., as transfer and dividend disbursing agent, and the normal full-service fee schedule published by PFPC, Inc. The annual fee is also based on reimbursement for certain actual out-of-pocket costs including postage and telephone charges. This account differential, including reimbursement for expenses, is at an annualized rate of $3.60 per account, effective April 30, 2002. The shareholder maintenance agreement continues in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the agreement must be approved annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days notice. The agreement provides that neither the adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement. These fees are not currently assessed against the Funds but may be in the future.

Rule 12b-1 (Distribution) Plan
Because the Fund is no longer being sold, the distributor is waiving the 12b-1 fee under the distribution plan. The Fund will not reinstate the 12b-1 fee as it is not open to investors for new sales. The following description applies to the plan when such fees were paid.

The Trust's distribution plan (Plan) is written in contemplation of Rule 12b-1 (Rule) under the Investment Company Act of 1940 (40
Act). The Plan authorizes the distributor to make payments to any qualified person (recipient) who has rendered assistance in the distribution of a Fund's shares (such as sale or placement of a Fund's shares, or administrative assistance, such as maintenance of sub-accounting or other records). The Plan also authorizes the distributor to purchase advertising for shares of the Fund, to pay for sales literature and other promotional material, and to make payments to its sales personnel. Any such payments to qualified recipients or expenses will be reimbursed or paid by the Fund, up to a limit of 0.10 of 1% of the average net assets in a given fiscal year. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years.

The Plan states that if and to the extent that any of the following payments by the Fund is considered to be "primarily intended to result in the sale of shares" issued by the Fund within the meaning of Rule 12b-1 of the 40 Act, such payments by the Fund are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan. Such costs include:

1.  the costs of the preparation, printing, and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of a fund or other funds or other investments;

2.  the costs of preparing, printing and mailing of all Prospectuses to shareholders;

3.  the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares;

4.  all legal and accounting fees relating to the preparation of any such reports, Prospectuses, proxies and proxy statements;

5.  all fees and expenses relating to the qualification of the Fund and or its shares under the securities or "Blue Sky"
    laws of any jurisdiction;

6.  all fees under the Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares;

7.  all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance;

8.  all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and

9.  all costs of responding to telephone or mail inquiries of shareholders.

The Plan also has recognized that the costs of distribution of the Trust's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the distributor, and that the profits, if any, of the adviser are dependent primarily on the advisory fees paid by the Fund to the Adviser. If and to the extent that any investment advisory fees paid by the Fund might, in view of any excess distribution costs and the common ownership of the adviser and distributor, be considered as indirectly financing any activity that is primarily intended to result in the sale of shares issued by the Fund, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by
Section 15 of the Act as to any investment advisory contract to which the Trust is a party, the Board of Trustees, including its
Trustees who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Trustees"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the Act.

The Plan requires that while it is in effect the distributor shall report in writing at least quarterly to the Trustees, and the
Trustees shall review, the following:

1.  the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made;

2.  the amounts of expenses and the purpose of each such expense; and

3.  all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.

The aggregate amount paid by the Fund to the distributor under the Plan for the fiscal year ended April 30, 2003 and the manner in which this amount was spent is as follows:

                               Gross 12b-1 fees paid by the Funds                               $0
                               Expenditures:
                                  Compensation to Registered Representatives                    $0
                                  Other                                                         $0

The Plan as it affects the Fund's shareholders was approved by the Fund's shareholders on November 12, 1991. The Plan continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees and the Qualified Trustees (as defined in the Plan) cast in person at a meeting called for the purpose of voting on such continuance.
The Plan may be terminated at any time without penalty by a vote of a majority of the Qualified Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Trust, and with respect to the Fund, by the vote of a majority of the outstanding shares of the Fund. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust is committed to the discretion of such disinterested Trustees. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Code of Ethics
Rule 17j-1 promulgated under Section 17(j) of the Investment Company Act of 1940 makes it illegal for persons associated with the
Fund, the adviser or sub-adviser, who have knowledge of portfolio securities trades that the Fund makes or intends to make, to use that information in a manner that benefits that person and/or harms the Fund. To protect the Fund against such conduct, the Fund, the adviser and sub-adviser have adopted codes of ethics in accordance with requirements established under Rule 17j-1. The code of ethics does not prohibit persons who have knowledge of the Fund's portfolio securities actual trades or anticipated trades from investing in the same securities; however, the code of ethics establishes time frames, prior approval procedures and reporting requirements designed to assure that persons who have knowledge of the Fund's portfolio securities trades cannot use that information in a manner which is detrimental to the Fund and/or which benefits them.

Other Service Providers

Transfer and Dividend Paying Agent
The transfer agent for the Fund is PFPC, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581.  As the transfer agent,
PFPC, Inc. handles the record keeping for the Fund's shares and is authorized to make the transfers of and distributions for a
Fund's shares in accordance with instructions from the Fund.

Custodian

The custodian for the Fund is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The custodian is responsible for holding the Fund's assets.

Independent Accountants

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Trust's independent accountants, providing professional services including audits of the Funds' annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the
Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

The adviser directs the placement or orders for the purchase and sale of the Fund's portfolio securities. Generally, the adviser places purchases and sales of portfolio securities with primary market makers (dealers) for these securities on a net (principal)
basis, without paying any brokerage commissions. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of portfolio securities from the dealers of zero coupon securities, in particular, may include a mark-up which may be included in a spread between the bid and asked price. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

Commissions

Because the Fund invests in U.S. government securities, which generally trade on a principal basis through a dealer rather than on a commission basis through a broker, the Target Fund has not paid any commissions for the past three years.

Brokerage Selection
In placing portfolio transactions, the adviser seeks the best combination of price and execution. In determining which dealers provide best execution, the adviser looks primarily to the price quoted. The adviser normally places orders with the dealer through which it can obtain the most favorable price. The adviser will normally purchase securities in their primary markets. In assessing the best net price and execution available to a Fund, the adviser will consider all factors it deems relevant. These factors include:

1. the breadth of the market in the security;
2. the price of the security;
3. the financial condition and execution capability of the dealer; and
4. the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

Although it is expected that sales of shares of the Fund will be made only by the distributor, the adviser may in the future consider the willingness of particular dealers to sell shares of the Fund as a factor in the selection of dealers for the Fund's portfolio transactions, subject to the overall best price and execution standard.

Assuming equal execution capabilities, the adviser may take into account other factors in selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available. The Adviser may consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Fund's net asset values, and other information provided to the Fund, to the adviser or its affiliates. The adviser may also cause the Fund to pay to a broker or dealer who provides such brokerage or research services a commission for executing a portfolio transaction that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The adviser must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the adviser exercises investment discretion. It is possible that certain of the services received by the adviser attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the adviser.

CAPITAL STOCK AND OTHER SECURITIES
The Fund is a separate series of a Massachusetts Business Trust organized under a Declaration of Trust dated March 31, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either its shareholders or its Board of Trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board of Trustees may authorize. Currently, the Board has authorized twenty series which bear the name of
The AAL Mutual Funds (Trust).

Each share of the Fund is entitled to participate pro rata in any dividends or other distributions declared by the Board with respect to the Fund, and all shares of the Fund have equal rights in the event of liquidation of the Fund.

Each share of the Fund is entitled to one vote on each matter presented to shareholders of the Fund. As a business trust, the
Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. On matters affecting the Fund
(such as approval of advisory and sub-advisory contracts and changes in fundamental policies of a Fund) a separate vote of the shares of the Fund is required. Shares of the Fund are not entitled to vote on any matter not affecting the Fund. All shares of all Funds vote together in the election of Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. Notice of such disclaimer is given in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meet its obligations.

Regarding the Target Fund, Series 2006, it contains only one class of shares, which is untitled but is considered to be Class A shares. The Fund's shares, when open to investors for new sales, were sold with a front-end sales charge (load). The Fund's shareholders have the right to retain and dispose of its shares freely. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share. As a result, if the Target Fund (and any other Funds in the Trust's series of Funds) were to liquidate, all shareholders of the Fund would share pro rata in its net assets available for distribution to shareholders of its class. In addition, each share of the Fund has a proportionate interest in any Fund distributions of interest or capital gains and a proportionate interest upon redemption (which equals the net asset value per share at the time).
Shareholders may redeem their shares at any time, subject to any rights the Fund may have to suspend redemptions under the
Investment Company Act of 1940.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Net Asset Value

The Fund offers its shares to the public through its distributor, Thrivent Investment Management Inc.. You can contact your
Thrivent Financial representative for information or call The AAL Mutual Funds directly at 800-847-4836. When the Fund was open for new investments, the Fund sold its shares at the public offering price (POP). The POP is based on a Fund's net asset value
(NAV) per share plus a sales charge (load):

           NAV + Sales charge = Offering Price.

The Fund determines the POP of a share by dividing its net asset value by 100% minus the sales charge percentage:

           NAV/(100%- Sales charge %) = Public Offering Price.

For example, if the Fund's NAV is $10 per share and the maximum sales charge is 4.75%, the POP would equal $10.49 per share.

The Fund calculates the net asset value of its shares once daily on days when the New York Stock Exchange is open for business.
The NYSE regularly closes on Saturdays and Sundays and on New Years' Day, the third Monday in February, Good Friday, the last
Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the exchange will be closed on the preceding Friday or the following Monday, respectively. The Fund waits until after the close of the NYSE (3:00 p.m. Central Time) before calculating the value of their shares.

Net asset value is determined by dividing the total assets of the Fund, less all its liabilities, by the total number of outstanding shares of the Fund:

              NAV = (Assets - Liabilities) / No. Shares
Where:

              Assets       = Cash + Current Value of Securities in the Fund
              No. Shares   = Number of Shares Outstanding for the Fund
              NAV          = Net Asset Value per Share for the Fund

The Fund determines the value of securities in its portfolio through the use of pricing services approved by the Trustees. The pricing services utilize information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Money market instruments with remaining maturities of 60 days or less are valued by the amortized cost method, which the Trustees believe approximates fair value. Because of the large number of zero coupon securities available, many may not trade each day; therefore, bid and asked prices frequently are not available. In valuing such securities, then, the pricing services generally take into account institutional size, trading in similar groups of securities and any developments related to specific securities. Other securities and assets are valued in good faith at fair value using methods (including pricing services) determined by the Trustees and applied on a consistent basis. The
Trustees review the valuation of the Fund's portfolio securities through receipt of regular reports from the Adviser.

Generally, trading in U.S. government securities and other fixed income securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the Fund's shares are computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Trust's securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

The difference between the POP and the NAV (net amount invested in the Funds) is paid to the distributor, Thrivent Investment
Management Inc., the principal underwriter for The AAL Mutual Funds.

To provide an additional benefit to those who work for the Fund, the Trustees, directors and employees of the Fund and the adviser, as well as persons licensed to receive commissions for sales of The AAL Mutual Funds, may not pay a sales charge on their purchases or on the purchases made by family members residing with them. Also, to promote Lutheranism, the Fund reduces the sales charges on shares sold to Lutheran congregations and charitable organizations.

The Fund intend to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders will likely incur brokerage fees in selling the securities received in the redemptions. Additionally, until the securities received are sold there is the risk they could lose value.

The Fund reserves the right to suspend or postpone redemptions during any period when:

1.  trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or that exchange is closed for other than customary weekend and holiday closings;

2.  the Securities and Exchange Commission has by order permitted such suspension; or

3.  an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

TAXATION OF THE FUND

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gains) and is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be distributed, but not actually distributed under a prescribed formula. The formula requires the Fund to distribute to shareholders during a calendar year an amount equal to at least
98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses
(adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income includes dividends, interest (including original issue discount amortization) and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains of a Fund for a fiscal year are computed by taking into account any capital loss carryforward of such Fund to the extent allowed by the Internal Revenue Code.

If any net realized long-term capital gains in excess of net realized short-term capital losses are not distributed by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will report such capital gains as long-term capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their shares by the difference between their pro rata share of such gains and their tax credit.

Distributions of investment company taxable income are taxable to shareholders as ordinary income. Under the federal income tax law, a portion of the difference between the purchase price and the face amount of zero coupon securities ("original issue discount") will be treated as income to any Fund holding securities with original issue discount each year, although no current payments will be received by such Fund with respect to such income. This original issue discount amortization will comprise a part of that investment company taxable income of such Fund that must be distributed to shareholders in order to maintain its qualification as a regulated investment company and to avoid federal income tax at the Fund level. Taxable shareholders of such a
Fund will be subject to income tax on such original issue discount amortization, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

Since the Fund invests primarily in zero coupon securities upon which it will not receive cash payments of interest, to the extent shareholders of the Fund elect to take their distributions in cash, the Fund may have to generate the required cash from interest earned on non-zero coupon securities from the disposition of such securities, or possibly from the disposition of some of their zero coupon securities.

Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable whether received in shares or in cash.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders. Investors are urged to consult their tax advisors with specific reference to their own tax situations, including state and local tax liability.

UNDERWRITERS

Until May 31, 1993, Thrivent Investment Management Inc., the principal underwriter for the Fund, offered the shares of the Fund for sale on a continuous basis through its field sales force. Thrivent Investment Management Inc., the sole distributor for the
Fund, does not receive any compensation in connection with redemptions and repurchases, brokerage commissions or other compensation.

FINANCIAL STATEMENTS

The Report of Independent Accountants and financial statements in the Annual Report of the Funds for the fiscal year ended April 30,
2003 is a separate report furnished with this SAI and is incorporated herein by reference.

PART C: OTHER INFORMATION

Item 23. Exhibits

In response to this item, the Registrant incorporates by reference the Exhibit Index following the Signature Page to this amendment.
Except as noted  below,  all  required  exhibits  have been previously filed and are incorporated  by  reference  from the  Funds'
Registration Statement on Form N-1A (File No. 33-12911), as amended:

Exhibits
(a)        Articles of Incorporation for The AAL Mutual Funds, as amended. (1)

(b)        By-Laws of the Fund, as amended. (1)

(c)        Instruments Defining Rights of Security Holders. Not Applicable.

(d)(1)(a)  Investment Advisory Agreement with Thrivent Investment Management Inc., effective November 28, 1990. (2)

(d)(1)(b)  Investment Advisory Agreement with Thrivent Investment Management Inc., Amendment No. 9. (1)

(d)(1)(c)  Investment Advisory Agreement with Thrivent Investment Management Inc., Amendment No. 15. (3)

(d)(2)     Form of Sub-Advisory Agreement with Oechsle International Advisors, LLC. (4)

(d)(3)     Form of Sub-Advisory Agreement with Pacific Investment Management Company, LLC. (5)

(e)(1)     Distribution Agreement with Thrivent Investment Management Inc.(5)

(e)(2)     Distribution Agreement with Thrivent Investment Management Inc., Amendment No. 11, effective July 17, 2000. (3)

(f)        Bonus or Profit Sharing Contracts. Not Applicable

(g)        Custodian Agreements. Filed herewith.

(h)(1)     Administrative Services Agreement effective January 1, 1999, between the Funds and Thrivent Financial. (2)

(h)(2)     Administrative Services Agreement effective January 1, 1999, between the Funds and Thrivent Financial. (3)

(h)(3)     Amended and Restated Shareholder Maintenance Agreement effective November 28, 2001(6)

(h)(4)     Transfer Agency Agreement with PFPC dated February 1, 2001. (3)

(h)(5)     Line of Credit Agreement with State Street Bank. Filed herewith.

(i)        Legal Opinion.  Filed herewith.

(j)        Consent of Independent Auditors. Filed herewith.

(k)        Omitted Financial Statements. Not Applicable.

(l)        Initial Capital Agreements. Not Applicable.

(m)        Rule 12b-1 Plan. (1)

(m)(1)     Amendment No. 3 to the Distribution (12b-1) Plan Effective July 17, 2001. (3)

(n)        Rule 18f-3 Plan. (1)

(o)        Reserved. Not Applicable.

(p)(1)     Code of Ethics for the Funds. (7)

(p)(2)     Code of Ethics for Subadviser, PIMCO.(8)

(p)(3)     Code of Ethics for Subadviser, Oechsle International Advisors LLC.(8)

(p)(4)     Code of Ethics (Sarbanes-Oxley). Filed herewith.

(q)        Powers of Attorney. Filed herewith.

(1)  Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of The AAL Mutual Funds, file no. 33-12911, filed on June 25, 1998.

(2)  Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of The AAL Mutual Funds, file no.
     33-12911, filed on December 29, 1999.

(3)  Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of The AAL Mutual Funds, file no.
     33-12911, filed on July 17, 2001.

(4)  Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of The AAL Mutual Funds, file no.
     33-12911, filed on April 6, 1999.

(5)  Incorporated by reference from Post-Effective Amendment No. 42 to the registration statement of The AAL Mutual Funds, file no.
     33-12911, filed on June 29, 2000.

(6)  Incorporated by reference from Post-Effective Amendment No. 46 to the registration statement of The AAL Mutual Funds, file no.
     33-12911, filed on June 2, 2002.

(7)  Incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of The AAL Variable Product Series
     Fund, Inc., file no. 33-82056 filed on February 12, 2003.

(8)  Incorporated by reference from Post-Effective Amendment No. 45 to the registration statement of The AAL Mutual Funds, file no.
     33-12911 filed on May 2, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant

Registrant is an open-end management investment company organized as a Massachusetts business trust on March 31, 1987. Registrant's sponsor,  Thrivent  Financial for Lutherans  ("Thrivent  Financial") is a fraternal benefit society organized under the laws of the
State of  Wisconsin  and is owned by and operated for its members.  It has no stockholders and is not subject to the control of any affiliated  persons.  Thrivent  Financial  provides high quality insurance coverage, financial  products,  services,  and fraternal benefits to help enhance the lives of its members.

The following list shows the relationship of each wholly-owned  direct and indirect  subsidiary to Thrivent  Financial.  Financial statements of Thrivent  Financial will be filed on a consolidated  basis with regard to each of the foregoing entities except Thrivent
Property & Casualty Insurance Agency, Inc.

                                                                                                                      State of
Thrivent Financial Entities                            Primary Business                                             Incorporation
-----------------------------------------------------------------------------------------------------------------------------------
Thrivent Financial for Lutherans                     Fraternal benefit society offering financial services            Wisconsin
                                                     and products

    Thrivent Financial Holdings, Inc.                Holding Company with no independent operations                   Delaware

         Thrivent Financial Bank                     Federally chartered bank                                      Federal Charter

         Thrivent Investment Management Inc.         Broker-dealer and Investment adviser                             Delaware

         North Meadows Investment Ltd.               Organized for the purpose of holding and investing in            Wisconsin
                                                     real estate

         AAL Service Organization, Inc.              Organized for the purpose of owning bank account                 Wisconsin
                                                     withdrawal authorizations

         Thrivent Life Insurance Company             Life insurance company                                           Minnesota

         Thrivent Financial Investor Services Inc.   Transfer agent for The Lutheran Brotherhood Family of          Pennsylvania
                                                     Funds

         Thrivent Property & Casualty Insurance      Auto and homeowners insurance company                            Minnesota
         Agency, Inc.

Item 25. Indemnification
Under Section 12 of Article Seven of the Funds' Declaration of Trust, the Funds may not indemnify any trustee,  officer or employee for expenses (e.g.,  attorney's  fees, judgments, fines and settlement amounts)  incurred in any  threatened,  pending or completed action,  if there has been an adjudication of liability against such person based on a finding of willful  misfeasance,  bad faith, gross negligence or reckless disregard of such person's duties of office ("disabling conduct").

The Funds shall  indemnify  their  trustees,  officers or employees for such expenses  whether or not there is an  adjudication  of liability,  if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought;  or (ii) in the absence of such a decision,  a reasonable  determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in  defending  such  actions  may be made  pursuant  to Release  11330,  provided  that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification  and one or more of the following  conditions is met: (1) the person provides  security for the  undertaking;  (2) the Funds are insured against losses arising by reason of any lawful advances;  or (3) a majority of disinterested non-party trustees or independent  legal counsel in a written opinion  determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities  arising  under the  Securities  Act of 1933 may be permitted to trustees,  officers and controlling persons of the Funds pursuant to the foregoing  provision, or otherwise, the Funds have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification  against  such  liabilities  (other  than the  payment by the Funds of expenses incurred or paid by a trustee, officer or controlling person of the Funds in the successful defense of any action, suit or proceeding) is asserted by such trustees,  officer or controlling  person in connection  with the  securities being registered, the
Funds  will,  unless in the  opinion of its  counsel  the  matter has been  settled by  controlling precedent, submit to a court of appropriate  jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Thrivent Investment Mgmt. is the investment adviser ("Adviser") of the Funds. Oechsle International Advisers, LLC, One International
Place,  Boston, MA 02110, is the sub-adviser for The AAL International Fund.  Pacific Investment  Management  Company,  840 Newport
Center Drive,  Newport Beach,  CA 92660,  is the sub-adviser for The AAL High Yield Bond Fund.  For information as to the business, profession, vocation or employment of a substantial nature of the Adviser, reference is made to Parts A and B of this  Registration
Statement and to Form ADV filed under the Investment Advisers Act of 1940 by the Adviser.

Item 27. Principal Underwriters

(a) Not Applicable

(b) Thrivent Investment Mgmt. Inc. serves as principal underwriter/distributor for shares of each of the Funds.

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below:

                   Name and Principal                                 Positions and Offices            Positions and Offices
                    Business Address                                     with Underwriter                    with Fund

John O. Gilbert                                           Director and Chairman                           Chairman and Trustee

Bruce J. Nicholson                                        Director and President                          N/A

Jon M. Stellmacher                                        Director and Senior Vice President              N/A
4321 North Ballard Road
Appleton, Wisconsin 54919-0007

Lawrence W. Stranghoener                                  Director and Senior Vice President              Trustee

Woodrow E. Eno                                            Director, Senior Vice President and Secretary   N/A

Pamela J. Moret                                           Director and Senior Vice President              President

James A. Thomsen                                          Director and Senior Vice President              N/A

James H. Abitz                                            Senior Vice President and Chief Investment      Vice President
222 West College Ave.                                     Officer
Appleton, Wisconsin 54919-0007

Randall L. Boushek                                        Senior Vice President                           N/A

Doug Ahrenstorff                                          Vice President                                  N/A
4321 N. Ballard Road
Appleton, Wisconsin 54919-0007

Craig T. Britton                                          Vice President                                  N/A

David C. Francis                                          Vice President                                  N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Charles D. Gariboldi                                      Vice President                                  Treasurer

Michael J. Haglin                                         Vice President                                  N/A

John E. Hite                                              Vice President and Deputy Chief Compliance      N/A
                                                          Officer

Frederick P. Johnson                                      Vice President                                  Vice President

Jeffrey R. Kargus                                         Vice President and Chief Financial Officer      N/A
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Richard J. Kleven                                         Vice President                                  N/A

Katie S. Kloster                                          Vice President                                  N/A

Marnie Loomans-Theucks                                    Vice President                                  N/A
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Michael J. Mevis                                          Vice President                                  N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Douglas B. Miller                                         Vice President                                  N/A

Thomas R. Mischka                                         Vice President                                  N/A
4321 North Ballard Road
Appleton,Wisconsin
54919-0001

James E. Nelson                                           Vice President and Assistant Secretary          Assistant Secretary

Brenda J. Pederson                                        Vice President                                  Vice President

Reginald L. Pfeifer                                       Vice President                                  N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Richard B.  Ruckdashel                                    Vice President                                  N/A

Robert C. Same                                            Vice President and Chief                        N/A
222 West College Ave.                                     Compliance Officer
Appleton, Wisconsin
54919-007

Thomas C. Schinke                                         Vice President                                  N/A

Nikki L. Sorum                                            Vice President                                  N/A

Terry W. Timm                                             Vice President                                  N/A
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

David L. Westmark                                         Vice President                                  N/A
222 West College Ave.
Appleton, Wisconsin 54919-0007

Anita J.T. Young                                          Vice President                                  N/A

Brett L. Agnew                                            Assistant Secretary                             Secretary

Marlene J. Nogle                                          Assistant Secretary                             Assistant Secretary

John C. Bjork                                             Assistant Secretary                             Assistant Secretary

Peter E. Schifsky                                         Assistant Secretary                             N/A

 (c) Not applicable

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Funds pursuant to Section 31(a) of the Investment  Company
Act of 1940 and the rules promulgated thereunder  are in the possession  of the Funds and the  Funds'  Custodian  as  follows:  all documents  required to be  maintained  by Rule  31a-1(b) will be maintained  by the Funds, (222 W.  College  Avenue,  Appleton,  WI
54919-0007) except that records required to be maintained by paragraph (2)(iv) of Rule 31a-1(b) will be maintained by the Custodian
(State Street Bank and Trust Company, 225 Franklin Street, Boston, MA  02110).

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of (the Securities  Act and) the  Investment  Company Act, the Fund  (certifies  that it meets all the requirements  for  effectiveness of this registration statement  under rule 485(b) of the  Securities Act and) has duly caused this registration  statement to be signed on its behalf by the undersigned, duly authorized,  in the City of  Minneapolis,  and State of
Minnesota on this 27th day of June 2003.

                                                                     THE AAL MUTUAL FUNDS
                                                                     (Fund)
                                                                                      *
                                                                     _________________________________________
                                                                     Pamela J. Moret
                                                                     President

Pursuant to the requirements of the Securities  Act of 1933,  this  amended  registration  statement  has been signed  below by the following persons in the capacities and on the 27th day of June 2003:

                                                                                      *
                                                                     __________________________________
                                                                     Pamela J. Moret
                                                                     President
                                                                     (Principal Executive Officer)

                                                                                      *
                                                                     __________________________________
                                                                     Charles D. Gariboldi
                                                                     (Principal Financial and Accounting Officer)

A Majority of the Board of Trustees:

John O. Gilbert                                        Edward W. Smeds
F. Gregory Campbell                                    Lawrence W. Stranghoener
Richard L. Gady

John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of himself and each of the other above-named
Trustees and Officers of The AAL Mutual Funds pursuant to the powers of attorney duly executed by such persons.

                                                                     /s/ John C. Bjork
                                                                     _______________________________________
                                                                     John C. Bjork
                                                                     Attorney-in-Fact

                                                          Index to Exhibits
                                                                 For
                                                         The AAL Mutual Funds

Exhibit Number    Name of Exhibit
--------------    ------------------------------------------
 (g)              Custodial Agreements

 (h) (5)          Line of Credit Agreement with State Street Bank

 (i)              Opinion and Consent of Counsel

 (j)              Consent of Independent Auditors

 (p)(4)           Code of Ethics (Sarbanes Oxley Code)

 (q)              Powers of Attorney